As filed with the Securities and Exchange Commission on April 25, 2017

Registration Nos. 033-05033

811-04642

UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT

UNDER

THE SECURITIES ACT OF 1933
Pre-Effective Amendment No.	☐
Post-Effective Amendment No. 78	☒

and/or

REGISTRATION STATEMENT

UNDER

THE INVESTMENT COMPANY ACT OF 1940

Amendment No. 80	☒

(check appropriate box or boxes)

Virtus Variable Insurance Trust

(Exact Name of Registrant as Specified in Charter)

Area Code and Telephone Number: (800) 248-7971

100 Pearl Street

Hartford, CT 06103

(Address of Principal Executive Offices)

Jennifer Fromm, Esq.

Counsel

Virtus Investment Partners, Inc.

100 Pearl Street

Hartford, CT 06103

(Name and Address of Agent for Service)

Copies of All Correspondence to:

Stacy H. Louizos, Esq.

Sullivan &Worcester LLP

1200 Avenue of the Americas

New York, NY 10104

It is proposed that this filing will become effective (check appropriate box):

☐	immediately upon filing pursuant to paragraph (b)
☒	on May 1, 2017 pursuant to paragraph (b) of Rule 485
☐	60 days after filing pursuant to paragraph (a)(1)
☐	on or at such later date as the Commission shall order pursuant to paragraph (a)(2)
☐	75 days after filing pursuant to paragraph (a)(2)
☐	on pursuant to paragraph (a)(2) of Rule 485

If appropriate, check the following box:

☐	this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

VIRTUS VARIABLE INSURANCE TRUST PROSPECTUS
Virtus Duff  & Phelps International Series

The Prospectus describes the Virtus Duff  & Phelps International Series (the “Series”), which is available as an underlying investment through a variable life insurance policy or a variable annuity contract (a "variable contract”). For information about your variable contract, including information about insurance-related expenses, see the prospectus for your variable contract.
May 1, 2017

The Securities and Exchange Commission has not approved or disapproved of these securities or determined if this prospectus is truthful or complete. Any representation to the contrary is a criminal offense. Please carefully consider the investment objectives, risks, charges and expenses of the Series before investing. For this and other information about any Virtus Variable Insurance Trust series, call 800-367-5877 or visit virtus.com for a prospectus. Read it carefully before you invest.
Not FDIC Insured No Bank Guarantee May Lose Value

Virtus Duff  & Phelps International Series

Virtus Duff  & Phelps International Series

Fund Summary
Investment Objective
The Series has an investment objective of high total return consistent with reasonable risk.
Fees and Expenses
The following table describes the fees and expenses you may pay if you buy and hold shares of the Virtus Duff  & Phelps International Series. The table does not include any fees or sales charges imposed under the variable contracts for which the Series is an investment option. If they were included, your costs would be higher.
Shareholder Fees (fees paid directly from your investment)	Class A		Class I
Shareholder Fees	Non	e	Non	e
Annual Series Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)	Class A	Class I
Management Fees	0.75%	0.75%
Distribution and/or Service (12b-1) Fees	0.25%	Non	e
Other Expenses	0.25%	0.25%
Acquired Fund Fees and Expenses	0.01%	0.01%
Total Annual Series Operating Expenses (a)	1.26%	1.01%
Less: Expense Reimbursement (b)	(0.07)%	(0.07)%
Total Annual Series Operating Expenses After Expense Reimbursement (a)(b)	1.19%	0.94%
(a)
The Total Annual Series Operating Expenses do not correlate to the ratio of expenses to average net assets appearing in the Financial Highlights tables, which tables reflect only the operating expenses of the Series and do not include proxy expenses or acquired fund fees and expenses.

(b)
The Series' investment adviser has contractually agreed to limit the Series' total annual operating expenses (excluding certain expenses, such as front-end or contingent deferred sales charges, taxes, interest, brokerage commissions, unusual or infrequently occurring expenses (such as litigation) and acquired fund fees and expenses, if any) so that such expenses do not exceed 1.18% for Class A Shares and 0.93% for Class I Shares through April 30, 2018. Following the contractual period, the adviser may discontinue this expense reimbursement arrangement at any time. Under certain conditions, the adviser may recapture operating expenses reimbursed under this arrangement for a period of three years following the time such reimbursement occurred.

Example
This example is intended to help you compare the cost of investing in the Series with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Series for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year, that the Series’ total operating expenses remain the same and that the expense reimbursement arrangement remains in place for the contractual period. The example does not reflect variable contract fees and charges, and if it did, the costs shown would be higher. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
	1 Year	3 Years	5 Years	10 Years
Class A	$121	$393	$685	$1,516
Class I	$96	$315	$551	$1,230
Portfolio Turnover
The Series pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in Annual Series Operating Expenses or in the Example, affect the Series’ performance. During the most recent fiscal year, the Series’ portfolio turnover rate was 83% of the average value of its portfolio.
Principal Investment Strategies
Under normal circumstances, the Series invests at least 80% of its assets in equity securities of issuers located outside of the United States. Equity securities in which the fund invests include common stocks, preferred stocks and ADRs.
Virtus Duff  & Phelps International Series1

The Series invests primarily in developed countries, but may also invest in issuers located in emerging market countries. The subadviser seeks to diversify its portfolio from a variety of sectors and countries, and typically invests in the securities of medium to large capitalization companies, but is not limited to investing in the securities of companies of any particular size. The Series may use derivatives to hedge against foreign currency exchange rates. The Series seeks to provide investors with access to high-quality international businesses selling at attractive valuations. Ideally these companies are not only growing their earnings but are also creating economic value by maintaining or growing their return on invested capital. The subadviser’s process is driven by bottom-up fundamental research and informed by top-down macro views. In evaluating securities for inclusion in the Series, the subadviser applies a cash flow based approach to valuation, as well as additional fundamental research to assess the economic value added, financial strength, franchise quality, and management alignment of individual companies. Top-down macro research is utilized to assess the market environment, and to assist with regional, country, and sector allocations. As part of the macro process, the subadviser takes into account, among other things, monetary policy, political factors, economic growth, and valuation.
Principal Risks
The Series may not achieve its objective(s), and it is not intended to be a complete investment program. The value of the Series’ investments that supports your share value may decrease. If between the time you purchase shares and the time you sell shares the value of the Series’ investments decreases, you will lose money. Investment values can decrease for a number of reasons. Conditions affecting the overall economy, specific industries or companies in which the Series invests can be worse than expected, and investments may fail to perform as the subadviser expects. As a result, the value of your shares may decrease. Purchase and redemption activities by variable contract owners may impact the management of the Series and its ability to achieve its investment objective(s). The redemption by one or more large variable contract owners or groups of variable contract owners of their holdings in the Series could have an adverse impact on the remaining variable contract owners in the Series including by accelerating the realization of capital gains and increasing the Series’ transaction costs. The principal risks of investing in the Series are:
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Depositary Receipts Risk.  The risk that investments in foreign companies through depositary receipts will expose the Series to the same risks as direct investments in securities of foreign issuers.

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Derivatives Risk.  The risk that the Series will incur a loss greater than the Series’ investment in, or will experience greater share price volatility as a result of investing in, a derivative contract. Derivatives may include, among other things, futures, options, forwards and swap agreements and may be used in order to hedge portfolio risks, create leverage, or to attempt to increase returns.

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Emerging Market Investing Risk.  The risk that prices of emerging markets securities will be more volatile, or will be more greatly affected by negative conditions, than those of their counterparts in more established foreign markets.

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Equity Securities Risk.  The risk that events negatively affecting issuers, industries or financial markets in which the Series invests, will impact the value of the stocks held by the Series and thus, the value of the Series' shares over short or extended periods. Investments in a particular style or in small or medium-sized companies may enhance that risk.

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Foreign Investing Risk.  The risk that the prices of foreign securities in the Series’ portfolio will be more volatile than those of domestic securities, or will be negatively affected by currency fluctuations, less regulated or liquid securities markets, or economic, political or other developments.

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Market Volatility Risk.  The risk that the value of the securities in which the Series invests may go up or down in response to the prospects of individual issuers and/or general economic conditions. Price changes may be temporary or may last for extended periods.

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Value Stocks Risk.  The risk that the Series will underperform when value investing is out of favor or that the Series' investments will not appreciate in value as anticipated.

Performance
The following bar chart and table provide some indication of the risks of investing in the Series. The bar chart shows changes in the Series’ performance from year to year over a 10-year period. The table shows how the Series’ average annual returns compare to those of a broad-based securities market index. The Series’ past performance is not necessarily an indication of how the Series will perform in the future. The Series’ returns in the chart and table do not reflect the deduction of any separate account or variable contract charges. The returns would have been less than those shown if such charges were deducted.
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Calendar Year Annual Total Returns for Class A Shares
Best Quarter:	2Q/2009:	26.08%	Worst Quarter:	4Q/2008:	-21.56%	Year to date (3/31/17):	3.56%
Average Annual Total Returns (for the periods ended 12/31/16)	1 Year	5 Years	10 Years	Since Inception Class I (4/30/13)
Class A	-1.61%	1.23%	1.22%	—
Class I	-1.28%	—	—	-3.94%
MSCI EAFE® Index (net) (does not reflect fees or expenses)	1.00%	6.53%	0.75%	1.53%
Class I Shares have been in existence only since April 30, 2013; therefore, limited performance information for Class I Shares is available to include here. However, the returns for Class I Shares for other periods would have been substantially similar to those shown for Class A Shares because Class I Shares and Class A Shares are invested in the same portfolio of securities. Class A Shares pay distribution and services (12b-1) fees and Class I Shares do not; therefore, had the Class I Shares been operational during the periods shown only for Class A Shares, investment performance for Class I Shares would have been higher than for Class A Shares.
Updated performance information is available at virtus.com or by calling 800-367-5877.
Management
The Adviser and Subadviser
Virtus Investment Advisers, Inc. (“VIA”) is the investment adviser to the Series.
Duff  & Phelps Investment Management Co. (“Duff  & Phelps”), an affiliate of VIA, is the subadviser to the Series (since September 2016).
Portfolio Management
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Frederick A. Brimberg,  Senior Managing Director and Senior Portfolio Manager at Duff  & Phelps. Mr. Brimberg has served as a Portfolio Manager of the Series since 2012.

Purchase and Sale of Series Shares
The Series does not offer its shares to the general public. The Series currently offers shares only to the separate accounts of participating insurance companies. Virtus Variable Insurance Trust (the “Trust”), of which the Series is a separate investment portfolio, has entered into an agreement with the insurance company sponsor of each separate account (participation agreement) setting forth the terms and conditions pursuant to which the insurance company will purchase and redeem shares of the Series. For information concerning the purchase of units of the separate accounts, see the variable contract prospectus.
Tax Information
Since the separate accounts are the only shareholders of the Series, no discussion is included herein as to the federal income tax consequences at the shareholder level. For information concerning the federal income tax consequences to the purchasers of variable contracts, see the variable contract prospectus which describes the particular separate account and variable contract.
Virtus Duff  & Phelps International Series3

Payments to Insurance Companies and Other Financial Intermediaries
Series shares are generally available only through intermediaries, i.e., the separate accounts. The Series (and/or its related companies) may pay the insurance companies (and/or their related companies) for distribution and/or other services; some of the payments may, in turn, go to broker-dealers and other financial intermediaries. For example, the Series may make payments for sub-transfer agency services to one or more of the insurance companies. Such payments may create a conflict of interest for an intermediary by influencing the intermediary’s investment recommendations, or be a factor in the insurance company’s decision to include the Series as an underlying investment option in a variable contract. Ask your salesperson or review your variable contract prospectus for more information.
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More About Principal Investment Strategies

Under normal circumstances, the Series invests at least 80% of its assets in equity securities of issuers located outside of the United States. The Series invests primarily in developed countries, but may also invest in issuers located in emerging market countries. The subadviser seeks to diversify its portfolio from a variety of sectors and countries, and typically invests in the securities of medium to large capitalization companies, but is not limited to investing in the securities of companies of any particular size. The Series will primarily hold securities of companies listed on a foreign securities exchange or quoted on an established foreign over-the-counter market, or American Depository Receipts (ADRs). In determining the “location” of an issuer, the subadviser primarily relies on the country where the issuer is incorporated. However, the country of risk is ultimately determined based on analysis of the following criteria: actual building address (domicile), primary exchange on which the security is traded and country in which the greatest percentage of company revenue is generated. This evaluation is conducted so as to determine that the issuer’s assets are exposed to the economic fortunes and risks of the designated country. The Series’ policy of investing 80% of its assets in foreign equity securities may be changed only upon 60 days’ written notice to shareholders.
The Series seeks to provide investors with access to high-quality international businesses selling at attractive valuations. Ideally these companies are not only growing their earnings but are also creating economic value by maintaining or growing their return on invested capital. The subadviser's process is driven by bottom-up fundamental research and informed by top-down macro views, with an expectation that a significant proportion of any long-term performance will come from security selection. In evaluating securities for inclusion in the Series, the subadviser applies a cash flow based approach to valuation, as well as additional fundamental research to assess the economic value added, financial strength, franchise quality, and management alignment of individual companies. Top-down macro research is utilized to assess the market environment, and to assist with regional, country, and sector allocations. As part of the macro process, the subadviser takes into account, among other things; monetary policy, political factors, economic growth, and valuation. The subadviser believes this approach produces long-term investment returns characterized by low absolute volatility and downside protection.
In determining which portfolio securities to sell, the subadviser considers, among other things; whether a security has become fully valued, if there has been a material change in the assessment of the company’s fundamentals or original thesis, the stock is not acting as expected, there is a better alternative available, and/or a portfolio rebalancing.
Temporary Defensive Strategy: During periods of adverse market conditions, the Series may take temporary defensive positions that are inconsistent with its principal investment strategies by holding all or part of its assets in cash or short-term money market instruments including obligations of the U.S. Government, high-quality commercial paper, certificates of deposit, bankers acceptances, bank interest-bearing demand accounts, and repurchase agreements secured by U.S. Government securities. When this allocation happens, the Series may not achieve its objective.
Please see “More About Principal Risks” for information about the risks of investing in the Series.
More About Principal Risks

The Series’ investments are subject generally to market risk and the risk of selecting underperforming securities and asset classes, which may adversely affect the Series and lead to loss of principal.
Depositary Receipts
The Series may invest in American Depositary Receipts (ADRs) sponsored by U.S. banks, European Depositary Receipts (EDRs), Global Depositary Receipts (GDRs), ADRs not sponsored by U.S. banks, other types of depositary receipts (including non-voting depositary receipts) and other similar instruments representing securities of foreign companies.
Although certain depositary receipts may reduce or eliminate some of the risks associated with foreign investing, these types of securities generally are subject to many of the same risks as direct investments in securities of foreign issuers.
Derivatives
Derivative transactions are contracts whose value is derived from the value of an underlying asset, index or rate, including futures, options, non-deliverable forwards, forward foreign currency exchange contracts and swap agreements. The Series may use derivatives to hedge against factors that affect the value of its investments, such as
Virtus Duff  & Phelps International Series5

interest rates and foreign currency exchange rates. The Series may also utilize derivatives as part of its overall investment technique to gain or lessen exposure to various securities, markets, volatility, dividend payments and currencies.
Derivatives typically involve greater risks than traditional investments. It is generally more difficult to ascertain the risk of, and to properly value, derivative contracts. Many derivatives, and particularly those that are privately negotiated, are complex and often valued subjectively. Improper valuations can result in increased cash payment requirements to counterparties or a loss of value to the Series. The prices of derivatives may move in unexpected ways, especially in abnormal market conditions. Derivatives are usually less liquid than traditional securities and are subject to counterparty risk (the risk that the other party to the contract will default or otherwise not be able to perform its contractual obligations). In addition, some derivatives transactions may involve potentially unlimited losses.
Derivative contracts entered into for hedging purposes may also subject the Series to losses if the contracts do not correlate with the assets, indexes or rates they were designed to hedge. Gains and losses derived from hedging transactions are, therefore, more dependent upon the subadviser’s ability to correctly predict the movement of the underlying asset prices, indexes or rates.
As an investment company registered with the SEC, the Series is required to identify on its books (often referred to as “asset segregation”) liquid assets, or engage in other SEC-approved measures, to “cover” open positions with respect to certain kinds of derivative instruments. If the Series invests in such instruments and has insufficient cash to meet such requirements, it may have to sell other investments, including at disadvantageous times.
Governments, agencies and/or other regulatory bodies may adopt or change laws or regulations that could adversely affect the Series' ability to invest in derivatives as the Series' subadviser intends. The Dodd-Frank Wall Street Reform and Consumer Protection Act (the “Dodd-Frank Act”), among other things, grants the Commodity Futures Trading Commission (the “CFTC”) and SEC broad rulemaking authority to implement various provisions of the Dodd-Frank Act including comprehensive regulation of the over-the-counter (“OTC”) derivatives market. The implementation of the Dodd-Frank Act could adversely affect the Series by placing limits on derivative transactions, and/or increasing transaction and/or regulatory compliance costs. For example, the CFTC has recently adopted new rules that will apply a new aggregation standard for position limit purposes, which may further limit the Series' ability to trade futures contracts and swaps.
There are also special tax rules applicable to certain types of derivatives, which could affect the amount, timing and character of the Series' income or loss and hence of its distributions to shareholders by causing holding period adjustments, converting short-term capital losses into long-term capital losses, and accelerating the Series' income or deferring its losses. The Series' use of derivatives may also increase the amount of taxes payable by shareholders or the resources required by the Series or its adviser and/or subadviser(s) to comply with particular regulatory requirements.
Equity Securities
Generally, prices of equity securities are more volatile than those of fixed income securities. The prices of equity securities will rise and fall in response to a number of different factors. In particular, equity securities will respond to events that affect entire financial markets or industries (such as changes in inflation or consumer demand) and to events that affect particular issuers (such as news about the success or failure of a new product). Equity securities also are subject to “stock market risk,” meaning that stock prices in general may decline over short or extended periods of time. When the value of the stocks held by the Series goes down, the value of the Series’ shares will be affected.
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Large Market Capitalization Companies Risk. The value of investments in larger companies may not rise as much as smaller companies, or larger companies may be unable to respond quickly to competitive challenges, such as changes in technology and consumer tastes.

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Value Stocks Risk. A company may be undervalued due to market or economic conditions, temporary earnings declines, unfavorable developments affecting the company and other factors, or because it is associated with a market sector that generally is out of favor with investors. Undervalued stocks tend to be inexpensive relative to their earnings or assets compared to other types of stock. However, these stocks can continue to be inexpensive for long periods of time and may not realize their full economic value.

Foreign Investing
Investing in securities of non-U.S. companies involves special risks and considerations not typically associated with investing in U.S. companies, and the values of non-U.S. securities may be more volatile than those of U.S. securities. The values of non-U.S. securities are subject to economic and political developments in countries and regions where
6Virtus Duff  & Phelps International Series

the issuers operate or are domiciled, or where the securities are traded, such as changes in economic or monetary policies, and to changes in currency exchange rates. Values may also be affected by restrictions on receiving the investment proceeds from a non-U.S. country.
In general, less information is publicly available about non-U.S. companies than about U.S. companies. Non-U.S. companies are generally not subject to the same accounting, auditing and financial reporting standards as are U.S. companies. Certain foreign issuers classified as passive foreign investment companies may be subject to additional taxation risk.
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Currency Rate Risk. Because the foreign securities in which the Series invests generally trade in currencies other than the U.S. dollar, changes in currency exchange rates will affect the Series’ net asset value, the value of dividends and interest earned, and gains and losses realized on the sale of securities. Because the value of the Series’ shares is calculated in U.S. dollars, it is possible for the Series to lose money by investing in a foreign security if the local currency of a foreign market depreciates against the U.S. dollar, even if the local currency value of the Series’ holdings goes up. Generally, a strong U.S. dollar relative to such other currencies will adversely affect the value of the Series’ holdings in foreign securities.

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Emerging Market Investing Risk. The risks of foreign investments are generally greater in countries whose markets are still developing than they are in more developed markets. Emerging market countries typically have economic and political systems that are less fully developed, and can be expected to be less stable than those of more developed countries. For example, the economies of such countries can be subject to rapid and unpredictable rates of inflation or deflation. Since these markets are often small, they may be more likely to suffer sharp and frequent price changes or long-term price depression because of adverse publicity, investor perceptions or the actions of a few large investors. They may also have policies that restrict investment by foreigners, or that prevent foreign investors from withdrawing their money at will. Certain emerging markets may also face other significant internal or external risks, including the risk of war and civil unrest. For all of these reasons, investments in emerging markets may be considered speculative.

To the extent that the Series invests a significant portion of its assets in a particular emerging market, the Series will be more vulnerable to financial, economic, political and other developments in that country, and conditions that negatively impact that country will have a greater impact on the Series as compared with a Series that does not have its holdings concentrated in a particular country.
Market Volatility
The value of the securities in which the Series invests may go up or down in response to the prospects of individual companies and/or general economic conditions. Price changes may be temporary or may last for extended periods.
Instability in the financial markets has exposed the Series to greater market and liquidity risk and potential difficulty in valuing portfolio instruments that it holds. In response to financial markets that experienced extreme volatility, and in some cases a lack of liquidity, the US Government has taken a number of unprecedented actions, including acquiring distressed assets from financial institutions and acquiring ownership interests in those institutions. The implications of government ownership and disposition of these assets are unclear. Additional legislation or government regulation may also change the way in which the Series itself is regulated, which could limit or preclude the Series’ ability to achieve its investment objective.
Management of the Series

The Adviser
VIA has served as the investment adviser to the Series since November 2010. VIA, located at 100 Pearl Street, Hartford, CT 06103, acts as the investment adviser for over 50 mutual funds and as adviser to institutional clients. As of December 31, 2016, VIA had approximately $24.4 billion in assets under management. VIA has acted as an investment adviser for over 80 years and is an indirect wholly-owned subsidiary of Virtus Investment Partners, Inc., a publicly traded multi-manager asset management business.
Pursuant to the Investment Advisory Agreement with the Series and subject to the direction of the Trust’s Board of Trustees, VIA is responsible for managing the Series’ investment program in conformity with the stated policies of the
Virtus Duff  & Phelps International Series7

Series as described in this prospectus. VIA, with the approval of the Trust’s Board of Trustees, has selected Duff  & Phelps to serve as subadviser and perform the day-to-day portfolio management of the Series. Duff  & Phelps is responsible for deciding which securities to purchase and sell for the Series and for placing the Series’ transactions.
The Series pays VIA an investment management fee that is accrued daily against the value of the Series’ net assets at the following annual rate:
1st $250 million	$250+ million through $500 million	Over $500 million
0.75%	0.70%	0.65%
For its last fiscal year, the Series paid advisory fees at the rate 0.75% of its average net assets.
The Trust has entered into an expense limitation agreement with VIA whereby VIA has agreed to reimburse the Series for expenses necessary or appropriate for the operation of the Series (excluding certain expenses, such as front-end or contingent deferred sales charges, taxes, interest, brokerage commissions, unusual or infrequently occurring expenses (such as litigation) and acquired fund fees and expenses, if any) to the extent that such expenses exceed 1.18% of the Series’ Class A Shares and 0.93% of the Series’ Class I Shares average net assets. This expense limitation agreement is in place through April 30, 2018. After April 30, 2018, VIA may discontinue this expense reimbursement arrangement at any time. Under certain conditions, VIA may recapture operating expenses reimbursed under an expense reimbursement arrangement for a period of three years following the time such reimbursement occurred.
VIA serves as a manager of managers of the Series. In this capacity, VIA: (i) sets the Series’ overall investment strategies; (ii) evaluates, selects, and recommends to the Board one or more subadvisers needed to manage all or part of the assets of the Series; (iii) monitors and evaluates the subadvisers’ investment programs and results as well as the performance of the subadvisers relative to the applicable benchmark indexes; and (iv) reviews the Series’ compliance with its investment objectives, policies and restrictions.
The Trust and VIA have each received an exemptive order from the Securities and Exchange Commission (“SEC”) that permits VIA, subject to certain conditions and without the approval of shareholders to: (a) employ a new unaffiliated subadviser for a Series pursuant to the terms of a new subadvisory agreement, in each case either as a replacement for an exiting subadviser or as an additional subadviser; (b) change the terms of any subadvisory agreement; and (c) continue the employment of an existing subadviser on the same subadvisory agreement terms where an agreement has been assigned because of a change in control of the subadviser. In such circumstances, shareholders would receive notice of such action, including the information concerning the new subadviser that normally is provided in a proxy statement.
The Subadviser
Duff  & Phelps, an affiliate of VIA, is located at 200 South Wacker Drive, Suite 500, Chicago, IL 60606. Duff  & Phelps acts as subadviser to mutual funds and as adviser or subadviser to closed-end mutual funds and to institutional clients. Duff  & Phelps (together with its predecessor) has been in the investment advisory business for more than 70 years. As of December 31, 2016, Duff  & Phelps had approximately $10.3 billion in assets under management on a discretionary basis.
From its investment advisory fee, VIA, not the Series, pays Duff  & Phelps for its subadvisory services at the rate of 50% of the net advisory fee.
Board of Trustees’ Approval of Investment Advisory and Subadvisory Agreements
The Trust’s annual report to shareholders for the year ended December 31, 2016 contains a discussion regarding the basis for the Trust’s Board of Trustees' approval of the investment advisory and investment subadvisory agreements for the Series.
Portfolio Management
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Frederick A. Brimberg.  Mr. Brimberg is Senior Managing Director and Senior Portfolio Manager at Duff  & Phelps (since August 2016) and Euclid Advisors LLC (“Euclid”) (since 2012), each an affiliate of VIA. Prior to joining Euclid, he was senior vice president and international portfolio manager at Avatar Associates (2006 to 2012), where he started the international strategy in 2006. Earlier, he was vice president and portfolio manager at ING Investment Management and its predecessor Lexington Management, with a focus on global equity investing. Mr. Brimberg’s career spans 30-plus years in investment management, trading, and capital markets, with positions at Brimberg & Co., and Lehman Brothers.

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The statement of additional information (“SAI”) provides additional information about the portfolio manager’s compensation, other accounts managed by the portfolio manager and the portfolio manager’s ownership of securities in the Series.
Risks Associated with Other Investment Strategies and Series Operations

Information about the Series’ principal investment strategies and risks appears in the Fund Summary section and the sections entitled “More About Principal Investment Strategies” and “More About Principal Risks” above. The information below describes other investment strategies that the Series may use that are not principal strategies and the risks of those strategies, arranged in alphabetical order, as well as other operational risks. Further descriptions of these investment strategies and practices can be found in the SAI.
One or more of the following risks may apply to the Series indirectly through its investments in other investment companies, including exchange-traded funds (“ETFs”). The greater an investment in a particular asset class by the Series, the greater the impact to the Series of the risks related to the class.
Convertible Securities
Convertible securities are bonds, debentures, notes, preferred stock, rights, warrants or other securities that may be converted into or exchanged for a prescribed amount of common stock or other security of the same or a different issuer or into cash within a particular period of time at a specified price or formula. A convertible security generally entitles the holder to receive interest paid or accrued on debt securities or the dividend paid on preferred stock until the convertible security matures or is redeemed, converted or exchanged. If a convertible security is called for redemption, the Series may have to redeem the security, convert it into common stock or sell it to a third party at a price and time that is not beneficial for the Series. The value of convertible securities tends to decline as interest rates rise and, because of the conversion feature, tends to vary with fluctuations in the market value of the underlying securities. Securities convertible into common stocks may have higher yields than common stocks but lower yields than comparable nonconvertible securities.
Cybersecurity
With the increased use of technologies such as the Internet to conduct business, the Series have become potentially more susceptible to operational and information security risks through breaches in cybersecurity. In general, a breach in cybersecurity can result from either a deliberate attack or an unintentional event. Cybersecurity breaches may involve, among other things, infection by computer viruses or other malicious software code or unauthorized access to the digital information systems, networks or devices of the Series or their service providers (including, but not limited to, the Series’ investment adviser, transfer agent, custodian, administrators and other financial intermediaries) through “hacking” or other means, in each case for the purpose of misappropriating assets or sensitive information (including, for example, personal shareholder information), corrupting data or causing operational disruption or failures in the physical infrastructure or operating systems that support the Series. Any such cybersecurity breaches or losses of service may cause the Series to lose proprietary information, suffer data corruption or lose operational capacity, which, in turn, could cause the Series to incur regulatory penalties, reputational damage, additional compliance costs associated with corrective measures, and/or financial loss. While the Series and their service providers have established business continuity plans and risk management systems designed to prevent or reduce the impact of cybersecurity attacks, there are inherent limitations in such plans and systems due in part to the ever-changing nature of technology and cybersecurity attack tactics, and there is a possibility that certain risks have not been adequately identified or prepared for. Cybersecurity risks may also impact issuers of securities in which the Series invest, which may cause the Series’ investments in such issuers to lose value.
Illiquid and Restricted Securities
Certain securities in which the Series invests may be difficult to sell at the time and price beneficial to the Series, for example due to low trading volumes or legal restrictions. When there is no willing buyer or a security cannot be readily sold, the Series may have to sell at a lower price or may be unable to sell the security at all. The sale of such securities may also require the Series to incur expenses in addition to those normally associated with the sale of a security.
Investments in Other Investment Companies and Exchange-Traded Funds
The Series may invest in securities of other investment companies, including shares of closed-end investment companies, unit investment trusts, and open-end investment companies. Investing in other investment companies
Virtus Duff  & Phelps International Series9

involves substantially the same risks as investing directly in the underlying instruments, but may involve additional expenses at the investment company-level, such as portfolio management fees and operating expenses. Certain types of investment companies, such as closed-end investment companies, issue a fixed number of shares that trade on a stock exchange or over-the-counter at a premium or a discount to their net asset value. Others are continuously offered at net asset value.
The Series may invest in other investment companies to take advantage of investment opportunities in certain countries where the Series otherwise would not be able to invest or where the size of a Series investment in a particular country would be too small.
The Series may also acquire ETFs or similar securities in order to achieve market or industry exposure pending direct investments in equity securities. An ETF is an investment company the shares of which are continuously offered at net asset value only in large aggregations, but are traded on an exchange in smaller amounts.
Assets invested in other investment companies incur a layering of expenses including operating costs, advisory fees and administrative fees that investors in the Series will indirectly bear.
Leverage
When the Series makes investments in futures contracts, forward contracts, swaps and other derivative instruments, the futures contracts, forward contracts, swaps and certain other derivatives provide the economic effect of financial leverage by creating additional investment exposure, as well as the potential for greater loss. When the Series uses leverage through activities such as borrowing, entering into short sales, purchasing securities on margin or on a when-issued basis, or purchasing derivative instruments in an effort to increase its returns, the Series has the risk of magnified capital losses that occur when losses affect an asset base, enlarged by borrowings or the creation of liabilities, that exceeds the net assets of the Series. The value of the shares of the Series employing leverage will be more volatile and sensitive to market movements. Leverage may also involve the creation of a liability that requires the Series to pay interest.
Operational
An investment in the Series, like any mutual fund, can involve operational risks arising from factors such as processing errors, human errors, inadequate or failed internal or external processes, failures in systems and technology, changes in personnel and errors caused by third-party service providers. The occurrence of any of these failures, errors or breaches could result in a loss of information, regulatory scrutiny, reputational damage or other events, any of which could have a material adverse effect on the Series. While the Series seeks to minimize such events through controls and oversight, there may still be failures that could cause losses to the Series.
Securities Lending
The Series may loan portfolio securities with a value up to one-third of its total assets to increase its investment returns. If the borrower is unwilling or unable to return the borrowed securities when due, the lending Series can suffer losses. In addition, there is a risk of delay in receiving additional collateral or in the recovery of the securities, and a risk of loss of rights in the collateral, in the event that the borrower fails financially. There is also a risk that the value of the investment of the collateral could decline, causing a loss to the Series.
Small and Medium Market Capitalization Companies
Small and medium-sized companies often have narrower markets, fewer products or services to offer, and more limited managerial and financial resources than larger, more established companies. As a result, the performance of small and medium-sized companies may be more volatile, and they may face a greater risk of business failure, which could increase the volatility and risk of loss to the Series.
Distribution Plan (Class A Shares only)

The Trust, on behalf of each series of the Trust, including with respect to the Class A Shares of the Virtus Duff  & Phelps International Series, has adopted a plan pursuant to Rule 12b-1 under the Investment Company Act of 1940 (the “Distribution Plan”). Pursuant to the Distribution Plan, the Trust has entered into a Distribution Agreement relating to the Distribution Plan with VP Distributors, LLC (the “Distributor”) located at 100 Pearl Street, Hartford, CT 06103. The Distributor is an affiliate of the adviser, and serves as principal underwriter for the Trust. The Distribution Plan permits the use of Series assets to help finance the distribution of the shares of the Series.
10Virtus Duff  & Phelps International Series

Under the Distribution Plan, the Trust, on behalf of each Series, is permitted to pay to the Distributor (who may in turn pay other service providers) up to a total of 0.25% of the average daily net assets of Class A of the Series, as payment for services rendered in connection with the distribution of shares. Because these fees are paid out of Series assets on an ongoing basis, over time these costs will increase the cost of your investment and may cost you more than other types of sales charges.
More About the Trust and the Series

Organization of the Trust
The Trust was organized as a Massachusetts business trust on February 18, 1986. It was subsequently reorganized into a Delaware statutory trust on February 14, 2011. The Trust currently consists of nine series of which the Series is one. The Trust’s business and affairs are managed by its Board of Trustees.
Shares of Beneficial Interest
Shares (including fractional shares) of the Series have equal rights with regard to voting, redemptions, dividends, distributions and liquidations with respect to the Series. All voting rights of the separate accounts as shareholders are passed through to the variable contract owners. Shareholders of all series of the Trust currently vote on the election of Trustees and other matters. On matters affecting an individual series such as the Series (such as approval of an advisory or subadvisory agreement or a change in fundamental investment policies), a separate vote of that series is required. On matters affecting an individual class (such as approval of matters relating to a Distribution Plan for a particular class of shares), a separate vote of that class is required. The Trust is not required to hold annual shareholder meetings.
Series shares attributable to any insurance company assets and Series shares for which no timely instructions from variable contract owners are received will be voted by the appropriate insurance company in the same proportion as those shares for which instructions are received.
The assets received by the Trust for the issue or sale of shares of the Series, and all income, earnings, profits and proceeds thereof, subject only to the rights of creditors, are allocated to the Series, and constitute the underlying assets of the Series. The underlying assets of the Series are required to be segregated on the books of account, and are to be charged with the expenses of the Series and with a share of the general expenses of the Trust. Any general expenses of the Trust not readily identifiable as belonging to a particular series shall be allocated by or under the direction of the Trustees in such manner as the Trustees determine to be fair and equitable.
Taxes
The Trust intends for the Series to qualify as a regulated investment company (“RIC”) by satisfying the requirements under Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”), including requirements with respect to diversification of assets, distribution of income, and sources of income. In general, a series that qualifies as a RIC will be relieved of federal income tax on its net investment income and net capital gains distributed to its shareholders. In addition, the Trust intends for the Series to comply with the investment diversification requirements for variable contracts contained in the Code. Moreover, the Trust intends to distribute sufficient net investment income and net capital gains of the Series to avoid imposition of any federal excise tax.
Accordingly, the Trust intends that, at the close of each quarter of the taxable year, (i) not more than 25% of the market value of the Series’ total assets will be invested in the securities of a single issuer and (ii) with respect to 50% of the market value of the Series’ total assets, not more than 5% of the market value of the Series’ total assets will be invested in the securities of a single issuer and the Series will not own more than 10% of the outstanding voting securities of a single issuer.
Actual and deemed distributions of ordinary income and net capital gains generally are taxable to the Series’ shareholders, which in this case are the separate accounts. Because the sole shareholders of the Series will be the separate accounts, no discussion is included in this prospectus as to the federal income tax consequences at the shareholder level. For information concerning the federal income tax consequences to purchasers of the variable contracts, please see the variable contract prospectuses.
Virtus Duff  & Phelps International Series11

Disruptive Trading and Market Timing
As an investment vehicle for variable contracts, which are designed as long-term investments, the Series is not appropriate for “market timing” or other trading strategies that entail rapid or frequent investment and trading. Frequent purchases, redemptions and transfers, transfers into and then out of the Series in a short period of time, and transfers of large amounts at one time may be indicative of market timing and otherwise disruptive trading (“Disruptive Trading”), which can have risks and harmful effects for other investors. These risks and harmful effects include:
•
dilution of the interests of long-term investors, if market timers or others transfer into the Series at prices that are below the true value or exchange out of the Series at prices that are higher than the true value;

•
an adverse effect on portfolio management, such as causing the Series to maintain a higher level of cash than would otherwise be the case, or causing the Series to liquidate investments prematurely; and

•
increased brokerage and administrative expenses.

Funds that invest primarily in international securities may be more susceptible to pricing arbitrage opportunities because of time zone differences between the closing of international and domestic markets. Funds that invest primarily in small and mid-cap securities may be more susceptible to arbitrage opportunities because of the less liquid nature of small and mid-cap securities. In addition, funds that hold significant investments in high yield bonds may also be susceptible to market timing because high yield bonds are often thinly traded so that their market prices may not accurately reflect current market developments. To the extent that the Series invests in these types of securities, it may be more susceptible to the risks of Disruptive Trading.
In order to attempt to protect Trust investors, the Trust’s Board of Trustees has adopted market timing policies reasonably designed to discourage Disruptive Trading. The Trust reserves the right to amend these policies at any time without prior notice. Because the record owners of the Series are the insurance companies and not the variable contract owners, the Trust is not ordinarily in a position to monitor for or uncover Disruptive Trading by variable contract owners. Therefore, under the Trust’s policies, the Trust delegates to each insurance company the duty to establish and maintain policies and procedures designed to detect, monitor and deter (including, without limitation, by rejecting specific purchase orders) investors (or their agents) whose purchase and redemption activity follows a Disruptive Trading pattern, and to take such other actions as the insurance company may deem necessary to discourage or reduce Disruptive Trading activities. An insurance company may only modify such policies and procedures if it provides reasonable notice to the Trust and the Trust’s Chief Compliance Officer. Please see your variable contract prospectus for information relating to applicable restrictions on purchases or transfers through your variable contract.
The Trust may also take certain actions to stop Disruptive Trading, including imposing redemption fees for the Series and ceasing sales of additional shares of the Series to a separate account through which variable contract owners are engaging in Disruptive Trading. Because the Trust reserves discretion in applying these policies, they may not be applied uniformly. In addition, the Trust, as required under SEC regulations, has entered into an agreement with each insurance company under which the insurance companies have agreed to provide the Trust or its designee with information about variable contract owner transactions in the Series upon request.
Although the Trust will endeavor to ensure that each insurance company can and does identify and deter Disruptive Trading by its variable contract owners, the Trust cannot control their efforts or guarantee their success at deterrence. In addition, the Trust cannot guarantee that monitoring by the insurance companies and the Trust will be 100% successful in detecting all Disruptive Trading activity. Consequently, there is a risk that some investors could engage in Disruptive Trading while others will bear the effects of their Disruptive Trading activities.
Portfolio Holdings
A description of the Trust’s policies and procedures with respect to the disclosure of the Series’ portfolio securities is available in the SAI.
Investing in the Series

Shares of the Series are not available to the public directly. You may invest in the Series by buying a variable accumulation annuity contract or a variable universal life insurance policy from an insurance company and directing the allocation of the net purchase payment(s) to the investment option corresponding to the Series. The appropriate insurance company will, in turn, invest payments in shares of the Series as the investor directs at the net asset value next determined.
12Virtus Duff  & Phelps International Series

The Series offers Class A Shares and Class I Shares. Both share classes may not be available for purchase through your variable contract. See your variable contract prospectus for a description of the available share class(es).
Sales Charge and Surrender Charges
The Series does not assess any sales charge, either when it sells or when it redeems securities. The sales charges that may be assessed under the variable contracts or policies are described in the variable contract prospectuses, as are other charges.
Determination of Net Asset Value
The net asset value (“NAV”) per share of the Series is determined as of the close of regular trading of the New York Stock Exchange (“NYSE”) on days when the NYSE is open for trading. Since the Series does not price securities on weekends or United States national holidays, but foreign markets may be open on these days, the value of any foreign assets of the Series and, therefore, the Series’ NAV may be significantly affected on days when an investor has no access to the Series. The NAV per share of the Series is determined by adding the values of all securities and other assets of the Series, subtracting liabilities and dividing by the total number of outstanding shares of the Series. Assets and liabilities are determined in accordance with generally accepted accounting principles and applicable rules and regulations of the SEC.
Assets: Equity securities are valued at the official closing price (typically last sale) on the exchange on which the securities are principally traded or, if no closing price is available or there had been no sale that day, at the last bid price. Debt securities are valued on the basis of broker quotations or valuations provided by a pricing service which utilizes information with respect to recent sales, market transactions in comparable securities, quotations from dealers, and various relationships between securities in determining value. Shares of other investment companies are valued at their respective NAVs. All other securities and assets are valued at their fair value as determined in good faith by or under the direction of the Trustees. Other assets, such as accrued interest, accrued dividends and cash are also included in determining the Series’ NAV.
A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary exchange for such security by the Trustees or their delegates. Because of the need to obtain prices as of the close of trading on exchanges throughout the world, the calculation of the NAV of the Series may not take place contemporaneously with the determination of the prices of certain portfolio securities of the Series. All assets and liabilities initially expressed in foreign currency values will be converted into United States dollar values using the foreign currency exchange rate of such currencies against United States dollars as last quoted by any recognized dealer. If an event were to occur after the value of an investment was so established but before the NAV per share was determined, which was likely to materially change the NAV, then the instrument would be valued using fair value considerations by the Board or its delegates.
Liabilities: Accrued liabilities for the Series-specific expenses (if any) and other liabilities are deducted from the assets of the Series. Accrued expenses and liabilities that are not Series-specific are allocated among the series of the Trust in proportion to each series’ net assets except where an alternative allocation can be more appropriately made.
Fair Valuation
If market quotations are not readily available or available prices are not reliable, the Series determines a “fair value” for an investment according to policies and procedures approved by the Board of Trustees. The types of assets for which such pricing might be required include: (i) securities whose trading has been suspended; (ii) securities where the trading market is unusually thin or trades have been infrequent; (iii) debt securities that have recently gone into default and for which there is no current market quotation; (iv) a security whose market price is not available from an independent pricing source and for which otherwise reliable quotes are not available; (v) securities of an issuer that has entered into a restructuring; (vi) a security whose price as provided by any pricing source does not, in the opinion of the adviser/subadviser, reflect the security’s market value; (vii) foreign securities subject to trading collars for which no or limited trading takes place; (viii) securities where the market quotations are not readily available as a result of “significant” events; and (ix) securities whose principal exchange or trading market is closed for an entire business day on which the Series needs to determine its NAV. This list is not inclusive of all situations that may require a security to be fair valued, nor is it intended to be conclusive in determining whether a specific event requires fair valuation.
The value of any portfolio security held by the Series for which market quotations are not readily available shall be determined in good faith and in a manner that assesses the security’s “fair value” on the valuation date (i.e., the amount that the Series might reasonably expect to receive for the security upon its current sale), based on a consideration of all available facts and all available information, including, but not limited to, the following: (i) the fundamental analytical
Virtus Duff  & Phelps International Series13

data relating to the investment; (ii) the value of other relevant financial instruments, including derivative securities, traded on other markets or among dealers; (iii) an evaluation of the forces which influence the market in which these securities are purchased and sold (e.g., the existence of merger proposals or tender offers that might affect the value of the security); (iv) the type of the security; (v) the size of the holding; (vi) the initial cost of the security; (vii) trading volumes on markets, exchanges or among broker-dealers; (viii) price quotes from dealers and/or pricing services; (ix) values of baskets of securities traded on other markets, exchanges, or among dealers; (x) changes in interest rates; (xi) information obtained from the issuer, analysts, other financial institutions and/or the appropriate stock exchange (for exchange traded securities); (xii) an analysis of the company’s financial statements; (xiii) government (domestic or foreign) actions or pronouncements (xiv) recent news about the security or issuer; (xv) whether two or more dealers with whom the adviser/subadviser regularly effects trades are willing to purchase or sell the security at comparable prices; and (xvi) other news events or relevant matters.
Certain foreign common stocks may be fair valued in cases where closing prices are not readily available or are deemed not reflective of readily available market prices. For example, events (such as movement in the U.S. securities market, or other regional and local developments) may occur between the time that foreign markets close (where the security is principally traded) and the time that the Series calculates its NAV (generally, the close of regular trading on the NYSE) that may impact the value of securities traded in these foreign markets. In such cases, information from an external vendor may be utilized to adjust closing market prices of certain foreign common stocks to reflect their fair value. Because the frequency of significant events is not predictable, fair valuation of certain foreign common stocks may occur on a frequent basis.
The value of a security, as determined using the Series’ fair valuation procedures, may not reflect such security’s market value.
14Virtus Duff  & Phelps International Series

Financial Highlights

The financial highlights table provided below is intended to help you understand the Series’ financial performance for the past five years. Certain information reflects financial results for a single share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the Series (assuming reinvestment of all dividends and distributions). These figures do not include the imposition of separate account fees or expenses. If such fees or expenses were reflected, performance would be lower. This information has been audited by PricewaterhouseCoopers LLP, the independent registered public accounting firm for the Series. Their report and the Series’ financial statements are included in the Series’ annual report to shareholders and incorporated by reference in the SAI.
Virtus Duff  & Phelps International Series—Class A Shares
	1/1/16 to 12/31/16		1/1/15 to 12/31/15	1/1/14 to 12/31/14	1/1/13 to 12/31/13	1/1/12 to 12/31/12
Net Asset Value, Beginning of Period	$14.01		16.67	18.23	17.30	15.28
Net Investment Income (Loss)(1)	0.08		0.35	0.67	0.35	0.41
Net Realized and Unrealized Gain (Loss)	(0.44)		(2.04)	(1.34)	0.97	2.06
Total from Investment Operations	(0.36)		(1.69)	(0.67)	1.32	2.47
Dividends from Net Investment Income	(0.09)		(0.37)	(0.71)	(0.39)	(0.45)
Distributions from Net Realized Gains	(2.61)		(0.60)	(0.18)	—	—
Total Distributions	(2.70)		(0.97)	(0.89)	(0.39)	(0.45)
Change in Net Asset Value	(3.06)		(2.66)	(1.56)	0.93	2.02
Net Asset Value, End of Period	$10.95		14.01	16.67	18.23	17.30
Total Return(2)	(1.61)%(10)		(10.48)	(3.90)	7.78	16.52
Net Assets, End of Period (in thousands)	$177,868		209,990	261,281	317,726	341,717
Ratio of Net Operating Expenses to Average Net Assets(3)	1.18	%(5)(9)(10)	1.19(5)(9)	1.18	1.18	1.06(4)
Ratio of Gross Operating Expenses to Average Net Assets (before waivers and reimbursements)(3)	1.26%		1.30	1.26	1.18	1.18
Ratio of Net Investment Income to Average Net Assets	0.62%(10)		2.16	3.60	1.97	2.53
Portfolio Turnover Rate	83%		104	9	11	13
Virtus Duff  & Phelps International Series15

Virtus Duff  & Phelps International Series—Class I Shares
	1/1/16 to 12/31/16		1/1/15 to 12/31/15	1/1/14 to 12/31/14	4/30/13(6) to 12/31/13
Net Asset Value, Beginning of Period	$13.99		16.65	18.22	18.40
Net Investment Income (Loss)(1)	0.11		0.38	0.69	0.18
Net Realized and Unrealized Gain (Loss)	(0.42)		(2.03)	(1.32)	0.08
Total from Investment Operations	(0.31)		(1.65)	(0.63)	0.26
Dividends from Net Investment Income	(0.13)		(0.41)	(0.76)	(0.44)
Distributions from Net Realized Gains	(2.61)		(0.60)	(0.18)	—
Total Distributions	(2.74)		(1.01)	(0.94)	(0.44)
Change in Net Asset Value	(3.05)		(2.66)	(1.57)	(0.18)
Net Asset Value, End of Period	$10.94		13.99	16.65	18.22
Total Return(2)	(1.28)%(10)		(10.26)	(3.71)	1.17(8)
Net Assets, End of Period (in thousands)	$86		87	97	104
Ratio of Net Operating Expenses to Average Net Assets(3)	0.93	%(5)(9)(10)	0.94(5)(9)	0.93	0.93(7)
Ratio of Gross Operating Expenses to Average Net Assets (before waivers and reimbursements)(3)	1.01%		1.05	1.01	0.93(7)
Ratio of Net Investment Income to Average Net Assets	0.88%(10)		2.39	3.71	1.54(7)
Portfolio Turnover Rate	83%		104	9	11
Footnote Legend:
(1)
Computed using average shares outstanding.

(2)
The total return does not include the expenses associated with the annuity or life insurance policy through which you invest.

(3)
The Series will also indirectly bear their prorated share of expenses of any underlying funds in which it invests. Such expenses are not included in the calculation of this ratio.

(4)
Blended net expense ratio due to a change in expense limitation agreements during the fiscal year.

(5)
Earnings credits from Custodian were not material, as reflected in the Statements of Operations, and had no impact on Financial Highlights.

(6)
Inception Date.

(7)
Annualized.

(8)
Not Annualized.

(9)
Net expense ratios include proxy expenses.

(10)
Custody fees reimbursed were excluded from the Ratio of Net Expenses to Average Net Assets and Ratio of Net Investment Income (Loss) to Average Net Assets. If included the impact would have been to lower the Ratio of Net Expenses and increase the Ratio of Net Investment Income (Loss) by 0.04%.

16Virtus Duff  & Phelps International Series

100 Pearl Street
Hartford, CT 06103
ADDITIONAL INFORMATION
You can find more information about the Series in the following documents:
Annual and Semiannual Reports
Annual and semiannual reports contain more information about the Series’ investments. The annual report discusses the market conditions and investment strategies that significantly affected the Series’ performance during the last fiscal year.
Statement of Additional Information (SAI)
The SAI contains more detailed information about the Series. It is incorporated by reference and is legally part of the prospectus.
To obtain free copies of these documents, you can download copies at virtus.com/our-products/vit, or you can request copies by calling us toll-free at 800-367-5877. You can also call this number to request other information about the Series or to make shareholder inquiries.
Information about the Series (including the SAI) can be reviewed and copied at the Securities and Exchange Commission’s (SEC) Public Reference Room in Washington, DC. For information about the operation of the Public Reference Room, call 202-551-8090. This information is also available on the SEC’s Internet site at sec.gov. You may also obtain copies upon payment of a duplicating fee by writing the Public Reference Section of the SEC, Washington, DC 20549-6009 or by electronic request at publicinfo@sec.gov.
Virtus Customer Service: 800-367-5877
Virtus Variable Insurance Trust (VVIT)
Investment Company Act File No. 811-04642	5-17
8500

VIRTUS VARIABLE INSURANCE TRUST PROSPECTUS
Virtus Duff  & Phelps Real Estate Securities Series

The Prospectus describes the Virtus Duff  & Phelps Real Estate Securities Series (the “Series”), which is available as an underlying investment through a variable life insurance policy or a variable annuity contract (a "variable contract”). For information about your variable contract, including information about insurance-related expenses, see the prospectus for your variable contract.
May 1, 2017

The Securities and Exchange Commission has not approved or disapproved of these securities or determined if this prospectus is truthful or complete. Any representation to the contrary is a criminal offense. Please carefully consider the investment objectives, risks, charges and expenses of the Series before investing. For this and other information about any Virtus Variable Insurance Trust series, call 800-367-5877 or visit virtus.com for a prospectus. Read it carefully before you invest.
Not FDIC Insured No Bank Guarantee May Lose Value

Virtus Duff  & Phelps Real Estate Securities Series

Virtus Duff  & Phelps Real Estate Securities Series

Fund Summary
Investment Objective
The Series has investment objectives of capital appreciation and income with approximately equal emphasis.
Fees and Expenses
The following table describes the fees and expenses you may pay if you buy and hold shares of the Virtus Duff  & Phelps Real Estate Securities Series. The table does not include any fees or sales charges imposed under the variable contracts for which the Series is an investment option. If they were included, your costs would be higher.
Shareholder Fees (fees paid directly from your investment)	Class A		Class I
Shareholder Fees	Non	e	Non	e
Annual Series Operating Expenses (expenses that you pay each year as a percentage of the value of your investment.)	Class A	Class I
Management Fees	0.75%	0.75%
Distribution and/or Service (12b-1) Fees	0.25%	Non	e
Other Expenses	0.24%	0.24%
Total Annual Series Operating Expenses(a)	1.24%	0.99%
Less: Expense Reimbursement (b)	(0.08)%	(0.08)%
Total Annual Series Operating Expenses After Expense Reimbursement(a)(b)	1.16%	0.91%
(a)
The Total Annual Series Operating Expenses do not correlate to the ratio of expenses to average net assets appearing in the Financial Highlights tables, which tables reflect only the operating expenses of the Series and do not include proxy expenses.

(b)
The Series' investment adviser has contractually agreed to limit the Series' total annual operating expenses (excluding certain expenses, such as front-end or contingent deferred sales charges, taxes, interest, brokerage commissions, unusual or infrequently occurring expenses (such as litigation) and acquired fund fees and expenses, if any) so that such expenses do not exceed 1.16% for Class A Shares and 0.91% for Class I Shares through April 30, 2018. Following the contractual period, the adviser may discontinue this expense reimbursement arrangement at any time. Under certain conditions, the adviser may recapture operating expenses reimbursed under this arrangement for a period of three years following the time such reimbursement occurred.

Example
This example is intended to help you compare the cost of investing in the Series with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Series for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year, that the Series’ total operating expenses remain the same and that the expense reimbursement arrangement remains in place for the contractual period. The example does not reflect variable contract fees and charges, and if it did, the costs shown would be higher. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
	1 Year	3 Years	5 Years	10 Years
Class A	$118	$386	$673	$1,493
Class I	$93	$307	$539	$1,206
Portfolio Turnover
The Series pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in Annual Series Operating Expenses or in the Example, affect the Series’ performance. During the most recent fiscal year, the Series’ portfolio turnover rate was 35% of the average value of its portfolio.
Principal Investment Strategies
The Series offers exposure to the equity real estate investment trust (REITs) market utilizing a Growth at a Reasonable Price style with macroeconomic and fundamental security analysis to identify the most attractive investment candidates. The subadviser believes the value of a REIT extends beyond the value of the underlying real estate and that through fundamental research, it can uncover and exploit inefficiencies in the market.
Virtus Duff  & Phelps Real Estate Securities Series1

Under normal circumstances, the Series invests at least 80% of its assets in publicly-traded REITs and companies that are principally engaged in the real estate industry. The Series concentrates its assets in the real estate industry and is non-diversified under Federal securities laws.
Principal Risks
The Series may not achieve its objective(s), and it is not intended to be a complete investment program. The value of the Series’ investments that supports your share value may decrease. If between the time you purchase shares and the time you sell shares the value of the Series’ investments decreases, you will lose money. Investment values can decrease for a number of reasons. Conditions affecting the overall economy, specific industries or companies in which the Series invests can be worse than expected, and investments may fail to perform as the subadviser expects. As a result, the value of your shares may decrease. Purchase and redemption activities by variable contract owners may impact the management of the Series and its ability to achieve its investment objective(s). The redemption by one or more large variable contract owners or groups of variable contract owners of their holdings in the Series could have an adverse impact on the remaining variable contract owners in the Series including by accelerating the realization of capital gains and increasing the Series’ transaction costs. The principal risks of investing in the Series are:
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Equity REIT Securities Risk.  The risk that, in addition to the risks associated with investing in the real estate industry, the value of the Series’ shares will be negatively affected by factors specific to investing through a pooled vehicle, such as through poor management of the REIT or REIT-like entity, concentration risk, or other risks typically associated with investing in small or medium market capitalization companies.

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Equity Securities Risk.  The risk that events negatively affecting issuers, industries or financial markets in which the Series invests, will impact the value of the stocks held by the Series and thus, the value of the Series' shares over short or extended periods. Investments in a particular style or in small or medium-sized companies may enhance that risk.

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Industry/Sector Concentration Risk.  The risk that the events negatively affecting the real estate industry will cause the value of the Series' shares to decrease, perhaps significantly. Since the Series concentrates its assets in the real estate industry, the Series is more vulnerable to conditions that negatively affect that industry as compared to a fund that does not so concentrate its holdings.

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Market Volatility Risk.  The risk that the value of the securities in which the Series invests may go up or down in response to the prospects of individual issuers and/or general economic conditions. Price changes may be temporary or may last for extended periods.

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Non-Diversification Risk.  The risk that the Series will be more susceptible to factors negatively impacting the securities in its portfolio to the extent the Series invests more of its assets in the securities of fewer issuers than would a diversified Series.

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Real Estate Investment Risk.  The risk that the value of the Series’ shares will be negatively affected by changes in real estate values or economic conditions, credit risk and interest rate fluctuations, and changes in the value of the underlying real estate and defaults by borrowers.

Performance
The following bar chart and table provide some indication of the risks of investing in the Series. The bar chart shows changes in the Series’ performance from year to year over a 10-year period. The table shows how the Series’ average annual returns compare to those of a broad-based securities market index. The Series’ past performance is not necessarily an indication of how the Series will perform in the future. The Series’ returns in the chart and table do not reflect the deduction of any separate account or variable contract charges. The returns would have been less than those shown if such charges were deducted.
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Calendar Year Annual Total Returns for Class A Shares
Best Quarter:	3Q/2009:	33.37%	Worst Quarter:	4Q/2008:	-38.56%	Year to date (3/31/17):	0.39%
Average Annual Total Returns (for the periods ended 12/31/16)	1 Year	5 Years	10 Years	Since Inception Class I (4/30/13)
Class A	6.82%	11.18%	5.08%	—
Class I	7.10%	—	—	7.38%
FTSE NAREIT Equity REITs Index (does not reflect fees or expenses)	8.52%	12.01%	5.08%	7.27%
Class I Shares have been in existence only since April 30, 2013; therefore, limited performance information for Class I Shares is available to include here. However, the returns for Class I Shares for other periods would have been substantially similar to those shown for Class A Shares because Class I Shares and Class A Shares are invested in the same portfolio of securities. Class A Shares pay distribution and services (12b-1) fees and Class I Shares do not; therefore, had the Class I Shares been operational during the periods shown only for Class A Shares, investment performance for Class I Shares would have been higher than for Class A Shares.
Updated performance information is available at virtus.com or by calling 800-367-5877.
Management
The Adviser and Subadviser
Virtus Investment Advisers, Inc. (“VIA”) is the investment adviser to the Series.
Duff  & Phelps Investment Management Co. (“Duff  & Phelps”), an affiliate of VIA, is the subadviser to the Series.
Portfolio Managers
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Geoffrey P. Dybas, CFA,  Senior Managing Director and Global REIT Team Head at Duff  & Phelps. Mr. Dybas has served as a Senior Portfolio Manager of the Series since 2007.

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Frank J. Haggerty, Jr., CFA,  Senior Managing Director at Duff  & Phelps. Mr. Haggerty has served as a Portfolio Manager of the Series since 2007.

Purchase and Sale of Series Shares
The Series does not offer its shares to the general public. The Series currently offers shares only to the separate accounts of participating insurance companies. Virtus Variable Insurance Trust (the “Trust”), of which the Series is a separate investment portfolio, has entered into an agreement with the insurance company sponsor of each separate account (participation agreement) setting forth the terms and conditions pursuant to which the insurance company will purchase and redeem shares of the Series. For information concerning the purchase of units of the separate accounts, see the variable contract prospectus.
Tax Information
Since the separate accounts are the only shareholders of the Series, no discussion is included herein as to the federal income tax consequences at the shareholder level. For information concerning the federal income tax consequences to the purchasers of variable contracts, see the variable contract prospectus which describes the particular separate account and variable contract.
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Payments to Insurance Companies and Other Financial Intermediaries
Series shares are generally available only through intermediaries, i.e., the separate accounts. The Series (and/or its related companies) may pay the insurance companies (and/or their related companies) for distribution and/or other services; some of the payments may, in turn, go to broker-dealers and other financial intermediaries. For example, the Series may make payments for sub-transfer agency services to one or more of the insurance companies. Such payments may create a conflict of interest for an intermediary by influencing the intermediary’s investment recommendations, or be a factor in the insurance company’s decision to include the Series as an underlying investment option in a variable contract. Ask your salesperson or review your variable contract prospectus for more information.
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More About Principal Investment Strategies

Under normal circumstances, the Series invests at least 80% of its assets in publicly-traded real estate investment trusts (REITs) and companies that are principally engaged in the real estate industry. An issuer is considered principally engaged in the real estate industry for this purpose if at least 50% of its gross revenues or net profits come from the ownership, development, construction, financing, management or sale of real estate. The Series, however, does not make direct investments in real estate. The Series’ policy of investing 80% of its assets in real estate related securities may be changed only upon 60 days’ written notice to shareholders.
The Series concentrates its assets in the real estate industry and is non-diversified under federal securities laws.
The Series invests principally in equity REITs. Generally, REITs are publicly-traded companies that manage portfolios of real estate to earn profits for shareholders through investments in commercial and residential real estate. Equity REITs own real estate directly. The Series may invest in issuers of any capitalization. At December 31, 2016, the market capitalization range of the issuers in which the Series was invested was $1.1 billion to $64.3 billion.
The subadviser uses a blended approach in its security selection process, combining a pursuit of growth and value. Securities are selected using a two-tiered screening process. First the subadviser screens the universe of eligible securities for those that it believes offer the potential for reasonably-priced initial appreciation and continued dividend growth and that show signs the issuer is an efficient user of capital. Securities that survive this screening are further evaluated based on interviews and fundamental research that focus on the issuer’s strength of management and property, financial and performance reviews.
Securities are evaluated for sale if their market value exceeds the subadviser’s estimated value, if its financial performance is expected to decline or if the subadviser believes the security’s issuer fails to adjust its strategy to the real estate market cycle.
Temporary Defensive Strategy: When the subadviser believes there are extraordinary risks associated with investment in real estate related securities, the Series may take temporary defensive positions that are inconsistent with its principal investment strategies by investing up to 100% of its assets in short-term investments such as money market instruments, repurchase agreements, certificates of deposit and bankers’ acceptances. When this allocation happens, the Series may not achieve its investment objectives.
Please see “More About Principal Risks” for information about the risks of investing in the Series.
More About Principal Risks

The Series’ investments are subject generally to market risk and the risk of selecting underperforming securities and asset classes, which may adversely affect the Series and lead to loss of principal.
Equity REIT Securities
Real estate investment trusts (“REITs”) are financial vehicles that pool investor capital to purchase or finance real estate. Equity REITs invest primarily in direct ownership or lease of real property, and they derive most of their income from rents. Equity REITs can also realize capital gains by selling properties that have appreciated in value. Investing in equity REITs and REIT-like entities involves certain unique risks in addition to those risks associated with investing in the real estate industry in general. REITs and REIT-like entities are typically small or medium market capitalization companies, and they are subject to management fees and other expenses. When the Series invests in REITs and REIT-like entities it will bear its proportionate share of the costs of the REITs’ and REIT-like entities’ operations. REITs and REIT-like entities are dependent upon management skill, may not be diversified, and are subject to heavy cash flow dependency and self-liquidation. REITs and REIT-like entities also are subject to the possibility of failing to qualify for tax-free pass-through of income. Also, because REITs and REIT-like entities typically are invested in a limited number of projects or in a particular market segment, these entities are more susceptible to adverse developments affecting a single project or market segment than more broadly diversified investments. In the event of a default by a borrower or lessee, a REIT may experience delays in enforcing its rights as a mortgagee or lessor and may incur substantial costs associated with protecting its investments. In addition, investment in REITs could cause the Series to possibly fail to qualify as a regulated investment company, depending upon the nature of dividends received by the Series.
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Equity Securities
Generally, prices of equity securities are more volatile than those of fixed income securities. The prices of equity securities will rise and fall in response to a number of different factors. In particular, equity securities will respond to events that affect entire financial markets or industries (such as changes in inflation or consumer demand) and to events that affect particular issuers (such as news about the success or failure of a new product). Equity securities also are subject to “stock market risk,” meaning that stock prices in general may decline over short or extended periods of time. When the value of the stocks held by the Series goes down, the value of the Series’ shares will be affected.
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Large Market Capitalization Companies Risk. The value of investments in larger companies may not rise as much as smaller companies, or larger companies may be unable to respond quickly to competitive challenges, such as changes in technology and consumer tastes.

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Small and Medium Market Capitalization Companies Risk. Small and medium-sized companies often have narrower markets, fewer products or services to offer, and more limited managerial and financial resources than larger, more established companies. As a result, the performance of small and medium-sized companies may be more volatile, and they may face a greater risk of business failure, which could increase the volatility and risk of loss to the Series.

Industry/Sector Concentration Risk
The value of the investments of a Series that focuses its investments in a particular industry or market sector will be highly sensitive to financial, economic, political and other developments affecting that industry or market sector, and conditions that negatively impact that industry or market sector will have a greater impact on the Series as compared with a Series that does not have its holdings similarly concentrated. Since the Series concentrates its assets in real estate related securities, events negatively affecting the real estate industry are therefore likely to cause the value of the Series’ shares to decrease, perhaps significantly.
Market Volatility
The value of the securities in which the Series invests may go up or down in response to the prospects of individual companies and/or general economic conditions. Price changes may be temporary or may last for extended periods.
Instability in the financial markets has exposed the Series to greater market and liquidity risk and potential difficulty in valuing portfolio instruments that it holds. In response to financial markets that experienced extreme volatility, and in some cases a lack of liquidity, the US Government has taken a number of unprecedented actions, including acquiring distressed assets from financial institutions and acquiring ownership interests in those institutions. The implications of government ownership and disposition of these assets are unclear. Additional legislation or government regulation may also change the way in which the Series itself is regulated, which could limit or preclude the Series’ ability to achieve its investment objective.
Non-Diversification Risk
As a non-diversified investment company, the Series is not limited in the proportion of assets that it may invest in the securities of any one issuer. If the Series takes concentrated positions in a small number of issuers, the Series may be more susceptible to the risks associated with those issuers, or to a single economic, political, regulatory or other event affecting those issuers.
Management of the Series

The Adviser
VIA has served as the investment adviser to the Series since November 2010, VIA, located at 100 Pearl Street, Hartford, CT 06103, acts as the investment adviser for over 50 mutual funds and as adviser to institutional clients. As of December 31, 2016, VIA had approximately $24.4 billion in assets under management. VIA has acted as an investment adviser for over 80 years and is an indirect wholly-owned subsidiary of Virtus Investment Partners, Inc., a publicly traded multi-manager asset management business.
Pursuant to the Investment Advisory Agreement with the Series and subject to the direction of the Trust’s Board of Trustees, VIA is responsible for managing the Series’ investment program in conformity with the stated policies of the Series as described in this prospectus. VIA, with the approval of the Trust’s Board of Trustees, has selected Duff  & Phelps, an affiliate of VIA, to serve as subadviser and perform the day-to-day portfolio management of the Series. Duff
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& Phelps, subject to the supervision of VIA, is responsible for deciding which securities to purchase and sell for the Series and for placing the Series’ transactions.
The Series pays VIA an investment management fee that is accrued daily against the value of the Series’ net assets at the following annual rate:
1st $1 billion	$1+ billion through $2 billion	Over $2 billion
0.75%	0.70%	0.65%
For its last fiscal year, the Series paid advisory fees at the rate of 0.75% of its average net assets.
The Trust has entered into an expense limitation agreement with VIA whereby VIA has agreed to reimburse the Series for expenses necessary or appropriate for the operation of the Series (excluding certain expenses, such as front-end or contingent deferred sales charges, taxes, interest, brokerage commissions, unusual or infrequently occurring expenses (such as litigation) and acquired fund fees and expenses, if any) to the extent that such expenses exceed 1.16% of the Series’ Class A Shares and 0.91% of the Series’ Class I Shares average net assets. This expense limitation agreement is in place through April 30, 2018. After April 30, 2018, VIA may discontinue this expense reimbursement arrangement at any time. Under certain conditions, VIA may recapture operating expenses reimbursed under an expense reimbursement arrangement for a period of three years following the time such reimbursement occurred.
VIA serves as a manager of managers of the Series. In this capacity, VIA: (i) sets the Series’ overall investment strategies; (ii) evaluates, selects, and recommends to the Board one or more subadvisers needed to manage all or part of the assets of the Series; (iii) monitors and evaluates the subadvisers’ investment programs and results as well as the performance of the subadvisers relative to the applicable benchmark indexes; and (iv) reviews the Series’ compliance with its investment objectives, policies and restrictions.
The Trust and VIA have each received an exemptive order from the Securities and Exchange Commission (“SEC”) that permits VIA, subject to certain conditions and without the approval of shareholders to: (a) employ a new unaffiliated subadviser for a Series pursuant to the terms of a new subadvisory agreement, in each case either as a replacement for an exiting subadviser or as an additional subadviser; (b) change the terms of any subadvisory agreement; and (c) continue the employment of an existing subadviser on the same subadvisory agreement terms where an agreement has been assigned because of a change in control of the subadviser. In such circumstances, shareholders would receive notice of such action, including the information concerning the new subadviser that normally is provided in a proxy statement.
The Subadviser
Duff  & Phelps, an affiliate of VIA, has served as the subadviser to the Series since August 2007, and previously served as investment adviser to the Series. Duff  & Phelps acts as subadviser to mutual funds and as adviser or subadviser to closed-end funds and to institutional clients. Duff  & Phelps had approximately $10.3 billion in assets under management as of December 31, 2016. Duff  & Phelps’ offices are located at 200 S. Wacker Drive, Suite 500, Chicago, IL 60606.
From its investment advisory fee, VIA, not the Series, pays Duff  & Phelps for its subadvisory services at the rate of 50% of the net advisory fee.
Board of Trustees’ Approval of Investment Advisory and Subadvisory Agreements
The Trust’s annual report to shareholders for the year ended December 31, 2016 contains a discussion regarding the basis for the Trust’s Board of Trustees' approval of the investment advisory and investment subadvisory agreements for the Series.
Portfolio Management
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Geoffrey P. Dybas, CFA.  Mr. Dybas joined Duff  & Phelps in 1995 and serves as Senior Managing Director and Global REIT Team Head and co-founder for all dedicated REIT portfolios managed by Duff  & Phelps. His primary responsibilities include sharing portfolio management and trading decisions, and conducting research on the equity REIT universe.

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Frank J. Haggerty, Jr., CFA.  Mr. Haggerty joined Duff  & Phelps in 2005 and serves as Senior Managing Director, providing portfolio management for the dedicated REIT products managed by Duff  & Phelps. Prior to joining Duff  & Phelps, Mr. Haggerty was a senior analyst and portfolio manager at ABN AMRO Asset Management for seven years.

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The statement of additional information (“SAI”) provides additional information about the portfolio managers’ compensation, other accounts managed by the portfolio managers and the portfolio managers’ ownership of securities in the Series.
Risks Associated with Other Investment Strategies and Series Operations

Information about the Series’ principal investment strategies and risks appears in the Fund Summary section and the sections entitled “More About Principal Investment Strategies” and “More About Principal Risks” above.
The information below describes other investment strategies that the Series may use that are not principal strategies and the risks of those strategies, arranged in alphabetical order, as well as other operational risks. Further descriptions of these investment strategies and practices can be found in the SAI.
The greater an investment in a particular asset class by the Series, the greater the impact to the Series of the risks related to the class.
Convertible Securities
Convertible securities are bonds, debentures, notes, preferred stock, rights, warrants or other securities that may be converted into or exchanged for a prescribed amount of common stock or other security of the same or a different issuer or into cash within a particular period of time at a specified price or formula. A convertible security generally entitles the holder to receive interest paid or accrued on debt securities or the dividend paid on preferred stock until the convertible security matures or is redeemed, converted or exchanged. If a convertible security is called for redemption, the Series may have to redeem the security, convert it into common stock or sell it to a third party at a price and time that is not beneficial for the Series. The value of convertible securities tends to decline as interest rates rise and, because of the conversion feature, tends to vary with fluctuations in the market value of the underlying securities. Securities convertible into common stocks may have higher yields than common stocks but lower yields than comparable nonconvertible securities.
Cybersecurity
With the increased use of technologies such as the Internet to conduct business, the Series have become potentially more susceptible to operational and information security risks through breaches in cybersecurity. In general, a breach in cybersecurity can result from either a deliberate attack or an unintentional event. Cybersecurity breaches may involve, among other things, infection by computer viruses or other malicious software code or unauthorized access to the digital information systems, networks or devices of the Series or their service providers (including, but not limited to, the Series’ investment adviser, transfer agent, custodian, administrators and other financial intermediaries) through “hacking” or other means, in each case for the purpose of misappropriating assets or sensitive information (including, for example, personal shareholder information), corrupting data or causing operational disruption or failures in the physical infrastructure or operating systems that support the Series. Any such cybersecurity breaches or losses of service may cause the Series to lose proprietary information, suffer data corruption or lose operational capacity, which, in turn, could cause the Series to incur regulatory penalties, reputational damage, additional compliance costs associated with corrective measures, and/or financial loss. While the Series and their service providers have established business continuity plans and risk management systems designed to prevent or reduce the impact of cybersecurity attacks, there are inherent limitations in such plans and systems due in part to the ever-changing nature of technology and cybersecurity attack tactics, and there is a possibility that certain risks have not been adequately identified or prepared for. Cybersecurity risks may also impact issuers of securities in which the Series invest, which may cause the Series’ investments in such issuers to lose value.
Derivatives
Derivative transactions are contracts whose value is derived from the value of an underlying asset, index or rate, including futures, options, non-deliverable forwards, forward foreign currency exchange contracts and swap agreements. The Series may use derivatives to hedge against factors that affect the value of its investments, such as interest rates and foreign currency exchange rates. The Series may also utilize derivatives as part of its overall investment technique to gain or lessen exposure to various securities, markets, volatility, dividend payments and currencies.
Derivatives typically involve greater risks than traditional investments. It is generally more difficult to ascertain the risk of, and to properly value, derivative contracts. Many derivatives, and particularly those that are privately negotiated, are
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complex and often valued subjectively. Improper valuations can result in increased cash payment requirements to counterparties or a loss of value to the Series. The prices of derivatives may move in unexpected ways, especially in abnormal market conditions. Derivatives are usually less liquid than traditional securities and are subject to counterparty risk (the risk that the other party to the contract will default or otherwise not be able to perform its contractual obligations). In addition, some derivatives transactions may involve potentially unlimited losses.
Derivative contracts entered into for hedging purposes may also subject the Series to losses if the contracts do not correlate with the assets, indexes or rates they were designed to hedge. Gains and losses derived from hedging transactions are, therefore, more dependent upon the subadviser’s ability to correctly predict the movement of the underlying asset prices, indexes or rates.
As an investment company registered with the SEC, the Series is required to identify on its books (often referred to as “asset segregation”) liquid assets, or engage in other SEC-approved measures, to “cover” open positions with respect to certain kinds of derivative instruments. If the Series invests in such instruments and has insufficient cash to meet such requirements, it may have to sell other investments, including at disadvantageous times.
Governments, agencies and/or other regulatory bodies may adopt or change laws or regulations that could adversely affect the Series' ability to invest in derivatives as the Series' subadviser intends. The Dodd-Frank Wall Street Reform and Consumer Protection Act (the “Dodd-Frank Act”), among other things, grants the Commodity Futures Trading Commission (the “CFTC”) and SEC broad rulemaking authority to implement various provisions of the Dodd-Frank Act including comprehensive regulation of the over-the-counter (“OTC”) derivatives market. The implementation of the Dodd-Frank Act could adversely affect the Series by placing limits on derivative transactions, and/or increasing transaction and/or regulatory compliance costs. For example, the CFTC has recently adopted new rules that will apply a new aggregation standard for position limit purposes, which may further limit the Series' ability to trade futures contracts and swaps.
There are also special tax rules applicable to certain types of derivatives, which could affect the amount, timing and character of the Series' income or loss and hence of its distributions to shareholders by causing holding period adjustments, converting short-term capital losses into long-term capital losses, and accelerating the Series' income or deferring its losses. The Series' use of derivatives may also increase the amount of taxes payable by shareholders or the resources required by the Series or its adviser and/or subadviser(s) to comply with particular regulatory requirements.
Exchange-Traded Funds (“ETFs”)
ETFs invest in a portfolio of securities designed to track a particular market segment or index. The risks associated with investing in ETFs generally reflect the risks of owning shares of the underlying securities the ETF is designed to track, although lack of liquidity in an ETF could result in its value being more volatile than the underlying portfolio of securities. Assets invested in ETFs incur a layering of expenses, including operating costs and advisory fees that Series shareholders indirectly bear; such expenses may exceed the expenses the Series would incur if it invested directly in the underlying portfolio of securities the ETF is designed to track. Shares of ETFs trade on a securities exchange and may trade at, above, or below their net asset value.
Illiquid and Restricted Securities
Certain securities in which the Series invests may be difficult to sell at the time and price beneficial to the Series, for example due to low trading volumes or legal restrictions. When there is no willing buyer or a security cannot be readily sold, the Series may have to sell at a lower price or may be unable to sell the security at all. The sale of such securities may also require the Series to incur expenses in addition to those normally associated with the sale of a security.
Leverage
When the Series makes investments in futures contracts, forward contracts, swaps and other derivative instruments, the futures contracts, forward contracts, swaps and certain other derivatives provide the economic effect of financial leverage by creating additional investment exposure, as well as the potential for greater loss. When the Series uses leverage through activities such as borrowing, entering into short sales, purchasing securities on margin or on a when-issued basis, or purchasing derivative instruments in an effort to increase its returns, the Series has the risk of magnified capital losses that occur when losses affect an asset base, enlarged by borrowings or the creation of liabilities, that exceeds the net assets of the Series. The value of the shares of the Series employing leverage will be more volatile and sensitive to market movements. Leverage may also involve the creation of a liability that requires the Series to pay interest.
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Operational
An investment in the Series, like any mutual fund, can involve operational risks arising from factors such as processing errors, human errors, inadequate or failed internal or external processes, failures in systems and technology, changes in personnel and errors caused by third-party service providers. The occurrence of any of these failures, errors or breaches could result in a loss of information, regulatory scrutiny, reputational damage or other events, any of which could have a material adverse effect on the Series. While the Series seeks to minimize such events through controls and oversight, there may still be failures that could cause losses to the Series.
Securities Lending
The Series may loan portfolio securities with a value up to one-third of its total assets to increase its investment returns. If the borrower is unwilling or unable to return the borrowed securities when due, the lending Series can suffer losses. In addition, there is a risk of delay in receiving additional collateral or in the recovery of the securities, and a risk of loss of rights in the collateral, in the event that the borrower fails financially. There is also a risk that the value of the investment of the collateral could decline, causing a loss to the Series.
Short-Term Investments
Short-term investments include money market instruments, repurchase agreements, certificates of deposit, bankers’ acceptances and other short-term instruments that are not U.S. Government securities. These securities generally present less risk than many other investments, but they are generally subject to credit risk and may be subject to other risks as well.
Unrated Fixed Income Securities
The Series’ subadviser has the authority to make determinations regarding the quality of unrated fixed income securities for the purposes of assessing whether they meet the Series’ investment restrictions. However, analysis of unrated securities is more complex than that of rated securities, making it more difficult for the subadviser to accurately predict risk. Unrated fixed income securities may not be lower in quality than rated securities, but due to their perceived risk they may not have as broad a market as rated securities, making it more difficult to sell unrated securities.
U.S. and Foreign Government Obligations
The Series may invest in obligations of U.S. and foreign governments, their agencies, instrumentalities and subdivisions. Obligations issued or guaranteed by the U.S. Government, its agencies, authorities and instrumentalities and backed by the full faith and credit of the United States only guarantee principal and interest will be timely paid to holders of the securities. The entities do not guarantee that the value of Series shares will increase, and in fact the market values of such obligations may fluctuate. In addition, not all U.S. Government securities are backed by the full faith and credit of the United States; some are the obligation solely of the entity through which they are issued. There is no guarantee that the U.S. Government would provide financial support to its agencies and instrumentalities if not required to do so by law. Foreign obligations may not be backed by the government of the issuing country, and are subject to foreign investing risks.
Distribution Plan (Class A Shares only)

The Trust, on behalf of each series of the Trust, including with respect to the Class A Shares of the Virtus Duff  & Phelps Real Estate Securities Series, has adopted a plan pursuant to Rule 12b-1 under the Investment Company Act of 1940 (the “Distribution Plan”). Pursuant to the Distribution Plan, the Trust has entered into a Distribution Agreement relating to the Distribution Plan with VP Distributors, LLC (the “Distributor”) located at 100 Pearl Street, Hartford, CT 06103. The Distributor is an affiliate of the adviser, and serves as principal underwriter for the Trust. The Distribution Plan permits the use of Series assets to help finance the distribution of the shares of the Series.
Under the Distribution Plan, the Trust, on behalf of each Series, is permitted to pay to the Distributor (who may in turn pay other service providers) up to a total of 0.25% of the average daily net assets of Class A of the Series, as payment for services rendered in connection with the distribution of shares. Because these fees are paid out of Series assets on an ongoing basis, over time these costs will increase the cost of your investment and may cost you more than other types of sales charges.
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More About the Trust and the Series

Organization of the Trust
The Trust was organized as a Massachusetts business trust on February 18, 1986. It was subsequently reorganized into a Delaware statutory trust on February 14, 2011. The Trust currently consists of nine series of which the Series is one. The Trust’s business and affairs are managed by its Board of Trustees.
Shares of Beneficial Interest
Shares (including fractional shares) of the Series have equal rights with regard to voting, redemptions, dividends, distributions and liquidations with respect to the Series. All voting rights of the separate accounts as shareholders are passed through to the variable contract owners. Shareholders of all series of the Trust currently vote on the election of Trustees and other matters. On matters affecting an individual series such as the Series (such as approval of an advisory or subadvisory agreement or a change in fundamental investment policies), a separate vote of that series is required. On matters affecting an individual class (such as approval of matters relating to a Distribution Plan for a particular class of shares), a separate vote of that class is required. The Trust is not required to hold annual shareholder meetings.
Series shares attributable to any insurance company assets and Series shares for which no timely instructions from variable contract owners are received will be voted by the appropriate insurance company in the same proportion as those shares for which instructions are received.
The assets received by the Trust for the issue or sale of shares of the Series, and all income, earnings, profits and proceeds thereof, subject only to the rights of creditors, are allocated to the Series, and constitute the underlying assets of the Series. The underlying assets of the Series are required to be segregated on the books of account, and are to be charged with the expenses of the Series and with a share of the general expenses of the Trust. Any general expenses of the Trust not readily identifiable as belonging to a particular series shall be allocated by or under the direction of the Trustees in such manner as the Trustees determine to be fair and equitable.
Taxes
The Trust intends for the Series to qualify as a regulated investment company (“RIC”) by satisfying the requirements under Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”), including requirements with respect to diversification of assets, distribution of income, and sources of income. In general, a series that qualifies as a RIC will be relieved of federal income tax on its net investment income and net capital gains distributed to its shareholders. In addition, the Trust intends for the Series to comply with the investment diversification requirements for variable contracts contained in the Code. Moreover, the Trust intends to distribute sufficient net investment income and net capital gains of the Series to avoid imposition of any federal excise tax.
Accordingly, the Trust intends that, at the close of each quarter of the taxable year, (i) not more than 25% of the market value of the Series’ total assets will be invested in the securities of a single issuer and (ii) with respect to 50% of the market value of the Series’ total assets, not more than 5% of the market value of the Series’ total assets will be invested in the securities of a single issuer and the Series will not own more than 10% of the outstanding voting securities of a single issuer.
Actual and deemed distributions of ordinary income and net capital gains generally are taxable to the Series’ shareholders, which in this case are the separate accounts. Because the sole shareholders of the Series will be the separate accounts, no discussion is included in this prospectus as to the federal income tax consequences at the shareholder level. For information concerning the federal income tax consequences to purchasers of the variable contracts, please see the variable contract prospectuses.
Disruptive Trading and Market Timing
As an investment vehicle for variable contracts, which are designed as long-term investments, the Series is not appropriate for “market timing” or other trading strategies that entail rapid or frequent investment and trading. Frequent purchases, redemptions and transfers, transfers into and then out of the Series in a short period of time, and transfers of large amounts at one time may be indicative of market timing and otherwise disruptive trading (“Disruptive Trading”), which can have risks and harmful effects for other investors. These risks and harmful effects include:
•
dilution of the interests of long-term investors, if market timers or others transfer into the Series at prices that are below the true value or exchange out of the Series at prices that are higher than the true value;

Virtus Duff  & Phelps Real Estate Securities Series11

•
an adverse effect on portfolio management, such as causing the Series to maintain a higher level of cash than would otherwise be the case, or causing the Series to liquidate investments prematurely; and

•
increased brokerage and administrative expenses.

Funds that invest primarily in international securities may be more susceptible to pricing arbitrage opportunities because of time zone differences between the closing of international and domestic markets. Funds that invest primarily in small and mid-cap securities may be more susceptible to arbitrage opportunities because of the less liquid nature of small and mid-cap securities. In addition, funds that hold significant investments in high yield bonds may also be susceptible to market timing because high yield bonds are often thinly traded so that their market prices may not accurately reflect current market developments. To the extent that the Series invests in these types of securities, it may be more susceptible to the risks of Disruptive Trading.
In order to attempt to protect Trust investors, the Trust’s Board of Trustees has adopted market timing policies reasonably designed to discourage Disruptive Trading. The Trust reserves the right to amend these policies at any time without prior notice. Because the record owners of the Series are the insurance companies and not the variable contract owners, the Trust is not ordinarily in a position to monitor for or uncover Disruptive Trading by variable contract owners. Therefore, under the Trust’s policies, the Trust delegates to each insurance company the duty to establish and maintain policies and procedures designed to detect, monitor and deter (including, without limitation, by rejecting specific purchase orders) investors (or their agents) whose purchase and redemption activity follows a Disruptive Trading pattern, and to take such other actions as the insurance company may deem necessary to discourage or reduce Disruptive Trading activities. An insurance company may only modify such policies and procedures if it provides reasonable notice to the Trust and the Trust’s Chief Compliance Officer. Please see your variable contract prospectus for information relating to applicable restrictions on purchases or transfers through your variable contract.
The Trust may also take certain actions to stop Disruptive Trading, including imposing redemption fees for the Series and ceasing sales of additional shares of the Series to a separate account through which variable contract owners are engaging in Disruptive Trading. Because the Trust reserves discretion in applying these policies, they may not be applied uniformly. In addition, the Trust, as required under SEC regulations, has entered into an agreement with each insurance company under which the insurance companies have agreed to provide the Trust or its designee with information about variable contract owner transactions in the Series upon request.
Although the Trust will endeavor to ensure that each insurance company can and does identify and deter Disruptive Trading by its variable contract owners, the Trust cannot control their efforts or guarantee their success at deterrence. In addition, the Trust cannot guarantee that monitoring by the insurance companies and the Trust will be 100% successful in detecting all Disruptive Trading activity. Consequently, there is a risk that some investors could engage in Disruptive Trading while others will bear the effects of their Disruptive Trading activities.
Portfolio Holdings
A description of the Trust’s policies and procedures with respect to the disclosure of the Series’ portfolio securities is available in the SAI.
Investing in the Series

Shares of the Series are not available to the public directly. You may invest in the Series by buying a variable accumulation annuity contract or a variable universal life insurance policy from an insurance company and directing the allocation of the net purchase payment(s) to the investment option corresponding to the Series. The appropriate insurance company will, in turn, invest payments in shares of the Series as the investor directs at the net asset value next determined.
The Series offers Class A Shares and Class I Shares. Both share classes may not be available for purchase through your variable contract. See your variable contract prospectus for a description of the available share class(es).
Sales Charge and Surrender Charges
The Series does not assess any sales charge, either when it sells or when it redeems securities. The sales charges that may be assessed under the variable contracts or policies are described in the variable contract prospectuses, as are other charges.
12Virtus Duff  & Phelps Real Estate Securities Series

Determination of Net Asset Value
The net asset value (“NAV”) per share of the Series is determined as of the close of regular trading of the New York Stock Exchange (“NYSE”) on days when the NYSE is open for trading. Since the Series does not price securities on weekends or United States national holidays, but foreign markets may be open on these days, the value of any foreign assets of the Series and, therefore, the Series’ NAV may be significantly affected on days when an investor has no access to the Series. The NAV per share of the Series is determined by adding the values of all securities and other assets of the Series, subtracting liabilities and dividing by the total number of outstanding shares of the Series. Assets and liabilities are determined in accordance with generally accepted accounting principles and applicable rules and regulations of the SEC.
Assets: Equity securities are valued at the official closing price (typically last sale) on the exchange on which the securities are principally traded or, if no closing price is available or there had been no sale that day, at the last bid price. Debt securities are valued on the basis of broker quotations or valuations provided by a pricing service which utilizes information with respect to recent sales, market transactions in comparable securities, quotations from dealers, and various relationships between securities in determining value. Shares of other investment companies are valued at their respective NAVs. All other securities and assets are valued at their fair value as determined in good faith by or under the direction of the Trustees. Other assets, such as accrued interest, accrued dividends and cash are also included in determining the Series’ NAV.
A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary exchange for such security by the Trustees or their delegates. Because of the need to obtain prices as of the close of trading on exchanges throughout the world, the calculation of the NAV of the Series may not take place contemporaneously with the determination of the prices of certain portfolio securities of the Series. All assets and liabilities initially expressed in foreign currency values will be converted into United States dollar values using the foreign currency exchange rate of such currencies against United States dollars as last quoted by any recognized dealer. If an event were to occur after the value of an investment was so established but before the NAV per share was determined, which was likely to materially change the NAV, then the instrument would be valued using fair value considerations by the Board or its delegates.
Liabilities: Accrued liabilities for the Series-specific expenses (if any) and other liabilities are deducted from the assets of the Series. Accrued expenses and liabilities that are not Series-specific are allocated among the series of the Trust in proportion to each series’ net assets except where an alternative allocation can be more appropriately made.
Fair Valuation
If market quotations are not readily available or available prices are not reliable, the Series determines a “fair value” for an investment according to policies and procedures approved by the Board of Trustees. The types of assets for which such pricing might be required include: (i) securities whose trading has been suspended; (ii) securities where the trading market is unusually thin or trades have been infrequent; (iii) debt securities that have recently gone into default and for which there is no current market quotation; (iv) a security whose market price is not available from an independent pricing source and for which otherwise reliable quotes are not available; (v) securities of an issuer that has entered into a restructuring; (vi) a security whose price as provided by any pricing source does not, in the opinion of the adviser/subadviser, reflect the security’s market value; (vii) foreign securities subject to trading collars for which no or limited trading takes place; (viii) securities where the market quotations are not readily available as a result of “significant” events; and (ix) securities whose principal exchange or trading market is closed for an entire business day on which the Series needs to determine its NAV. This list is not inclusive of all situations that may require a security to be fair valued, nor is it intended to be conclusive in determining whether a specific event requires fair valuation.
The value of any portfolio security held by the Series for which market quotations are not readily available shall be determined in good faith and in a manner that assesses the security’s “fair value” on the valuation date (i.e., the amount that the Series might reasonably expect to receive for the security upon its current sale), based on a consideration of all available facts and all available information, including, but not limited to, the following: (i) the fundamental analytical data relating to the investment; (ii) the value of other relevant financial instruments, including derivative securities, traded on other markets or among dealers; (iii) an evaluation of the forces which influence the market in which these securities are purchased and sold (e.g., the existence of merger proposals or tender offers that might affect the value of the security); (iv) the type of the security; (v) the size of the holding; (vi) the initial cost of the security; (vii) trading volumes on markets, exchanges or among broker-dealers; (viii) price quotes from dealers and/or pricing services; (ix) values of baskets of securities traded on other markets, exchanges, or among dealers; (x) changes in interest rates; (xi) information obtained from the issuer, analysts, other financial institutions and/or the appropriate stock exchange (for
Virtus Duff  & Phelps Real Estate Securities Series13

exchange traded securities); (xii) an analysis of the company’s financial statements; (xiii) government (domestic or foreign) actions or pronouncements (xiv) recent news about the security or issuer; (xv) whether two or more dealers with whom the adviser/subadviser regularly effects trades are willing to purchase or sell the security at comparable prices; and (xvi) other news events or relevant matters.
Certain foreign common stocks may be fair valued in cases where closing prices are not readily available or are deemed not reflective of readily available market prices. For example, events (such as movement in the U.S. securities market, or other regional and local developments) may occur between the time that foreign markets close (where the security is principally traded) and the time that the Series calculates its NAV (generally, the close of regular trading on the NYSE) that may impact the value of securities traded in these foreign markets. In such cases, information from an external vendor may be utilized to adjust closing market prices of certain foreign common stocks to reflect their fair value. Because the frequency of significant events is not predictable, fair valuation of certain foreign common stocks may occur on a frequent basis.
The value of a security, as determined using the Series’ fair valuation procedures, may not reflect such security’s market value.
14Virtus Duff  & Phelps Real Estate Securities Series

Financial Highlights

The financial highlights table provided below is intended to help you understand the Series’ financial performance for the past five years. Certain information reflects financial results for a single share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the Series (assuming reinvestment of all dividends and distributions). These figures do not include the imposition of separate account fees or expenses. If such fees or expenses were reflected, performance would be lower. This information has been audited by PricewaterhouseCoopers LLP, the independent registered public accounting firm for the Series. Their report and the Series’ financial statements are included in the Series’ annual report to shareholders and incorporated by reference in the SAI.
Virtus Duff  & Phelps Real Estate Securities Series—Class A Shares
	1/1/16 to 12/31/16		1/1/15 to 12/31/15	1/1/14 to 12/31/14	1/1/13 to 12/31/13	1/1/12 to 12/31/12
Net Asset Value, Beginning of Period	$22.85		27.05	23.33	27.78	26.18
Net Investment Income (Loss)(1)	0.34		0.44	0.29	0.34	0.30
Net Realized and Unrealized Gain (Loss)	1.17		0.17	7.00	(0.05)	4.10
Total from Investment Operations	1.51		0.61	7.29	0.29	4.40
Dividends from Net Investment Income	(0.43)		(0.37)	(0.31)	(0.43)	(0.29)
Distributions from Net Realized Gains	(3.62)		(4.44)	(3.26)	(4.31)	(2.51)
Total Distributions	(4.05)		(4.81)	(3.57)	(4.74)	(2.80)
Change in Net Asset Value	(2.54)		(4.20)	3.72	(4.45)	1.60
Net Asset Value, End of Period	$20.31		22.85	27.05	23.33	27.78
Total Return(2)	6.82%(10)		2.38	31.62	0.90	16.98
Net Assets, End of Period (in thousands)	$81,243		87,899	105,508	90,794	102,399
Ratio of Net Operating Expenses to Average Net Assets(3)	1.17	%(5)(9)(10)	1.18(5)(9)	1.16	1.16	1.11(4)
Ratio of Gross Operating Expenses to Average Net Assets (before waivers and reimbursements)(3)	1.25%		1.29	1.27	1.22	1.20
Ratio of Net Investment Income to Average Net Assets	1.42%(10)		1.64	1.10	1.20	1.03
Portfolio Turnover Rate	35%		18	22	26	18
Virtus Duff  & Phelps Real Estate Securities Series—Class I Shares
	1/1/16 to 12/31/16		1/1/15 to 12/31/15	1/1/14 to 12/31/14	4/30/13(6) to 12/31/13
Net Asset Value, Beginning of Period	$22.81		27.02	23.30	30.96
Net Investment Income (Loss)(1)	0.35		0.48	0.34	0.23
Net Realized and Unrealized Gain (Loss)	1.22		0.19	7.02	(3.08)
Total from Investment Operations	1.57		0.67	7.36	(2.85)
Dividends from Net Investment Income	(0.49)		(0.44)	(0.38)	(0.50)
Distributions from Net Realized Gains	(3.62)		(4.44)	(3.26)	(4.31)
Total Distributions	(4.11)		(4.88)	(3.64)	(4.81)
Change in Net Asset Value	(2.54)		(4.21)	3.72	(7.66)
Net Asset Value, End of Period	$20.27		22.81	27.02	23.30
Total Return(2)	7.10%(10)		2.62	31.98	(10.45)(8)
Net Assets, End of Period (in thousands)	$199		158	134	102
Ratio of Net Operating Expenses to Average Net Assets(3)	0.92	%(5)(9)(10)	0.94(5)(9)	0.91	0.91(7)
Ratio of Gross Operating Expenses to Average Net Assets (before waivers and reimbursements)(3)	1.00%		1.05	1.02	0.98(7)
Ratio of Net Investment Income to Average Net Assets	1.46%(10)		1.79	1.30	1.23(7)
Portfolio Turnover Rate	35%		18%	22	26
Footnote Legend:
(1)
Computed using average shares outstanding.

(2)
The total return does not include the expenses associated with the annuity or life insurance policy through which you invest.

Virtus Duff  & Phelps Real Estate Securities Series15

(3)
The Series will also indirectly bear their prorated share of expenses of any underlying funds in which it invests. Such expenses are not included in the calculation of this ratio.

(4)
Blended net expense ratio due to a change in expense limitation agreements during the fiscal year.

(5)
Earnings credits from Custodian were not material, as reflected in the Statements of Operations, and had no impact on Financial Highlights.

(6)
Inception Date.

(7)
Annualized.

(8)
Not Annualized.

(9)
Net expense ratios include proxy expenses.

(10)
Custody fees reimbursed were excluded from the Ratio of Net Expenses to Average Net Assets and Ratio of Net Investment Income (Loss) to Average Net Assets. If included the impact would have been to lower the Ratio of Net Expenses and increase the Ratio of Net Investment Income (Loss) by 0.02% for Class A Shares and 0.03% for Class I Shares.

16Virtus Duff  & Phelps Real Estate Securities Series

100 Pearl Street
Hartford, CT 06103
ADDITIONAL INFORMATION
You can find more information about the Series in the following documents:
Annual and Semiannual Reports
Annual and semiannual reports contain more information about the Series’ investments. The annual report discusses the market conditions and investment strategies that significantly affected the Series’ performance during the last fiscal year.
Statement of Additional Information (SAI)
The SAI contains more detailed information about the Series. It is incorporated by reference and is legally part of the prospectus.
To obtain free copies of these documents, you can download copies at virtus.com/our-products/vit, or you can request copies by calling us toll-free at 800-367-5877. You can also call this number to request other information about the Series or to make shareholder inquiries.
Information about the Series (including the SAI) can be reviewed and copied at the Securities and Exchange Commission’s (SEC) Public Reference Room in Washington, DC. For information about the operation of the Public Reference Room, call 202-551-8090. This information is also available on the SEC’s Internet site at sec.gov. You may also obtain copies upon payment of a duplicating fee by writing the Public Reference Section of the SEC, Washington, DC 20549-6009 or by electronic request at publicinfo@sec.gov.
Virtus Customer Service: 800-367-5877
Virtus Variable Insurance Trust (VVIT)
Investment Company Act File No. 811-04642	5-17
8502

VIRTUS VARIABLE INSURANCE TRUST PROSPECTUS
Virtus Equity Trend Series

The Prospectus describes the Virtus Equity Trend Series (the “Series”), which is available as an underlying investment through a variable life insurance policy or a variable annuity contract (a "variable contract”). For information about your variable contract, including information about insurance-related expenses, see the prospectus for your variable contract.
May 1, 2017

The Securities and Exchange Commission has not approved or disapproved of these securities or determined if this prospectus is truthful or complete. Any representation to the contrary is a criminal offense. Please carefully consider the investment objectives, risks, charges and expenses of the Series before investing. For this and other information about any Virtus Variable Insurance Trust series, call 800-367-5877 or visit virtus.com for a prospectus. Read it carefully before you invest.
Not FDIC Insured No Bank Guarantee May Lose Value

Virtus Equity Trend Series

Virtus Equity Trend Series

Fund Summary
Investment Objective
The Series has an investment objective of long-term capital appreciation.
Fees and Expenses
The following table describes the fees and expenses you may pay if you buy and hold shares of the Virtus Equity Trend Series. The table does not include any fees or sales charges imposed under the variable contracts for which the Series is an investment option. If they were included, your costs would be higher.
Shareholder Fees (fees paid directly from your investment)	Class A		Class I
Shareholder Fees	Non	e	Non	e
Annual Series Operating Expenses (expenses that you pay each year as a percentage of the value of your investment.)	Class A	Class I
Management Fees	1.00%	1.00%
Distribution and/or Service (12b-1) Fees	0.25%	Non	e
Other Expenses	0.66%	0.66%
Acquired Fund Fees and Expenses	0.02%	0.02%
Total Annual Series Operating Expenses (a)	1.93%	1.68%
Less: Expense Reimbursement(b)	(0.21)%	(0.21)%
Total Annual Series Operating Expenses After Expense Reimbursement(a)(b)	1.72%	1.47%
(a)
The Total Annual Series Operating Expenses do not correlate to the ratio of expenses to average net assets appearing in the Financial Highlights tables, which tables reflect only the operating expenses of the Series and do not include proxy expenses or acquired fund fees and expenses.

(b)
The Series' investment adviser has contractually agreed to limit the Series' total annual operating expenses (excluding certain expenses, such as front-end or contingent deferred sales charges, taxes, interest, brokerage commissions, unusual or infrequently occurring expenses (such as litigation) and acquired fund fees and expenses, if any) so that such expenses do not exceed 1.70% for Class A Shares and 1.45% for Class I Shares through April 30, 2018. Following the contractual period, the adviser may discontinue this expense reimbursement arrangement at any time. Under certain conditions, the adviser may recapture operating expenses reimbursed under this arrangement for a period of three years following the time such reimbursement occurred.

Example
This example is intended to help you compare the cost of investing in the Series with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Series for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year, that the Series’ total operating expenses remain the same and that the expense reimbursement arrangement remains in place for the contractual period. The example does not reflect variable contract fees and charges, and if it did, the costs shown would be higher. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
	1 Year	3 Years	5 Years	10 Years
Class A	$175	$586	$1,022	$2,237
Class I	$150	$509	$893	$1,969
Portfolio Turnover
The Series pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in Annual Series Operating Expenses or in the Example, affect the Series’ performance. During the most recent fiscal year, the Series’ portfolio turnover rate was 187% of the average value of its portfolio.
Virtus Equity Trend Series1

Principal Investment Strategies
The Series utilizes a rules based investment process and may invest in securities representing the approximately 130 sub-sectors of the primary sectors of the S&P 500® Index and/or cash equivalents (high-quality short-term securities). Allocations to each sub-sector are based on quantitative models.
The Series has the flexibility to invest in any combination of the sub-sectors and high-quality short-term securities, or 100% in high-quality short-term securities. A relative strength momentum model is utilized to rank each sub-sector of the equity market. The Series will allocate to those sub-sectors that the model determines are more likely to outperform the broad market. A market risk indicator model is also used to determine whether the market is in a lower or higher level of risk based on price trends in the overall market. When the market is determined to be in a higher level of risk, a defensive cash equivalent position may be built by allocating from those sub-sectors of the market that are not exhibiting absolute positive momentum, up to 100% of Series assets.
The adviser is responsible for the day-to-day management of the Series' investments and manages the investments of the Series to conform with its investment policies as described in this prospectus.
Principal Risks
The Series may not achieve its objective(s), and it is not intended to be a complete investment program. The value of the Series’ investments that supports your share value may decrease. If between the time you purchase shares and the time you sell shares the value of the Series’ investments decreases, you will lose money. Investment values can decrease for a number of reasons. Conditions affecting the overall economy, specific industries or companies in which the Series invests can be worse than expected, and investments may fail to perform as the adviser expects. As a result, the value of your shares may decrease. Purchase and redemption activities by variable contract owners may impact the management of the Series and its ability to achieve its investment objective(s). The redemption by one or more large variable contract owners or groups of variable contract owners of their holdings in the Series could have an adverse impact on the remaining variable contract owners in the Series including by accelerating the realization of capital gains and increasing the Series’ transaction costs. The principal risks of investing in the Series are:
>
Equity Securities Risk.  The risk that events negatively affecting issuers, industries or financial markets in which the Series invests, will impact the value of the stocks held by the Series and thus, the value of the Series' shares over short or extended periods. Investments in a particular style or in small or medium-sized companies may enhance that risk.

>
Market Volatility Risk.  The risk that the value of the securities in which the Series invests may go up or down in response to the prospects of individual issuers and/or general economic conditions. Price changes may be temporary or may last for extended periods.

>
Portfolio Turnover Risk.  The risk that the Series’ principal investment strategies will result in a consistently high portfolio turnover rate. See the “Portfolio Turnover” section above for more information about the impact that portfolio turnover can have on your investment.

>
Quantitative Model Risk.  The risk that investments selected using quantitative models may perform differently from the market as a whole or from their expected performance. There can be no assurance that use of a quantitative model will enable the Series to achieve positive returns or outperform.

>
Sector Focused Investing Risk.  The risk that events negatively affecting a particular industry or market sector in which the Series focuses its investments will cause the value of the Series’ shares to decrease, perhaps significantly. To the extent that the Series invests a significant portion of its portfolio in ETFs representing one or more of the primary sectors of the S&P 500® Index (such as consumer discretionary, energy, healthcare) or in an ETF representing U.S. Treasuries, the Series is more vulnerable to conditions that negatively affect such sectors as compared to a Series that is not significantly invested in such sectors.

>
Short-Term Investments Risk.  The risk that the Series' short-term investments will not provide the liquidity or protection intended or will prevent the Series from experiencing positive movements in the Series' principal investment strategies.

>
U.S. Government Securities Risk.  The risk that U.S. Government securities in the Series’ portfolio will be subject to price fluctuations, or that an agency or instrumentality will default on an obligation not backed by the full faith and credit of the United States.

2Virtus Equity Trend Series

Performance
The following bar chart and table provide some indication of the risks of investing in the Series. The bar chart shows the Series’ performance over the life of the Series. The table shows how the Series’ average annual returns compare to those of a broad-based market index. The Series’ past performance is not necessarily an indication of how the Series will perform in the future. The Series’ returns in the chart and table do not reflect the deduction of any separate account or variable contract charges. The returns would have been less than those shown if such charges were deducted.
Calendar Year Annual Total Return for Class A Shares
Best Quarter:	1Q/2013:	10.37%	Worst Quarter:	3Q/2015:	-4.73%	Year to date (3/31/17):	5.32%
Average Annual Total Returns (for the periods ended 12/31/16)	1 Year	5 Year	Since Inception Class A (02/14/11)	Since Inception Class I (04/30/13)
Class A	-0.97%	5.51%	3.86%	—
Class I	-0.70%	—	—	1.62%
S&P 500® Index (does not reflect fees or expenses)	11.96%	14.66%	11.59%	11.99%
Class I Shares have been in existence only since April 30, 2013; therefore, limited performance information for Class I Shares is available to include here. However, the returns for Class I Shares for other periods would have been substantially similar to those shown for Class A Shares because Class I Shares and Class A Shares are invested in the same portfolio of securities. Class A Shares pay distribution and services (12b-1) fees and Class I Shares do not; therefore, had the Class I Shares been operational during the periods shown only for Class A Shares, investment performance for Class I Shares would have been higher than for Class A Shares.
Updated performance information is available at virtus.com or by calling 800-367-5877.
Management
The Adviser
Virtus Investment Advisers, Inc. (“VIA”) is the investment adviser to the Series.
Portfolio Managers
>
Michael Davis,  Managing Director at VIA. Mr. Davis has served as a Portfolio Manager of the Series since September 2016.

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Brendan R. Finneran,  Managing Director and Equity Trader at VIA. Mr. Finneran has served as a Portfolio Manager of the Series since September 2016.

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Robert F. Hofeman, Jr.,  Managing Director and Equity Trader at VIA. Mr. Hofeman has served as a Portfolio Manager of the Series since September 2016.

>
Warun Kumar,  Senior Managing Director and Portfolio Manager at VIA. Mr. Kumar has served as a Portfolio Manager of the Series since May 2015.

Virtus Equity Trend Series3

Purchase and Sale of Series Shares
The Series does not offer its shares to the general public. The Series currently offers shares only to the separate accounts of participating insurance companies. Virtus Variable Insurance Trust (the “Trust”), of which the Series is a separate investment portfolio, has entered into an agreement with the insurance company sponsor of each separate account (participation agreement) setting forth the terms and conditions pursuant to which the insurance company will purchase and redeem shares of the Series. For information concerning the purchase of units of the separate accounts, see the variable contract prospectus.
Tax Information
Since the separate accounts are the only shareholders of the Series, no discussion is included herein as to the federal income tax consequences at the shareholder level. For information concerning the federal income tax consequences to the purchasers of variable contracts, see the variable contract prospectus which describes the particular separate account and variable contract.
Payments to Insurance Companies and Other Financial Intermediaries
Series shares are generally available only through intermediaries, i.e., the separate accounts. The Series (and/or its related companies) may pay the insurance companies (and/or their related companies) for distribution and/or other services; some of the payments may, in turn, go to broker-dealers and other financial intermediaries. For example, the Series may make payments for sub-transfer agency services to one or more of the insurance companies. Such payments may create a conflict of interest for an intermediary by influencing the intermediary’s investment recommendations, or be a factor in the insurance company’s decision to include the Series as an underlying investment option in a variable contract. Ask your salesperson or review your variable contract prospectus for more information.
4Virtus Equity Trend Series

More About Principal Investment Strategies

The Series utilizes a rules based investment process and may invest in securities representing the approximately 130 sub-sectors of the primary sectors of the S&P 500® Index and/or cash equivalents (high-quality short-term securities). Allocations to each sub-sector are based on quantitative models.
The Series has the flexibility to invest in any combination of the sub-sectors and high-quality short-term securities, or 100% in high-quality short-term securities. A relative strength momentum model is utilized to rank each sub-sector of the equity market. The Series will allocate to those sub-sectors that the model determines are more likely to outperform the broad market. A market risk indicator model is also used to determine whether the market is in a lower or higher level of risk based on price trends in the overall market. When the market is determined to be in a higher level of risk, a defensive cash equivalent position may be built by allocating from those sub-sectors of the market that are not exhibiting absolute positive momentum, up to 100% of Series assets.
The adviser is responsible for the day-to-day management of the Series' investments and manages the investments of the Series to conform with its investment policies as described in this prospectus.
The Series’ investment objective is non-fundamental, which means it may be changed without shareholder approval.
Please see “More About Principal Risks” for information about the risks of investing in the Series.
More About Principal Risks

The Series’ investments are subject generally to market risk and the risk of selecting underperforming securities and asset classes, which may adversely affect the Series and lead to loss of principal.
Equity Securities
Generally, prices of equity securities are more volatile than those of fixed income securities. The prices of equity securities will rise and fall in response to a number of different factors. In particular, equity securities will respond to events that affect entire financial markets or industries (such as changes in inflation or consumer demand) and to events that affect particular issuers (such as news about the success or failure of a new product). Equity securities also are subject to “stock market risk,” meaning that stock prices in general may decline over short or extended periods of time. When the value of the stocks held by the Series goes down, the value of the Series’ shares will be affected.
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Large Market Capitalization Companies Risk. The value of investments in larger companies may not rise as much as smaller companies, or larger companies may be unable to respond quickly to competitive challenges, such as changes in technology and consumer tastes.

Market Volatility
The value of the securities in which the Series invests may go up or down in response to the prospects of individual companies and/or general economic conditions. Price changes may be temporary or may last for extended periods.
Instability in the financial markets has exposed the Series to greater market and liquidity risk and potential difficulty in valuing portfolio instruments that it holds. In response to financial markets that experienced extreme volatility, and in some cases a lack of liquidity, the US Government has taken a number of unprecedented actions, including acquiring distressed assets from financial institutions and acquiring ownership interests in those institutions. The implications of government ownership and disposition of these assets are unclear. Additional legislation or government regulation may also change the way in which the Series itself is regulated, which could limit or preclude the Series’ ability to achieve its investment objective.
Portfolio Turnover
The Series’ investment strategy may result in a consistently high portfolio turnover rate. A high portfolio turnover rate may result in correspondingly greater brokerage commission expenses and the distribution to shareholders of additional capital gains for tax purposes, some of which may be taxable at ordinary income rates. These factors may negatively affect the Series’ performance.
Virtus Equity Trend Series5

Quantitative Model
The Series relies heavily on quantitative models, which are constructed using information and data supplied by third party vendors. When a model proves to be incorrect or incomplete, any decisions made in reliance thereon expose the Series to potential risks. The success of relying on such models may depend on the accuracy and reliability of historical data supplied by third party vendors. All models rely on correct market data inputs. If incorrect market data is entered into even a well-founded model, the resulting information will be incorrect. However, even if market data is input correctly, “model prices” will often differ substantially from market prices, especially for securities with complex characteristics such as derivative securities, or may perform differently from their expected performance for many reasons, including factors used in building the quantitative analytical framework, the weights placed on each factor, and changing sources of market returns.
Use of a model does not guarantee any particular results. The rebalancing techniques used by the Series’ adviser may result in a higher portfolio turnover rate and related expenses compared to traditional “buy and hold” or index fund strategies. A higher portfolio turnover rate increases the likelihood of higher gains or losses for investors. In addition, others may attempt to utilize public information related to the Series’ investment strategy in a way that may affect performance.
Sector Focused Investing
The value of the investments of a Series that focuses its investments in a particular market sector will be highly sensitive to financial, economic, political and other developments affecting that market sector, and conditions that negatively impact that market sector will have a greater impact on the Series as compared with a Series that does not have its holdings similarly focused. Events negatively affecting the market sectors in which the Series has invested are therefore likely to cause the value of the Series’ shares to decrease, perhaps significantly.
Short-Term Investments
The Series may invest in short-term investments, which may include money market instruments, repurchase agreements, certificates of deposit, bankers’ acceptances and other short-term instruments that are not U.S. Government securities. These securities generally present less risk than many other investments, but they are generally subject to credit risk and may be subject to other risks as well.
U.S. Government Securities
Obligations issued or guaranteed by the U.S. Government, its agencies, authorities and instrumentalities and backed by the full faith and credit of the United States only guarantee principal and interest will be timely paid to holders of the securities. The entities do not guarantee that the value of Series shares will increase, and in fact the market values of such obligations may fluctuate. In addition, not all U.S. Government securities are backed by the full faith and credit of the United States; some are the obligation solely of the entity through which they are issued. There is no guarantee that the U.S. Government would provide financial support to its agencies and instrumentalities if not required to do so by law.
Management of the Series

The Adviser
VIA has served as the investment adviser to the Series since its inception in February 2011. VIA, located at 100 Pearl Street, Hartford, CT 06103, acts as the investment adviser for over 50 mutual funds and as adviser to institutional clients. As of December 31, 2016, VIA had approximately $24.4 billion in assets under management. VIA has acted as an investment adviser for over 80 years and is an indirect wholly-owned subsidiary of Virtus Investment Partners, Inc., a publicly traded multi-manager asset management business.
VIA is responsible for the day-to-day management of the Series’ investments and manages the investments of the Series to conform with its investment policies as described in this prospectus.
The Series pays VIA an investment management fee that is accrued daily against the value of the Series’ net assets at the annual rate of 1.00%.
For its last fiscal year, the Series paid advisory fees at the rate of 1.06%, which rate reflects a period during which a higher contractual rate than the current rate was in effect.
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The Trust has entered into an expense limitation agreement with VIA whereby VIA has agreed to reimburse the Series for expenses necessary or appropriate for the operation of the Series (excluding certain expenses, such as front-end or contingent deferred sales charges, taxes, interest, brokerage commissions, unusual or infrequently occurring expenses (such as litigation) and acquired fund fees and expenses, if any) to the extent that such expenses exceed 1.70% of the Series’ Class A Shares and 1.45% of the Series’ Class I Shares average net assets. This expense limitation agreement is in place through April 30, 2018. After April 30, 2018, VIA may discontinue this expense reimbursement arrangement at any time. Under certain conditions, VIA may recapture operating expenses reimbursed under an expense reimbursement arrangement for a period of three years following the time such reimbursement occurred.
The Trust and VIA have each received an exemptive order from the Securities and Exchange Commission (“SEC”) that permits VIA, subject to certain conditions and without the approval of shareholders to: (a) employ a new unaffiliated subadviser for a Series pursuant to the terms of a new subadvisory agreement, in each case either as a replacement for an exiting subadviser or as an additional subadviser; (b) change the terms of any subadvisory agreement; and (c) continue the employment of an existing subadviser on the same subadvisory agreement terms where an agreement has been assigned because of a change in control of the subadviser. In such circumstances, shareholders would receive notice of such action, including the information concerning the new subadviser that normally is provided in a proxy statement.
Board of Trustees’ Approval of Investment Advisory Agreement
The Trust’s annual report to shareholders for the year ended December 31, 2016 contains a discussion regarding the basis for the Trust’s Board of Trustees' approval of the investment advisory agreement for the Series.
Portfolio Management
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Michael Davis.  Mr. Davis is a Managing Director at VIA (since September 2016) and has over 15 years of experience in the financial services industry, including investment management and capital markets. Prior to joining Virtus in 2014, he was a founding partner of Varick Asset Management, an independent alternative manager focused on the development of innovative portfolio solutions and investment strategies. Before forming Varick, Mr. Davis worked in the institutional asset management division of Barclays Capital, focused on quantitative and derivative-based investment strategies. Prior to Barclays, he worked in the derivative structuring group at Lehman Brothers. Mr. Davis started his career at Merrill Lynch in the asset-backed finance business.

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Brendan R. Finneran.  Mr. Finneran serves as Managing Director and Equity Trader at VIA (since September 2016) and has served as Portfolio Manager and Trader at Rampart Investment Management Company, LLC, an affiliate of VIA (since July 2008) Mr. Finneran has 12 years of investment experience. Prior to Rampart, he was trader and operations manager at Andover Capital Advisors (2003 to 2008), where he was responsible for operational account management (processing and settlement) for all equity, option, bond, bank debt, CDS and swap trades. Prior to Andover Capital Advisors, Mr. Finneran held various positions at Cone Jacquards and Robert Fleming as Account Manager.

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Robert F. Hofeman, Jr.  Mr. Hofeman serves as Managing Director and Equity Trader at VIA (since September 2016) and has served as Portfolio Manager and Trader at Rampart Investment Management Company, LLC, an affiliate of VIA (since May 2012). Mr. Hofeman has more than 12 years of investment experience. Prior to Rampart, he was an equity trading consultant for Linedata (2010 to 2012) where he translated buy-side business processes to the technology staff. Previously, Mr. Hofeman was a vice president of Evergreen Investments (2007 to 2009), where he traded stocks, options and futures, and was the primary trader at Ironwood Investment Management, LLC (2002 to 2007), focusing on small cap stocks and assisting with the research processes.

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Warun Kumar.  Mr. Kumar is Senior Managing Director and Portfolio Manager at VIA (since April 2015). He also serves as the Chief Investment Officer for Rampart Investment Management, LLC, an affiliate of VIA (since October 2015). Before joining Virtus, Mr. Kumar was founder and managing partner of Varick Asset Management, an independent alternative manager focused on the development of innovative portfolio solutions and investment strategies for high net worth investors and institutional clients (2010 to 2014). Prior to forming Varick, Mr. Kumar was the U.S. head of Barclays Capital Fund Solutions, where he led the investment committee and managed business expansion throughout the Americas (2007 to 2010). Mr. Kumar’s investment management career began at Volaris Advisors, where he was a partner and headed the derivative advisory business. In addition to these roles, Mr. Kumar has held senior positions in the capital markets divisions of Lehman Brothers and Robertson Stephens, and was a founding partner of Sigma

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Advisors, an alternative investment advisory firm. Mr. Kumar began his financial services career in 1993 as a member of JP Morgan’s equity derivatives business.
The statement of additional information (“SAI”) provides additional information about the portfolio managers’ compensation, other accounts managed by the portfolio managers and the portfolio managers’ ownership of securities in the Series.
Risks Associated with Other Investment Strategies and Series Operations

Information about the Series’ principal investment strategies and risks appears in the Fund Summary section and the sections entitled “More About Principal Investment Strategies” and “More About Principal Risks” above. The information below describes other investment strategies that the Series may use that are not principal strategies and the risks of those strategies, arranged in alphabetical order, as well as other operational risks. Further descriptions of these investment strategies and practices can be found in the SAI.
The greater an investment in a particular asset class by the Series, the greater the impact to the Series of the risks related to the class.
Cybersecurity
With the increased use of technologies such as the Internet to conduct business, the Series have become potentially more susceptible to operational and information security risks through breaches in cybersecurity. In general, a breach in cybersecurity can result from either a deliberate attack or an unintentional event. Cybersecurity breaches may involve, among other things, infection by computer viruses or other malicious software code or unauthorized access to the digital information systems, networks or devices of the Series or their service providers (including, but not limited to, the Series’ investment adviser, transfer agent, custodian, administrators and other financial intermediaries) through “hacking” or other means, in each case for the purpose of misappropriating assets or sensitive information (including, for example, personal shareholder information), corrupting data or causing operational disruption or failures in the physical infrastructure or operating systems that support the Series. Any such cybersecurity breaches or losses of service may cause the Series to lose proprietary information, suffer data corruption or lose operational capacity, which, in turn, could cause the Series to incur regulatory penalties, reputational damage, additional compliance costs associated with corrective measures, and/or financial loss. While the Series and their service providers have established business continuity plans and risk management systems designed to prevent or reduce the impact of cybersecurity attacks, there are inherent limitations in such plans and systems due in part to the ever-changing nature of technology and cybersecurity attack tactics, and there is a possibility that certain risks have not been adequately identified or prepared for. Cybersecurity risks may also impact issuers of securities in which the Series invest, which may cause the Series’ investments in such issuers to lose value.
Operational
An investment in the Series, like any mutual fund, can involve operational risks arising from factors such as processing errors, human errors, inadequate or failed internal or external processes, failures in systems and technology, changes in personnel and errors caused by third-party service providers. The occurrence of any of these failures, errors or breaches could result in a loss of information, regulatory scrutiny, reputational damage or other events, any of which could have a material adverse effect on the Series. While the Series seeks to minimize such events through controls and oversight, there may still be failures that could cause losses to the Series.
Securities Lending
The Series may loan portfolio securities with a value up to one-third of its total assets to increase its investment returns. If the borrower is unwilling or unable to return the borrowed securities when due, the lending Series can suffer losses. In addition, there is a risk of delay in receiving additional collateral or in the recovery of the securities, and a risk of loss of rights in the collateral, in the event that the borrower fails financially. There is also a risk that the value of the investment of the collateral could decline, causing a loss to the Series.
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Distribution Plan (Class A Shares only)

The Trust, on behalf of each series of the Trust, including with respect to the Class A Shares of the Equity Trend Series, has adopted a plan pursuant to Rule 12b-1 under the Investment Company Act of 1940 (the “Distribution Plan”). Pursuant to the Distribution Plan, the Trust has entered into a Distribution Agreement relating to the Distribution Plan with VP Distributors, LLC (the “Distributor”) located at 100 Pearl Street, Hartford, CT 06103. The Distributor is an affiliate of the adviser, and serves as principal underwriter for the Trust. The Distribution Plan permits the use of Series assets to help finance the distribution of the shares of the Series.
Under the Distribution Plan, the Trust, on behalf of each Series, is permitted to pay to the Distributor (who may in turn pay other service providers) up to a total of 0.25% of the average daily net assets of Class A of the Series, as payment for services rendered in connection with the distribution of shares. Because these fees are paid out of Series assets on an ongoing basis, over time these costs will increase the cost of your investment and may cost you more than other types of sales charges.
More About the Trust and the Series

Organization of the Trust
The Trust was organized as a Massachusetts business trust on February 18, 1986. It was subsequently reorganized into a Delaware statutory trust on February 14, 2011. The Trust currently consists of nine series of which the Series is one. The Trust’s business and affairs are managed by its Board of Trustees.
Shares of Beneficial Interest
Shares (including fractional shares) of the Series have equal rights with regard to voting, redemptions, dividends, distributions and liquidations with respect to the Series. All voting rights of the separate accounts as shareholders are passed through to the variable contract owners. Shareholders of all series of the Trust currently vote on the election of Trustees and other matters. On matters affecting an individual series such as the Series (such as approval of an advisory or subadvisory agreement or a change in fundamental investment policies), a separate vote of that series is required. On matters affecting an individual class (such as approval of matters relating to a Distribution Plan for a particular class of shares), a separate vote of that class is required. The Trust is not required to hold annual shareholder meetings.
Series shares attributable to any insurance company assets and Series shares for which no timely instructions from variable contract owners are received will be voted by the appropriate insurance company in the same proportion as those shares for which instructions are received.
The assets received by the Trust for the issue or sale of shares of the Series, and all income, earnings, profits and proceeds thereof, subject only to the rights of creditors, are allocated to the Series, and constitute the underlying assets of the Series. The underlying assets of the Series are required to be segregated on the books of account, and are to be charged with the expenses of the Series and with a share of the general expenses of the Trust. Any general expenses of the Trust not readily identifiable as belonging to a particular series shall be allocated by or under the direction of the Trustees in such manner as the Trustees determine to be fair and equitable.
Taxes
The Trust intends for the Series to qualify as a regulated investment company (“RIC”) by satisfying the requirements under Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”), including requirements with respect to diversification of assets, distribution of income, and sources of income. In general, a series that qualifies as a RIC will be relieved of federal income tax on its net investment income and net capital gains distributed to its shareholders. In addition, the Trust intends for the Series to comply with the investment diversification requirements for variable contracts contained in the Code. Moreover, the Trust intends to distribute sufficient net investment income and net capital gains of the Series to avoid imposition of any federal excise tax.
Accordingly, the Trust intends that, at the close of each quarter of the taxable year, (i) not more than 25% of the market value of the Series’ total assets will be invested in the securities of a single issuer and (ii) with respect to 50% of the market value of the Series’ total assets, not more than 5% of the market value of the Series’ total assets will be invested in the securities of a single issuer and the Series will not own more than 10% of the outstanding voting securities of a single issuer.
Virtus Equity Trend Series9

Actual and deemed distributions of ordinary income and net capital gains generally are taxable to the Series’ shareholders, which in this case are the separate accounts. Because the sole shareholders of the Series will be the separate accounts, no discussion is included in this prospectus as to the federal income tax consequences at the shareholder level. For information concerning the federal income tax consequences to purchasers of the variable contracts, please see the variable contract prospectuses.
Disruptive Trading and Market Timing
As an investment vehicle for variable contracts, which are designed as long-term investments, the Series is not appropriate for “market timing” or other trading strategies that entail rapid or frequent investment and trading. Frequent purchases, redemptions and transfers, transfers into and then out of the Series in a short period of time, and transfers of large amounts at one time may be indicative of market timing and otherwise disruptive trading (“Disruptive Trading”), which can have risks and harmful effects for other investors. These risks and harmful effects include:
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dilution of the interests of long-term investors, if market timers or others transfer into the Series at prices that are below the true value or exchange out of the Series at prices that are higher than the true value;

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an adverse effect on portfolio management, such as causing the Series to maintain a higher level of cash than would otherwise be the case, or causing the Series to liquidate investments prematurely; and

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increased brokerage and administrative expenses.

Funds that invest primarily in international securities may be more susceptible to pricing arbitrage opportunities because of time zone differences between the closing of international and domestic markets. Funds that invest primarily in small and mid-cap securities may be more susceptible to arbitrage opportunities because of the less liquid nature of small and mid-cap securities. In addition, funds that hold significant investments in high yield bonds may also be susceptible to market timing because high yield bonds are often thinly traded so that their market prices may not accurately reflect current market developments. To the extent that the Series invests in these types of securities, it may be more susceptible to the risks of Disruptive Trading.
In order to attempt to protect Trust investors, the Trust’s Board of Trustees has adopted market timing policies reasonably designed to discourage Disruptive Trading. The Trust reserves the right to amend these policies at any time without prior notice. Because the record owners of the Series are the insurance companies and not the variable contract owners, the Trust is not ordinarily in a position to monitor for or uncover Disruptive Trading by variable contract owners. Therefore, under the Trust’s policies, the Trust delegates to each insurance company the duty to establish and maintain policies and procedures designed to detect, monitor and deter (including, without limitation, by rejecting specific purchase orders) investors (or their agents) whose purchase and redemption activity follows a Disruptive Trading pattern, and to take such other actions as the insurance company may deem necessary to discourage or reduce Disruptive Trading activities. An insurance company may only modify such policies and procedures if it provides reasonable notice to the Trust and the Trust’s Chief Compliance Officer. Please see your variable contract prospectus for information relating to applicable restrictions on purchases or transfers through your variable contract.
The Trust may also take certain actions to stop Disruptive Trading, including imposing redemption fees for the Series and ceasing sales of additional shares of the Series to a separate account through which variable contract owners are engaging in Disruptive Trading. Because the Trust reserves discretion in applying these policies, they may not be applied uniformly. In addition, the Trust, as required under SEC regulations, has entered into an agreement with each insurance company under which the insurance companies have agreed to provide the Trust or its designee with information about variable contract owner transactions in the Series upon request.
Although the Trust will endeavor to ensure that each insurance company can and does identify and deter Disruptive Trading by its variable contract owners, the Trust cannot control their efforts or guarantee their success at deterrence. In addition, the Trust cannot guarantee that monitoring by the insurance companies and the Trust will be 100% successful in detecting all Disruptive Trading activity. Consequently, there is a risk that some investors could engage in Disruptive Trading while others will bear the effects of their Disruptive Trading activities.
Portfolio Holdings
A description of the Trust’s policies and procedures with respect to the disclosure of the Series’ portfolio securities is available in the SAI.
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Investing in the Series

Shares of the Series are not available to the public directly. You may invest in the Series by buying a variable accumulation annuity contract or a variable universal life insurance policy from an insurance company and directing the allocation of the net purchase payment(s) to the investment option corresponding to the Series. The appropriate insurance company will, in turn, invest payments in shares of the Series as the investor directs at the net asset value next determined.
The Series offers Class A Shares and Class I Shares. Both share classes may not be available for purchase through your variable contract. See your variable contract prospectus for a description of the available share class(es).
Sales Charge and Surrender Charges
The Series does not assess any sales charge, either when it sells or when it redeems securities. The sales charges that may be assessed under the variable contracts or policies are described in the variable contract prospectuses, as are other charges.
Determination of Net Asset Value
The net asset value (“NAV”) per share of the Series is determined as of the close of regular trading of the New York Stock Exchange (“NYSE”) on days when the NYSE is open for trading. Since the Series does not price securities on weekends or United States national holidays, but foreign markets may be open on these days, the value of any foreign assets of the Series and, therefore, the Series’ NAV may be significantly affected on days when an investor has no access to the Series. The NAV per share of the Series is determined by adding the values of all securities and other assets of the Series, subtracting liabilities and dividing by the total number of outstanding shares of the Series. Assets and liabilities are determined in accordance with generally accepted accounting principles and applicable rules and regulations of the SEC.
Assets: The Series’ assets consist primarily of shares of exchange-traded funds (“ETFs”), which are valued at current market prices. Equity securities held directly by the Series and ETFs are valued at the official closing price (typically last sale) on the exchange on which the securities are principally traded or, if no closing price is available or there had been no sale that day, at the last bid price. Debt securities (other than short-term investments) held directly by the Series are valued on the basis of broker quotations or valuations provided by a pricing service which utilizes information with respect to recent sales, market transactions in comparable securities, quotations from dealers, and various relationships between securities in determining value. Shares of other investment companies are valued at their respective NAVs. All other securities and assets are valued at their fair value as determined in good faith by or under the direction of the Trustees. Other assets, such as accrued interest, accrued dividends and cash are also included in determining the Series’ NAV.
A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary exchange for such security by the Trustees or their delegates. Because of the need to obtain prices as of the close of trading on exchanges throughout the world, the calculation of the NAV of the Series may not take place contemporaneously with the determination of the prices of certain portfolio securities of the Series. All assets and liabilities initially expressed in foreign currency values will be converted into United States dollar values using the foreign currency exchange rate of such currencies against United States dollars as last quoted by any recognized dealer. If an event were to occur after the value of an investment was so established but before the NAV per share was determined, which was likely to materially change the NAV, then the instrument would be valued using fair value considerations by the Board or its delegates.
Liabilities: Accrued liabilities for the Series-specific expenses (if any) and other liabilities are deducted from the assets of the Series. Accrued expenses and liabilities that are not Series-specific are allocated among the series of the Trust in proportion to each series’ net assets except where an alternative allocation can be more appropriately made.
Fair Valuation
If market quotations are not readily available or available prices are not reliable, the Series determines a “fair value” for an investment according to policies and procedures approved by the Board of Trustees. The types of assets for which such pricing might be required include: (i) securities whose trading has been suspended; (ii) securities where the trading market is unusually thin or trades have been infrequent; (iii) debt securities that have recently gone into default and for which there is no current market quotation; (iv) a security whose market price is not available from an independent pricing source and for which otherwise reliable quotes are not available; (v) securities of an issuer that has
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entered into a restructuring; (vi) a security whose price as provided by any pricing source does not, in the opinion of the adviser/subadviser, reflect the security’s market value; (vii) foreign securities subject to trading collars for which no or limited trading takes place; (viii) securities where the market quotations are not readily available as a result of “significant” events; and (ix) securities whose principal exchange or trading market is closed for an entire business day on which the Series needs to determine its NAV. This list is not inclusive of all situations that may require a security to be fair valued, nor is it intended to be conclusive in determining whether a specific event requires fair valuation.
The value of any portfolio security held by the Series for which market quotations are not readily available shall be determined in good faith and in a manner that assesses the security’s “fair value” on the valuation date (i.e., the amount that the Series might reasonably expect to receive for the security upon its current sale), based on a consideration of all available facts and all available information, including, but not limited to, the following: (i) the fundamental analytical data relating to the investment; (ii) the value of other relevant financial instruments, including derivative securities, traded on other markets or among dealers; (iii) an evaluation of the forces which influence the market in which these securities are purchased and sold (e.g., the existence of merger proposals or tender offers that might affect the value of the security); (iv) the type of the security; (v) the size of the holding; (vi) the initial cost of the security; (vii) trading volumes on markets, exchanges or among broker-dealers; (viii) price quotes from dealers and/or pricing services; (ix) values of baskets of securities traded on other markets, exchanges, or among dealers; (x) changes in interest rates; (xi) information obtained from the issuer, analysts, other financial institutions and/or the appropriate stock exchange (for exchange traded securities); (xii) an analysis of the company’s financial statements; (xiii) government (domestic or foreign) actions or pronouncements (xiv) recent news about the security or issuer; (xv) whether two or more dealers with whom the adviser/subadviser regularly effects trades are willing to purchase or sell the security at comparable prices; and (xvi) other news events or relevant matters.
Certain foreign common stocks may be fair valued in cases where closing prices are not readily available or are deemed not reflective of readily available market prices. For example, events (such as movement in the U.S. securities market, or other regional and local developments) may occur between the time that foreign markets close (where the security is principally traded) and the time that the Series calculates its NAV (generally, the close of regular trading on the NYSE) that may impact the value of securities traded in these foreign markets. In such cases, information from an external vendor may be utilized to adjust closing market prices of certain foreign common stocks to reflect their fair value. Because the frequency of significant events is not predictable, fair valuation of certain foreign common stocks may occur on a frequent basis.
The value of a security, as determined using the Series’ fair valuation procedures, may not reflect such security’s market value.
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Financial Highlights

The financial highlights table provided below is intended to help you understand the Series’ financial performance for the period of the Series’ operations. Certain information reflects financial results for a single share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the Series (assuming reinvestment of all dividends and distributions). These figures do not include the imposition of separate account fees or expenses. If such fees or expenses were reflected, performance would be lower. This information has been audited by PricewaterhouseCoopers LLP, the independent registered public accounting firm for the Series. Their report and the Series’ financial statements are included in the Series’ annual report to shareholders and incorporated by reference in the SAI.
Virtus Equity Trend Series—Class A Shares
	1/1/16 to 12/31/16	1/1/15 to 12/31/15	1/1/14 to 12/31/14	1/1/13 to 12/31/13	1/1/12 to 12/31/12
Net Asset Value, Beginning of Period	$11.38	12.55	13.30	10.41	9.49
Net Investment Income (Loss)(1)	(0.02)	(0.11)	0.04	0.06	0.15
Net Realized and Unrealized Gain (Loss)	(0.09)	(1.06)	0.27	2.92	0.86
Total from Investment Operations	(0.11)	(1.17)	0.31	2.98	1.01
Dividends from Net Investment Income	—	—	(0.05)	(0.05)	(0.09)
Distributions from Net Realized Gains	—	—	(1.01)	(0.04)	—
Total Distributions	—	—	(1.06)	(0.09)	(0.09)
Change in Net Asset Value	(0.11)	(1.17)	(0.75)	2.89	0.92
Net Asset Value, End of Period	$11.27	11.38	12.55	13.30	10.41
Total Return(2)	(0.97)%	(9.32)	2.23	28.71	10.69
Net Assets, End of Period (in thousands)	$4,444	10,932	36,680	18,710	4,958
Ratio of Net Operating Expenses to Average Net Assets(3)	1.70%(7)(9)	1.71(7)(9)	1.70(8)	1.70	1.70
Ratio of Gross Operating Expenses to Average Net Assets (before waivers and reimbursements)(3)	1.92%	2.23	1.65	1.79	2.07
Ratio of Net Investment Income to Average Net Assets	(0.19)%	(0.92)	0.32	0.52	1.50
Portfolio Turnover Rate	187%	366	473	108	272
Virtus Equity Trend Series—Class I Shares
	1/1/16 to 12/31/16	1/1/15 to 12/31/15	1/1/14 to 12/31/14	4/30/13(4) to 12/31/13
Net Asset Value, Beginning of Period	$11.43	12.57	13.30	11.69
Net Investment Income (Loss)(1)	0.02	(0.08)	0.05	0.07
Net Realized and Unrealized Gain (Loss)	(0.10)	(1.06)	0.29	1.66
Total from Investment Operations	(0.08)	(1.14)	0.34	1.73
Dividends from Net Investment Income	—	—	(0.06)	(0.08)
Distributions from Net Realized Gains	—	—	(1.01)	(0.04)
Total Distributions	—	—	(1.07)	(0.12)
Change in Net Asset Value	(0.08)	(1.14)	(0.73)	1.61
Net Asset Value, End of Period	$11.35	11.43	12.57	13.30
Total Return(2)	(0.70)%	(9.00)	2.39	14.64(6)
Net Assets, End of Period (in thousands)	$119	123	277	140
Ratio of Net Operating Expenses to Average Net Assets(3)	1.46%(7)(9)	1.46(7)(9)	1.45(8)	1.45(5)
Ratio of Gross Operating Expenses to Average Net Assets (before waivers and reimbursements)(3)	1.65%	2.06	1.41	1.50(5)
Ratio of Net Investment Income to Average Net Assets	0.20%	(0.57)	0.40	0.89(5)
Portfolio Turnover Rate	187%	366	473	108
Footnote Legend:
(1)
Computed using average shares outstanding.

(2)
The total return does not include the expenses associated with the annuity or life insurance policy through which you invest.

Virtus Equity Trend Series13

(3)
The Series will also indirectly bear their prorated share of expenses of any underlying funds in which it invests. Such expenses are not included in the calculation of this ratio.

(4)
Inception Date

(5)
Annualized

(6)
Not Annualized

(7)
Net expense ratios include proxy expenses.

(8)
See Note 3D in the Notes to Financial Statements in the Series’ annual report to shareholders for information on recapture of expense previously waived.

(9)
Earnings credits from Custodian were not material, as reflected in the Statements of Operations, and had no impact on Financial Highlights.

14Virtus Equity Trend Series

100 Pearl Street
Hartford, CT 06103
ADDITIONAL INFORMATION
You can find more information about the Series in the following documents:
Annual and Semiannual Reports
Annual and semiannual reports contain more information about the Series’ investments. The annual report discusses the market conditions and investment strategies that significantly affected the Series’ performance during the last fiscal year.
Statement of Additional Information (SAI)
The SAI contains more detailed information about the Series. It is incorporated by reference and is legally part of the prospectus.
To obtain free copies of these documents, you can download copies at virtus.com/our-products/vit, or you can request copies by calling us toll-free at 800-367-5877. You can also call this number to request other information about the Series or to make shareholder inquiries.
Information about the Series (including the SAI) can be reviewed and copied at the Securities and Exchange Commission’s (SEC) Public Reference Room in Washington, DC. For information about the operation of the Public Reference Room, call 202-551-8090. This information is also available on the SEC’s Internet site at sec.gov. You may also obtain copies upon payment of a duplicating fee by writing the Public Reference Section of the SEC, Washington, DC 20549-6009 or by electronic request at publicinfo@sec.gov.
Virtus Customer Service: 800-367-5877
Virtus Variable Insurance Trust (VVIT)
Investment Company Act File No. 811-04642	5-17
8510

VIRTUS VARIABLE INSURANCE TRUST PROSPECTUS
Virtus KAR Capital Growth Series

The Prospectus describes the Virtus KAR Capital Growth Series (the “Series”), which is available as an underlying investment through a variable life insurance policy or a variable annuity contract (a "variable contract”). For information about your variable contract, including information about insurance-related expenses, see the prospectus for your variable contract.
May 1, 2017

The Securities and Exchange Commission has not approved or disapproved of these securities or determined if this prospectus is truthful or complete. Any representation to the contrary is a criminal offense. Please carefully consider the investment objectives, risks, charges and expenses of the Series before investing. For this and other information about any Virtus Variable Insurance Trust series, call 800-367-5877 or visit virtus.com for a prospectus. Read it carefully before you invest.
Not FDIC Insured No Bank Guarantee May Lose Value

Virtus KAR Capital Growth Series

Virtus KAR Capital Growth Series

Fund Summary
Investment Objective
The Series has an investment objective of long-term growth of capital.
Fees and Expenses
The following table describes the fees and expenses you may pay if you buy and hold shares of the Virtus KAR Capital Growth Series. The table does not include any fees or sales charges imposed under the variable contracts for which the Series is an investment option. If they were included, your costs would be higher.
Shareholder Fees (fees paid directly from your investment)	Class A
Shareholder Fees	Non	e
Annual Series Operating Expenses(expenses that you pay each year as a percentage of the value of your investment)	Class A
Management Fees	0.70%
Distribution and/or Service (12b-1) Fees	0.25%
Other Expenses	0.22%
Total Annual Series Operating Expenses(a)	1.17%
Less: Expense Reimbursement (b)	(0.14)%
Total Annual Series Operating Expenses After Expense Reimbursement(a)(b)	1.03%
(a)
The Total Annual Series Operating Expenses do not correlate to the ratio of expenses to average net assets appearing in the Financial Highlights tables, which tables reflect only the operating expenses of the Series and do not include proxy expenses.

(b)
The Series' investment adviser has contractually agreed to limit the Series' total annual operating expenses (excluding certain expenses, such as front-end or contingent deferred sales charges, taxes, interest, brokerage commissions, unusual or infrequently occurring expenses (such as litigation) and acquired fund fees and expenses, if any) so that such expenses do not exceed 1.03% through April 30, 2018. Following the contractual period, the adviser may discontinue this expense reimbursement arrangement at any time. Under certain conditions, the adviser may recapture operating expenses reimbursed under this arrangement for a period of three years following the time such reimbursement occurred.

Example
This example is intended to help you compare the cost of investing in the Series with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Series for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year, that the Series’ total operating expenses remain the same and that the expense reimbursement arrangement remains in place for the contractual period. The example does not reflect variable contract fees and charges, and if it did, the costs shown would be higher. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
	1 Year	3 Years	5 Years	10 Years
Class A	$105	$358	$630	$1,408
Portfolio Turnover
The Series pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in Annual Series Operating Expenses or in the Example, affect the Series’ performance. During the most recent fiscal year, the Series’ portfolio turnover rate was 23% of the average value of its portfolio.
Principal Investment Strategies
The Series invests in a select group of large-cap growth companies believed to be undervalued relative to their future growth potential. The investment strategy emphasizes companies the subadviser believes to have a sustainable competitive advantage, strong management and low financial risk, and to be able to grow over market cycles.
Under normal conditions, the Series invests at least 80% of its assets in equity securities of large capitalization companies. The subadviser considers large capitalization companies for this purpose to be those companies that, at
Virtus KAR Capital Growth Series1

the time of initial purchase, have market capitalizations within the range of the Russell 1000® Growth Index on a rolling three-year basis. The Series may also invest in small and medium capitalization companies. Generally, the Series invests in approximately 30-50 securities at any given time.
Principal Risks
The Series may not achieve its objective(s), and it is not intended to be a complete investment program. The value of the Series’ investments that supports your share value may decrease. If between the time you purchase shares and the time you sell shares the value of the Series’ investments decreases, you will lose money. Investment values can decrease for a number of reasons. Conditions affecting the overall economy, specific industries or companies in which the Series invests can be worse than expected, and investments may fail to perform as the subadviser expects. As a result, the value of your shares may decrease. Purchase and redemption activities by variable contract owners may impact the management of the Series and its ability to achieve its investment objective(s). The redemption by one or more large variable contract owners or groups of variable contract owners of their holdings in the Series could have an adverse impact on the remaining variable contract owners in the Series including by accelerating the realization of capital gains and increasing the Series’ transaction costs. The principal risks of investing in the Series are:
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Equity Securities Risk.  The risk that events negatively affecting issuers, industries or financial markets in which the Series invests, will impact the value of the stocks held by the Series and thus, the value of the Series' shares over short or extended periods. Investments in a particular style or in small or medium-sized companies may enhance that risk.

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Growth Stocks Risk.  The risk that the Series’ investments in growth stocks will be more volatile than investments in other types of stocks, or will perform differently from the market as a whole and from other types of stocks.

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Limited Number of Investments Risk.  The risk that the Series’ portfolio will be more susceptible to factors adversely affecting issuers of securities in the Series’ portfolio than would a fund holding a greater number of securities.

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Market Volatility Risk.  The risk that the value of the securities in which the Series invests may go up or down in response to the prospects of individual issuers and/or general economic conditions. Price changes may be temporary or may last for extended periods.

Performance
The following bar chart and table provide some indication of the risks of investing in the Series. The bar chart shows changes in the Series’ performance from year to year over a 10-year period. The table shows how the Series’ average annual returns compare to those of a broad-based securities market index. The Series’ past performance is not necessarily an indication of how the Series will perform in the future. The Series’ returns in the chart and table do not reflect the deduction of any separate account or variable contract charges. The returns would have been less than those shown if such charges were deducted.
Best Quarter:	1Q/2012:	16.59%	Worst Quarter:	3Q/2011:	-20.30%	Year to date (3/31/17):	10.54%
Average Annual Total Returns (for the periods ended 12/31/16)	1 Year	5 Years	10 Years
Class A	-0.86%	12.25%	5.23%
Russell 1000® Growth Index (does not reflect fees or expenses)	7.08%	14.50%	8.33%
Updated performance information is available at virtus.com or by calling 800-367-5877.
2Virtus KAR Capital Growth Series

Management
The Adviser and Subadviser
Virtus Investment Advisers, Inc. (“VIA”) is the investment adviser to the Series.
Kayne Anderson Rudnick Investment Management, LLC (“KAR”), an affiliate of VIA, is the subadviser to the Series (since September 2011).
Portfolio Management
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Doug Foreman, CFA,  Chief Investment Officer at KAR. Mr. Foreman has served as Portfolio Manager of the Series since November 2011.

Purchase and Sale of Series Shares
The Series does not offer its shares to the general public. The Series currently offers shares only to the separate accounts of participating insurance companies. Virtus Variable Insurance Trust (the “Trust”), of which the Series is a separate investment portfolio, has entered into an agreement with the insurance company sponsor of each separate account (participation agreement) setting forth the terms and conditions pursuant to which the insurance company will purchase and redeem shares of the Series. For information concerning the purchase of units of the separate accounts, see the variable contract prospectus.
Tax Information
Since the separate accounts are the only shareholders of the Series, no discussion is included herein as to the federal income tax consequences at the shareholder level. For information concerning the federal income tax consequences to the purchasers of variable contracts, see the variable contract prospectus which describes the particular separate account and variable contract.
Payments to Insurance Companies and Other Financial Intermediaries
Series shares are generally available only through intermediaries, i.e., the separate accounts. The Series (and/or its related companies) may pay the insurance companies (and/or their related companies) for distribution and/or other services; some of the payments may, in turn, go to broker-dealers and other financial intermediaries. For example, the Series may make payments for sub-transfer agency services to one or more of the insurance companies. Such payments may create a conflict of interest for an intermediary by influencing the intermediary’s investment recommendations, or be a factor in the insurance company’s decision to include the Series as an underlying investment option in a variable contract. Ask your salesperson or review your variable contract prospectus for more information.
Virtus KAR Capital Growth Series3

More About Principal Investment Strategies

Under normal circumstances, the Series invests at least 80% of its assets in equity securities of large capitalization companies. The subadviser considers large capitalization companies for this purpose to be those companies that, at the time of initial purchase, have market capitalizations within the range of companies included in the Russell 1000® Growth Index on a rolling three-year basis. Because large capitalization companies are defined by reference to an index, the market capitalization of companies in which the Series may invest may vary with market conditions. As of December 31, 2016, the market capitalization range of companies included in the Russell 1000® Growth Index over the past three years was $171 million to $748 billion. The Series’ policy of investing 80% of its assets in large capitalization companies may be changed only upon 60 days’ written notice to shareholders. The Series may also invest in small and medium capitalization companies.
The subadviser uses a strategy emphasizing consistently growing, highly profitable, low-debt companies with rising cash flows, which the subadviser deems to be of high quality. If a company meets these criteria, the subadviser researches and analyzes that company’s strength of management, relative competitive position in the industry, and its financial structure. A proprietary model is used to determine relative value. Generally, the Series invests in approximately 30-50 securities at any given time.
The subadviser’s sell discipline seeks to dispose of holdings that, among other things, achieve a target price, or are the subject of negative developments individually or as an industry, or as necessary to provide funding to upgrade and improve portfolio holdings or meet diversification requirements.
Temporary Defensive Strategy: During periods of adverse market conditions, the Series may take temporary defensive positions that are inconsistent with its principal investment strategies by holding all or part of its assets in cash or short-term money market instruments including obligations of the U.S. Government, high-quality commercial paper, certificates of deposit, bankers acceptances, bank interest-bearing demand accounts, and repurchase agreements secured by U.S. Government securities. When this allocation happens, the Series may not achieve its objective.
Please see “More About Principal Risks” for information about the risks of investing in the Series.
More About Principal Risks

The Series’ investments are subject generally to market risk and the risk of selecting underperforming securities and asset classes, which may adversely affect the Series and lead to loss of principal.
Equity Securities
Generally, prices of equity securities are more volatile than those of fixed income securities. The prices of equity securities will rise and fall in response to a number of different factors. In particular, equity securities will respond to events that affect entire financial markets or industries (such as changes in inflation or consumer demand) and to events that affect particular issuers (such as news about the success or failure of a new product). Equity securities also are subject to “stock market risk,” meaning that stock prices in general may decline over short or extended periods of time. When the value of the stocks held by the Series goes down, the value of the Series’ shares will be affected.
•
Growth Stocks Risk. Growth stocks can react differently to issuer, political, market, and economic developments than the market as a whole and other types of stocks. Growth stocks also tend to be more expensive relative to their earnings or assets compared to other types of stocks, and as a result they tend to be sensitive to changes in their earnings and more volatile than other types of stocks.

•
Large Market Capitalization Companies Risk. The value of investments in larger companies may not rise as much as smaller companies, or larger companies may be unable to respond quickly to competitive challenges, such as changes in technology and consumer tastes.

•
Small and Medium Market Capitalization Companies Risk. Small and medium-sized companies often have narrower markets, fewer products or services to offer, and more limited managerial and financial resources than larger, more established companies. As a result, the performance of small and medium-sized companies may be more volatile, and they may face a greater risk of business failure, which could increase the volatility and risk of loss to the Series.

4Virtus KAR Capital Growth Series

Limited Number of Investments
Because the Series invests in a limited number of securities, the Series’ portfolio will be more susceptible to factors adversely affecting issuers of securities in the Series’ portfolio than would a series holding a greater number of securities.
Market Volatility
The value of the securities in which the Series invests may go up or down in response to the prospects of individual companies and/or general economic conditions. Price changes may be temporary or may last for extended periods.
Instability in the financial markets has exposed the Series to greater market and liquidity risk and potential difficulty in valuing portfolio instruments that it holds. In response to financial markets that experienced extreme volatility, and in some cases a lack of liquidity, the US Government has taken a number of unprecedented actions, including acquiring distressed assets from financial institutions and acquiring ownership interests in those institutions. The implications of government ownership and disposition of these assets are unclear. Additional legislation or government regulation may also change the way in which the Series itself is regulated, which could limit or preclude the Series’ ability to achieve its investment objective.
Management of the Series

The Adviser
VIA has served as the investment adviser to the Series since November 2010. VIA, located at 100 Pearl Street, Hartford, CT 06103, acts as the investment adviser for over 50 mutual funds and as adviser to institutional clients. As of December 31, 2016, VIA had approximately $24.4 billion in assets under management. VIA has acted as an investment adviser for over 80 years and is an indirect wholly-owned subsidiary of Virtus Investment Partners, Inc., a publicly traded multi-manager asset management business.
Pursuant to the Investment Advisory Agreement with the Series and subject to the direction of the Trust’s Board of Trustees, VIA is responsible for managing the Series’ investment program in conformity with the stated policies of the Series as described in this prospectus. VIA, with the approval of the Trust’s Board of Trustees, has selected KAR, an affiliate of VIA, to serve as subadviser and perform the day-to-day portfolio management of the Series. KAR, subject to the supervision of VIA, is responsible for deciding which securities to purchase and sell for the Series and for placing the Series’ transactions.
The Series pays VIA an investment management fee that is accrued daily against the value of the Series’ net assets at the following annual rate:
1st $250 million	$250+ million through $500 million	Over $500 million
0.70%	0.65%	0.60%
For its last fiscal year, the Series paid advisory fees at the rate of 0.70% of its average net assets.
The Trust has entered into an expense limitation agreement with VIA whereby VIA has agreed to reimburse the Series for expenses necessary or appropriate for the operation of the Series (excluding certain expenses, such as front-end or contingent deferred sales charges, taxes, interest, brokerage commissions, unusual or infrequently occurring expenses (such as litigation) and acquired fund fees and expenses, if any) to the extent that such expenses exceed 1.03% of the Series’ average net assets. This expense limitation agreement is in place through April 30, 2018. After April 30, 2018, VIA may discontinue this expense reimbursement arrangement at any time. Under certain conditions, VIA may recapture operating expenses reimbursed under an expense reimbursement arrangement for a period of three years following the time such reimbursement occurred.
VIA serves as a manager of managers of the Series. In this capacity, VIA: (i) sets the Series’ overall investment strategies; (ii) evaluates, selects, and recommends to the Board one or more subadvisers needed to manage all or part of the assets of the Series; (iii) monitors and evaluates the subadvisers’ investment programs and results as well as the performance of the subadvisers relative to the applicable benchmark indexes; and (iv) reviews the Series’ compliance with its investment objectives, policies and restrictions.
The Trust and VIA have each received an exemptive order from the Securities and Exchange Commission (“SEC”) that permits VIA, subject to certain conditions and without the approval of shareholders to: (a) employ a new unaffiliated subadviser for a Series pursuant to the terms of a new subadvisory agreement, in each case either as a replacement
Virtus KAR Capital Growth Series5

for an exiting subadviser or as an additional subadviser; (b) change the terms of any subadvisory agreement; and (c) continue the employment of an existing subadviser on the same subadvisory agreement terms where an agreement has been assigned because of a change in control of the subadviser. In such circumstances, shareholders would receive notice of such action, including the information concerning the new subadviser that normally is provided in a proxy statement.
The Subadviser
KAR, an affiliate of VIA, has served as subadviser to the Series since September 2011. KAR is located at 1800 Avenue of the Stars, 2nd Floor, Los Angeles, CA 90067. KAR acts as subadviser to mutual funds and as investment adviser to institutions and individuals. As of December 31, 2016, KAR had approximately $12.8 billion in assets under management.
From its investment advisory fee, VIA, not the Series, pays KAR for its subadvisory services at the rate of 50% of the net advisory fee.
Board of Trustees’ Approval of Investment Advisory and Subadvisory Agreements
The Trust’s annual report to shareholders for the year ended December 31, 2016 contains a discussion regarding the basis for the Trust’s Board of Trustees' approval of the investment advisory and investment subadvisory agreements for the Series.
Portfolio Management
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Doug Foreman, CFA.  Mr. Foreman has served as a Portfolio Manager since 2011. Mr. Foreman is Chief Investment Officer and a member of the Executive Management Committee at KAR. Before joining KAR in 2011, he was director of equities at HighMark Capital Management (2009 to 2011). Prior to HighMark, Mr. Foreman was retired for two years (2007 to 2008) and was group managing director and chief investment officer of U.S. equities at Trust Company of the West (“TCW”) (1994 to 2006).

The statement of additional information (“SAI”) provides additional information about the portfolio manager’s compensation, other accounts managed by the portfolio manager and the portfolio manager’s ownership of securities in the Series.
Risks Associated with Other Investment Strategies and Series Operations

Information about the Series’ principal investment strategies and risks appears in the Fund Summary section and the sections entitled “More About Principal Investment Strategies” and “More About Principal Risks” above. The information below describes other investment strategies that the Series may use that are not principal strategies and the risks of those strategies, arranged in alphabetical order, as well as other operational risks. Further descriptions of these investment strategies and practices can be found in the SAI.
The greater an investment in a particular asset class by the Series, the greater the impact to the Series of the risks related to the class.
Cybersecurity
With the increased use of technologies such as the Internet to conduct business, the Series have become potentially more susceptible to operational and information security risks through breaches in cybersecurity. In general, a breach in cybersecurity can result from either a deliberate attack or an unintentional event. Cybersecurity breaches may involve, among other things, infection by computer viruses or other malicious software code or unauthorized access to the digital information systems, networks or devices of the Series or their service providers (including, but not limited to, the Series’ investment adviser, transfer agent, custodian, administrators and other financial intermediaries) through “hacking” or other means, in each case for the purpose of misappropriating assets or sensitive information (including, for example, personal shareholder information), corrupting data or causing operational disruption or failures in the physical infrastructure or operating systems that support the Series. Any such cybersecurity breaches or losses of service may cause the Series to lose proprietary information, suffer data corruption or lose operational capacity, which, in turn, could cause the Series to incur regulatory penalties, reputational damage, additional compliance costs associated with corrective measures, and/or financial loss. While the Series and their service providers have established business continuity plans and risk management systems designed to prevent or reduce the impact of cybersecurity attacks, there are inherent limitations in such plans and systems due in part to the ever-changing nature
6Virtus KAR Capital Growth Series

of technology and cybersecurity attack tactics, and there is a possibility that certain risks have not been adequately identified or prepared for. Cybersecurity risks may also impact issuers of securities in which the Series invest, which may cause the Series’ investments in such issuers to lose value.
Debt Securities
Debt securities are subject to various risks, the most prominent of which are credit risk and interest rate risk. These risks can affect a security’s price volatility to varying degrees, depending upon the nature of the instrument. Risks associated with investing in debt securities include the following:
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Call Risk. There is a risk that issuers will prepay fixed rate obligations when interest rates fall. A Series holding callable securities therefore may be forced to reinvest in obligations with lower interest rates than the original obligations and otherwise not benefit fully from the increase in value that other fixed income securities experience when rates decline.

•
Credit Risk. There is a risk that the issuer of a security will fail to pay interest or principal in a timely manner, or that negative perceptions of the issuer’s ability to make such payments will cause the price of the security to decline. Debt securities rated below investment-grade are especially susceptible to this risk.

•
Income Risk. The income shareholders receive from the Series is based primarily on the dividends and interest the Series earns from its investments, which can vary widely over the short- and/or long-term. If prevailing market interest rates drop, distribution rates of the Series’ preferred stock holdings and any bond holdings could drop as well. The Series’ income also would likely be affected adversely when prevailing short-term interest rates increase. In certain circumstances, the Series may be treated as receiving income even though no cash is received. The Series may not be able to pay distributions, or may have to reduce distribution levels, if the cash distributions that the Series receives from its investments decline.

•
Interest Rate Risk. The values of debt securities usually rise and fall in response to changes in interest rates. Declining interest rates generally increase the value of existing debt instruments, and rising interest rates generally decrease the value of existing debt instruments. Changes in a debt instrument’s value usually will not affect the amount of interest income paid to the Series, but will affect the value of the Series’ shares. Interest rate risk is generally greater for investments with longer maturities.

Certain securities pay interest at variable or floating rates. Variable rate securities reset at specified intervals, while floating rate securities reset whenever there is a change in a specified index rate. In most cases, these reset provisions reduce the effect of changes in market interest rates on the value of the security. However, some securities do not track the underlying index directly, but reset based on formulas that can produce an effect similar to leveraging; others may also provide for interest payments that vary inversely with market rates. The market prices of these securities may fluctuate significantly when interest rates change.
Some investments give the issuer the option to call or redeem an investment before its maturity date. If an issuer calls or redeems an investment during a time of declining interest rates, the Series might have to reinvest the proceeds in an investment offering a lower yield, and therefore it might not benefit from any increase in value as a result of declining interest rates.
Derivatives
Derivative transactions are contracts whose value is derived from the value of an underlying asset, index or rate, including futures, options, non-deliverable forwards, forward foreign currency exchange contracts and swap agreements. The Series may use derivatives to hedge against factors that affect the value of its investments, such as interest rates and foreign currency exchange rates. The Series may also utilize derivatives as part of its overall investment technique to gain or lessen exposure to various securities, markets, volatility, dividend payments and currencies.
Derivatives typically involve greater risks than traditional investments. It is generally more difficult to ascertain the risk of, and to properly value, derivative contracts. Many derivatives, and particularly those that are privately negotiated, are complex and often valued subjectively. Improper valuations can result in increased cash payment requirements to counterparties or a loss of value to the Series. The prices of derivatives may move in unexpected ways, especially in abnormal market conditions. Derivatives are usually less liquid than traditional securities and are subject to counterparty risk (the risk that the other party to the contract will default or otherwise not be able to perform its contractual obligations). In addition, some derivatives transactions may involve potentially unlimited losses.
Virtus KAR Capital Growth Series7

Derivative contracts entered into for hedging purposes may also subject the Series to losses if the contracts do not correlate with the assets, indexes or rates they were designed to hedge. Gains and losses derived from hedging transactions are, therefore, more dependent upon the subadviser’s ability to correctly predict the movement of the underlying asset prices, indexes or rates.
As an investment company registered with the SEC, the Series is required to identify on its books (often referred to as “asset segregation”) liquid assets, or engage in other SEC-approved measures, to “cover” open positions with respect to certain kinds of derivative instruments. If the Series invests in such instruments and has insufficient cash to meet such requirements, it may have to sell other investments, including at disadvantageous times.
Governments, agencies and/or other regulatory bodies may adopt or change laws or regulations that could adversely affect the Series' ability to invest in derivatives as the Series' subadviser intends. The Dodd-Frank Wall Street Reform and Consumer Protection Act (the “Dodd-Frank Act”), among other things, grants the Commodity Futures Trading Commission (the “CFTC”) and SEC broad rulemaking authority to implement various provisions of the Dodd-Frank Act including comprehensive regulation of the over-the-counter (“OTC”) derivatives market. The implementation of the Dodd-Frank Act could adversely affect the Series by placing limits on derivative transactions, and/or increasing transaction and/or regulatory compliance costs. For example, the CFTC has recently adopted new rules that will apply a new aggregation standard for position limit purposes, which may further limit the Series' ability to trade futures contracts and swaps.
There are also special tax rules applicable to certain types of derivatives, which could affect the amount, timing and character of the Series' income or loss and hence of its distributions to shareholders by causing holding period adjustments, converting short-term capital losses into long-term capital losses, and accelerating the Series' income or deferring its losses. The Series' use of derivatives may also increase the amount of taxes payable by shareholders or the resources required by the Series or its adviser and/or subadviser(s) to comply with particular regulatory requirements.
Foreign Investing
Investing in securities of non-U.S. companies involves special risks and considerations not typically associated with investing in U.S. companies, and the values of non-U.S. securities may be more volatile than those of U.S. securities. The values of non-U.S. securities are subject to economic and political developments in countries and regions where the issuers operate or are domiciled, or where the securities are traded, such as changes in economic or monetary policies, and to changes in currency exchange rates. Values may also be affected by restrictions on receiving the investment proceeds from a non-U.S. country.
In general, less information is publicly available about non-U.S. companies than about U.S. companies. Non-U.S. companies are generally not subject to the same accounting, auditing and financial reporting standards as are U.S. companies. Certain foreign issuers classified as passive foreign investment companies may be subject to additional taxation risk.
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Currency Rate Risk. Because the foreign securities in which the Series invests generally trade in currencies other than the U.S. dollar, changes in currency exchange rates will affect the Series’ net asset value, the value of dividends and interest earned, and gains and losses realized on the sale of securities. Because the value of the Series’ shares is calculated in U.S. dollars, it is possible for the Series to lose money by investing in a foreign security if the local currency of a foreign market depreciates against the U.S. dollar, even if the local currency value of the Series’ holdings goes up. Generally, a strong U.S. dollar relative to such other currencies will adversely affect the value of the Series’ holdings in foreign securities.

Leverage
When the Series makes investments in futures contracts, forward contracts, swaps and other derivative instruments, the futures contracts, forward contracts, swaps and certain other derivatives provide the economic effect of financial leverage by creating additional investment exposure, as well as the potential for greater loss. When the Series uses leverage through activities such as borrowing, entering into short sales, purchasing securities on margin or on a when-issued basis, or purchasing derivative instruments in an effort to increase its returns, the Series has the risk of magnified capital losses that occur when losses affect an asset base, enlarged by borrowings or the creation of liabilities, that exceeds the net assets of the Series. The value of the shares of the Series employing leverage will be more volatile and sensitive to market movements. Leverage may also involve the creation of a liability that requires the Series to pay interest.
8Virtus KAR Capital Growth Series

Mortgage-Backed and Asset-Backed Securities
Mortgage-backed securities represent interests in pools of residential mortgage loans purchased from individual lenders by a federal agency or originated and issued by private lenders. Asset-backed securities represent interests in pools of underlying assets such as motor vehicle installment sales or installment loan contracts, leases of various types of real and personal property, and receivables from credit card agreements. These two types of securities share many of the same risks.
The impairment of the value of collateral or other assets underlying a mortgage-backed or asset-backed security, such as that resulting from non-payment of loans, may result in a reduction in the value of such security and losses to the Series.
Early payoffs in the loans underlying such securities may result in the Series receiving less income than originally anticipated. The variability in prepayments will tend to limit price gains when interest rates drop and exaggerate price declines when interest rates rise. In the event of high prepayments, the Series may be required to invest proceeds at lower interest rates, causing the Series to earn less than if the prepayments had not occurred. Conversely, rising interest rates may cause prepayments to occur at a slower than expected rate, which may effectively change a security which was considered short- or intermediate-term into a long-term security. Long-term securities tend to fluctuate in value more widely in response to changes in interest rates than shorter-term securities.
Operational
An investment in the Series, like any mutual fund, can involve operational risks arising from factors such as processing errors, human errors, inadequate or failed internal or external processes, failures in systems and technology, changes in personnel and errors caused by third-party service providers. The occurrence of any of these failures, errors or breaches could result in a loss of information, regulatory scrutiny, reputational damage or other events, any of which could have a material adverse effect on the Series. While the Series seeks to minimize such events through controls and oversight, there may still be failures that could cause losses to the Series.
Securities Lending
The Series may loan portfolio securities with a value up to one-third of its total assets to increase its investment returns. If the borrower is unwilling or unable to return the borrowed securities when due, the lending Series can suffer losses. In addition, there is a risk of delay in receiving additional collateral or in the recovery of the securities, and a risk of loss of rights in the collateral, in the event that the borrower fails financially. There is also a risk that the value of the investment of the collateral could decline, causing a loss to the Series.
Short-Term Investments
Short-term investments include money market instruments, repurchase agreements, certificates of deposit, bankers’ acceptances and other short-term instruments that are not U.S. Government securities. These securities generally present less risk than many other investments, but they are generally subject to credit risk and may be subject to other risks as well.
Distribution Plan

The Trust, on behalf of each series of the Trust, including Class A Shares of the Virtus KAR Capital Growth Series, has adopted a plan pursuant to Rule 12b-1 under the Investment Company Act of 1940 (the “Distribution Plan”). Pursuant to the Distribution Plan, the Trust has entered into a Distribution Agreement relating to the Distribution Plan with VP Distributors, LLC (the “Distributor”) located at 100 Pearl Street, Hartford, CT 06103. The Distributor is an affiliate of the adviser, and serves as principal underwriter for the Trust. The Distribution Plan permits the use of Series assets to help finance the distribution of the shares of the Series.
Under the Distribution Plan, the Trust, on behalf of each Series, is permitted to pay to the Distributor (who may in turn pay other service providers) up to a total of 0.25% of the average daily net assets of Class A of the Series, as payment for services rendered in connection with the distribution of shares. Because these fees are paid out of Series assets on an ongoing basis, over time these costs will increase the cost of your investment and may cost you more than other types of sales charges.
Virtus KAR Capital Growth Series9

More About the Trust and the Series

Organization of the Trust
The Trust was organized as a Massachusetts business trust on February 18, 1986. It was subsequently reorganized into a Delaware statutory trust on February 14, 2011. The Trust currently consists of nine series of which the Series is one. The Trust’s business and affairs are managed by its Board of Trustees.
Shares of Beneficial Interest
Shares (including fractional shares) of the Series have equal rights with regard to voting, redemptions, dividends, distributions and liquidations with respect to the Series. All voting rights of the separate accounts as shareholders are passed through to the variable contract owners. Shareholders of all series of the Trust currently vote on the election of Trustees and other matters. On matters affecting an individual series such as the Series (such as approval of an advisory or subadvisory agreement or a change in fundamental investment policies), a separate vote of that series is required. On matters affecting an individual class (such as approval of matters relating to a Distribution Plan for a particular class of shares), a separate vote of that class is required. The Trust is not required to hold annual shareholder meetings.
Series shares attributable to any insurance company assets and Series shares for which no timely instructions from variable contract owners are received will be voted by the appropriate insurance company in the same proportion as those shares for which instructions are received.
The assets received by the Trust for the issue or sale of shares of the Series, and all income, earnings, profits and proceeds thereof, subject only to the rights of creditors, are allocated to the Series, and constitute the underlying assets of the Series. The underlying assets of the Series are required to be segregated on the books of account, and are to be charged with the expenses of the Series and with a share of the general expenses of the Trust. Any general expenses of the Trust not readily identifiable as belonging to a particular series shall be allocated by or under the direction of the Trustees in such manner as the Trustees determine to be fair and equitable.
Taxes
The Trust intends for the Series to qualify as a regulated investment company (“RIC”) by satisfying the requirements under Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”), including requirements with respect to diversification of assets, distribution of income, and sources of income. In general, a series that qualifies as a RIC will be relieved of federal income tax on its net investment income and net capital gains distributed to its shareholders. In addition, the Trust intends for the Series to comply with the investment diversification requirements for variable contracts contained in the Code. Moreover, the Trust intends to distribute sufficient net investment income and net capital gains of the Series to avoid imposition of any federal excise tax.
Accordingly, the Trust intends that, at the close of each quarter of the taxable year, (i) not more than 25% of the market value of the Series’ total assets will be invested in the securities of a single issuer and (ii) with respect to 50% of the market value of the Series’ total assets, not more than 5% of the market value of the Series’ total assets will be invested in the securities of a single issuer and the Series will not own more than 10% of the outstanding voting securities of a single issuer.
Actual and deemed distributions of ordinary income and net capital gains generally are taxable to the Series’ shareholders, which in this case are the separate accounts. Because the sole shareholders of the Series will be the separate accounts, no discussion is included in this prospectus as to the federal income tax consequences at the shareholder level. For information concerning the federal income tax consequences to purchasers of the variable contracts, please see the variable contract prospectuses.
Disruptive Trading and Market Timing
As an investment vehicle for variable contracts, which are designed as long-term investments, the Series is not appropriate for “market timing” or other trading strategies that entail rapid or frequent investment and trading. Frequent purchases, redemptions and transfers, transfers into and then out of the Series in a short period of time, and transfers of large amounts at one time may be indicative of market timing and otherwise disruptive trading (“Disruptive Trading”), which can have risks and harmful effects for other investors. These risks and harmful effects include:
•
dilution of the interests of long-term investors, if market timers or others transfer into the Series at prices that are below the true value or exchange out of the Series at prices that are higher than the true value;

10Virtus KAR Capital Growth Series

•
an adverse effect on portfolio management, such as causing the Series to maintain a higher level of cash than would otherwise be the case, or causing the Series to liquidate investments prematurely; and

•
increased brokerage and administrative expenses.

Funds that invest primarily in international securities may be more susceptible to pricing arbitrage opportunities because of time zone differences between the closing of international and domestic markets. Funds that invest primarily in small and mid-cap securities may be more susceptible to arbitrage opportunities because of the less liquid nature of small and mid-cap securities. In addition, funds that hold significant investments in high yield bonds may also be susceptible to market timing because high yield bonds are often thinly traded so that their market prices may not accurately reflect current market developments. To the extent that the Series invests in these types of securities, it may be more susceptible to the risks of Disruptive Trading.
In order to attempt to protect Trust investors, the Trust’s Board of Trustees has adopted market timing policies reasonably designed to discourage Disruptive Trading. The Trust reserves the right to amend these policies at any time without prior notice. Because the record owners of the Series are the insurance companies and not the variable contract owners, the Trust is not ordinarily in a position to monitor for or uncover Disruptive Trading by variable contract owners. Therefore, under the Trust’s policies, the Trust delegates to each insurance company the duty to establish and maintain policies and procedures designed to detect, monitor and deter (including, without limitation, by rejecting specific purchase orders) investors (or their agents) whose purchase and redemption activity follows a Disruptive Trading pattern, and to take such other actions as the insurance company may deem necessary to discourage or reduce Disruptive Trading activities. An insurance company may only modify such policies and procedures if it provides reasonable notice to the Trust and the Trust’s Chief Compliance Officer. Please see your variable contract prospectus for information relating to applicable restrictions on purchases or transfers through your variable contract.
The Trust may also take certain actions to stop Disruptive Trading, including imposing redemption fees for the Series and ceasing sales of additional shares of the Series to a separate account through which variable contract owners are engaging in Disruptive Trading. Because the Trust reserves discretion in applying these policies, they may not be applied uniformly. In addition, the Trust, as required under SEC regulations, has entered into an agreement with each insurance company under which the insurance companies have agreed to provide the Trust or its designee with information about variable contract owner transactions in the Series upon request.
Although the Trust will endeavor to ensure that each insurance company can and does identify and deter Disruptive Trading by its variable contract owners, the Trust cannot control their efforts or guarantee their success at deterrence. In addition, the Trust cannot guarantee that monitoring by the insurance companies and the Trust will be 100% successful in detecting all Disruptive Trading activity. Consequently, there is a risk that some investors could engage in Disruptive Trading while others will bear the effects of their Disruptive Trading activities.
Portfolio Holdings
A description of the Trust’s policies and procedures with respect to the disclosure of the Series’ portfolio securities is available in the SAI.
Investing in the Series

Shares of the Series are not available to the public directly. You may invest in the Series by buying a variable accumulation annuity contract or a variable universal life insurance policy from an insurance company and directing the allocation of the net purchase payment(s) to the investment option corresponding to the Series. The appropriate insurance company will, in turn, invest payments in shares of the Series as the investor directs at the net asset value next determined.
The Series offers only Class A Shares.
Sales Charge and Surrender Charges
The Series does not assess any sales charge, either when it sells or when it redeems securities. The sales charges that may be assessed under the variable contracts or policies are described in the variable contract prospectuses, as are other charges.
Virtus KAR Capital Growth Series11

Determination of Net Asset Value
The net asset value (“NAV”) per share of the Series is determined as of the close of regular trading of the New York Stock Exchange (“NYSE”) on days when the NYSE is open for trading. Since the Series does not price securities on weekends or United States national holidays, but foreign markets may be open on these days, the value of any foreign assets of the Series and, therefore, the Series’ NAV may be significantly affected on days when an investor has no access to the Series. The NAV per share of the Series is determined by adding the values of all securities and other assets of the Series, subtracting liabilities and dividing by the total number of outstanding shares of the Series. Assets and liabilities are determined in accordance with generally accepted accounting principles and applicable rules and regulations of the SEC.
Assets: Equity securities are valued at the official closing price (typically last sale) on the exchange on which the securities are principally traded or, if no closing price is available or there had been no sale that day, at the last bid price. Debt securities are valued on the basis of broker quotations or valuations provided by a pricing service which utilizes information with respect to recent sales, market transactions in comparable securities, quotations from dealers, and various relationships between securities in determining value. Shares of other investment companies are valued at their respective NAVs. All other securities and assets are valued at their fair value as determined in good faith by or under the direction of the Trustees. Other assets, such as accrued interest, accrued dividends and cash are also included in determining the Series’ NAV.
A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary exchange for such security by the Trustees or their delegates. Because of the need to obtain prices as of the close of trading on exchanges throughout the world, the calculation of the NAV of the Series may not take place contemporaneously with the determination of the prices of certain portfolio securities of the Series. All assets and liabilities initially expressed in foreign currency values will be converted into United States dollar values using the foreign currency exchange rate of such currencies against United States dollars as last quoted by any recognized dealer. If an event were to occur after the value of an investment was so established but before the NAV per share was determined, which was likely to materially change the NAV, then the instrument would be valued using fair value considerations by the Board or its delegates.
Liabilities: Accrued liabilities for the Series-specific expenses (if any) and other liabilities are deducted from the assets of the Series. Accrued expenses and liabilities that are not Series-specific are allocated among the series of the Trust in proportion to each series’ net assets except where an alternative allocation can be more appropriately made.
Fair Valuation
If market quotations are not readily available or available prices are not reliable, the Series determines a “fair value” for an investment according to policies and procedures approved by the Board of Trustees. The types of assets for which such pricing might be required include: (i) securities whose trading has been suspended; (ii) securities where the trading market is unusually thin or trades have been infrequent; (iii) debt securities that have recently gone into default and for which there is no current market quotation; (iv) a security whose market price is not available from an independent pricing source and for which otherwise reliable quotes are not available; (v) securities of an issuer that has entered into a restructuring; (vi) a security whose price as provided by any pricing source does not, in the opinion of the adviser/subadviser, reflect the security’s market value; (vii) foreign securities subject to trading collars for which no or limited trading takes place; (viii) securities where the market quotations are not readily available as a result of “significant” events; and (ix) securities whose principal exchange or trading market is closed for an entire business day on which the Series needs to determine its NAV. This list is not inclusive of all situations that may require a security to be fair valued, nor is it intended to be conclusive in determining whether a specific event requires fair valuation.
The value of any portfolio security held by the Series for which market quotations are not readily available shall be determined in good faith and in a manner that assesses the security’s “fair value” on the valuation date (i.e., the amount that the Series might reasonably expect to receive for the security upon its current sale), based on a consideration of all available facts and all available information, including, but not limited to, the following: (i) the fundamental analytical data relating to the investment; (ii) the value of other relevant financial instruments, including derivative securities, traded on other markets or among dealers; (iii) an evaluation of the forces which influence the market in which these securities are purchased and sold (e.g., the existence of merger proposals or tender offers that might affect the value of the security); (iv) the type of the security; (v) the size of the holding; (vi) the initial cost of the security; (vii) trading volumes on markets, exchanges or among broker-dealers; (viii) price quotes from dealers and/or pricing services; (ix) values of baskets of securities traded on other markets, exchanges, or among dealers; (x) changes in interest rates; (xi) information obtained from the issuer, analysts, other financial institutions and/or the appropriate stock exchange (for
12Virtus KAR Capital Growth Series

exchange traded securities); (xii) an analysis of the company’s financial statements; (xiii) government (domestic or foreign) actions or pronouncements (xiv) recent news about the security or issuer; (xv) whether two or more dealers with whom the adviser/subadviser regularly effects trades are willing to purchase or sell the security at comparable prices; and (xvi) other news events or relevant matters.
Certain foreign common stocks may be fair valued in cases where closing prices are not readily available or are deemed not reflective of readily available market prices. For example, events (such as movement in the U.S. securities market, or other regional and local developments) may occur between the time that foreign markets close (where the security is principally traded) and the time that the Series calculates its NAV (generally, the close of regular trading on the NYSE) that may impact the value of securities traded in these foreign markets. In such cases, information from an external vendor may be utilized to adjust closing market prices of certain foreign common stocks to reflect their fair value. Because the frequency of significant events is not predictable, fair valuation of certain foreign common stocks may occur on a frequent basis.
The value of a security, as determined using the Series’ fair valuation procedures, may not reflect such security’s market value.
Virtus KAR Capital Growth Series13

Financial Highlights

The financial highlights table provided below is intended to help you understand the Series’ financial performance for the past five years. Certain information reflects financial results for a single share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the Series (assuming reinvestment of all dividends and distributions). These figures do not include the imposition of separate account fees or expenses. If such fees or expenses were reflected, performance would be lower. This information has been audited by PricewaterhouseCoopers LLP, the independent registered public accounting firm for the Series. Their report and the Series’ financial statements are included in the Series’ annual report to shareholders and incorporated by reference in the SAI.
Virtus KAR Capital Growth Series—Class A Shares
	1/1/16 to 12/31/16		1/1/15 to 12/31/15	1/1/14 to 12/31/14	1/1/13 to 12/31/13	1/1/12 to 12/31/12
Net Asset Value, Beginning of Period	$24.91		22.79	20.41	15.82	13.99
Net Investment Income (Loss)(1)	—(7)		(0.01)	(0.00)	0.04	0.11
Net Realized and Unrealized Gain (Loss)	(0.22)		2.13	2.39	4.61	1.81
Total from Investment Operations	(0.22)		2.12	2.39	4.65	1.92
Dividends from Net Investment Income	(0.60)		—	(0.01)	(0.06)	(0.09)
Distributions from Net Realized Gains	—		—	—	—	—
Total Distributions	(0.60)		—	(0.01)	(0.06)	(0.09)
Change in Net Asset Value	(0.82)		2.12	2.38	4.59	1.83
Net Asset Value, End of Period	$24.09		24.91	22.79	20.41	15.82
Total Return(2)	(0.86)%(8)		9.26	11.73	29.44	13.76
Net Assets, End of Period (in thousands)	$185,519		210,094	217,038	218,264	189,975
Ratio of Net Operating Expenses to Average Net Assets(3)	1.04	%(5)(6)(8)	1.04(5)(6)	1.03	1.03	0.96(4)
Ratio of Gross Operating Expenses to Average Net Assets (before waivers and reimbursements)(3)	1.18%		1.21	1.19	1.14	1.13
Ratio of Net Investment Income to Average Net Assets	(0.10)%(8)		(0.04)	(0.01)	0.19	0.68
Portfolio Turnover Rate	23%		19	29	30	16
Footnote Legend:
(1)
Computed using average shares outstanding.

(2)
The total return does not include the expenses associated with the annuity or life insurance policy through which you invest.

(3)
The Series will also indirectly bear their prorated share of expenses of any underlying funds in which it invests. Such expenses are not included in the calculation of this ratio.

(4)
Blended net expense ratio due to a change in expense limitation agreements during the fiscal year.

(5)
Earnings credits from Custodian were not material, as reflected in the Statements of Operations, and had no impact on Financial Highlights.

(6)
Net expense ratios include proxy expenses.

(7)
Amount is less than $.005 per share.

(8)
Custody fees reimbursed were excluded from the Ratio of Net Expenses to Average Net Assets and Ratio of Net Investment Income (Loss) to Average Net Assets. If included the impact would have been to lower the Ratio of Net Expenses and increase the Ratio of Net Investment Income (Loss) by 0.10%.

14Virtus KAR Capital Growth Series

100 Pearl Street
Hartford, CT 06103
ADDITIONAL INFORMATION
You can find more information about the Series in the following documents:
Annual and Semiannual Reports
Annual and semiannual reports contain more information about the Series’ investments. The annual report discusses the market conditions and investment strategies that significantly affected the Series’ performance during the last fiscal year.
Statement of Additional Information (SAI)
The SAI contains more detailed information about the Series. It is incorporated by reference and is legally part of the prospectus.
To obtain free copies of these documents, you can download copies at virtus.com/our-products/vit, or you can request copies by calling us toll-free at 800-367-5877. You can also call this number to request other information about the Series or to make shareholder inquiries.
Information about the Series (including the SAI) can be reviewed and copied at the Securities and Exchange Commission’s (SEC) Public Reference Room in Washington, DC. For information about the operation of the Public Reference Room, call 202-551-8090. This information is also available on the SEC’s Internet site at sec.gov. You may also obtain copies upon payment of a duplicating fee by writing the Public Reference Section of the SEC, Washington, DC 20549-6009 or by electronic request at publicinfo@sec.gov.
Virtus Customer Service: 800-367-5877
Virtus Variable Insurance Trust (VVIT)
Investment Company Act File No. 811-04642	5-17
8501

VIRTUS VARIABLE INSURANCE TRUST PROSPECTUS
Virtus KAR Small-Cap Growth Series

The Prospectus describes the Virtus KAR Small-Cap Growth Series (the “Series”), which is available as an underlying investment through a variable life insurance policy or a variable annuity contract (a "variable contract”). For information about your variable contract, including information about insurance-related expenses, see the prospectus for your variable contract.
May 1, 2017

The Securities and Exchange Commission has not approved or disapproved of these securities or determined if this prospectus is truthful or complete. Any representation to the contrary is a criminal offense. Please carefully consider the investment objectives, risks, charges and expenses of the Series before investing. For this and other information about any Virtus Variable Insurance Trust series, call 800-367-5877 or visit virtus.com for a prospectus. Read it carefully before you invest.
Not FDIC Insured No Bank Guarantee May Lose Value

Virtus KAR Small-Cap Growth Series

Virtus KAR Small-Cap Growth Series

Fund Summary
Investment Objective
The Series has an investment objective of long-term capital growth.
Fees and Expenses
The following table describes the fees and expenses you may pay if you buy and hold shares of the Virtus KAR Small-Cap Growth Series. The table does not include any fees or sales charges under the variable contracts for which the Series is an investment option. If they were included, your costs would be higher.
Shareholder Fees (fees paid directly from your investment)	Class A		Class I
Shareholder Fees	Non	e	Non	e
Annual Series Operating Expenses (expenses that you pay each year as a percentage of the value of your investment.)	Class A	Class I
Management Fees	0.85%	0.85%
Distribution and/or Service (12b-1) Fees	0.25%	Non	e
Other Expenses	0.26%	0.26%
Total Annual Series Operating Expenses(a)	1.36%	1.11%
Less: Expense Reimbursement (b)	(0.17)%	(0.17)%
Total Annual Series Operating Expenses After Expense Reimbursement(a)(b)	1.19%	0.94%
(a)
The Total Annual Series Operating Expenses do not correlate to the ratio of expenses to average net assets appearing in the Financial Highlights tables, which tables reflect only the operating expenses of the Series and do not include proxy expenses.

(b)
The Series' investment adviser has contractually agreed to limit the Series' total annual operating expenses (excluding certain expenses, such as front-end or contingent deferred sales charges, taxes, interest, brokerage commissions, unusual or infrequently occurring expenses (such as litigation) and acquired fund fees and expenses, if any) so that such expenses do not exceed 1.19% for Class A Shares and 0.94% for Class I Shares through April 30, 2018. Following the contractual period, the adviser may discontinue this expense reimbursement arrangement at any time. Under certain conditions, the adviser may recapture operating expenses reimbursed under this arrangement for a period of three years following the time such reimbursement occurred.

Example
This example is intended to help you compare the cost of investing in the Series with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Series for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year, that the Series’ total operating expenses remain the same and that the expense reimbursement arrangement remains in place for the contractual period. The example does not reflect variable contract fees and charges, and if it did, the costs shown would be higher. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
	1 Year	3 Years	5 Years	10 Years
Class A	$121	$414	$728	$1,620
Class I	$96	$336	$595	$1,336
Portfolio Turnover
The Series pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in Annual Series Operating Expenses or in the Example, affect the Series’ performance. During the most recent fiscal year, the Series’ portfolio turnover rate was 18% of the average value of its portfolio.
Virtus KAR Small-Cap Growth Series1

Principal Investment Strategies
The Series pursues long-term capital appreciation in the small-cap sector while seeking to provide the risk characteristics of the less volatile large-cap S&P 500® Index. The Series invests in a select group of small-cap companies that the subadviser believes to be growth companies and undervalued relative to their future growth potential. The investment strategy emphasizes companies assessed by the subadviser as having a competitive advantage, strong management and low financial risk and as able to grow over market cycles, despite their discounted valuations.
Under normal circumstances, the Series invests at least 80% of its assets in common stocks of small capitalization companies. As of the date of this Prospectus, the subadviser considers small capitalization companies for this purpose to be those companies that, at the time of initial purchase, have market capitalizations within the range of companies included in the Russell 2000® Growth Index on a rolling three-year basis. Because small capitalization companies are defined by reference to an index, the market capitalization of companies in which the Series invests may vary with market conditions. As of December 31, 2016, the market capitalization range of companies included in the Russell 2000® Growth Index over the past three years was $9.5 million to $11.3 billion. Generally, the Series invests in approximately 20-35 securities at any given time.
Principal Risks
The Series may not achieve its objective(s), and it is not intended to be a complete investment program. The value of the Series’ investments that supports your share value may decrease. If between the time you purchase shares and the time you sell shares the value of the Series’ investments decreases, you will lose money. Investment values can decrease for a number of reasons. Conditions affecting the overall economy, specific industries or companies in which the Series invests can be worse than expected, and investments may fail to perform as the subadviser expects. As a result, the value of your shares may decrease. Purchase and redemption activities by variable contract owners may impact the management of the Series and its ability to achieve its investment objective(s). The redemption by one or more large variable contract owners or groups of variable contract owners of their holdings in the Series could have an adverse impact on the remaining variable contract owners in the Series including by accelerating the realization of capital gains and increasing the Series’ transaction costs. The principal risks of investing in the Series are:
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Equity Securities Risk.  The risk that events negatively affecting issuers, industries or financial markets in which the Series invests, will impact the value of the stocks held by the Series and thus, the value of the Series' shares over short or extended periods. Investments in a particular style or in small or medium-sized companies may enhance that risk.

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Growth Stocks Risk.  The risk that the Series’ investments in growth stocks will be more volatile than investments in other types of stocks, or will perform differently from the market as a whole and from other types of stocks.

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Limited Number of Investments Risk.  The risk that the Series’ portfolio will be more susceptible to factors adversely affecting issuers of securities in the Series’ portfolio than would a fund holding a greater number of securities.

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Market Volatility Risk.  The risk that the value of the securities in which the Series invests may go up or down in response to the prospects of individual issuers and/or general economic conditions. Price changes may be temporary or may last for extended periods.

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Small Market Capitalization Companies Risk.  The risk that the Series’ investments in small market capitalization companies may be less liquid and more vulnerable to adverse business or economic developments, which may increase the volatility and risk of loss to the Series, as compared with investments in larger, more established companies.

Performance
The following bar chart and table provide some indication of the risks of investing in the Series. The bar chart shows changes in the Series’ performance from year to year over a 10-year period. The table shows how the Series’ average annual returns compare to those of a broad-based securities market index. The Series’ past performance is not necessarily an indication of how the Series will perform in the future. The Series’ returns in the chart and table do not reflect the deduction of any separate account or variable contract charges. The returns would have been less than those shown if such charges were deducted.
2Virtus KAR Small-Cap Growth Series

Calendar Year Annual Total Returns for Class A Shares
Best Quarter:	2Q/2009	16.58%	Worst Quarter:	4Q/2008:	-25.51%	Year to date (3/31/17):	5.92%
Average Annual Total Returns (for the periods ended 12/31/16)	1 Year	5 Years	10 Years	Since Inception Class I (4/30/13)
Class A	25.92%	15.97%	8.07%	—
Class I	26.25%	—	—	15.62%
Russell 2000® Growth Index (does not reflect fees or expenses)	11.32%	13.74%	7.76%	11.21%
Class I Shares have been in existence only since April 30, 2013; therefore, limited performance information for Class I Shares is available to include here. However, the returns for Class I Shares for other periods would have been substantially similar to those shown for Class A Shares because Class I Shares and Class A Shares are invested in the same portfolio of securities. Class A Shares pay distribution and services (12b-1) fees and Class I Shares do not; therefore, had the Class I Shares been operational during the periods shown only for Class A Shares, investment performance for Class I Shares would have been higher than for Class A Shares.
Updated performance information is available at virtus.com or by calling 800-367-5877.
Management
The Adviser and Subadviser
Virtus Investment Advisers, Inc. (“VIA”) is the investment adviser to the Series.
Kayne Anderson Rudnick Investment Management LLC (“KAR”), an affiliate of VIA, is the subadviser to the Series.
Portfolio Managers
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Todd Beiley, CFA,  Senior Research Analyst at KAR. Mr. Beiley has served as a Portfolio Manager of the Series since November 2010.

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Jon Christensen, CFA,  Senior Research Analyst at KAR. Mr. Christensen has served as a Portfolio Manager of the Series since November 2010.

Purchase and Sale of Series Shares
The Series does not offer its shares to the general public. The Series currently offers shares only to the separate accounts of participating insurance companies. Virtus Variable Insurance Trust (the “Trust”), of which the Series is a separate investment portfolio, has entered into an agreement with the insurance company sponsor of each separate account (participation agreement) setting forth the terms and conditions pursuant to which the insurance company will purchase and redeem shares of the Series. For information concerning the purchase of units of the separate accounts, see the variable contract prospectus.
Tax Information
Since the separate accounts are the only shareholders of the Series, no discussion is included herein as to the federal income tax consequences at the shareholder level. For information concerning the federal income tax consequences to the purchasers of variable contracts, see the variable contract prospectus which describes the particular separate account and variable contract.
Virtus KAR Small-Cap Growth Series3

Payments to Insurance Companies and Other Financial Intermediaries
Series shares are generally available only through intermediaries, i.e., the separate accounts. The Series (and/or its related companies) may pay the insurance companies (and/or their related companies) for distribution and/or other services; some of the payments may, in turn, go to broker-dealers and other financial intermediaries. For example, the Series may make payments for sub-transfer agency services to one or more of the insurance companies. Such payments may create a conflict of interest for an intermediary by influencing the intermediary’s investment recommendations, or be a factor in the insurance company’s decision to include the Series as an underlying investment option in a variable contract. Ask your salesperson or review your variable contract prospectus for more information.
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More About Principal Investment Strategies

Under normal circumstances, the Series invests at least 80% of its assets in common stocks of small capitalization companies. As of the date of this Prospectus, the subadviser considers small capitalization companies for this purpose to be those companies that, at the time of initial purchase, have market capitalizations within the range of companies included in the Russell 2000® Growth Index on a rolling three-year basis. Because small capitalization companies are defined by reference to an index, the market capitalization of companies in which the Series invests may vary with market conditions. As of December 31, 2016, the market capitalization range of companies included in the Russell 2000® Growth Index over the past three years was $9.5 million to $11.3 billion. The Series’ policy of investing 80% of its assets in small capitalization companies may be changed only upon 60 days’ written notice to shareholders.
The subadviser uses a strategy emphasizing consistently growing, highly profitable, low debt companies with rising cash flows which the subadviser deems to be of high quality. If a company meets these criteria, the subadviser researches and analyzes that company’s strength of management, relative competitive position in the industry and its financial structure. A proprietary model is used to determine relative value. Generally, the Series invests in approximately 20-35 securities at any given time.
The subadviser’s sell discipline seeks to dispose of holdings that, among other things, achieve a target price, or are the subject of negative developments individually or as an industry, or as necessary to provide funding to upgrade and improve portfolio holdings or meet diversification requirements.
Temporary Defensive Strategy: During periods of adverse market conditions, the Series may take temporary defensive positions that are inconsistent with its principal investment strategies by holding all or part of its assets in cash and short-term money market instruments, including obligations of the U.S. Government, high-quality commercial paper, certificates of deposit, bankers’ acceptances, bank interest-bearing demand accounts, and repurchase agreements secured by U.S. Government securities. When this allocation happens, the Series may not achieve its objective.
Please see “More About Principal Risks” for information about the risks of investing in the Series.
More About Principal Risks

The Series’ investments are subject generally to market risk and the risk of selecting underperforming securities and asset classes, which may adversely affect the Series and lead to loss of principal.
Equity Securities
Generally, prices of equity securities are more volatile than those of fixed income securities. The prices of equity securities will rise and fall in response to a number of different factors. In particular, equity securities will respond to events that affect entire financial markets or industries (such as changes in inflation or consumer demand) and to events that affect particular issuers (such as news about the success or failure of a new product). Equity securities also are subject to “stock market risk,” meaning that stock prices in general may decline over short or extended periods of time. When the value of the stocks held by the Series goes down, the value of the Series’ shares will be affected.
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Growth Stocks Risk. Growth stocks can react differently to issuer, political, market, and economic developments than the market as a whole and other types of stocks. Growth stocks also tend to be more expensive relative to their earnings or assets compared to other types of stocks, and as a result they tend to be sensitive to changes in their earnings and more volatile than other types of stocks.

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Small Market Capitalization Companies Risk. Small companies often have narrower markets, fewer products or services to offer, and more limited managerial and financial resources than larger, more established companies. As a result, the performance of small companies may be more volatile, and they may face a greater risk of business failure, which could increase the volatility and risk of loss to the Series.

Limited Number of Investments
Because the Series invests in a limited number of securities, the Series’ portfolio will be more susceptible to factors adversely affecting issuers of securities in the Series’ portfolio than would a series holding a greater number of securities.
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Market Volatility
The value of the securities in which the Series invests may go up or down in response to the prospects of individual companies and/or general economic conditions. Price changes may be temporary or may last for extended periods.
Instability in the financial markets has exposed the Series to greater market and liquidity risk and potential difficulty in valuing portfolio instruments that it holds. In response to financial markets that experienced extreme volatility, and in some cases a lack of liquidity, the US Government has taken a number of unprecedented actions, including acquiring distressed assets from financial institutions and acquiring ownership interests in those institutions. The implications of government ownership and disposition of these assets are unclear. Additional legislation or government regulation may also change the way in which the Series itself is regulated, which could limit or preclude the Series’ ability to achieve its investment objective.
Management of the Series

The Adviser
VIA has served as the investment adviser to the Series since November 2010. VIA, located at 100 Pearl Street, Hartford, CT 06103, acts as the investment adviser for over 50 mutual funds and as adviser to institutional clients. As of December 31, 2016, VIA had approximately $24.4 billion in assets under management. VIA has acted as an investment adviser for over 80 years and is an indirect wholly-owned subsidiary of Virtus Investment Partners, Inc., a publicly traded multi-manager asset management business.
Pursuant to the Investment Advisory Agreement with the Series and subject to the direction of the Trust’s Board of Trustees, VIA is responsible for managing the Series’ investment program in conformity with the stated policies of the Series as described in this prospectus. VIA, with the approval of the Trust’s Board of Trustees, has selected KAR, an affiliate of VIA, to serve as subadviser and perform the day-to-day portfolio management of the Series. KAR, subject to the supervision of VIA, is responsible for deciding which securities to purchase and sell for the Series and for placing the Series’ transactions.
The Series pays VIA an investment management fee that is accrued daily against the value of the Series’ net assets at the following annual rate:
1st $1 billion	Over $1 billion
0.85%	0.80%
For its last fiscal year, the Series paid advisory fees at the rate of 0.85% of its average net assets.
The Trust has entered into an expense limitation agreement with VIA whereby VIA has agreed to reimburse the Series for expenses necessary or appropriate for the operation of the Series (excluding certain expenses, such as front-end or contingent deferred sales charges, taxes, interest, brokerage commissions, unusual or infrequently occurring expenses (such as litigation) and acquired fund fees and expenses, if any) to the extent that such expenses exceed 1.19% of the Series’ Class A Shares and 0.94% of the Series’ Class I Shares average net assets. This expense limitation agreement is in place through April 30, 2018. After April 30, 2018, VIA may discontinue this expense reimbursement arrangement at any time. Under certain conditions, VIA may recapture operating expenses reimbursed under an expense reimbursement arrangement for a period of three years following the time such reimbursement occurred.
VIA serves as a manager of managers of the Series. In this capacity, VIA: (i) sets the Series’ overall investment strategies; (ii) evaluates, selects, and recommends to the Board one or more subadvisers needed to manage all or part of the assets of the Series; (iii) monitors and evaluates the subadvisers’ investment programs and results as well as the performance of the subadvisers relative to the applicable benchmark indexes; and (iv) reviews the Series’ compliance with its investment objectives, policies and restrictions.
The Trust and VIA have each received an exemptive order from the Securities and Exchange Commission (“SEC”) that permits VIA, subject to certain conditions and without the approval of shareholders to: (a) employ a new unaffiliated subadviser for a Series pursuant to the terms of a new subadvisory agreement, in each case either as a replacement for an exiting subadviser or as an additional subadviser; (b) change the terms of any subadvisory agreement; and (c)
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continue the employment of an existing subadviser on the same subadvisory agreement terms where an agreement has been assigned because of a change in control of the subadviser. In such circumstances, shareholders would receive notice of such action, including the information concerning the new subadviser that normally is provided in a proxy statement.
The Subadviser
KAR, an affiliate of VIA, has served as subadviser to the Series since November 2010. KAR is located at 1800 Avenue of the Stars, 2nd Floor, Los Angeles, CA 90067. KAR acts as subadviser to mutual funds and as investment adviser to institutions and individuals. As of December 31, 2016, KAR had approximately $12.8 billion in assets under management.
From its investment advisory fee, VIA, not the Series, pays KAR for its subadvisory services at the rate of 50% of the net advisory fee.
Board of Trustees’ Approval of Investment Advisory and Subadvisory Agreements
The Trust’s annual report to shareholders for the year ended December 31, 2016 contains a discussion regarding the basis for the Trust’s Board of Trustees' approval of the investment advisory and investment subadvisory agreements for the Series.
Portfolio Management
The following individuals are the members of the team of equity investment professionals jointly and primarily responsible for the day-to-day management of the Series’ portfolio.
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Todd Beiley, CFA  Mr. Beiley has served as Portfolio Manager since November 2010. He is also a Portfolio Manager of other funds managed by KAR. Before joining KAR in 2002, Mr. Beiley was an associate analyst in equity research at Prudential Securities. He has over 14 years of investment industry experience.

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Jon Christensen, CFA.  Mr. Christensen has served as Portfolio Manager since November 2010. He is also a Portfolio Manager of other funds managed by KAR. Before joining KAR in 2001, he was a portfolio manager and senior research analyst for Doheny Asset Management. Mr. Christensen has approximately 18 years of investment industry experience.

The statement of additional information (“SAI”) provides additional information about the portfolio managers’ compensation, other accounts managed by the portfolio managers and the portfolio managers’ ownership of securities in the Series.
Risks Associated with Other Investment Strategies and Series Operations

Information about the Series’ principal investment strategies and risks appears in the Fund Summary section and the sections entitled “More About Principal Investment Strategies” and “More About Principal Risks” above.
The information below describes other investment strategies that the Series may use that are not principal strategies and the risks of those strategies, arranged in alphabetical order, as well as other operational risks. Further descriptions of these investment strategies and practices can be found in the SAI.
The greater an investment in a particular asset class by the Series, the greater the impact to the Series of the risks related to the class.
Cybersecurity
With the increased use of technologies such as the Internet to conduct business, the Series have become potentially more susceptible to operational and information security risks through breaches in cybersecurity. In general, a breach in cybersecurity can result from either a deliberate attack or an unintentional event. Cybersecurity breaches may involve, among other things, infection by computer viruses or other malicious software code or unauthorized access to the digital information systems, networks or devices of the Series or their service providers (including, but not limited to, the Series’ investment adviser, transfer agent, custodian, administrators and other financial intermediaries) through “hacking” or other means, in each case for the purpose of misappropriating assets or sensitive information (including, for example, personal shareholder information), corrupting data or causing operational disruption or failures in the physical infrastructure or operating systems that support the Series. Any such cybersecurity breaches or losses of service may cause the Series to lose proprietary information, suffer data corruption or lose operational capacity, which,
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in turn, could cause the Series to incur regulatory penalties, reputational damage, additional compliance costs associated with corrective measures, and/or financial loss. While the Series and their service providers have established business continuity plans and risk management systems designed to prevent or reduce the impact of cybersecurity attacks, there are inherent limitations in such plans and systems due in part to the ever-changing nature of technology and cybersecurity attack tactics, and there is a possibility that certain risks have not been adequately identified or prepared for. Cybersecurity risks may also impact issuers of securities in which the Series invest, which may cause the Series’ investments in such issuers to lose value.
Depositary Receipts
The Series may invest in American Depositary Receipts (ADRs) sponsored by U.S. banks, European Depositary Receipts (EDRs), Global Depositary Receipts (GDRs), ADRs not sponsored by U.S. banks, other types of depositary receipts (including non-voting depositary receipts) and other similar instruments representing securities of foreign companies.
Although certain depositary receipts may reduce or eliminate some of the risks associated with foreign investing, these types of securities generally are subject to many of the same risks as direct investments in securities of foreign issuers.
Derivatives
Derivative transactions are contracts whose value is derived from the value of an underlying asset, index or rate, including futures, options, non-deliverable forwards, forward foreign currency exchange contracts and swap agreements. The Series may use derivatives to hedge against factors that affect the value of its investments, such as interest rates and foreign currency exchange rates. The Series may also utilize derivatives as part of its overall investment technique to gain or lessen exposure to various securities, markets, volatility, dividend payments and currencies.
Derivatives typically involve greater risks than traditional investments. It is generally more difficult to ascertain the risk of, and to properly value, derivative contracts. Many derivatives, and particularly those that are privately negotiated, are complex and often valued subjectively. Improper valuations can result in increased cash payment requirements to counterparties or a loss of value to the Series. The prices of derivatives may move in unexpected ways, especially in abnormal market conditions. Derivatives are usually less liquid than traditional securities and are subject to counterparty risk (the risk that the other party to the contract will default or otherwise not be able to perform its contractual obligations). In addition, some derivatives transactions may involve potentially unlimited losses.
Derivative contracts entered into for hedging purposes may also subject the Series to losses if the contracts do not correlate with the assets, indexes or rates they were designed to hedge. Gains and losses derived from hedging transactions are, therefore, more dependent upon the subadviser’s ability to correctly predict the movement of the underlying asset prices, indexes or rates.
As an investment company registered with the SEC, the Series is required to identify on its books (often referred to as “asset segregation”) liquid assets, or engage in other SEC-approved measures, to “cover” open positions with respect to certain kinds of derivative instruments. If the Series invests in such instruments and has insufficient cash to meet such requirements, it may have to sell other investments, including at disadvantageous times.
Governments, agencies and/or other regulatory bodies may adopt or change laws or regulations that could adversely affect the Series' ability to invest in derivatives as the Series' subadviser intends. The Dodd-Frank Wall Street Reform and Consumer Protection Act (the “Dodd-Frank Act”), among other things, grants the Commodity Futures Trading Commission (the “CFTC”) and SEC broad rulemaking authority to implement various provisions of the Dodd-Frank Act including comprehensive regulation of the over-the-counter (“OTC”) derivatives market. The implementation of the Dodd-Frank Act could adversely affect the Series by placing limits on derivative transactions, and/or increasing transaction and/or regulatory compliance costs. For example, the CFTC has recently adopted new rules that will apply a new aggregation standard for position limit purposes, which may further limit the Series' ability to trade futures contracts and swaps.
There are also special tax rules applicable to certain types of derivatives, which could affect the amount, timing and character of the Series' income or loss and hence of its distributions to shareholders by causing holding period adjustments, converting short-term capital losses into long-term capital losses, and accelerating the Series' income or deferring its losses. The Series' use of derivatives may also increase the amount of taxes payable by shareholders or the resources required by the Series or its adviser and/or subadviser(s) to comply with particular regulatory requirements.
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Exchange-Traded Funds (“ETFs”)
ETFs invest in a portfolio of securities designed to track a particular market segment or index. The risks associated with investing in ETFs generally reflect the risks of owning shares of the underlying securities the ETF is designed to track, although lack of liquidity in an ETF could result in its value being more volatile than the underlying portfolio of securities. Assets invested in ETFs incur a layering of expenses, including operating costs and advisory fees that Series shareholders indirectly bear; such expenses may exceed the expenses the Series would incur if it invested directly in the underlying portfolio of securities the ETF is designed to track. Shares of ETFs trade on a securities exchange and may trade at, above, or below their net asset value.
Foreign Investing
Investing in securities of non-U.S. companies involves special risks and considerations not typically associated with investing in U.S. companies, and the values of non-U.S. securities may be more volatile than those of U.S. securities. The values of non-U.S. securities are subject to economic and political developments in countries and regions where the issuers operate or are domiciled, or where the securities are traded, such as changes in economic or monetary policies, and to changes in currency exchange rates. Values may also be affected by restrictions on receiving the investment proceeds from a non-U.S. country.
In general, less information is publicly available about non-U.S. companies than about U.S. companies. Non-U.S. companies are generally not subject to the same accounting, auditing and financial reporting standards as are U.S. companies. Certain foreign issuers classified as passive foreign investment companies may be subject to additional taxation risk.
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Currency Rate Risk. Because the foreign securities in which the Series invests generally trade in currencies other than the U.S. dollar, changes in currency exchange rates will affect the Series’ net asset value, the value of dividends and interest earned, and gains and losses realized on the sale of securities. Because the value of the Series’ shares is calculated in U.S. dollars, it is possible for the Series to lose money by investing in a foreign security if the local currency of a foreign market depreciates against the U.S. dollar, even if the local currency value of the Series’ holdings goes up. Generally, a strong U.S. dollar relative to such other currencies will adversely affect the value of the Series’ holdings in foreign securities.

Illiquid and Restricted Securities
Certain securities in which the Series invests may be difficult to sell at the time and price beneficial to the Series, for example due to low trading volumes or legal restrictions. When there is no willing buyer or a security cannot be readily sold, the Series may have to sell at a lower price or may be unable to sell the security at all. The sale of such securities may also require the Series to incur expenses in addition to those normally associated with the sale of a security.
Leverage
When the Series makes investments in futures contracts, forward contracts, swaps and other derivative instruments, the futures contracts, forward contracts, swaps and certain other derivatives provide the economic effect of financial leverage by creating additional investment exposure, as well as the potential for greater loss. When the Series uses leverage through activities such as borrowing, entering into short sales, purchasing securities on margin or on a when-issued basis, or purchasing derivative instruments in an effort to increase its returns, the Series has the risk of magnified capital losses that occur when losses affect an asset base, enlarged by borrowings or the creation of liabilities, that exceeds the net assets of the Series. The value of the shares of the Series employing leverage will be more volatile and sensitive to market movements. Leverage may also involve the creation of a liability that requires the Series to pay interest.
Operational
An investment in the Series, like any mutual fund, can involve operational risks arising from factors such as processing errors, human errors, inadequate or failed internal or external processes, failures in systems and technology, changes in personnel and errors caused by third-party service providers. The occurrence of any of these failures, errors or breaches could result in a loss of information, regulatory scrutiny, reputational damage or other events, any of which could have a material adverse effect on the Series. While the Series seeks to minimize such events through controls and oversight, there may still be failures that could cause losses to the Series.
Securities Lending
The Series may loan portfolio securities with a value up to one-third of its total assets to increase its investment returns. If the borrower is unwilling or unable to return the borrowed securities when due, the lending Series can suffer losses. In
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addition, there is a risk of delay in receiving additional collateral or in the recovery of the securities, and a risk of loss of rights in the collateral, in the event that the borrower fails financially. There is also a risk that the value of the investment of the collateral could decline, causing a loss to the Series.
Short-Term Investments
Short-term investments include money market instruments, repurchase agreements, certificates of deposit, bankers’ acceptances and other short-term instruments that are not U.S. Government securities. These securities generally present less risk than many other investments, but they are generally subject to credit risk and may be subject to other risks as well.
Distribution Plan (Class A Shares only)

The Trust, on behalf of each series of the Trust, including with respect to the Class A Shares of the Virtus KAR Small-Cap Growth Series, has adopted a plan pursuant to Rule 12b-1 under the Investment Company Act of 1940 (the “Distribution Plan”). Pursuant to the Distribution Plan, the Trust has entered into a Distribution Agreement relating to the Distribution Plan with VP Distributors, LLC (the “Distributor”) located at 100 Pearl Street, Hartford, CT 06103. The Distributor is an affiliate of the adviser, and serves as principal underwriter for the Trust. The Distribution Plan permits the use of Series assets to help finance the distribution of the shares of the Series.
Under the Distribution Plan, the Trust, on behalf of each Series, is permitted to pay to the Distributor (who may in turn pay other service providers) up to a total of 0.25% of the average daily net assets of Class A of the Series, as payment for services rendered in connection with the distribution of shares. Because these fees are paid out of Series assets on an ongoing basis, over time these costs will increase the cost of your investment and may cost you more than other types of sales charges.
More About the Trust and the Series

Organization of the Trust
The Trust was organized as a Massachusetts business trust on February 18, 1986. It was subsequently reorganized into a Delaware statutory trust on February 14, 2011. The Trust currently consists of nine series of which the Series is one. The Trust’s business and affairs are managed by its Board of Trustees.
Shares of Beneficial Interest
Shares (including fractional shares) of the Series have equal rights with regard to voting, redemptions, dividends, distributions and liquidations with respect to the Series. All voting rights of the separate accounts as shareholders are passed through to the variable contract owners. Shareholders of all series of the Trust currently vote on the election of Trustees and other matters. On matters affecting an individual series such as the Series (such as approval of an advisory or subadvisory agreement or a change in fundamental investment policies), a separate vote of that series is required. On matters affecting an individual class (such as approval of matters relating to a Distribution Plan for a particular class of shares), a separate vote of that class is required. The Trust is not required to hold annual shareholder meetings.
Series shares attributable to any insurance company assets and Series shares for which no timely instructions from variable contract owners are received will be voted by the appropriate insurance company in the same proportion as those shares for which instructions are received.
The assets received by the Trust for the issue or sale of shares of the Series, and all income, earnings, profits and proceeds thereof, subject only to the rights of creditors, are allocated to the Series, and constitute the underlying assets of the Series. The underlying assets of the Series are required to be segregated on the books of account, and are to be charged with the expenses of the Series and with a share of the general expenses of the Trust. Any general expenses of the Trust not readily identifiable as belonging to a particular series shall be allocated by or under the direction of the Trustees in such manner as the Trustees determine to be fair and equitable.
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Taxes
The Trust intends for the Series to qualify as a regulated investment company (“RIC”) by satisfying the requirements under Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”), including requirements with respect to diversification of assets, distribution of income, and sources of income. In general, a series that qualifies as a RIC will be relieved of federal income tax on its net investment income and net capital gains distributed to its shareholders. In addition, the Trust intends for the Series to comply with the investment diversification requirements for variable contracts contained in the Code. Moreover, the Trust intends to distribute sufficient net investment income and net capital gains of the Series to avoid imposition of any federal excise tax.
Accordingly, the Trust intends that, at the close of each quarter of the taxable year, (i) not more than 25% of the market value of the Series’ total assets will be invested in the securities of a single issuer and (ii) with respect to 50% of the market value of the Series’ total assets, not more than 5% of the market value of the Series’ total assets will be invested in the securities of a single issuer and the Series will not own more than 10% of the outstanding voting securities of a single issuer.
Actual and deemed distributions of ordinary income and net capital gains generally are taxable to the Series’ shareholders, which in this case are the separate accounts. Because the sole shareholders of the Series will be the separate accounts, no discussion is included in this prospectus as to the federal income tax consequences at the shareholder level. For information concerning the federal income tax consequences to purchasers of the variable contracts, please see the variable contract prospectuses.
Disruptive Trading and Market Timing
As an investment vehicle for variable contracts, which are designed as long-term investments, the Series is not appropriate for “market timing” or other trading strategies that entail rapid or frequent investment and trading. Frequent purchases, redemptions and transfers, transfers into and then out of the Series in a short period of time, and transfers of large amounts at one time may be indicative of market timing and otherwise disruptive trading (“Disruptive Trading”), which can have risks and harmful effects for other investors. These risks and harmful effects include:
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dilution of the interests of long-term investors, if market timers or others transfer into the Series at prices that are below the true value or exchange out of the Series at prices that are higher than the true value;

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an adverse effect on portfolio management, such as causing the Series to maintain a higher level of cash than would otherwise be the case, or causing the Series to liquidate investments prematurely; and

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increased brokerage and administrative expenses.

Funds that invest primarily in international securities may be more susceptible to pricing arbitrage opportunities because of time zone differences between the closing of international and domestic markets. Funds that invest primarily in small and mid-cap securities may be more susceptible to arbitrage opportunities because of the less liquid nature of small and mid-cap securities. In addition, funds that hold significant investments in high yield bonds may also be susceptible to market timing because high yield bonds are often thinly traded so that their market prices may not accurately reflect current market developments. To the extent that the Series invests in these types of securities, it may be more susceptible to the risks of Disruptive Trading.
In order to attempt to protect Trust investors, the Trust’s Board of Trustees has adopted market timing policies reasonably designed to discourage Disruptive Trading. The Trust reserves the right to amend these policies at any time without prior notice. Because the record owners of the Series are the insurance companies and not the variable contract owners, the Trust is not ordinarily in a position to monitor for or uncover Disruptive Trading by variable contract owners. Therefore, under the Trust’s policies, the Trust delegates to each insurance company the duty to establish and maintain policies and procedures designed to detect, monitor and deter (including, without limitation, by rejecting specific purchase orders) investors (or their agents) whose purchase and redemption activity follows a Disruptive Trading pattern, and to take such other actions as the insurance company may deem necessary to discourage or reduce Disruptive Trading activities. An insurance company may only modify such policies and procedures if it provides reasonable notice to the Trust and the Trust’s Chief Compliance Officer. Please see your variable contract prospectus for information relating to applicable restrictions on purchases or transfers through your variable contract.
The Trust may also take certain actions to stop Disruptive Trading, including imposing redemption fees for the Series and ceasing sales of additional shares of the Series to a separate account through which variable contract owners are engaging in Disruptive Trading. Because the Trust reserves discretion in applying these policies, they may not be
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applied uniformly. In addition, the Trust, as required under SEC regulations, has entered into an agreement with each insurance company under which the insurance companies have agreed to provide the Trust or its designee with information about variable contract owner transactions in the Series upon request.
Although the Trust will endeavor to ensure that each insurance company can and does identify and deter Disruptive Trading by its variable contract owners, the Trust cannot control their efforts or guarantee their success at deterrence. In addition, the Trust cannot guarantee that monitoring by the insurance companies and the Trust will be 100% successful in detecting all Disruptive Trading activity. Consequently, there is a risk that some investors could engage in Disruptive Trading while others will bear the effects of their Disruptive Trading activities.
Portfolio Holdings
A description of the Trust’s policies and procedures with respect to the disclosure of the Series’ portfolio securities is available in the SAI.
Investing in the Series

Shares of the Series are not available to the public directly. You may invest in the Series by buying a variable accumulation annuity contract or a variable universal life insurance policy from an insurance company and directing the allocation of the net purchase payment(s) to the investment option corresponding to the Series. The appropriate insurance company will, in turn, invest payments in shares of the Series as the investor directs at the net asset value next determined.
The Series offers Class A Shares and Class I Shares. Both share classes may not be available for purchase through your variable contract. See your variable contract prospectus for a description of the available share class(es).
Sales Charge and Surrender Charges
The Series does not assess any sales charge, either when it sells or when it redeems securities. The sales charges that may be assessed under the variable contracts or policies are described in the variable contract prospectuses, as are other charges.
Determination of Net Asset Value
The net asset value (“NAV”) per share of the Series is determined as of the close of regular trading of the New York Stock Exchange (“NYSE”) on days when the NYSE is open for trading. Since the Series does not price securities on weekends or United States national holidays, but foreign markets may be open on these days, the value of any foreign assets of the Series and, therefore, the Series’ NAV may be significantly affected on days when an investor has no access to the Series. The NAV per share of the Series is determined by adding the values of all securities and other assets of the Series, subtracting liabilities and dividing by the total number of outstanding shares of the Series. Assets and liabilities are determined in accordance with generally accepted accounting principles and applicable rules and regulations of the SEC.
Assets: Equity securities are valued at the official closing price (typically last sale) on the exchange on which the securities are principally traded or, if no closing price is available or there had been no sale that day, at the last bid price. Debt securities are valued on the basis of broker quotations or valuations provided by a pricing service which utilizes information with respect to recent sales, market transactions in comparable securities, quotations from dealers, and various relationships between securities in determining value. Shares of other investment companies are valued at their respective NAVs. All other securities and assets are valued at their fair value as determined in good faith by or under the direction of the Trustees. Other assets, such as accrued interest, accrued dividends and cash are also included in determining the Series’ NAV.
A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary exchange for such security by the Trustees or their delegates. Because of the need to obtain prices as of the close of trading on exchanges throughout the world, the calculation of the NAV of the Series may not take place contemporaneously with the determination of the prices of certain portfolio securities of the Series. All assets and liabilities initially expressed in foreign currency values will be converted into United States dollar values using the foreign
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currency exchange rate of such currencies against United States dollars as last quoted by any recognized dealer. If an event were to occur after the value of an investment was so established but before the NAV per share was determined, which was likely to materially change the NAV, then the instrument would be valued using fair value considerations by the Board or its delegates.
Liabilities: Accrued liabilities for the Series-specific expenses (if any) and other liabilities are deducted from the assets of the Series. Accrued expenses and liabilities that are not Series-specific are allocated among the series of the Trust in proportion to each series’ net assets except where an alternative allocation can be more appropriately made.
Fair Valuation
If market quotations are not readily available or available prices are not reliable, the Series determines a “fair value” for an investment according to policies and procedures approved by the Board of Trustees. The types of assets for which such pricing might be required include: (i) securities whose trading has been suspended; (ii) securities where the trading market is unusually thin or trades have been infrequent; (iii) debt securities that have recently gone into default and for which there is no current market quotation; (iv) a security whose market price is not available from an independent pricing source and for which otherwise reliable quotes are not available; (v) securities of an issuer that has entered into a restructuring; (vi) a security whose price as provided by any pricing source does not, in the opinion of the adviser/subadviser, reflect the security’s market value; (vii) foreign securities subject to trading collars for which no or limited trading takes place; (viii) securities where the market quotations are not readily available as a result of “significant” events; and (ix) securities whose principal exchange or trading market is closed for an entire business day on which the Series needs to determine its NAV. This list is not inclusive of all situations that may require a security to be fair valued, nor is it intended to be conclusive in determining whether a specific event requires fair valuation.
The value of any portfolio security held by the Series for which market quotations are not readily available shall be determined in good faith and in a manner that assesses the security’s “fair value” on the valuation date (i.e., the amount that the Series might reasonably expect to receive for the security upon its current sale), based on a consideration of all available facts and all available information, including, but not limited to, the following: (i) the fundamental analytical data relating to the investment; (ii) the value of other relevant financial instruments, including derivative securities, traded on other markets or among dealers; (iii) an evaluation of the forces which influence the market in which these securities are purchased and sold (e.g., the existence of merger proposals or tender offers that might affect the value of the security); (iv) the type of the security; (v) the size of the holding; (vi) the initial cost of the security; (vii) trading volumes on markets, exchanges or among broker-dealers; (viii) price quotes from dealers and/or pricing services; (ix) values of baskets of securities traded on other markets, exchanges, or among dealers; (x) changes in interest rates; (xi) information obtained from the issuer, analysts, other financial institutions and/or the appropriate stock exchange (for exchange traded securities); (xii) an analysis of the company’s financial statements; (xiii) government (domestic or foreign) actions or pronouncements (xiv) recent news about the security or issuer; (xv) whether two or more dealers with whom the adviser/subadviser regularly effects trades are willing to purchase or sell the security at comparable prices; and (xvi) other news events or relevant matters.
Certain foreign common stocks may be fair valued in cases where closing prices are not readily available or are deemed not reflective of readily available market prices. For example, events (such as movement in the U.S. securities market, or other regional and local developments) may occur between the time that foreign markets close (where the security is principally traded) and the time that the Series calculates its NAV (generally, the close of regular trading on the NYSE) that may impact the value of securities traded in these foreign markets. In such cases, information from an external vendor may be utilized to adjust closing market prices of certain foreign common stocks to reflect their fair value. Because the frequency of significant events is not predictable, fair valuation of certain foreign common stocks may occur on a frequent basis.
The value of a security, as determined using the Series’ fair valuation procedures, may not reflect such security’s market value.
Virtus KAR Small-Cap Growth Series13

Financial Highlights

The financial highlights table provided below is intended to help you understand the Series’ financial performance for the past five years. Certain information reflects financial results for a single share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the Series (assuming reinvestment of all dividends and distributions). These figures do not include the imposition of separate account fees or expenses. If such fees or expenses were reflected, performance would be lower. This information has been audited by PricewaterhouseCoopers LLP, the independent registered public accounting firm for the Series. Their report and the Series’ financial statements are included in the Series’ annual report to shareholders and incorporated by reference in the SAI.
Virtus KAR Small-Cap Growth Series—Class A Shares
	1/1/16 to 12/31/16		1/1/15 to 12/31/15	1/1/14 to 12/31/14	1/1/13 to 12/31/13	1/1/12 to 12/31/12
Net Asset Value, Beginning of Period	$18.75		20.73	21.72	15.66	14.03
Net Investment Income (Loss)(1)	(0.06)		(0.04)	(0.13)	(0.12)	0.07
Net Realized and Unrealized Gain (Loss)	4.85		0.23	1.29	6.39	1.59
Total from Investment Operations	4.79		0.19	1.16	6.27	1.66
Dividends from Net Investment Income	—		—	—	(0.05)	(0.03)
Distributions from Net Realized Gains	(1.93)		(2.17)	(2.15)	(0.16)	—
Total Distributions	(1.93)		(2.17)	(2.15)	(0.21)	(0.03)
Change in Net Asset Value	2.86		(1.98)	(0.99)	6.06	1.63
Net Asset Value, End of Period	$21.61		18.75	20.73	21.72	15.66
Total Return(2)	25.92(10)		0.73	5.50	40.20	11.81
Net Assets, End of Period (in thousands)	$63,008		55,872	63,483	70,948	59,898
Ratio of Net Operating Expenses to Average Net Assets(3)	1.20	%(5)(9)(10)	1.20(5)(9)	1.19	1.19	1.07(4)
Ratio of Gross Operating Expenses to Average Net Assets (before waivers and reimbursements)(3)	1.37%		1.41	1.38	1.33	1.32
Ratio of Net Investment Income to Average Net Assets	(0.37)%(10)		(0.17)	(0.62)	(0.63)	0.44
Portfolio Turnover Rate	18%		18	20	28	16
Virtus KAR Small-Cap Growth Series—Class I Shares
	1/1/16 to 12/31/16		1/1/15 to 12/31/15	1/1/14 to 12/31/14	4/30/13(6) to 12/31/13
Net Asset Value, Beginning of Period	$18.90		20.82	21.75	17.29
Net Investment Income (Loss)(1)	0.01		—	(0.07)	(0.03)
Net Realized and Unrealized Gain (Loss)	4.88		0.25	1.29	4.70
Total from Investment Operations	4.89		0.25	1.22	4.67
Dividends from Net Investment Income	—		—	—	(0.05)
Distributions from Net Realized Gains	(1.93)		(2.17)	(2.15)	(0.16)
Total Distributions	(1.93)		(2.17)	(2.15)	(0.21)
Change in Net Asset Value	2.96		(1.92)	(0.93)	4.46
Net Asset Value, End of Period	$21.86		18.90	20.82	21.75
Total Return(2)	26.25%(10)		1.01	5.78	26.28(8)
Net Assets, End of Period (in thousands)	$353		179	275	137
Ratio of Net Operating Expenses to Average Net Assets(3)	0.95	%(5)(9)(10)	0.96(5)(9)	0.94	0.94(7)
Ratio of Gross Operating Expenses to Average Net Assets (before waivers and reimbursements)(3)	1.12%		1.17	1.14	1.07(7)
Ratio of Net Investment Income to Average Net Assets	(0.10)%(10)		(0.02)	(0.34)	(0.23)(7)
Portfolio Turnover Rate	18%		18	20	28
Footnote Legend:
(1)
Computed using average shares outstanding.

(2)
The total return does not include the expenses associated with the annuity or life insurance policy through which you invest.

14Virtus KAR Small-Cap Growth Series

(3)
The Series will also indirectly bear their prorated share of expenses of any underlying funds in which it invests. Such expenses are not included in the calculation of this ratio.

(4)
Blended net expense ratio due to a change in expense limitation agreements during the fiscal year.

(5)
Earnings credits from Custodian were not material, as reflected in the Statements of Operations, and had no impact on Financial Highlights.

(6)
Inception Date.

(7)
Annualized.

(8)
Not Annualized.

(9)
Net expense ratios include proxy expenses.

(10)
Custody fees reimbursed were excluded from the Ratio of Net Expenses to Average Net Assets and Ratio of Net Investment Income (Loss) to Average Net Assets. If included the impact would have been to lower the Ratio of Net Expenses and increase the Ratio of Net Investment Income (Loss) by 0.09% for Class A Shares and 0.14% for Class I Shares.

Virtus KAR Small-Cap Growth Series15

100 Pearl Street
Hartford, CT 06103
ADDITIONAL INFORMATION
You can find more information about the Series in the following documents:
Annual and Semiannual Reports
Annual and semiannual reports contain more information about the Series’ investments. The annual report discusses the market conditions and investment strategies that significantly affected the Series’ performance during the last fiscal year.
Statement of Additional Information (SAI)
The SAI contains more detailed information about the Series. It is incorporated by reference and is legally part of the prospectus.
To obtain free copies of these documents, you can download copies at virtus.com/our-products/vit, or you can request copies by calling us toll-free at 800-367-5877. You can also call this number to request other information about the Series or to make shareholder inquiries.
Information about the Series (including the SAI) can be reviewed and copied at the Securities and Exchange Commission’s (SEC) Public Reference Room in Washington, DC. For information about the operation of the Public Reference Room, call 202-551-8090. This information is also available on the SEC’s Internet site at sec.gov. You may also obtain copies upon payment of a duplicating fee by writing the Public Reference Section of the SEC, Washington, DC 20549-6009 or by electronic request at publicinfo@sec.gov.
Virtus Customer Service: 800-367-5877
Virtus Variable Insurance Trust (VVIT)
Investment Company Act File No. 811-04642	5-17
8505

VIRTUS VARIABLE INSURANCE TRUST PROSPECTUS
Virtus KAR Small-Cap Value Series

The Prospectus describes the Virtus KAR Small-Cap Value Series (the “Series”), which is available as an underlying investment through a variable life insurance policy or a variable annuity contract (a "variable contract”). For information about your variable contract, including information about insurance-related expenses, see the prospectus for your variable contract.
May 1, 2017

The Securities and Exchange Commission has not approved or disapproved of these securities or determined if this prospectus is truthful or complete. Any representation to the contrary is a criminal offense. Please carefully consider the investment objectives, risks, charges and expenses of the Series before investing. For this and other information about any Virtus Variable Insurance Trust series, call 800-367-5877 or visit virtus.com for a prospectus. Read it carefully before you invest.
Not FDIC Insured No Bank Guarantee May Lose Value

Virtus KAR Small-Cap Value Series

Virtus KAR Small-Cap Value Series

Fund Summary
Investment Objective
The Series has an investment objective of long-term capital appreciation.
Fees and Expenses
The following table describes the fees and expenses you may pay if you buy and hold shares of the Virtus KAR Small-Cap Value Series. The table does not include any fees or sales charges imposed under the variable contracts for which the Series is an investment option. If they were included, your costs would be higher.
Shareholder Fees (fees paid directly from your investment)	Class A
Shareholder Fees	Non	e
Annual Series Operating Expenses (expenses that you pay each year as a percentage of the value of your investment.)	Class A
Management Fees	0.90%
Distribution and/or Service (12b-1) Fees	0.25%
Other Expenses	0.24%
Total Annual Series Operating Expenses(a)	1.39%
Less: Expense Reimbursement (b)	(0.19)%
Total Annual Series Operating Expenses After Expense Reimbursement(a)(b)	1.20%
(a)
The Total Annual Series Operating Expenses do not correlate to the ratio of expenses to average net assets appearing in the Financial Highlights tables, which tables reflect only the operating expenses of the Series and do not include proxy expenses.

(b)
The Series' investment adviser has contractually agreed to limit the Series' total annual operating expenses (excluding certain expenses, such as front-end or contingent deferred sales charges, taxes, interest, brokerage commissions, unusual or infrequently occurring expenses (such as litigation) and acquired fund fees and expenses, if any) so that such expenses do not exceed 1.20% through April 30, 2018. Following the contractual period, the adviser may discontinue this expense reimbursement arrangement at any time. Under certain conditions, the adviser may recapture operating expenses reimbursed under this arrangement for a period of three years following the time such reimbursement occurred.

Example
This example is intended to help you compare the cost of investing in the Series with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Series for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year, that the Series’ total operating expenses remain the same and that the expense reimbursement arrangement remains in place for the contractual period. The example does not reflect variable contract fees and charges, and if it did, the costs shown would be higher. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
	1 Year	3 Years	5 Years	10 Years
Class A	$122	$421	$742	$1,652
Portfolio Turnover
The Series pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in Annual Series Operating Expenses or in the Example, affect the Series’ performance. During the most recent fiscal year, the Series’ portfolio turnover rate was 22% of the average value of its portfolio.
Principal Investment Strategies
The Series pursues long-term capital appreciation in the small-cap sector while seeking to provide the risk characteristics of the less volatile large-cap S&P 500® Index. The Series invests in a select group of small-cap companies that the subadviser believes to be value companies and undervalued relative to their future growth potential. The investment strategy emphasizes companies assessed by the subadviser as having a competitive advantage, strong management and low financial risk and as able to grow over market cycles, despite their discounted valuations.
Virtus KAR Small-Cap Value Series1

Under normal circumstances, the Series invests at least 80% of its assets in common stocks of small capitalization companies. As of the date of this Prospectus, the subadviser considers small capitalization companies for this purpose to be those companies that, at the time of initial purchase, have market capitalizations within the range of companies included in the Russell 2000® Value Index on a rolling three-year basis. Because small capitalization companies are defined by reference to an index, the market capitalization of companies in which the Series invests may vary with market conditions. As of December 31, 2016, the market capitalization range of companies included in the Russell 2000® Value Index over the past three years was $5.5 million to $11 billion. Generally, the Series invests in approximately 20-35 securities at any given time.
Principal Risks
The Series may not achieve its objective(s), and it is not intended to be a complete investment program. The value of the Series’ investments that supports your share value may decrease. If between the time you purchase shares and the time you sell shares the value of the Series’ investments decreases, you will lose money. Investment values can decrease for a number of reasons. Conditions affecting the overall economy, specific industries or companies in which the Series invests can be worse than expected, and investments may fail to perform as the subadviser expects. As a result, the value of your shares may decrease. Purchase and redemption activities by variable contract owners may impact the management of the Series and its ability to achieve its investment objective(s). The redemption by one or more large variable contract owners or groups of variable contract owners of their holdings in the Series could have an adverse impact on the remaining variable contract owners in the Series including by accelerating the realization of capital gains and increasing the Series’ transaction costs. The principal risks of investing in the Series are:
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Equity Securities Risk.  The risk that events negatively affecting issuers, industries or financial markets in which the Series invests, will impact the value of the stocks held by the Series and thus, the value of the Series' shares over short or extended periods. Investments in a particular style or in small or medium-sized companies may enhance that risk.

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Limited Number of Investments Risk.  The risk that the Series’ portfolio will be more susceptible to factors adversely affecting issuers of securities in the Series’ portfolio than would a fund holding a greater number of securities.

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Market Volatility Risk.  The risk that the value of the securities in which the Series invests may go up or down in response to the prospects of individual issuers and/or general economic conditions. Price changes may be temporary or may last for extended periods.

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Small Market Capitalization Companies Risk.  The risk that the Series’ investments in small market capitalization companies may be less liquid and more vulnerable to adverse business or economic developments, which may increase the volatility and risk of loss to the Series, as compared with investments in larger, more established companies.

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Value Stocks Risk.  The risk that the Series will underperform when value investing is out of favor or that the Series' investments will not appreciate in value as anticipated.

Performance
The following bar chart and table provide some indication of the risks of investing in the Series. The bar chart shows changes in the Series’ performance from year to year over a 10-year period. The table shows how the Series’ average annual returns compare to those of a broad-based securities market index. The Series’ past performance is not necessarily an indication of how the Series will perform in the future. The Series’ returns in the chart and table do not reflect the deduction of any separate account or variable contract charges. The returns would have been less than those shown if such charges were deducted.
2Virtus KAR Small-Cap Value Series

Calendar Year Annual Total Returns for Class A Shares
Best Quarter:	2Q/2009:	17.68%	Worst Quarter:	4Q/2008:	-29.64%	Year to date (3/31/17):	4.85%
Average Annual Total Returns (for the periods ended 12/31/16)	1 Year	5 Years	10 Years
Class A	26.54%	14.11%	5.72%
Russell 2000® Value Index (does not reflect fees or expenses)	31.74%	15.07%	6.26%
Updated performance information is available at virtus.com or by calling 800-367-5877.
Management
The Adviser and Subadviser
Virtus Investment Advisers, Inc. (“VIA”) is the investment adviser to the Series.
Kayne Anderson Rudnick Investment Management LLC (“KAR”), an affiliate of VIA, is the subadviser to the Series.
Portfolio Managers
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Julie Kutasov,  Senior Research Analyst at KAR. Ms. Kutasov has served as a Portfolio Manager of the Series since November 2010

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Craig Stone,  Senior Research Analyst at KAR. Mr. Stone has served as a Portfolio Manager of the Series since November 2010.

Purchase and Sale of Series Shares
The Series does not offer its shares to the general public. The Series currently offers shares only to the separate accounts of participating insurance companies. Virtus Variable Insurance Trust (the “Trust”), of which the Series is a separate investment portfolio, has entered into an agreement with the insurance company sponsor of each separate account (participation agreement) setting forth the terms and conditions pursuant to which the insurance company will purchase and redeem shares of the Series. For information concerning the purchase of units of the separate accounts, see the variable contract prospectus.
Tax Information
Since the separate accounts are the only shareholders of the Series, no discussion is included herein as to the federal income tax consequences at the shareholder level. For information concerning the federal income tax consequences to the purchasers of variable contracts, see the variable contract prospectus which describes the particular separate account and variable contract.
Payments to Insurance Companies and Other Financial Intermediaries
Series shares are generally available only through intermediaries, i.e., the separate accounts. The Series (and/or its related companies) may pay the insurance companies (and/or their related companies) for distribution and/or other services; some of the payments may, in turn, go to broker-dealers and other financial intermediaries. For example, the Series may make payments for sub-transfer agency services to one or more of the insurance companies. Such payments may create a conflict of interest for an intermediary by influencing the intermediary’s investment recommendations, or be a factor in the insurance company’s decision to include the Series as an underlying investment option in a variable contract. Ask your salesperson or review your variable contract prospectus for more information.
Virtus KAR Small-Cap Value Series3

More About Principal Investment Strategies

Under normal circumstances, the Series invests at least 80% of its assets in common stocks of small capitalization companies. As of the date of this Prospectus, the subadviser considers small capitalization companies for this purpose to be those companies that, at the time of initial purchase, have market capitalizations within the range of companies included in the Russell 2000® Value Index on a rolling three-year basis. Because small capitalization companies are defined by reference to an index, the market capitalization of companies in which the Series invests may vary with market conditions. As of December 31, 2016, the market capitalization range of companies included in the Russell 2000® Value Index over the past three years was $5.5 million to $11 billion. The Series’ policy of investing 80% of its assets in small capitalization companies may be changed only upon 60 days’ written notice to shareholders.
The subadviser uses a strategy emphasizing consistently growing, highly profitable, low-debt companies in mature industries with rising cash flows which the subadviser deems to be of high quality. If a company meets these criteria, the subadviser researches and analyzes that company’s strength of management, relative competitive position in the industry and its financial structure. A proprietary model is used to determine relative value. Generally, the Series invests in approximately 20-35 securities at any given time.
The subadviser’s sell discipline seeks to dispose of holdings that, among other things, achieve a target price, or are the subject of negative developments individually or as an industry, or as necessary to provide funding to upgrade and improve portfolio holdings or meet diversification requirements.
Temporary Defensive Strategy: During periods of adverse market conditions, the Series may take temporary defensive positions that are inconsistent with its principal investment strategies by holding all or part of its assets in cash or short-term money market instruments including obligations of the U.S. Government, high-quality commercial paper, certificates of deposit, bankers acceptances, bank interest-bearing demand accounts, and repurchase agreements secured by U.S. Government securities. When this allocation happens, the Series may not achieve its objective.
Please see “More About Principal Risks” for information about the risks of investing in the Series.
More About Principal Risks

The Series’ investments are subject generally to market risk and the risk of selecting underperforming securities and asset classes, which may adversely affect the Series and lead to loss of principal.
Equity Securities
Generally, prices of equity securities are more volatile than those of fixed income securities. The prices of equity securities will rise and fall in response to a number of different factors. In particular, equity securities will respond to events that affect entire financial markets or industries (such as changes in inflation or consumer demand) and to events that affect particular issuers (such as news about the success or failure of a new product). Equity securities also are subject to “stock market risk,” meaning that stock prices in general may decline over short or extended periods of time. When the value of the stocks held by the Series goes down, the value of the Series’ shares will be affected.
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Small Market Capitalization Companies Risk. Small companies often have narrower markets, fewer products or services to offer, and more limited managerial and financial resources than larger, more established companies. As a result, the performance of small companies may be more volatile, and they may face a greater risk of business failure, which could increase the volatility and risk of loss to the Series.

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Value Stocks Risk. A company may be undervalued due to market or economic conditions, temporary earnings declines, unfavorable developments affecting the company and other factors, or because it is associated with a market sector that generally is out of favor with investors. Undervalued stocks tend to be inexpensive relative to their earnings or assets compared to other types of stock. However, these stocks can continue to be inexpensive for long periods of time and may not realize their full economic value.

Limited Number of Investments
Because the Series invests in a limited number of securities, the Series’ portfolio will be more susceptible to factors adversely affecting issuers of securities in the Series’ portfolio than would a series holding a greater number of securities.
4Virtus KAR Small-Cap Value Series

Market Volatility
The value of the securities in which the Series invests may go up or down in response to the prospects of individual companies and/or general economic conditions. Price changes may be temporary or may last for extended periods.
Instability in the financial markets has exposed the Series to greater market and liquidity risk and potential difficulty in valuing portfolio instruments that it holds. In response to financial markets that experienced extreme volatility, and in some cases a lack of liquidity, the US Government has taken a number of unprecedented actions, including acquiring distressed assets from financial institutions and acquiring ownership interests in those institutions. The implications of government ownership and disposition of these assets are unclear. Additional legislation or government regulation may also change the way in which the Series itself is regulated, which could limit or preclude the Series’ ability to achieve its investment objective.
Management of the Series

The Adviser
VIA has served as the investment adviser to the Series since November 2010. VIA, located at 100 Pearl Street, Hartford, CT 06103, acts as the investment adviser for over 50 mutual funds and as adviser to institutional clients. As of December 31, 2016, VIA had approximately $24.4 billion in assets under management. VIA has acted as an investment adviser for over 80 years and is an indirect wholly-owned subsidiary of Virtus Investment Partners, Inc., a publicly traded multi-manager asset management business.
Pursuant to the Investment Advisory Agreement with the Series and subject to the direction of the Trust’s Board of Trustees, VIA is responsible for managing the Series’ investment program in conformity with the stated policies of the Series as described in this prospectus. VIA, with the approval of the Trust’s Board of Trustees, has selected KAR, an affiliate of VIA, to serve as subadviser and perform the day-to-day portfolio management of the Series. KAR, subject to the supervision of VIA, is responsible for deciding which securities to purchase and sell for the Series and for placing the Series’ transactions.
The Series pays VIA an investment management fee that is accrued daily against the value of the Series’ net assets at the following annual rate:
1st $400 million	$400+ million to $1 billion	Over $1 billion
0.90%	0.85%	0.80%
For its last fiscal year, the Series paid advisory fees at the rate of 0.90% of its average net assets.
The Trust has entered into an expense limitation agreement with VIA whereby VIA has agreed to reimburse the Series for expenses necessary or appropriate for the operation of the Series (excluding certain expenses, such as front-end or contingent deferred sales charges, taxes, interest, brokerage commissions, unusual or infrequently occurring expenses (such as litigation) and acquired fund fees and expenses, if any) to the extent that such expenses exceed 1.20% of the Series’ average net assets. This expense limitation agreement is in place through April 30, 2018. After April 30, 2018, VIA may discontinue this expense reimbursement arrangement at any time. Under certain conditions, VIA may recapture operating expenses reimbursed under an expense reimbursement arrangement for a period of three years following the time such reimbursement occurred.
VIA serves as a manager of managers of the Series. In this capacity, VIA: (i) sets the Series’ overall investment strategies; (ii) evaluates, selects, and recommends to the Board one or more subadvisers needed to manage all or part of the assets of the Series; (iii) monitors and evaluates the subadvisers’ investment programs and results as well as the performance of the subadvisers relative to the applicable benchmark indexes; and (iv) reviews the Series’ compliance with its investment objectives, policies and restrictions.
The Trust and VIA have each received an exemptive order from the Securities and Exchange Commission (“SEC”) that permits VIA, subject to certain conditions and without the approval of shareholders to: (a) employ a new unaffiliated subadviser for a Series pursuant to the terms of a new subadvisory agreement, in each case either as a replacement for an exiting subadviser or as an additional subadviser; (b) change the terms of any subadvisory agreement; and (c)
Virtus KAR Small-Cap Value Series5

continue the employment of an existing subadviser on the same subadvisory agreement terms where an agreement has been assigned because of a change in control of the subadviser. In such circumstances, shareholders would receive notice of such action, including the information concerning the new subadviser that normally is provided in a proxy statement.
The Subadviser
KAR, an affiliate of VIA, has served as the subadviser to the Series since November 2010. KAR is located at 1800 Avenue of the Stars, 2nd Floor, Los Angeles, CA 90067. KAR acts as subadviser to mutual funds and as investment adviser to institutions and individuals. As of December 31, 2016, KAR had approximately $12.8 billion in assets under management.
From its investment advisory fee, VIA, not the Series, pays KAR for its subadvisory services at the rate of 50% of the net advisory fee.
Board of Trustees’ Approval of Investment Advisory and Subadvisory Agreements
The Trust’s annual report to shareholders for the year ended December 31, 2016 contains a discussion regarding the basis for the Trust’s Board of Trustees' approval of the investment advisory and investment subadvisory agreements for the Series.
Portfolio Management
The following individuals are the members of the team of equity investment professionals jointly and primarily responsible for the day-to-day management of the Series’ portfolio.
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Julie Kutasov.  Ms. Kutasov has served as Portfolio Manager since November 2010. She is also a Portfolio Manager of one or more other funds managed by KAR. Before joining KAR in 2001, Ms. Kutasov worked in the investment management group at Goldman Sachs. She has approximately 15 years of investment industry experience.

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Craig Stone.  Mr. Stone has served as Portfolio Manager since November 2010. He is also a Portfolio Manager of one or more other funds managed by KAR. Before joining KAR in 2000, Mr. Stone was a Portfolio Manager at Doheny Asset Management. He has approximately 27 years of investment industry experience.

The statement of additional information (“SAI”) provides additional information about the portfolio managers’ compensation, other accounts managed by the portfolio managers and the portfolio managers’ ownership of securities in the Series.
Risks Associated with Other Investment Strategies and Series Operations

Information about the Series’ principal investment strategies and risks appears in the Fund Summary section and the sections entitled “More About Principal Investment Strategies” and “More About Principal Risks” above.
The information below describes other investment strategies that the Series may use that are not principal strategies and the risks of those strategies, arranged in alphabetical order, as well as other operational risks. Further descriptions of these investment strategies and practices can be found in the SAI. The greater an investment in a particular asset class by the Series, the greater the impact to the Series of the risks related to the class.
Cybersecurity
With the increased use of technologies such as the Internet to conduct business, the Series have become potentially more susceptible to operational and information security risks through breaches in cybersecurity. In general, a breach in cybersecurity can result from either a deliberate attack or an unintentional event. Cybersecurity breaches may involve, among other things, infection by computer viruses or other malicious software code or unauthorized access to the digital information systems, networks or devices of the Series or their service providers (including, but not limited to, the Series’ investment adviser, transfer agent, custodian, administrators and other financial intermediaries) through “hacking” or other means, in each case for the purpose of misappropriating assets or sensitive information (including, for example, personal shareholder information), corrupting data or causing operational disruption or failures in the physical infrastructure or operating systems that support the Series. Any such cybersecurity breaches or losses of service may cause the Series to lose proprietary information, suffer data corruption or lose operational capacity, which, in turn, could cause the Series to incur regulatory penalties, reputational damage, additional compliance costs
6Virtus KAR Small-Cap Value Series

associated with corrective measures, and/or financial loss. While the Series and their service providers have established business continuity plans and risk management systems designed to prevent or reduce the impact of cybersecurity attacks, there are inherent limitations in such plans and systems due in part to the ever-changing nature of technology and cybersecurity attack tactics, and there is a possibility that certain risks have not been adequately identified or prepared for. Cybersecurity risks may also impact issuers of securities in which the Series invest, which may cause the Series’ investments in such issuers to lose value.
Depositary Receipts
The Series may invest in American Depositary Receipts (ADRs) sponsored by U.S. banks, European Depositary Receipts (EDRs), Global Depositary Receipts (GDRs), ADRs not sponsored by U.S. banks, other types of depositary receipts (including non-voting depositary receipts) and other similar instruments representing securities of foreign companies.
Although certain depositary receipts may reduce or eliminate some of the risks associated with foreign investing, these types of securities generally are subject to many of the same risks as direct investments in securities of foreign issuers.
Derivatives
Derivative transactions are contracts whose value is derived from the value of an underlying asset, index or rate, including futures, options, non-deliverable forwards, forward foreign currency exchange contracts and swap agreements. The Series may use derivatives to hedge against factors that affect the value of its investments, such as interest rates and foreign currency exchange rates. The Series may also utilize derivatives as part of its overall investment technique to gain or lessen exposure to various securities, markets, volatility, dividend payments and currencies.
Derivatives typically involve greater risks than traditional investments. It is generally more difficult to ascertain the risk of, and to properly value, derivative contracts. Many derivatives, and particularly those that are privately negotiated, are complex and often valued subjectively. Improper valuations can result in increased cash payment requirements to counterparties or a loss of value to the Series. The prices of derivatives may move in unexpected ways, especially in abnormal market conditions. Derivatives are usually less liquid than traditional securities and are subject to counterparty risk (the risk that the other party to the contract will default or otherwise not be able to perform its contractual obligations). In addition, some derivatives transactions may involve potentially unlimited losses.
Derivative contracts entered into for hedging purposes may also subject the Series to losses if the contracts do not correlate with the assets, indexes or rates they were designed to hedge. Gains and losses derived from hedging transactions are, therefore, more dependent upon the subadviser’s ability to correctly predict the movement of the underlying asset prices, indexes or rates.
As an investment company registered with the SEC, the Series is required to identify on its books (often referred to as “asset segregation”) liquid assets, or engage in other SEC-approved measures, to “cover” open positions with respect to certain kinds of derivative instruments. If the Series invests in such instruments and has insufficient cash to meet such requirements, it may have to sell other investments, including at disadvantageous times.
Governments, agencies and/or other regulatory bodies may adopt or change laws or regulations that could adversely affect the Series' ability to invest in derivatives as the Series' subadviser intends. The Dodd-Frank Wall Street Reform and Consumer Protection Act (the “Dodd-Frank Act”), among other things, grants the Commodity Futures Trading Commission (the “CFTC”) and SEC broad rulemaking authority to implement various provisions of the Dodd-Frank Act including comprehensive regulation of the over-the-counter (“OTC”) derivatives market. The implementation of the Dodd-Frank Act could adversely affect the Series by placing limits on derivative transactions, and/or increasing transaction and/or regulatory compliance costs. For example, the CFTC has recently adopted new rules that will apply a new aggregation standard for position limit purposes, which may further limit the Series' ability to trade futures contracts and swaps.
There are also special tax rules applicable to certain types of derivatives, which could affect the amount, timing and character of the Series' income or loss and hence of its distributions to shareholders by causing holding period adjustments, converting short-term capital losses into long-term capital losses, and accelerating the Series' income or deferring its losses. The Series' use of derivatives may also increase the amount of taxes payable by shareholders or the resources required by the Series or its adviser and/or subadviser(s) to comply with particular regulatory requirements.
Virtus KAR Small-Cap Value Series7

Exchange-Traded Funds (“ETFs”)
ETFs invest in a portfolio of securities designed to track a particular market segment or index. The risks associated with investing in ETFs generally reflect the risks of owning shares of the underlying securities the ETF is designed to track, although lack of liquidity in an ETF could result in its value being more volatile than the underlying portfolio of securities. Assets invested in ETFs incur a layering of expenses, including operating costs and advisory fees that Series shareholders indirectly bear; such expenses may exceed the expenses the Series would incur if it invested directly in the underlying portfolio of securities the ETF is designed to track. Shares of ETFs trade on a securities exchange and may trade at, above, or below their net asset value.
Foreign Investing
Investing in securities of non-U.S. companies involves special risks and considerations not typically associated with investing in U.S. companies, and the values of non-U.S. securities may be more volatile than those of U.S. securities. The values of non-U.S. securities are subject to economic and political developments in countries and regions where the issuers operate or are domiciled, or where the securities are traded, such as changes in economic or monetary policies, and to changes in currency exchange rates. Values may also be affected by restrictions on receiving the investment proceeds from a non-U.S. country.
In general, less information is publicly available about non-U.S. companies than about U.S. companies. Non-U.S. companies are generally not subject to the same accounting, auditing and financial reporting standards as are U.S. companies. Certain foreign issuers classified as passive foreign investment companies may be subject to additional taxation risk.
•
Currency Rate Risk. Because the foreign securities in which the Series invests generally trade in currencies other than the U.S. dollar, changes in currency exchange rates will affect the Series’ net asset value, the value of dividends and interest earned, and gains and losses realized on the sale of securities. Because the value of the Series’ shares is calculated in U.S. dollars, it is possible for the Series to lose money by investing in a foreign security if the local currency of a foreign market depreciates against the U.S. dollar, even if the local currency value of the Series’ holdings goes up. Generally, a strong U.S. dollar relative to such other currencies will adversely affect the value of the Series’ holdings in foreign securities.

Illiquid and Restricted Securities
Certain securities in which the Series invests may be difficult to sell at the time and price beneficial to the Series, for example due to low trading volumes or legal restrictions. When there is no willing buyer or a security cannot be readily sold, the Series may have to sell at a lower price or may be unable to sell the security at all. The sale of such securities may also require the Series to incur expenses in addition to those normally associated with the sale of a security.
Leverage
When the Series makes investments in futures contracts, forward contracts, swaps and other derivative instruments, the futures contracts, forward contracts, swaps and certain other derivatives provide the economic effect of financial leverage by creating additional investment exposure, as well as the potential for greater loss. When the Series uses leverage through activities such as borrowing, entering into short sales, purchasing securities on margin or on a when-issued basis, or purchasing derivative instruments in an effort to increase its returns, the Series has the risk of magnified capital losses that occur when losses affect an asset base, enlarged by borrowings or the creation of liabilities, that exceeds the net assets of the Series. The value of the shares of the Series employing leverage will be more volatile and sensitive to market movements. Leverage may also involve the creation of a liability that requires the Series to pay interest.
Operational
An investment in the Series, like any mutual fund, can involve operational risks arising from factors such as processing errors, human errors, inadequate or failed internal or external processes, failures in systems and technology, changes in personnel and errors caused by third-party service providers. The occurrence of any of these failures, errors or breaches could result in a loss of information, regulatory scrutiny, reputational damage or other events, any of which could have a material adverse effect on the Series. While the Series seeks to minimize such events through controls and oversight, there may still be failures that could cause losses to the Series.
Securities Lending
The Series may loan portfolio securities with a value up to one-third of its total assets to increase its investment returns. If the borrower is unwilling or unable to return the borrowed securities when due, the lending Series can suffer losses. In
8Virtus KAR Small-Cap Value Series

addition, there is a risk of delay in receiving additional collateral or in the recovery of the securities, and a risk of loss of rights in the collateral, in the event that the borrower fails financially. There is also a risk that the value of the investment of the collateral could decline, causing a loss to the Series.
Short-Term Investments
Short-term investments include money market instruments, repurchase agreements, certificates of deposit, bankers’ acceptances and other short-term instruments that are not U.S. Government securities. These securities generally present less risk than many other investments, but they are generally subject to credit risk and may be subject to other risks as well.
Distribution Plan

The Trust, on behalf of each series of the Trust, including Class A Shares of the Virtus KAR Small-Cap Value Series, has adopted a plan pursuant to Rule 12b-1 under the Investment Company Act of 1940 (the “Distribution Plan”). Pursuant to the Distribution Plan, the Trust has entered into a Distribution Agreement relating to the Distribution Plan with VP Distributors, LLC (the “Distributor”) located at 100 Pearl Street, Hartford, CT 06103. The Distributor is an affiliate of the adviser, and serves as principal underwriter for the Trust. The Distribution Plan permits the use of Series assets to help finance the distribution of the shares of the Series.
Under the Distribution Plan, the Trust, on behalf of each Series, is permitted to pay to the Distributor (who may in turn pay other service providers) up to a total of 0.25% of the average daily net assets of Class A of the Series, as payment for services rendered in connection with the distribution of shares. Because these fees are paid out of Series assets on an ongoing basis, over time these costs will increase the cost of your investment and may cost you more than other types of sales charges.
More About the Trust and the Series

Organization of the Trust
The Trust was organized as a Massachusetts business trust on February 18, 1986. It was subsequently reorganized into a Delaware statutory trust on February 14, 2011. The Trust currently consists of nine series of which the Series is one. The Trust’s business and affairs are managed by its Board of Trustees.
Shares of Beneficial Interest
Shares (including fractional shares) of the Series have equal rights with regard to voting, redemptions, dividends, distributions and liquidations with respect to the Series. All voting rights of the separate accounts as shareholders are passed through to the variable contract owners. Shareholders of all series of the Trust currently vote on the election of Trustees and other matters. On matters affecting an individual series such as the Series (such as approval of an advisory or subadvisory agreement or a change in fundamental investment policies), a separate vote of that series is required. On matters affecting an individual class (such as approval of matters relating to a Distribution Plan for a particular class of shares), a separate vote of that class is required. The Trust is not required to hold annual shareholder meetings.
Series shares attributable to any insurance company assets and Series shares for which no timely instructions from variable contract owners are received will be voted by the appropriate insurance company in the same proportion as those shares for which instructions are received.
The assets received by the Trust for the issue or sale of shares of the Series, and all income, earnings, profits and proceeds thereof, subject only to the rights of creditors, are allocated to the Series, and constitute the underlying assets of the Series. The underlying assets of the Series are required to be segregated on the books of account, and are to be charged with the expenses of the Series and with a share of the general expenses of the Trust. Any general expenses of the Trust not readily identifiable as belonging to a particular series shall be allocated by or under the direction of the Trustees in such manner as the Trustees determine to be fair and equitable.
Virtus KAR Small-Cap Value Series9

Taxes
The Trust intends for the Series to qualify as a regulated investment company (“RIC”) by satisfying the requirements under Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”), including requirements with respect to diversification of assets, distribution of income, and sources of income. In general, a series that qualifies as a RIC will be relieved of federal income tax on its net investment income and net capital gains distributed to its shareholders. In addition, the Trust intends for the Series to comply with the investment diversification requirements for variable contracts contained in the Code. Moreover, the Trust intends to distribute sufficient net investment income and net capital gains of the Series to avoid imposition of any federal excise tax.
Accordingly, the Trust intends that, at the close of each quarter of the taxable year, (i) not more than 25% of the market value of the Series’ total assets will be invested in the securities of a single issuer and (ii) with respect to 50% of the market value of the Series’ total assets, not more than 5% of the market value of the Series’ total assets will be invested in the securities of a single issuer and the Series will not own more than 10% of the outstanding voting securities of a single issuer.
Actual and deemed distributions of ordinary income and net capital gains generally are taxable to the Series’ shareholders, which in this case are the separate accounts. Because the sole shareholders of the Series will be the separate accounts, no discussion is included in this prospectus as to the federal income tax consequences at the shareholder level. For information concerning the federal income tax consequences to purchasers of the variable contracts, please see the variable contract prospectuses.
Disruptive Trading and Market Timing
As an investment vehicle for variable contracts, which are designed as long-term investments, the Series is not appropriate for “market timing” or other trading strategies that entail rapid or frequent investment and trading. Frequent purchases, redemptions and transfers, transfers into and then out of the Series in a short period of time, and transfers of large amounts at one time may be indicative of market timing and otherwise disruptive trading (“Disruptive Trading”), which can have risks and harmful effects for other investors. These risks and harmful effects include:
•
dilution of the interests of long-term investors, if market timers or others transfer into the Series at prices that are below the true value or exchange out of the Series at prices that are higher than the true value;

•
an adverse effect on portfolio management, such as causing the Series to maintain a higher level of cash than would otherwise be the case, or causing the Series to liquidate investments prematurely; and

•
increased brokerage and administrative expenses.

Funds that invest primarily in international securities may be more susceptible to pricing arbitrage opportunities because of time zone differences between the closing of international and domestic markets. Funds that invest primarily in small and mid-cap securities may be more susceptible to arbitrage opportunities because of the less liquid nature of small and mid-cap securities. In addition, funds that hold significant investments in high yield bonds may also be susceptible to market timing because high yield bonds are often thinly traded so that their market prices may not accurately reflect current market developments. To the extent that the Series invests in these types of securities, it may be more susceptible to the risks of Disruptive Trading.
In order to attempt to protect Trust investors, the Trust’s Board of Trustees has adopted market timing policies reasonably designed to discourage Disruptive Trading. The Trust reserves the right to amend these policies at any time without prior notice. Because the record owners of the Series are the insurance companies and not the variable contract owners, the Trust is not ordinarily in a position to monitor for or uncover Disruptive Trading by variable contract owners. Therefore, under the Trust’s policies, the Trust delegates to each insurance company the duty to establish and maintain policies and procedures designed to detect, monitor and deter (including, without limitation, by rejecting specific purchase orders) investors (or their agents) whose purchase and redemption activity follows a Disruptive Trading pattern, and to take such other actions as the insurance company may deem necessary to discourage or reduce Disruptive Trading activities. An insurance company may only modify such policies and procedures if it provides reasonable notice to the Trust and the Trust’s Chief Compliance Officer. Please see your variable contract prospectus for information relating to applicable restrictions on purchases or transfers through your variable contract.
The Trust may also take certain actions to stop Disruptive Trading, including imposing redemption fees for the Series and ceasing sales of additional shares of the Series to a separate account through which variable contract owners are engaging in Disruptive Trading. Because the Trust reserves discretion in applying these policies, they may not be
10Virtus KAR Small-Cap Value Series

applied uniformly. In addition, the Trust, as required under SEC regulations, has entered into an agreement with each insurance company under which the insurance companies have agreed to provide the Trust or its designee with information about variable contract owner transactions in the Series upon request.
Although the Trust will endeavor to ensure that each insurance company can and does identify and deter Disruptive Trading by its variable contract owners, the Trust cannot control their efforts or guarantee their success at deterrence. In addition, the Trust cannot guarantee that monitoring by the insurance companies and the Trust will be 100% successful in detecting all Disruptive Trading activity. Consequently, there is a risk that some investors could engage in Disruptive Trading while others will bear the effects of their Disruptive Trading activities.
Portfolio Holdings
A description of the Trust’s policies and procedures with respect to the disclosure of the Series’ portfolio securities is available in the SAI.
Investing in the Series

Shares of the Series are not available to the public directly. You may invest in the Series by buying a variable accumulation annuity contract or a variable universal life insurance policy from an insurance company and directing the allocation of the net purchase payment(s) to the investment option corresponding to the Series. The appropriate insurance company will, in turn, invest payments in shares of the Series as the investor directs at the net asset value next determined.
The Series offers only Class A Shares.
Sales Charge and Surrender Charges
The Series does not assess any sales charge, either when it sells or when it redeems securities. The sales charges that may be assessed under the variable contracts or policies are described in the variable contract prospectuses, as are other charges.
Determination of Net Asset Value
The net asset value (“NAV”) per share of the Series is determined as of the close of regular trading of the New York Stock Exchange (“NYSE”) on days when the NYSE is open for trading. Since the Series does not price securities on weekends or United States national holidays, but foreign markets may be open on these days, the value of any foreign assets of the Series and, therefore, the Series’ NAV may be significantly affected on days when an investor has no access to the Series. The NAV per share of the Series is determined by adding the values of all securities and other assets of the Series, subtracting liabilities and dividing by the total number of outstanding shares of the Series. Assets and liabilities are determined in accordance with generally accepted accounting principles and applicable rules and regulations of the SEC.
Assets: Equity securities are valued at the official closing price (typically last sale) on the exchange on which the securities are principally traded or, if no closing price is available or there had been no sale that day, at the last bid price. Debt securities are valued on the basis of broker quotations or valuations provided by a pricing service which utilizes information with respect to recent sales, market transactions in comparable securities, quotations from dealers, and various relationships between securities in determining value. Shares of other investment companies are valued at their respective NAVs. All other securities and assets are valued at their fair value as determined in good faith by or under the direction of the Trustees. Other assets, such as accrued interest, accrued dividends and cash are also included in determining the Series’ NAV.
A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary exchange for such security by the Trustees or their delegates. Because of the need to obtain prices as of the close of trading on exchanges throughout the world, the calculation of the NAV of the Series may not take place contemporaneously with the determination of the prices of certain portfolio securities of the Series. All assets and liabilities initially expressed in foreign currency values will be converted into United States dollar values using the foreign currency exchange rate of such currencies against United States dollars as last quoted by any recognized dealer. If an event were to occur after the value of an investment was so established but before the NAV per share was determined, which was likely to materially change the NAV, then the instrument would be valued using fair value considerations by the Board or its delegates.
Virtus KAR Small-Cap Value Series11

Liabilities: Accrued liabilities for the Series-specific expenses (if any) and other liabilities are deducted from the assets of the Series. Accrued expenses and liabilities that are not Series-specific are allocated among the series of the Trust in proportion to each series’ net assets except where an alternative allocation can be more appropriately made.
Fair Valuation
If market quotations are not readily available or available prices are not reliable, the Series determines a “fair value” for an investment according to policies and procedures approved by the Board of Trustees. The types of assets for which such pricing might be required include: (i) securities whose trading has been suspended; (ii) securities where the trading market is unusually thin or trades have been infrequent; (iii) debt securities that have recently gone into default and for which there is no current market quotation; (iv) a security whose market price is not available from an independent pricing source and for which otherwise reliable quotes are not available; (v) securities of an issuer that has entered into a restructuring; (vi) a security whose price as provided by any pricing source does not, in the opinion of the adviser/subadviser, reflect the security’s market value; (vii) foreign securities subject to trading collars for which no or limited trading takes place; (viii) securities where the market quotations are not readily available as a result of “significant” events; and (ix) securities whose principal exchange or trading market is closed for an entire business day on which the Series needs to determine its NAV. This list is not inclusive of all situations that may require a security to be fair valued, nor is it intended to be conclusive in determining whether a specific event requires fair valuation.
The value of any portfolio security held by the Series for which market quotations are not readily available shall be determined in good faith and in a manner that assesses the security’s “fair value” on the valuation date (i.e., the amount that the Series might reasonably expect to receive for the security upon its current sale), based on a consideration of all available facts and all available information, including, but not limited to, the following: (i) the fundamental analytical data relating to the investment; (ii) the value of other relevant financial instruments, including derivative securities, traded on other markets or among dealers; (iii) an evaluation of the forces which influence the market in which these securities are purchased and sold (e.g., the existence of merger proposals or tender offers that might affect the value of the security); (iv) the type of the security; (v) the size of the holding; (vi) the initial cost of the security; (vii) trading volumes on markets, exchanges or among broker-dealers; (viii) price quotes from dealers and/or pricing services; (ix) values of baskets of securities traded on other markets, exchanges, or among dealers; (x) changes in interest rates; (xi) information obtained from the issuer, analysts, other financial institutions and/or the appropriate stock exchange (for exchange traded securities); (xii) an analysis of the company’s financial statements; (xiii) government (domestic or foreign) actions or pronouncements (xiv) recent news about the security or issuer; (xv) whether two or more dealers with whom the adviser/subadviser regularly effects trades are willing to purchase or sell the security at comparable prices; and (xvi) other news events or relevant matters.
Certain foreign common stocks may be fair valued in cases where closing prices are not readily available or are deemed not reflective of readily available market prices. For example, events (such as movement in the U.S. securities market, or other regional and local developments) may occur between the time that foreign markets close (where the security is principally traded) and the time that the Series calculates its NAV (generally, the close of regular trading on the NYSE) that may impact the value of securities traded in these foreign markets. In such cases, information from an external vendor may be utilized to adjust closing market prices of certain foreign common stocks to reflect their fair value. Because the frequency of significant events is not predictable, fair valuation of certain foreign common stocks may occur on a frequent basis.
The value of a security, as determined using the Series’ fair valuation procedures, may not reflect such security’s market value.
12Virtus KAR Small-Cap Value Series

Financial Highlights

The financial highlights table provided below is intended to help you understand the Series’ financial performance for the past five years. Certain information reflects financial results for a single share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the Series (assuming reinvestment of all dividends and distributions). These figures do not include the imposition of separate account fees or expenses. If such fees or expenses were reflected, performance would be lower. This information has been audited by PricewaterhouseCoopers LLP, the independent registered public accounting firm for the Series. Their report and the Series’ financial statements are included in the Series’ annual report to shareholders and incorporated by reference in the SAI.
Virtus KAR Small-Cap Value Series—Class A Shares
	1/1/16 to 12/31/16		1/1/15 to 12/31/15	1/1/14 to 12/31/14	1/1/13 to 12/31/13	1/1/12 to 12/31/12
Net Asset Value, Beginning of Period	$15.17		17.03	17.72	12.66	11.99
Net Investment Income (Loss)(1)	0.32		0.09	0.10	0.04	0.29
Net Realized and Unrealized Gain (Loss)	3.66		(0.29)	0.24	5.11	0.67
Total from Investment Operations	3.98		(0.20)	0.34	5.15	0.96
Dividends from Net Investment Income	(0.34)		(0.09)	(0.11)	(0.09)	(0.29)
Distributions from Net Realized Gains	(2.12)		(1.57)	(0.92)	—	—
Total Distributions	(2.46)		(1.66)	(1.03)	(0.09)	(0.29)
Change in Net Asset Value	1.52		(1.86)	(0.69)	5.06	0.67
Net Asset Value, End of Period	$16.69		15.17	17.03	17.72	12.66
Total Return(2)	26.54(7)		(1.37)	1.83	40.77	8.13
Net Assets, End of Period (in thousands)	$94,966		92,834	113,030	135,352	118,741
Ratio of Net Operating Expenses to Average Net Assets(3)	1.21	%(5)(6)(7)	1.22(5)(6)	1.20	1.20	1.29(4)
Ratio of Gross Operating Expenses to Average Net Assets (before waivers and reimbursements)(3)	1.40%		1.43	1.41	1.35	1.34
Ratio of Net Investment Income to Average Net Assets	1.85%(7)		0.56	0.61	0.25	2.29
Portfolio Turnover Rate	22%		16	26	14	17
Footnote Legend:
(1)
Computed using average shares outstanding.

(2)
The total return does not include the expenses associated with the annuity or life insurance policy through which you invest.

(3)
The Series will also indirectly bear their prorated share of expenses of any underlying funds in which it invests. Such expenses are not included in the calculation of this ratio.

(4)
Blended net expense ratio due to a change in expense limitation agreements during the fiscal year.

(5)
Earnings credits from Custodian were not material, as reflected in the Statements of Operations, and had no impact on Financial Highlights.

(6)
Net expense ratios include proxy expenses.

(7)
Custody fees reimbursed were excluded from the Ratio of Net Expenses to Average Net Assets and Ratio of Net Investment Income (Loss) to Average Net Assets. If included the impact would have been to lower the Ratio of Net Expenses and increase the Ratio of Net Investment Income (Loss) by 0.08%.

Virtus KAR Small-Cap Value Series13

100 Pearl Street
Hartford, CT 06103
ADDITIONAL INFORMATION
You can find more information about the Series in the following documents:
Annual and Semiannual Reports
Annual and semiannual reports contain more information about the Series’ investments. The annual report discusses the market conditions and investment strategies that significantly affected the Series’ performance during the last fiscal year.
Statement of Additional Information (SAI)
The SAI contains more detailed information about the Series. It is incorporated by reference and is legally part of the prospectus.
To obtain free copies of these documents, you can download copies at virtus.com/our-products/vit, or you can request copies by calling us toll-free at 800-367-5877. You can also call this number to request other information about the Series or to make shareholder inquiries.
Information about the Series (including the SAI) can be reviewed and copied at the Securities and Exchange Commission’s (SEC) Public Reference Room in Washington, DC. For information about the operation of the Public Reference Room, call 202-551-8090. This information is also available on the SEC’s Internet site at sec.gov. You may also obtain copies upon payment of a duplicating fee by writing the Public Reference Section of the SEC, Washington, DC 20549-6009 or by electronic request at publicinfo@sec.gov.
Virtus Customer Service: 800-367-5877
Virtus Variable Insurance Trust (VVIT)
Investment Company Act File No. 811-04642	5-17
8506

VIRTUS VARIABLE INSURANCE TRUST PROSPECTUS
Virtus Newfleet Multi-Sector Intermediate Bond Series

The Prospectus describes the Virtus Newfleet Multi-Sector Intermediate Bond Series (the “Series”), which is available as an underlying investment through a variable life insurance policy or a variable annuity contract (a "variable contract”). For information about your variable contract, including information about insurance-related expenses, see the prospectus for your variable contract.
May 1, 2017

The Securities and Exchange Commission has not approved or disapproved of these securities or determined if this prospectus is truthful or complete. Any representation to the contrary is a criminal offense. Please carefully consider the investment objectives, risks, charges and expenses of the Series before investing. For this and other information about any Virtus Variable Insurance Trust series, call 800-367-5877 or visit virtus.com for a prospectus. Read it carefully before you invest.
Not FDIC Insured No Bank Guarantee May Lose Value

Virtus Newfleet Multi-Sector Intermediate Bond Series

Virtus Newfleet Multi-Sector Intermediate Bond Series

Fund Summary
Investment Objective
The Series has an investment objective of long-term total return.
Fees and Expenses
The following table describes the fees and expenses you may pay if you buy and hold shares of the Virtus Newfleet Multi-Sector Intermediate Bond Series. The table does not include any fees or sales charges imposed under the variable contracts for which the Series is an investment option. If they were included, your costs would be higher.
Shareholder Fees (fees paid directly from your investment)	Class A		Class I
Shareholder Fees	Non	e	Non	e
Annual Series Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)	Class A	Class I
Management Fees	0.50%	0.50%
Distribution and/or Service (12b-1) Fees	0.25%	Non	e
Other Expenses	0.24%	0.24%
Acquired Fund Fees and Expenses	0.03%	0.03%
Total Annual Series Operating Expenses (a)	1.02%	0.77%
Less: Expense Reimbursement(b)	(0.05)%	(0.05)%
Total Annual Series Operating Expenses After Expense Reimbursement(a)(b)	0.97%	0.72%
(a)
The Total Annual Series Operating Expenses do not correlate to the ratio of expenses to average net assets appearing in the Financial Highlights tables, which tables reflect only the operating expenses of the Series and do not include proxy expenses or acquired fund fees and expenses.

(b)
The Series' investment adviser has contractually agreed to limit the Series' total annual operating expenses (excluding certain expenses, such as front-end or contingent deferred sales charges, taxes, interest, brokerage commissions, unusual or infrequently occurring expenses (such as litigation) and acquired fund fees and expenses, if any) so that such expenses do not exceed 0.94% for Class A Shares and 0.69% for Class I Shares through April 30, 2018. Following the contractual period, the adviser may discontinue this expense reimbursement arrangement at any time. Under certain conditions, the adviser may recapture operating expenses reimbursed under this arrangement for a period of three years following the time such reimbursement occurred.

Example
This example is intended to help you compare the cost of investing in the Series with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Series for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year, that the Series’ total operating expenses remain the same and that the expense reimbursement arrangement remains in place for the contractual period. The example does not reflect variable contract fees and charges, and if it did, the costs shown would be higher. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
	1 Year	3 Years	5 Years	10 Years
Class A	$99	$330	$558	$1,243
Class I	$74	$241	$423	$949
Portfolio Turnover
The Series pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in Annual Series Operating Expenses or in the Example, affect the Series’ performance. During the most recent fiscal year, the Series’ portfolio turnover rate was 68% of the average value of its portfolio.
Virtus Newfleet Multi-Sector Intermediate Bond Series1

Principal Investment Strategies
The Series seeks to generate high current income and total return by applying extensive credit research and a time-tested approach to capitalize on opportunities across undervalued sectors of the bond market. The Series seeks diversification among 14 sectors in order to increase return potential and reduce risk.
Under normal circumstances, the Series invests at least 80% of its assets in fixed income securities. The subadviser intends to invest the Series’ assets in the following sectors of fixed income securities:
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Securities issued or guaranteed as to principal and interest by the U.S. Government, its agencies, authorities or instrumentalities, including collateralized mortgage obligations (“CMOs”), real estate mortgage investment conduits (“REMICs”) and other pass-through securities;

•
Debt securities issued by foreign issuers, including foreign governments and their political subdivisions and issuers located in emerging market countries (limited to 50% of the Series’ assets);

•
Investment grade securities; and

•
High yield-high risk fixed income securities of U.S. issuers (so called “junk bonds”) (limited to 50% of the Series’ assets).

The Series may invest in all or some of these sectors.
Principal Risks
The Series may not achieve its objective(s), and it is not intended to be a complete investment program. The value of the Series’ investments that supports your share value may decrease. If between the time you purchase shares and the time you sell shares the value of the Series’ investments decreases, you will lose money. Investment values can decrease for a number of reasons. Conditions affecting the overall economy, specific industries or companies in which the Series invests can be worse than expected, and investments may fail to perform as the subadviser expects. As a result, the value of your shares may decrease. Purchase and redemption activities by variable contract owners may impact the management of the Series and its ability to achieve its investment objective(s). The redemption by one or more large variable contract owners or groups of variable contract owners of their holdings in the Series could have an adverse impact on the remaining variable contract owners in the Series including by accelerating the realization of capital gains and increasing the Series’ transaction costs. The principal risks of investing in the Series are:
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Credit Risk.  The risk that the issuer of a security will fail to pay interest or principal in a timely manner, or that negative perceptions of the issuer’s ability to make such payments will cause the price of the security to decline.

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Emerging Market Investing Risk.  The risk that prices of emerging markets securities will be more volatile, or will be more greatly affected by negative conditions, than those of their counterparts in more established foreign markets.

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Foreign Investing Risk.  The risk that the prices of foreign securities in the Series’ portfolio will be more volatile than those of domestic securities, or will be negatively affected by currency fluctuations, less regulated or liquid securities markets, or economic, political or other developments.

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High-Yield/High-Risk Fixed Income Securities (Junk Bonds) Risk.  The risk that the issuers of high-yield/high-risk securities in the Series' portfolio will default, that the prices of such securities will be volatile, and that the securities will not be liquid.

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Interest Rate Risk.  The risk that when interest rates rise, the values of the Series' debt securities, especially those with longer maturities, will fall.

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Long-Term Maturities/Durations Risk.  The risk of greater price fluctuations than would be associated with securities having shorter maturities or durations.

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Market Volatility Risk.  The risk that the value of the securities in which the Series invests may go up or down in response to the prospects of individual issuers and/or general economic conditions. Price changes may be temporary or may last for extended periods.

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Mortgage-Backed and Asset-Backed Securities Risk.  The risk that changes in interest rates will cause both extension and prepayment risks for mortgage-backed and asset-backed securities in which the Series invests, or that an impairment of the value of collateral underlying such securities, will cause the value of the securities to decrease.

2Virtus Newfleet Multi-Sector Intermediate Bond Series

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U.S. Government Securities Risk.  The risk that U.S. Government securities in the Series’ portfolio will be subject to price fluctuations, or that an agency or instrumentality will default on an obligation not backed by the full faith and credit of the United States.

Performance
The following bar chart and table provide some indication of the risks of investing in the Series. The bar chart shows changes in the Series’ performance from year to year over a 10-year period. The table shows how the Series’ average annual returns compare to those of a broad-based market index. The Series’ past performance is not necessarily an indication of how the Series will perform in the future. The Series’ returns in the chart and table do not reflect the deduction of any separate account or variable contract charges. The returns would have been less than those shown if such charges were deducted.
Calendar Year Annual Total Returns for Class A Shares
Best Quarter:	2Q/2009:	15.10%	Worst Quarter:	4Q/2008:	-11.35%	Year to date (3/31/17):	2.63%
Average Annual Total Returns (for the periods ended 12/31/16)	1 Year	5 Years	10 Years	Since Inception Class I (4/30/13)
Class A	9.29%	5.22%	6.12%	—
Class I	9.58%	—	—	2.59%
Barclays U.S. Aggregate Bond Index (does not reflect fees or expenses)	2.65%	2.23%	4.35%	1.66%
Class I Shares have been in existence only since April 30, 2013; therefore, limited performance information for Class I Shares is available to include here. However, the returns for Class I Shares for other periods would have been substantially similar to those shown for Class A Shares because Class I Shares and Class A Shares are invested in the same portfolio of securities. Class A Shares pay distribution and services (12b-1) fees and Class I Shares do not; therefore, had the Class I Shares been operational during the periods shown only for Class A Shares, investment performance for Class I Shares would have been higher than for Class A Shares.
Updated performance information is available at virtus.com or by calling 800-367-5877.
Management
The Adviser and Subadviser
Virtus Investment Advisers, Inc. (“VIA”) is the investment adviser to the Series.
Newfleet Asset Management, LLC (“Newfleet”), an affiliate of VIA, is the subadviser to the Series (since June 2011).
Portfolio Manager
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David L. Albrycht, CFA,  President and Chief Investment Officer at Newfleet. Mr. Albrycht has served as Portfolio Manager of the Series since 1998.

Virtus Newfleet Multi-Sector Intermediate Bond Series3

Purchase and Sale of Series Shares
The Series does not offer its shares to the general public. The Series currently offers shares only to the separate accounts of participating insurance companies. Virtus Variable Insurance Trust (the “Trust”), of which the Series is a separate investment portfolio, has entered into an agreement with the insurance company sponsor of each separate account (participation agreement) setting forth the terms and conditions pursuant to which the insurance company will purchase and redeem shares of the Series. For information concerning the purchase of units of the separate accounts, see the variable contract prospectus.
Tax Information
Since the separate accounts are the only shareholders of the Series, no discussion is included herein as to the federal income tax consequences at the shareholder level. For information concerning the federal income tax consequences to the purchasers of variable contracts, see the variable contract prospectus which describes the particular separate account and variable contract.
Payments to Insurance Companies and Other Financial Intermediaries
Series shares are generally available only through intermediaries, i.e., the separate accounts. The Series (and/or its related companies) may pay the insurance companies (and/or their related companies) for distribution and/or other services; some of the payments may, in turn, go to broker-dealers and other financial intermediaries. For example, the Series may make payments for sub-transfer agency services to one or more of the insurance companies. Such payments may create a conflict of interest for an intermediary by influencing the intermediary’s investment recommendations, or be a factor in the insurance company’s decision to include the Series as an underlying investment option in a variable contract. Ask your salesperson or review your variable contract prospectus for more information.
4Virtus Newfleet Multi-Sector Intermediate Bond Series

More About Principal Investment Strategies

Under normal circumstances, the Series invests at least 80% of its assets in fixed income securities. As of the date of this Prospectus, the subadviser intends to invest the Series’ assets in the following sectors of fixed income securities:
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Securities issued or guaranteed as to principal and interest by the U.S. Government, its agencies, authorities or instrumentalities, including collateralized mortgage obligations (“CMOs”), real estate mortgage investment conduits (“REMICs”) and other pass-through securities;

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Debt securities issued by foreign issuers, including foreign governments and their political subdivisions and issuers located in emerging market countries (limited to 50% of the Series’ assets);

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Investment grade securities, which are securities with credit ratings within the four highest rating categories of a nationally recognized statistical rating organization, or if unrated, those that the subadviser determines, pursuant to procedures reviewed and approved by the Board of Trustees, are of comparable quality, including short-term securities; and

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High yield-high risk fixed income securities of U.S. issuers (so-called “junk bonds”) (limited to 50% of the Series’ assets).

The Series may invest in all or some of these sectors. If after the time of investment the rating declines, the Series is not obligated to sell the security. The Series’ policy of investing 80% of its assets in fixed income securities may be changed only upon 60 days’ written notice to shareholders.
Securities are selected using a sector rotation approach. The subadviser seeks to adjust the proportion of Series investments in the sectors described above and the selections within sectors to obtain higher relative returns. Sectors are analyzed by the subadviser for attractive values. Securities within sectors are selected based on general economic and financial conditions, and the issuer’s business, management, cash, assets, earnings and stability. Securities selected for investment are those that the subadviser believes offer the best potential for total return based on risk-reward tradeoff.
The Series manages duration utilizing a duration neutral strategy. Duration measures the interest rate sensitivity of a fixed income security by assessing and weighting the present value of the security’s payment pattern. Generally the longer the maturity the greater the duration and, therefore, the greater effect interest rate changes have on the price of the security. Under normal circumstances, the Series’ average duration is maintained at a level similar to that of its benchmark, the Barclays U.S. Aggregate Bond Index. As of December 31, 2016, the modified adjusted duration of the Barclays U.S. Aggregate Bond Index was 6.90 years; the modified adjusted duration of the Series is expected to be similar in duration to the benchmark. Typically, for a Series maintaining a modified adjusted duration of 6.90 years, a one percent increase in interest rates would cause a 6.90% decrease in the value of the Series’ fixed income assets. Similarly, a one percent decrease in interest rates typically would cause the value of the Series’ fixed income assets to increase by 6.90%.
Temporary Defensive Strategy: During periods of rising interest rates, unstable pricing and currency exchange, or in response to extreme market fluctuations, the subadviser, at its discretion, may take temporary defensive positions that are inconsistent with its principal investment strategies by investing part or all of the Series’ assets in cash or cash equivalents. When this allocation happens, the Series may not achieve its investment objective.
Please see “More About Principal Risks” for information about the risks of investing in the Series.
More About Principal Risks

The Series’ investments are subject generally to market risk and the risk of selecting underperforming securities and asset classes, which may adversely affect the Series and lead to loss of principal.
Debt Securities
Debt securities are subject to various risks, the most prominent of which are credit risk and interest rate risk. These risks can affect a security’s price volatility to varying degrees, depending upon the nature of the instrument. Risks associated with investing in debt securities include the following:
Virtus Newfleet Multi-Sector Intermediate Bond Series5

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Call Risk. There is a risk that issuers will prepay fixed rate obligations when interest rates fall. A Series holding callable securities therefore may be forced to reinvest in obligations with lower interest rates than the original obligations and otherwise not benefit fully from the increase in value that other fixed income securities experience when rates decline.

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Credit Risk. There is a risk that the issuer of a security will fail to pay interest or principal in a timely manner, or that negative perceptions of the issuer’s ability to make such payments will cause the price of the security to decline. Debt securities rated below investment-grade are especially susceptible to this risk.

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Income Risk. The income shareholders receive from the Series is based primarily on the dividends and interest the Series earns from its investments, which can vary widely over the short- and/or long-term. If prevailing market interest rates drop, distribution rates of the Series’ preferred stock holdings and any bond holdings could drop as well. The Series’ income also would likely be affected adversely when prevailing short-term interest rates increase. In certain circumstances, the Series may be treated as receiving income even though no cash is received. The Series may not be able to pay distributions, or may have to reduce distribution levels, if the cash distributions that the Series receives from its investments decline.

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Interest Rate Risk. The values of debt securities usually rise and fall in response to changes in interest rates. Declining interest rates generally increase the value of existing debt instruments, and rising interest rates generally decrease the value of existing debt instruments. Changes in a debt instrument’s value usually will not affect the amount of interest income paid to the Series, but will affect the value of the Series’ shares. Interest rate risk is generally greater for investments with longer maturities.

Certain securities pay interest at variable or floating rates. Variable rate securities reset at specified intervals, while floating rate securities reset whenever there is a change in a specified index rate. In most cases, these reset provisions reduce the effect of changes in market interest rates on the value of the security. However, some securities do not track the underlying index directly, but reset based on formulas that can produce an effect similar to leveraging; others may also provide for interest payments that vary inversely with market rates. The market prices of these securities may fluctuate significantly when interest rates change.
Some investments give the issuer the option to call or redeem an investment before its maturity date. If an issuer calls or redeems an investment during a time of declining interest rates, the Series might have to reinvest the proceeds in an investment offering a lower yield, and therefore it might not benefit from any increase in value as a result of declining interest rates.
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Limited Voting Rights. Debt securities typically do not provide any voting rights, except in cases when interest payments have not been made and the issuer is in default.

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Liquidity Risk. Certain securities in which the Series invests may be difficult to sell at the time and price beneficial to the Series, for example due to low trading volumes or legal restrictions. When there is no willing buyer or a security cannot be readily sold, the Series may have to sell at a lower price or may be unable to sell the security at all. The sale of such securities may also require the Series to incur expenses in addition to those normally associated with the sale of a security.

In addition to this, certain shareholders, including affiliates of a Series' investment adviser and/or subadviser(s), may from time to time own or control a significant percentage of the Series' shares. Redemptions by these shareholders of their shares of the Series may increase the Series' liquidity risk by causing the Series to have to sell securities at an unfavorable time and/or price.
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Long-Term Maturities/Duration Risk. Fixed income securities with longer maturities or durations may be subject to greater price fluctuations due to interest rate, tax law, and general market changes than securities with shorter maturities or durations.

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Redemption Risk. Debt securities sometimes contain provisions that allow for redemption in the event of tax or security law changes, in addition to call features at the option of the issuer. In the event of a redemption, the Series may not be able to reinvest the proceeds at comparable rates of return.

6Virtus Newfleet Multi-Sector Intermediate Bond Series

Foreign Investing
Investing in securities of non-U.S. companies involves special risks and considerations not typically associated with investing in U.S. companies, and the values of non-U.S. securities may be more volatile than those of U.S. securities. The values of non-U.S. securities are subject to economic and political developments in countries and regions where the issuers operate or are domiciled, or where the securities are traded, such as changes in economic or monetary policies, and to changes in currency exchange rates. Values may also be affected by restrictions on receiving the investment proceeds from a non-U.S. country.
In general, less information is publicly available about non-U.S. companies than about U.S. companies. Non-U.S. companies are generally not subject to the same accounting, auditing and financial reporting standards as are U.S. companies. Certain foreign issuers classified as passive foreign investment companies may be subject to additional taxation risk.
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Currency Rate Risk. Because the foreign securities in which the Series invests generally trade in currencies other than the U.S. dollar, changes in currency exchange rates will affect the Series’ net asset value, the value of dividends and interest earned, and gains and losses realized on the sale of securities. Because the value of the Series’ shares is calculated in U.S. dollars, it is possible for the Series to lose money by investing in a foreign security if the local currency of a foreign market depreciates against the U.S. dollar, even if the local currency value of the Series’ holdings goes up. Generally, a strong U.S. dollar relative to such other currencies will adversely affect the value of the Series’ holdings in foreign securities.

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Emerging Market Investing Risk. The risks of foreign investments are generally greater in countries whose markets are still developing than they are in more developed markets. Emerging market countries typically have economic and political systems that are less fully developed, and can be expected to be less stable than those of more developed countries. For example, the economies of such countries can be subject to rapid and unpredictable rates of inflation or deflation. Since these markets are often small, they may be more likely to suffer sharp and frequent price changes or long-term price depression because of adverse publicity, investor perceptions or the actions of a few large investors. They may also have policies that restrict investment by foreigners, or that prevent foreign investors from withdrawing their money at will. Certain emerging markets may also face other significant internal or external risks, including the risk of war and civil unrest. For all of these reasons, investments in emerging markets may be considered speculative.

To the extent that the Series invests a significant portion of its assets in a particular emerging market, the Series will be more vulnerable to financial, economic, political and other developments in that country, and conditions that negatively impact that country will have a greater impact on the Series as compared with a Series that does not have its holdings concentrated in a particular country.
High-Yield/High-Risk Fixed Income Securities (Junk Bonds)
Securities rated “BB” or below by S&P or Fitch, or “Ba” or below by Moody’s, may be known as “high-yield” securities and commonly referred to as “junk bonds.” The highest of the ratings among S&P, Fitch and Moody's is used to determine the security's classification. Such securities entail greater price volatility and credit and interest rate risk than investment-grade securities. Analysis of the creditworthiness of high-yield/high-risk issuers is more complex than for higher-rated securities, making it more difficult for the Series' subadviser to accurately predict risk. There is a greater risk with high-yield/high-risk fixed income securities that an issuer will not be able to make principal and interest payments when due. If the Series pursues missed payments, there is a risk that Series expenses could increase. In addition, lower-rated securities may not trade as often and may be less liquid than higher-rated securities, especially during periods of economic uncertainty or change. As a result of all of these factors, these bonds are generally considered to be speculative.
Market Volatility
The value of the securities in which the Series invests may go up or down in response to the prospects of individual companies and/or general economic conditions. Price changes may be temporary or may last for extended periods.
Instability in the financial markets has exposed the Series to greater market and liquidity risk and potential difficulty in valuing portfolio instruments that it holds. In response to financial markets that experienced extreme volatility, and in some cases a lack of liquidity, the US Government has taken a number of unprecedented actions, including acquiring
Virtus Newfleet Multi-Sector Intermediate Bond Series7

distressed assets from financial institutions and acquiring ownership interests in those institutions. The implications of government ownership and disposition of these assets are unclear. Additional legislation or government regulation may also change the way in which the Series itself is regulated, which could limit or preclude the Series’ ability to achieve its investment objective.
Mortgage-Backed and Asset-Backed Securities
Mortgage-backed securities represent interests in pools of residential mortgage loans purchased from individual lenders by a federal agency or originated and issued by private lenders. Asset-backed securities represent interests in pools of underlying assets such as motor vehicle installment sales or installment loan contracts, leases of various types of real and personal property, and receivables from credit card agreements. These two types of securities share many of the same risks.
The impairment of the value of collateral or other assets underlying a mortgage-backed or asset-backed security, such as that resulting from non-payment of loans, may result in a reduction in the value of such security and losses to the Series.
Early payoffs in the loans underlying such securities may result in the Series receiving less income than originally anticipated. The variability in prepayments will tend to limit price gains when interest rates drop and exaggerate price declines when interest rates rise. In the event of high prepayments, the Series may be required to invest proceeds at lower interest rates, causing the Series to earn less than if the prepayments had not occurred. Conversely, rising interest rates may cause prepayments to occur at a slower than expected rate, which may effectively change a security which was considered short- or intermediate-term into a long-term security. Long-term securities tend to fluctuate in value more widely in response to changes in interest rates than shorter-term securities.
U.S. Government Securities
Obligations issued or guaranteed by the U.S. Government, its agencies, authorities and instrumentalities and backed by the full faith and credit of the United States only guarantee principal and interest will be timely paid to holders of the securities. The entities do not guarantee that the value of Series shares will increase, and in fact the market values of such obligations may fluctuate. In addition, not all U.S. Government securities are backed by the full faith and credit of the United States; some are the obligation solely of the entity through which they are issued. There is no guarantee that the U.S. Government would provide financial support to its agencies and instrumentalities if not required to do so by law.
Management of the Series

The Adviser
VIA has served as the investment adviser to the Series since November 2010. VIA, located at 100 Pearl Street, Hartford, CT 06103, acts as the investment adviser for over 50 mutual funds and as adviser to institutional clients. As of December 31, 2016, VIA had approximately $24.4 billion in assets under management. VIA has acted as an investment adviser for over 80 years and is an indirect wholly-owned subsidiary of Virtus Investment Partners, Inc., a publicly traded multi-manager asset management business.
Pursuant to the Investment Advisory Agreement with the Series and subject to the direction of the Trust’s Board of Trustees, VIA is responsible for managing the Series’ investment program in conformity with the stated policies of the Series as described in this prospectus. VIA, with the approval of the Trust’s Board of Trustees, has selected Newfleet, an affiliate of VIA, to serve as subadviser and perform the day-to-day portfolio management of the Series. Newfleet, subject to the supervision of VIA, is responsible for deciding which securities to purchase and sell for the Series and for placing the Series’ transactions.
The Series pays VIA an investment management fee that is accrued daily against the value of the Series’ net assets at the following annual rate:
1st $250 million	$250+ million through $500 million	Over $500 million
0.50%	0.45%	0.40%
For its last fiscal year, the Series paid advisory fees at the rate of 0.50% of its average net assets.
8Virtus Newfleet Multi-Sector Intermediate Bond Series

The Trust has entered into an expense limitation agreement with VIA whereby VIA has agreed to reimburse the Series for expenses necessary or appropriate for the operation of the Series (excluding certain expenses, such as front-end or contingent deferred sales charges, taxes, interest, brokerage commissions, unusual or infrequently occurring expenses (such as litigation) and acquired fund fees and expenses, if any) to the extent that such expenses exceed 0.94% of the Series’ Class A Shares and 0.69% of the Series’ Class I Shares average net assets. This expense limitation agreement is in place through April 30, 2018. After April 30, 2018, VIA may discontinue this expense reimbursement arrangement at any time. Under certain conditions, VIA may recapture operating expenses reimbursed under an expense reimbursement arrangement for a period of three years following the time such reimbursement occurred.
VIA serves as a manager of managers of the Series. In this capacity, VIA: (i) sets the Series’ overall investment strategies; (ii) evaluates, selects, and recommends to the Board one or more subadvisers needed to manage all or part of the assets of the Series; (iii) monitors and evaluates the subadvisers’ investment programs and results as well as the performance of the subadvisers relative to the applicable benchmark indexes; and (iv) reviews the Series’ compliance with its investment objectives, policies and restrictions.
The Trust and VIA have each received an exemptive order from the Securities and Exchange Commission (“SEC”) that permits VIA, subject to certain conditions and without the approval of shareholders to: (a) employ a new unaffiliated subadviser for a Series pursuant to the terms of a new subadvisory agreement, in each case either as a replacement for an exiting subadviser or as an additional subadviser; (b) change the terms of any subadvisory agreement; and (c) continue the employment of an existing subadviser on the same subadvisory agreement terms where an agreement has been assigned because of a change in control of the subadviser. In such circumstances, shareholders would receive notice of such action, including the information concerning the new subadviser that normally is provided in a proxy statement.
The Subadviser
Newfleet, an affiliate of VIA, is the subadviser to the Series (since 2011) and is located at 100 Pearl Street, Hartford, CT 06103. Newfleet acts as subadviser to mutual funds and as adviser to institutions and individuals. As of December 31, 2016, Newfleet had approximately $11.8 billion in assets under management. Newfleet has been an investment adviser since 1989.
From its investment advisory fee, VIA, not the Series, pays Newfleet for its subadvisory services at the annual rate of 50% of the net advisory fee.
Board of Trustees’ Approval of Investment Advisory and Subadvisory Agreements
The Trust’s annual report to shareholders for the year ended December 31, 2016 contains a discussion regarding the basis for the Trust’s Board of Trustees' approval of the investment advisory and investment subadvisory agreements for the Series.
Portfolio Management
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David L. Albrycht, CFA.  Mr. Albrycht is President and Chief Investment Officer at Newfleet (since June 2011). Mr. Albrycht has been Portfolio Manager of the Series since 1998. Prior to joining Newfleet in 2011, he was Executive Managing Director (2008 to 2011) and Vice President (2005 to 2008), Fixed Income, of Goodwin Capital Advisers, Inc. (“Goodwin”). Previously, he was associated with VIA, which was an affiliate of Goodwin. He managed fixed income portfolios for Goodwin affiliates since 1991. Mr. Albrycht also manages several fixed income mutual funds as well as two closed-end funds, an exchange-traded fund and a UCIT.

The statement of additional information (“SAI”) provides additional information about the portfolio manager’s compensation, other accounts managed by the portfolio manager and the portfolio manager’s ownership of securities in the Series.
Risks Associated with Other Investment Strategies and Series Operations

Information about the Series’ principal investment strategies and risks appears in the Fund Summary section and the sections entitled “More About Principal Investment Strategies” and “More About Principal Risks” above.
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The information below describes other investment strategies that the Series may use that are not principal strategies and the risks of those strategies, arranged in alphabetical order, as well as other operational risks. Further descriptions of these investment strategies and practices can be found in the SAI. The greater an investment in a particular asset class by the Series, the greater the impact to the Series of the risks related to the class.
Convertible Securities
Convertible securities are bonds, debentures, notes, preferred stock, rights, warrants or other securities that may be converted into or exchanged for a prescribed amount of common stock or other security of the same or a different issuer or into cash within a particular period of time at a specified price or formula. A convertible security generally entitles the holder to receive interest paid or accrued on debt securities or the dividend paid on preferred stock until the convertible security matures or is redeemed, converted or exchanged. If a convertible security is called for redemption, the Series may have to redeem the security, convert it into common stock or sell it to a third party at a price and time that is not beneficial for the Series. The value of convertible securities tends to decline as interest rates rise and, because of the conversion feature, tends to vary with fluctuations in the market value of the underlying securities. Securities convertible into common stocks may have higher yields than common stocks but lower yields than comparable nonconvertible securities.
Cybersecurity
With the increased use of technologies such as the Internet to conduct business, the Series have become potentially more susceptible to operational and information security risks through breaches in cybersecurity. In general, a breach in cybersecurity can result from either a deliberate attack or an unintentional event. Cybersecurity breaches may involve, among other things, infection by computer viruses or other malicious software code or unauthorized access to the digital information systems, networks or devices of the Series or their service providers (including, but not limited to, the Series’ investment adviser, transfer agent, custodian, administrators and other financial intermediaries) through “hacking” or other means, in each case for the purpose of misappropriating assets or sensitive information (including, for example, personal shareholder information), corrupting data or causing operational disruption or failures in the physical infrastructure or operating systems that support the Series. Any such cybersecurity breaches or losses of service may cause the Series to lose proprietary information, suffer data corruption or lose operational capacity, which, in turn, could cause the Series to incur regulatory penalties, reputational damage, additional compliance costs associated with corrective measures, and/or financial loss. While the Series and their service providers have established business continuity plans and risk management systems designed to prevent or reduce the impact of cybersecurity attacks, there are inherent limitations in such plans and systems due in part to the ever-changing nature of technology and cybersecurity attack tactics, and there is a possibility that certain risks have not been adequately identified or prepared for. Cybersecurity risks may also impact issuers of securities in which the Series invest, which may cause the Series’ investments in such issuers to lose value.
Derivatives
Derivative transactions are contracts whose value is derived from the value of an underlying asset, index or rate, including futures, options, non-deliverable forwards, forward foreign currency exchange contracts and swap agreements. The Series may use derivatives to hedge against factors that affect the value of its investments, such as interest rates and foreign currency exchange rates. The Series may also utilize derivatives as part of its overall investment technique to gain or lessen exposure to various securities, markets, volatility, dividend payments and currencies.
Derivatives typically involve greater risks than traditional investments. It is generally more difficult to ascertain the risk of, and to properly value, derivative contracts. Many derivatives, and particularly those that are privately negotiated, are complex and often valued subjectively. Improper valuations can result in increased cash payment requirements to counterparties or a loss of value to the Series. The prices of derivatives may move in unexpected ways, especially in abnormal market conditions. Derivatives are usually less liquid than traditional securities and are subject to counterparty risk (the risk that the other party to the contract will default or otherwise not be able to perform its contractual obligations). In addition, some derivatives transactions may involve potentially unlimited losses.
Derivative contracts entered into for hedging purposes may also subject the Series to losses if the contracts do not correlate with the assets, indexes or rates they were designed to hedge. Gains and losses derived from hedging transactions are, therefore, more dependent upon the subadviser’s ability to correctly predict the movement of the underlying asset prices, indexes or rates.
10Virtus Newfleet Multi-Sector Intermediate Bond Series

As an investment company registered with the SEC, the Series is required to identify on its books (often referred to as “asset segregation”) liquid assets, or engage in other SEC-approved measures, to “cover” open positions with respect to certain kinds of derivative instruments. If the Series invests in such instruments and has insufficient cash to meet such requirements, it may have to sell other investments, including at disadvantageous times.
Governments, agencies and/or other regulatory bodies may adopt or change laws or regulations that could adversely affect the Series' ability to invest in derivatives as the Series' subadviser intends. The Dodd-Frank Wall Street Reform and Consumer Protection Act (the “Dodd-Frank Act”), among other things, grants the Commodity Futures Trading Commission (the “CFTC”) and SEC broad rulemaking authority to implement various provisions of the Dodd-Frank Act including comprehensive regulation of the over-the-counter (“OTC”) derivatives market. The implementation of the Dodd-Frank Act could adversely affect the Series by placing limits on derivative transactions, and/or increasing transaction and/or regulatory compliance costs. For example, the CFTC has recently adopted new rules that will apply a new aggregation standard for position limit purposes, which may further limit the Series' ability to trade futures contracts and swaps.
There are also special tax rules applicable to certain types of derivatives, which could affect the amount, timing and character of the Series' income or loss and hence of its distributions to shareholders by causing holding period adjustments, converting short-term capital losses into long-term capital losses, and accelerating the Series' income or deferring its losses. The Series' use of derivatives may also increase the amount of taxes payable by shareholders or the resources required by the Series or its adviser and/or subadviser(s) to comply with particular regulatory requirements.
Equity Securities
Generally, prices of equity securities are more volatile than those of fixed income securities. The prices of equity securities will rise and fall in response to a number of different factors. In particular, equity securities will respond to events that affect entire financial markets or industries (such as changes in inflation or consumer demand) and to events that affect particular issuers (such as news about the success or failure of a new product). Equity securities also are subject to “stock market risk,” meaning that stock prices in general may decline over short or extended periods of time. When the value of the stocks held by the Series goes down, the value of the Series’ shares will be affected.
Exchange-Traded Funds (“ETFs”)
ETFs invest in a portfolio of securities designed to track a particular market segment or index. The risks associated with investing in ETFs generally reflect the risks of owning shares of the underlying securities the ETF is designed to track, although lack of liquidity in an ETF could result in its value being more volatile than the underlying portfolio of securities. Assets invested in ETFs incur a layering of expenses, including operating costs and advisory fees that Series shareholders indirectly bear; such expenses may exceed the expenses the Series would incur if it invested directly in the underlying portfolio of securities the ETF is designed to track. Shares of ETFs trade on a securities exchange and may trade at, above, or below their net asset value.
Foreign Currency Transactions
The Series may engage in foreign currency transactions, including foreign currency forward contracts, options, swaps and other similar strategic transactions. These transactions may be for the purposes of hedging or efficient portfolio management, or may be for investment purposes, and they may be exchange traded or traded directly with market counterparties. Such investments may not prove successful or may have the effect of limiting gains from favorable market movements.
The Series may use derivatives to acquire positions in various currencies, which presents the risk that the Series could lose money on its exposure to a particular currency and also lose money on the derivative. The Series also may take positions in currencies that do not correlate to the currency exposure presented by the Series' other investments. As a result, the Series' currency exposure may differ, in some cases significantly, from the currency exposure of its other investments and/or its benchmarks.
Illiquid and Restricted Securities
Certain securities in which the Series invests may be difficult to sell at the time and price beneficial to the Series, for example due to low trading volumes or legal restrictions. When there is no willing buyer or a security cannot be readily sold, the Series may have to sell at a lower price or may be unable to sell the security at all. The sale of such securities may also require the Series to incur expenses in addition to those normally associated with the sale of a security.
Virtus Newfleet Multi-Sector Intermediate Bond Series11

Leverage
When the Series makes investments in futures contracts, forward contracts, swaps and other derivative instruments, the futures contracts, forward contracts, swaps and certain other derivatives provide the economic effect of financial leverage by creating additional investment exposure, as well as the potential for greater loss. When the Series uses leverage through activities such as borrowing, entering into short sales, purchasing securities on margin or on a when-issued basis, or purchasing derivative instruments in an effort to increase its returns, the Series has the risk of magnified capital losses that occur when losses affect an asset base, enlarged by borrowings or the creation of liabilities, that exceeds the net assets of the Series. The value of the shares of the Series employing leverage will be more volatile and sensitive to market movements. Leverage may also involve the creation of a liability that requires the Series to pay interest.
Operational
An investment in the Series, like any mutual fund, can involve operational risks arising from factors such as processing errors, human errors, inadequate or failed internal or external processes, failures in systems and technology, changes in personnel and errors caused by third-party service providers. The occurrence of any of these failures, errors or breaches could result in a loss of information, regulatory scrutiny, reputational damage or other events, any of which could have a material adverse effect on the Series. While the Series seeks to minimize such events through controls and oversight, there may still be failures that could cause losses to the Series.
Repurchase Agreements
The Series may invest in repurchase agreements with commercial banks, brokers and dealers considered by the subadviser to be creditworthy. Such agreements subject the Series to the risk of default or insolvency of the counterparty.
Securities Lending
The Series may loan portfolio securities with a value up to one-third of its total assets to increase its investment returns. If the borrower is unwilling or unable to return the borrowed securities when due, the lending Series can suffer losses. In addition, there is a risk of delay in receiving additional collateral or in the recovery of the securities, and a risk of loss of rights in the collateral, in the event that the borrower fails financially. There is also a risk that the value of the investment of the collateral could decline, causing a loss to the Series.
Unrated Fixed Income Securities
The Series’ subadviser has the authority to make determinations regarding the quality of unrated fixed income securities for the purposes of assessing whether they meet the Series’ investment restrictions. However, analysis of unrated securities is more complex than that of rated securities, making it more difficult for the subadviser to accurately predict risk. Unrated fixed income securities may not be lower in quality than rated securities, but due to their perceived risk they may not have as broad a market as rated securities, making it more difficult to sell unrated securities.
When-Issued and Delayed-Delivery Securities
The Series may purchase securities on a when-issued or delayed-delivery basis. The value of the security on its settlement date may be more or less than the price paid as a result of changes in interest rates and market conditions. If the value of such a security on its settlement date is less than the price paid by the Series, the value of the Series’ shares may decline.
Zero Coupon, Step coupon, Deferred Coupon and PIK Bonds
The Series may invest in any combination of zero coupon and step coupon bonds and bonds on which interest is payable in kind (“PIK”). The market prices of these bonds generally are more volatile than the market prices of securities that pay interest on a regular basis. Since the Series will not receive cash payments earned on these securities on a current basis, the Series may be required to make distributions from other sources. This may result in higher portfolio turnover rates and the sale of securities at a time that is less favorable.
Distribution Plan (Class A Shares only)

The Trust, on behalf of each series of the Trust, including with respect to the Class A Shares of the Virtus Newfleet Multi-Sector Intermediate Bond Series, has adopted a plan pursuant to Rule 12b-1 under the Investment Company Act
12Virtus Newfleet Multi-Sector Intermediate Bond Series

of 1940 (the “Distribution Plan”). Pursuant to the Distribution Plan, the Trust has entered into a Distribution Agreement relating to the Distribution Plan with VP Distributors, LLC (the “Distributor”) located at 100 Pearl Street, Hartford, CT 06103. The Distributor is an affiliate of the adviser, and serves as principal underwriter for the Trust. The Distribution Plan permits the use of Series assets to help finance the distribution of the shares of the Series.
Under the Distribution Plan, the Trust, on behalf of each Series, is permitted to pay to the Distributor (who may in turn pay other service providers) up to a total of 0.25% of the average daily net assets of Class A of the Series, as payment for services rendered in connection with the distribution of shares. Because these fees are paid out of Series assets on an ongoing basis, over time these costs will increase the cost of your investment and may cost you more than other types of sales charges.
More About the Trust and the Series

Organization of the Trust
The Trust was organized as a Massachusetts business trust on February 18, 1986. It was subsequently reorganized into a Delaware statutory trust on February 14, 2011. The Trust currently consists of nine series of which the Series is one. The Trust’s business and affairs are managed by its Board of Trustees.
Shares of Beneficial Interest
Shares (including fractional shares) of the Series have equal rights with regard to voting, redemptions, dividends, distributions and liquidations with respect to the Series. All voting rights of the separate accounts as shareholders are passed through to the variable contract owners. Shareholders of all series of the Trust currently vote on the election of Trustees and other matters. On matters affecting an individual series such as the Series (such as approval of an advisory or subadvisory agreement or a change in fundamental investment policies), a separate vote of that series is required. On matters affecting an individual class (such as approval of matters relating to a Distribution Plan for a particular class of shares), a separate vote of that class is required. The Trust is not required to hold annual shareholder meetings.
Series shares attributable to any insurance company assets and Series shares for which no timely instructions from variable contract owners are received will be voted by the appropriate insurance company in the same proportion as those shares for which instructions are received.
The assets received by the Trust for the issue or sale of shares of the Series, and all income, earnings, profits and proceeds thereof, subject only to the rights of creditors, are allocated to the Series, and constitute the underlying assets of the Series. The underlying assets of the Series are required to be segregated on the books of account, and are to be charged with the expenses of the Series and with a share of the general expenses of the Trust. Any general expenses of the Trust not readily identifiable as belonging to a particular series shall be allocated by or under the direction of the Trustees in such manner as the Trustees determine to be fair and equitable.
Taxes
The Trust intends for the Series to qualify as a regulated investment company (“RIC”) by satisfying the requirements under Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”), including requirements with respect to diversification of assets, distribution of income, and sources of income. In general, a series that qualifies as a RIC will be relieved of federal income tax on its net investment income and net capital gains distributed to its shareholders. In addition, the Trust intends for the Series to comply with the investment diversification requirements for variable contracts contained in the Code. Moreover, the Trust intends to distribute sufficient net investment income and net capital gains of the Series to avoid imposition of any federal excise tax.
Accordingly, the Trust intends that, at the close of each quarter of the taxable year, (i) not more than 25% of the market value of the Series’ total assets will be invested in the securities of a single issuer and (ii) with respect to 50% of the market value of the Series’ total assets, not more than 5% of the market value of the Series’ total assets will be invested in the securities of a single issuer and the Series will not own more than 10% of the outstanding voting securities of a single issuer.
Actual and deemed distributions of ordinary income and net capital gains generally are taxable to the Series’ shareholders, which in this case are the separate accounts. Because the sole shareholders of the Series will be the separate accounts, no discussion is included in this prospectus as to the federal income tax consequences at the
Virtus Newfleet Multi-Sector Intermediate Bond Series13

shareholder level. For information concerning the federal income tax consequences to purchasers of the variable contracts, please see the variable contract prospectuses.
Disruptive Trading and Market Timing
As an investment vehicle for variable contracts, which are designed as long-term investments, the Series is not appropriate for “market timing” or other trading strategies that entail rapid or frequent investment and trading. Frequent purchases, redemptions and transfers, transfers into and then out of the Series in a short period of time, and transfers of large amounts at one time may be indicative of market timing and otherwise disruptive trading (“Disruptive Trading”), which can have risks and harmful effects for other investors. These risks and harmful effects include:
•
dilution of the interests of long-term investors, if market timers or others transfer into the Series at prices that are below the true value or exchange out of the Series at prices that are higher than the true value;

•
an adverse effect on portfolio management, such as causing the Series to maintain a higher level of cash than would otherwise be the case, or causing the Series to liquidate investments prematurely; and

•
increased brokerage and administrative expenses.

Funds that invest primarily in international securities may be more susceptible to pricing arbitrage opportunities because of time zone differences between the closing of international and domestic markets. Funds that invest primarily in small and mid-cap securities may be more susceptible to arbitrage opportunities because of the less liquid nature of small and mid-cap securities. In addition, funds that hold significant investments in high yield bonds may also be susceptible to market timing because high yield bonds are often thinly traded so that their market prices may not accurately reflect current market developments. To the extent that the Series invests in these types of securities, it may be more susceptible to the risks of Disruptive Trading.
In order to attempt to protect Trust investors, the Trust’s Board of Trustees has adopted market timing policies reasonably designed to discourage Disruptive Trading. The Trust reserves the right to amend these policies at any time without prior notice. Because the record owners of the Series are the insurance companies and not the variable contract owners, the Trust is not ordinarily in a position to monitor for or uncover Disruptive Trading by variable contract owners. Therefore, under the Trust’s policies, the Trust delegates to each insurance company the duty to establish and maintain policies and procedures designed to detect, monitor and deter (including, without limitation, by rejecting specific purchase orders) investors (or their agents) whose purchase and redemption activity follows a Disruptive Trading pattern, and to take such other actions as the insurance company may deem necessary to discourage or reduce Disruptive Trading activities. An insurance company may only modify such policies and procedures if it provides reasonable notice to the Trust and the Trust’s Chief Compliance Officer. Please see your variable contract prospectus for information relating to applicable restrictions on purchases or transfers through your variable contract.
The Trust may also take certain actions to stop Disruptive Trading, including imposing redemption fees for the Series and ceasing sales of additional shares of the Series to a separate account through which variable contract owners are engaging in Disruptive Trading. Because the Trust reserves discretion in applying these policies, they may not be applied uniformly. In addition, the Trust, as required under SEC regulations, has entered into an agreement with each insurance company under which the insurance companies have agreed to provide the Trust or its designee with information about variable contract owner transactions in the Series upon request.
Although the Trust will endeavor to ensure that each insurance company can and does identify and deter Disruptive Trading by its variable contract owners, the Trust cannot control their efforts or guarantee their success at deterrence. In addition, the Trust cannot guarantee that monitoring by the insurance companies and the Trust will be 100% successful in detecting all Disruptive Trading activity. Consequently, there is a risk that some investors could engage in Disruptive Trading while others will bear the effects of their Disruptive Trading activities.
Portfolio Holdings
A description of the Trust’s policies and procedures with respect to the disclosure of the Series’ portfolio securities is available in the SAI.
Investing in the Series

Shares of the Series are not available to the public directly. You may invest in the Series by buying a variable accumulation annuity contract or a variable universal life insurance policy from an insurance company and directing the
14Virtus Newfleet Multi-Sector Intermediate Bond Series

allocation of the net purchase payment(s) to the investment option corresponding to the Series. The appropriate insurance company will, in turn, invest payments in shares of the Series as the investor directs at the net asset value next determined.
The Series offers Class A Shares and Class I Shares. Both share classes may not be available for purchase through your variable contract. See your variable contract prospectus for a description of the available share class(es).
Sales Charge and Surrender Charges
The Series does not assess any sales charge, either when it sells or when it redeems securities. The sales charges that may be assessed under the variable contracts or policies are described in the variable contract prospectuses, as are other charges.
Determination of Net Asset Value
The net asset value (“NAV”) per share of the Series is determined as of the close of regular trading of the New York Stock Exchange (“NYSE”) on days when the NYSE is open for trading. Since the Series does not price securities on weekends or United States national holidays, but foreign markets may be open on these days, the value of any foreign assets of the Series and, therefore, the Series’ NAV may be significantly affected on days when an investor has no access to the Series. The NAV per share of the Series is determined by adding the values of all securities and other assets of the Series, subtracting liabilities and dividing by the total number of outstanding shares of the Series. Assets and liabilities are determined in accordance with generally accepted accounting principles and applicable rules and regulations of the SEC.
Assets: Equity securities are valued at the official closing price (typically last sale) on the exchange on which the securities are principally traded or, if no closing price is available or there had been no sale that day, at the last bid price. Debt securities are valued on the basis of broker quotations or valuations provided by a pricing service which utilizes information with respect to recent sales, market transactions in comparable securities, quotations from dealers, and various relationships between securities in determining value. Shares of other investment companies are valued at their respective NAVs. All other securities and assets are valued at their fair value as determined in good faith by or under the direction of the Trustees. Other assets, such as accrued interest, accrued dividends and cash are also included in determining the Series’ NAV.
A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary exchange for such security by the Trustees or their delegates. Because of the need to obtain prices as of the close of trading on exchanges throughout the world, the calculation of the NAV of the Series may not take place contemporaneously with the determination of the prices of certain portfolio securities of the Series. All assets and liabilities initially expressed in foreign currency values will be converted into United States dollar values using the foreign currency exchange rate of such currencies against United States dollars as last quoted by any recognized dealer. If an event were to occur after the value of an investment was so established but before the NAV per share was determined, which was likely to materially change the NAV, then the instrument would be valued using fair value considerations by the Board or its delegates.
Liabilities: Accrued liabilities for the Series-specific expenses (if any) and other liabilities are deducted from the assets of the Series. Accrued expenses and liabilities that are not Series-specific are allocated among the series of the Trust in proportion to each series’ net assets except where an alternative allocation can be more appropriately made.
Fair Valuation
If market quotations are not readily available or available prices are not reliable, the Series determines a “fair value” for an investment according to policies and procedures approved by the Board of Trustees. The types of assets for which such pricing might be required include: (i) securities whose trading has been suspended; (ii) securities where the trading market is unusually thin or trades have been infrequent; (iii) debt securities that have recently gone into default and for which there is no current market quotation; (iv) a security whose market price is not available from an independent pricing source and for which otherwise reliable quotes are not available; (v) securities of an issuer that has entered into a restructuring; (vi) a security whose price as provided by any pricing source does not, in the opinion of the adviser/subadviser, reflect the security’s market value; (vii) foreign securities subject to trading collars for which no or limited trading takes place; (viii) securities where the market quotations are not readily available as a result of “significant” events; and (ix) securities whose principal exchange or trading market is closed for an entire business day on which the Series needs to determine its NAV. This list is not inclusive of all situations that may require a security to be fair valued, nor is it intended to be conclusive in determining whether a specific event requires fair valuation.
Virtus Newfleet Multi-Sector Intermediate Bond Series15

The value of any portfolio security held by the Series for which market quotations are not readily available shall be determined in good faith and in a manner that assesses the security’s “fair value” on the valuation date (i.e., the amount that the Series might reasonably expect to receive for the security upon its current sale), based on a consideration of all available facts and all available information, including, but not limited to, the following: (i) the fundamental analytical data relating to the investment; (ii) the value of other relevant financial instruments, including derivative securities, traded on other markets or among dealers; (iii) an evaluation of the forces which influence the market in which these securities are purchased and sold (e.g., the existence of merger proposals or tender offers that might affect the value of the security); (iv) the type of the security; (v) the size of the holding; (vi) the initial cost of the security; (vii) trading volumes on markets, exchanges or among broker-dealers; (viii) price quotes from dealers and/or pricing services; (ix) values of baskets of securities traded on other markets, exchanges, or among dealers; (x) changes in interest rates; (xi) information obtained from the issuer, analysts, other financial institutions and/or the appropriate stock exchange (for exchange traded securities); (xii) an analysis of the company’s financial statements; (xiii) government (domestic or foreign) actions or pronouncements (xiv) recent news about the security or issuer; (xv) whether two or more dealers with whom the adviser/subadviser regularly effects trades are willing to purchase or sell the security at comparable prices; and (xvi) other news events or relevant matters.
Certain foreign common stocks may be fair valued in cases where closing prices are not readily available or are deemed not reflective of readily available market prices. For example, events (such as movement in the U.S. securities market, or other regional and local developments) may occur between the time that foreign markets close (where the security is principally traded) and the time that the Series calculates its NAV (generally, the close of regular trading on the NYSE) that may impact the value of securities traded in these foreign markets. In such cases, information from an external vendor may be utilized to adjust closing market prices of certain foreign common stocks to reflect their fair value. Because the frequency of significant events is not predictable, fair valuation of certain foreign common stocks may occur on a frequent basis.
The value of a security, as determined using the Series’ fair valuation procedures, may not reflect such security’s market value.
16Virtus Newfleet Multi-Sector Intermediate Bond Series

Financial Highlights

The financial highlights table provided below is intended to help you understand the Series’ financial performance for the past five years. Certain information reflects financial results for a single share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the Series (assuming reinvestment of all dividends and distributions). These figures do not include the imposition of separate account fees or expenses. If such fees or expenses were reflected, performance would be lower. This information has been audited by PricewaterhouseCoopers LLP, the independent registered public accounting firm for the Series. Their report and the Series’ financial statements are included in the Series’ annual report to shareholders and incorporated by reference in the SAI.
Virtus Newfleet Multi-Sector Intermediate Bond Series—Class A Shares
	1/1/16 to 12/31/16		1/1/15 to 12/31/15	1/1/14 to 12/31/14	1/1/13 to 12/31/13	1/1/12 to 12/31/12
Net Asset Value, Beginning of Period	$8.75		9.25	9.54	9.88	9.18
Net Investment Income (Loss)(1)	0.44		0.45	0.48	0.51	0.58
Net Realized and Unrealized Gain (Loss)	0.37		(0.56)	(0.29)	(0.30)	0.74
Total from Investment Operations	0.81		(0.11)	0.19	0.21	1.32
Dividends from Net Investment Income	(0.42)		(0.39)	(0.48)	(0.55)	(0.62)
Distributions from Net Realized Gains	—		—	—	—	—
Total Distributions	(0.42)		(0.39)	(0.48)	(0.55)	(0.62)
	—		—(10)	—	—	—
Change in Net Asset Value	0.39		(0.50)	(0.29)	(0.34)	0.70
Net Asset Value, End of Period	$9.14		8.75	9.25	9.54	9.88
Total Return(2)	9.29%(11)		(1.26)	1.90	2.25	14.69
Net Assets, End of Period (in thousands)	$128,969		134,558	154,915	171,995	203,775
Ratio of Net Operating Expenses to Average Net Assets(3)	0.94	%(5)(9)(11)	0.95(5)(9)	0.94	0.94	0.78(4)
Ratio of Gross Operating Expenses to Average Net Assets (before waivers and reimbursements)(3)	1.00%		1.03	1.01	0.96	0.94
Ratio of Net Investment Income to Average Net Assets	4.82%(11)		4.89	4.93	5.23	5.94
Portfolio Turnover Rate	68%		55	48	56	85
Virtus Newfleet Multi-Sector Intermediate Bond Series—Class I Shares
	1/1/16 to 12/31/16		1/1/15 to 12/31/15	1/1/14 to 12/31/14	4/30/13(6) to 12/31/13
Net Asset Value, Beginning of Period	$8.74		9.24	9.53	10.19
Net Investment Income (Loss)(1)	0.47		0.47	0.51	0.36
Net Realized and Unrealized Gain (Loss)	0.35		(0.56)	(0.29)	(0.44)
Total from Investment Operations	0.82		(0.09)	0.22	(0.08)
Dividends from Net Investment Income	(0.44)		(0.41)	(0.51)	(0.58)
Distributions from Net Realized Gains	—		—	—	—
Total Distributions	(0.44)		(0.41)	(0.51)	(0.58)
Payment From Affiliate	—		—(10)	—	—
Change in Net Asset Value	0.38		(0.50)	(0.29)	(0.66)
Net Asset Value, End of Period	$9.12		$8.74	9.24	9.53
Total Return(2)	9.46%(11)		(1.00)	2.16	(0.89)(8)
Net Assets, End of Period (in thousands)	$242		213	223	124
Ratio of Net Operating Expenses to Average Net Assets(3)	0.69	%(5)(9)(11)	0.70(5)(9)	0.69	0.69(7)
Ratio of Gross Operating Expenses to Average Net Assets (before waivers and reimbursements)(3)	0.75%		0.78	0.76	0.71(7)
Ratio of Net Investment Income to Average Net Assets	5.08%(11)		5.11	5.19	5.54(7)
Portfolio Turnover Rate	68%		55	48	56
Footnote Legend:
(1)
Computed using average shares outstanding.

Virtus Newfleet Multi-Sector Intermediate Bond Series17

(2)
The total return does not include the expenses associated with the annuity or life insurance policy through which you invest.

(3)
The Series will also indirectly bear their prorated share of expenses of any underlying funds in which it invests. Such expenses are not included in the calculation of this ratio.

(4)
Blended net expense ratio due to a change in expense limitation agreements during the fiscal year.

(5)
Earnings credits from Custodian were not material, as reflected in the Statements of Operations, and had no impact on Financial Highlights.

(6)
Inception Date.

(7)
Annualized.

(8)
Not Annualized.

(9)
Net expense ratios include proxy expenses.

(10)
Amount is less than $.005 per share and payment from affiliate had no impact on total performance.

(11)
Custody fees reimbursed were excluded from the Ratio of Net Expenses to Average Net Assets and Ratio of Net Investment Income (Loss) to Average Net Assets. If included the impact would have been to lower the Ratio of Net Expenses and increase the Ratio of Net Investment Income (Loss) by 0.04% for Class A Shares and 0.05% for Class C Shares.

18Virtus Newfleet Multi-Sector Intermediate Bond Series

100 Pearl Street
Hartford, CT 06103
ADDITIONAL INFORMATION
You can find more information about the Series in the following documents:
Annual and Semiannual Reports
Annual and semiannual reports contain more information about the Series’ investments. The annual report discusses the market conditions and investment strategies that significantly affected the Series’ performance during the last fiscal year.
Statement of Additional Information (SAI)
The SAI contains more detailed information about the Series. It is incorporated by reference and is legally part of the prospectus.
To obtain free copies of these documents, you can download copies at virtus.com/our-products/vit, or you can request copies by calling us toll-free at 800-367-5877. You can also call this number to request other information about the Series or to make shareholder inquiries.
Information about the Series (including the SAI) can be reviewed and copied at the Securities and Exchange Commission’s (SEC) Public Reference Room in Washington, DC. For information about the operation of the Public Reference Room, call 202-551-8090. This information is also available on the SEC’s Internet site at sec.gov. You may also obtain copies upon payment of a duplicating fee by writing the Public Reference Section of the SEC, Washington, DC 20549-6009 or by electronic request at publicinfo@sec.gov.
Virtus Customer Service: 800-367-5877
Virtus Variable Insurance Trust (VVIT)
Investment Company Act File No. 811-04642	5-17
8504

VIRTUS VARIABLE INSURANCE TRUST PROSPECTUS
Virtus Rampart Enhanced Core Equity Series

The Prospectus describes the Virtus Rampart Enhanced Core Equity Series (the “Series”), which is available as an underlying investment through a variable life insurance policy or a variable annuity contract (a "variable contract”). For information about your variable contract, including information about insurance-related expenses, see the prospectus for your variable contract.
May 1, 2017

The Securities and Exchange Commission has not approved or disapproved of these securities or determined if this prospectus is truthful or complete. Any representation to the contrary is a criminal offense. Please carefully consider the investment objectives, risks, charges and expenses of the Series before investing. For this and other information about any Virtus Variable Insurance Trust series, call 800-367-5877 or visit virtus.com for a prospectus. Read it carefully before you invest.
Not FDIC Insured No Bank Guarantee May Lose Value

Virtus Rampart Enhanced Core Equity Series

Virtus Rampart Enhanced Core Equity Series

Fund Summary
Investment Objective
The Series has investment objectives of capital appreciation and current income.
Fees and Expenses
The following table describes the fees and expenses you may pay if you buy and hold shares of the Virtus Rampart Enhanced Core Equity Series. The table does not include any fees or sales charges imposed under the variable contracts for which the Series is an investment option. If they were included, your costs would be higher.
Shareholder Fees (fees paid directly from your investment)	Class A
Shareholder Fees	Non	e
Annual Series Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)	Class A
Management Fees	0.70%
Distribution and/or Service (12b-1) Fees	0.25%
Other Expenses	0.24%
Acquired Fund Fees and Expenses	0.02%
Total Annual Series Operating Expenses (a)	1.21%
Less: Expense Reimbursement(b)	(0.21)%
Total Annual Series Operating Expenses After Expense Reimbursement(a)(b)	1.00%
(a)
The Total Annual Series Operating Expenses do not correlate to the ratio of expenses to average net assets appearing in the Financial Highlights tables, which tables reflect only the operating expenses of the Series and do not include proxy expenses or acquired fund fees and expenses.

(b)
The Series' investment adviser has contractually agreed to limit the Series' total annual operating expenses (excluding certain expenses, such as front-end or contingent deferred sales charges, taxes, interest, brokerage commissions, unusual or infrequently occurring expenses (such as litigation) and acquired fund fees and expenses, if any) so that such expenses do not exceed 0.98% through April 30, 2018. Following the contractual period, the adviser may discontinue this expense reimbursement arrangement at any time. Under certain conditions, the adviser may recapture operating expenses reimbursed under this arrangement for a period of three years following the time such reimbursement occurred.

Example
This example is intended to help you compare the cost of investing in the Series with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Series for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year, that the Series’ total operating expenses remain the same and that the expense reimbursement arrangement remains in place for the contractual period. The example does not reflect variable contract fees and charges, and if it did, the costs shown would be higher. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
	1 Year	3 Years	5 Years	10 Years
Class A	$102	$363	$645	$1,447
Portfolio Turnover
The Series pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in Annual Series Operating Expenses or in the Example, affect the Series’ performance. During the most recent fiscal year, the Series’ portfolio turnover rate was 241% of the average value of its portfolio.
Virtus Rampart Enhanced Core Equity Series1

Principal Investment Strategies
The Series seeks to achieve its investment objectives by investing in ETFs, and/or securities representing the following sectors of the S&P 500® Index: consumer discretionary, consumer staples, energy, financials, healthcare, industrials, materials, technology, and utilities. The Series will also invest in exchange-traded funds ("ETFs") representing market segments that include low volatility and high beta securities. Allocations are based on a proprietary rules-based momentum model that looks to overweight those sectors and market segments that experienced stronger recent relative performance.
An options strategy is employed for the purpose of seeking to generate additional income. The strategy utilizes index-based, out-of-the-money put and call credit spreads. The strategy is driven by implied volatility, as measured by the CBOE Volatility Index® (VIX®), and seeks to exploit pricing inefficiencies in the S&P 500® Index.
Principal Risks
The Series may not achieve its objective(s), and it is not intended to be a complete investment program. The value of the Series’ investments that supports your share value may decrease. If between the time you purchase shares and the time you sell shares the value of the Series’ investments decreases, you will lose money. Investment values can decrease for a number of reasons. Conditions affecting the overall economy, specific industries or companies in which the Series invests can be worse than expected, and investments may fail to perform as the subadviser expects. As a result, the value of your shares may decrease. Purchase and redemption activities by variable contract owners may impact the management of the Series and its ability to achieve its investment objective(s). The redemption by one or more large variable contract owners or groups of variable contract owners of their holdings in the Series could have an adverse impact on the remaining variable contract owners in the Series including by accelerating the realization of capital gains and increasing the Series’ transaction costs. The principal risks of investing in the Series are:
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Derivatives Risk.  The risk that the Series will incur a loss greater than the Series’ investment in, or will experience greater share price volatility as a result of investing in, a derivative contract. Derivatives may include, among other things, futures, options, forwards and swap agreements and may be used in order to hedge portfolio risks, create leverage, or to attempt to increase returns.

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Equity Securities Risk.  The risk that events negatively affecting issuers, industries or financial markets in which the Series invests, will impact the value of the stocks held by the Series and thus, the value of the Series' shares over short or extended periods. Investments in a particular style or in small or medium-sized companies may enhance that risk.

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Exchange-Traded Funds (ETFs) Risk.  The risk that the value of an ETF will be more volatile than the underlying portfolio of securities the ETF is designed to track, or that the costs to the Series of owning shares of the ETF will exceed those the Series would incur by investing in such securities directly.

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Fund of Funds Risk.  The risk that the Series' performance will be adversely affected by the assets owned by the other mutual funds in which it invests, and that the layering of expenses associated with the Series' investment in such other funds will cost shareholders more than direct investments would have cost.

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Market Volatility Risk.  The risk that the value of the securities in which the Series invests may go up or down in response to the prospects of individual issuers and/or general economic conditions. Price changes may be temporary or may last for extended periods.

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Portfolio Turnover Risk.  The risk that the Series’ principal investment strategies will result in a consistently high portfolio turnover rate. See the “Portfolio Turnover” section above for more information about the impact that portfolio turnover can have on your investment.

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Sector Focused Investing Risk.  The risk that events negatively affecting a particular market sector in which the Series focuses its investments will cause the value of the Series' shares to decrease, perhaps significantly.

Performance
The following bar chart and table provide some indication of the risks of investing in the Series. The bar chart shows changes in the Series’ performance from year to year over a 10-year period. The table shows how the Series’ average annual returns compare to those of a broad-based securities market index. The Series’ past performance is not necessarily an indication of how the Series will perform in the future. The Series’ returns in the chart and table do not reflect the deduction of any separate account or variable contract charges. The returns would have been less than those shown if such charges were deducted.
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Calendar Year Annual Total Returns for Class A Shares
Best Quarter:	2Q/2009:	17.78%	Worst Quarter:	4Q/2008:	-20.13%	Year to date (3/31/17):	5.10%
Average Annual Total Returns (for the periods ended 12/31/16)	1 Year	5 Years	10 Years
Class A	9.41%	10.58%	4.63%
S&P 500® Index (does not reflect fees or expenses)	11.96%	14.66%	6.95%
Updated performance information is available at virtus.com or by calling 800-367-5877.
Management
The Adviser and Subadviser
Virtus Investment Advisers, Inc. (“VIA”) is the investment adviser to the Series.
Rampart Investment Management Company, LLC (“Rampart”), an affiliate of VIA, is the subadviser to the Series (since September 2016).
Portfolio Managers
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Michael Davis,  Portfolio Manager at Rampart. Mr. Davis has served as a Portfolio Manager of the Series since September 2016.

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Brendan R. Finneran,  Portfolio Manager and Trader at Rampart. Mr. Finneran has served as a Portfolio Manager of the Series since September 2016.

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Robert F. Hofeman, Jr.,  Portfolio Manager and Trader at Rampart. Mr. Hofeman has served as a Portfolio Manager of the Series since September 2016.

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Warun Kumar,  Chief Investment Officer and Portfolio Manager at Rampart. Mr. Kumar has served as a Portfolio Manager of the Series since September 2016.

Purchase and Sale of Series Shares
The Series does not offer its shares to the general public. The Series currently offers shares only to the separate accounts of participating insurance companies. Virtus Variable Insurance Trust (the “Trust”), of which the Series is a separate investment portfolio, has entered into an agreement with the insurance company sponsor of each separate account (participation agreement) setting forth the terms and conditions pursuant to which the insurance company will purchase and redeem shares of the Series. For information concerning the purchase of units of the separate accounts, see the variable contract prospectus.
Tax Information
Since the separate accounts are the only shareholders of the Series, no discussion is included herein as to the federal income tax consequences at the shareholder level. For information concerning the federal income tax consequences to the purchasers of variable contracts, see the variable contract prospectus which describes the particular separate account and variable contract.
Payments to Insurance Companies and Other Financial Intermediaries
Series shares are generally available only through intermediaries, i.e., the separate accounts. The Series (and/or its related companies) may pay the insurance companies (and/or their related companies) for distribution and/or other services; some of the payments may, in turn, go to broker-dealers and other financial intermediaries. For example, the Series may make payments for sub-transfer agency services to one or more of the insurance companies. Such
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payments may create a conflict of interest for an intermediary by influencing the intermediary’s investment recommendations, or be a factor in the insurance company’s decision to include the Series as an underlying investment option in a variable contract. Ask your salesperson or review your variable contract prospectus for more information.
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More About Principal Investment Strategies

The Series seeks to achieve its investment objectives by investing in ETFs, and/or securities representing the following sectors of the S&P 500® Index: consumer discretionary, consumer staples, energy, financials, healthcare, industrials, materials, technology, and utilities sectors. The Series will also invest in ETFs and/or securities representing market segments that include low volatility and high beta securities (the prices of low volatility securities have historically moved less than the broader market, while those of high beta securities have been more volatile than the broader market). Allocations are based on a proprietary rules-based momentum model that looks to overweight those sectors and market segments that experienced stronger recent relative-performance.
An options strategy is employed for the purpose of seeking to generate additional income. The strategy utilizes index-based, out-of-the-money put and call credit spreads. (A call option is out of the money if the current price of the underlying stock is below the strike price of the option, while a put option is out of the money if the current price of the underlying stock is above the strike price of the option.) The strategy is driven by implied volatility, as measured by the Chicago Board Options Exchange (CBOE®) Volatility Index (VIX®), and seeks to exploit pricing inefficiencies in S&P 500® Index options.
To the extent the Series invests primarily in ETFs it will be considered a “fund of funds.” The term “fund of funds” is typically used to describe mutual funds, such as the fund, whose primary investment strategy involves investing in other investment companies, such as ETFs and other mutual funds. Investments in securities of other investment companies, including ETFs, are subject to statutory limitations prescribed in the Investment Company Act of 1940, as amended. Absent an available exemption, a Series may not: (i) acquire more than 3% of the voting securities of any other investment company, (ii) invest more than 5% of its total assets in securities of any one investment company, or (iii) invest more than 10% of its assets in securities of all investment companies. The Series has obtained exemptive relief from the Securities and Exchange Commission ("SEC") to permit it to invest in affiliated and unaffiliated funds, including ETFs, beyond these statutory limitations, subject to certain conditions. Many ETFs also have obtained exemptive relief from the SEC to permit unaffiliated funds to invest in the ETF’s shares beyond these statutory limitations, subject to certain conditions. The Series may rely on the various exemptive orders to invest in ETFs.
Temporary Defensive Strategy: During periods of adverse market conditions, the Series may take temporary defensive positions that are inconsistent with its principal investment strategies by holding all or part of its assets in cash or short-term money market instruments including obligations of the U.S. Government, high-quality commercial paper, certificates of deposit, bankers acceptances, bank interest-bearing demand accounts, and repurchase agreements secured by U.S. Government securities. When this allocation happens, the Series may not achieve its objectives.
Please see “More About Principal Risks” for information about the risks of investing in the Series.
More About Principal Risks

The Series’ investments are subject generally to market risk and the risk of selecting underperforming securities and asset classes, which may adversely affect the Series and lead to loss of principal.
Derivatives
Derivative transactions are contracts whose value is derived from the value of an underlying asset, index or rate, including futures, options, non-deliverable forwards, forward foreign currency exchange contracts and swap agreements. The Series may use derivatives to hedge against factors that affect the value of its investments, such as interest rates and foreign currency exchange rates. The Series may also utilize derivatives as part of its overall investment technique to gain or lessen exposure to various securities, markets, volatility, dividend payments and currencies.
Derivatives typically involve greater risks than traditional investments. It is generally more difficult to ascertain the risk of, and to properly value, derivative contracts. Many derivatives, and particularly those that are privately negotiated, are complex and often valued subjectively. Improper valuations can result in increased cash payment requirements to counterparties or a loss of value to the Series. The prices of derivatives may move in unexpected ways, especially in abnormal market conditions. Derivatives are usually less liquid than traditional securities and are subject to counterparty risk (the risk that the other party to the contract will default or otherwise not be able to perform its contractual obligations). In addition, some derivatives transactions may involve potentially unlimited losses.
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Derivative contracts entered into for hedging purposes may also subject the Series to losses if the contracts do not correlate with the assets, indexes or rates they were designed to hedge. Gains and losses derived from hedging transactions are, therefore, more dependent upon the subadviser’s ability to correctly predict the movement of the underlying asset prices, indexes or rates.
As an investment company registered with the SEC, the Series is required to identify on its books (often referred to as “asset segregation”) liquid assets, or engage in other SEC-approved measures, to “cover” open positions with respect to certain kinds of derivative instruments. If the Series invests in such instruments and has insufficient cash to meet such requirements, it may have to sell other investments, including at disadvantageous times.
Governments, agencies and/or other regulatory bodies may adopt or change laws or regulations that could adversely affect the Series' ability to invest in derivatives as the Series' subadviser intends. The Dodd-Frank Wall Street Reform and Consumer Protection Act (the “Dodd-Frank Act”), among other things, grants the Commodity Futures Trading Commission (the “CFTC”) and SEC broad rulemaking authority to implement various provisions of the Dodd-Frank Act including comprehensive regulation of the over-the-counter (“OTC”) derivatives market. The implementation of the Dodd-Frank Act could adversely affect the Series by placing limits on derivative transactions, and/or increasing transaction and/or regulatory compliance costs. For example, the CFTC has recently adopted new rules that will apply a new aggregation standard for position limit purposes, which may further limit the Series' ability to trade futures contracts and swaps.
There are also special tax rules applicable to certain types of derivatives, which could affect the amount, timing and character of the Series' income or loss and hence of its distributions to shareholders by causing holding period adjustments, converting short-term capital losses into long-term capital losses, and accelerating the Series' income or deferring its losses. The Series' use of derivatives may also increase the amount of taxes payable by shareholders or the resources required by the Series or its adviser and/or subadviser(s) to comply with particular regulatory requirements.
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Financial Futures and Related Options. The Series may use financial futures contracts and related options for hedging purposes. Futures and options involve market risk in excess of their value and may not be as liquid as other securities.

Equity Securities
Generally, prices of equity securities are more volatile than those of fixed income securities. The prices of equity securities will rise and fall in response to a number of different factors. In particular, equity securities will respond to events that affect entire financial markets or industries (such as changes in inflation or consumer demand) and to events that affect particular issuers (such as news about the success or failure of a new product). Equity securities also are subject to “stock market risk,” meaning that stock prices in general may decline over short or extended periods of time. When the value of the stocks held by the Series goes down, the value of the Series’ shares will be affected.
Exchange-Traded Funds (“ETFs”)
ETFs invest in a portfolio of securities designed to track a particular market segment or index. The risks associated with investing in ETFs generally reflect the risks of owning shares of the underlying securities the ETF is designed to track, although lack of liquidity in an ETF could result in its value being more volatile than the underlying portfolio of securities. Assets invested in ETFs incur a layering of expenses, including operating costs and advisory fees that Series shareholders indirectly bear; such expenses may exceed the expenses the Series would incur if it invested directly in the underlying portfolio of securities the ETF is designed to track. Shares of ETFs trade on a securities exchange and may trade at, above, or below their net asset value.
Fund of Funds
Achieving the Series' objective will depend on the performance of the underlying mutual funds, which depends on the particular securities in which the underlying mutual funds invest. Indirectly, the Series is subject to all risks associated with the underlying mutual funds. Since the Series' performance depends on that of each underlying mutual fund, it may be subject to increased volatility.
Assets invested in other mutual funds incur a layering of expenses, including operating costs, advisory fees and administrative fees that you, as a shareholder in the Series, indirectly bear. Such fees and expenses may exceed the fees and expenses the Series would have incurred if it invested in the underlying fund’s assets directly. As the underlying funds or the Series' allocations among the underlying funds change from time to time, or to the extent that the expense ratio of the underlying funds changes, the weighted average operating expenses borne by the Series may
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increase or decrease. If the Series invests in closed-end funds, it may incur added expenses such as additional management fees and trading costs and additional risks associated with trading at a discount to NAV and use of leverage.
The underlying funds may change their investment objective or policies without the approval of the Series, and the Series might be forced to withdraw its investment from the underlying fund at a time that is unfavorable to the Series
Each underlying fund may be subject to risks other than those described because the types of investments made by an underlying fund can change over time. For further description of the risks associated with the underlying funds, please consult the underlying funds’ prospectus.
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Large Market Capitalization Companies Risk. The value of investments in larger companies may not rise as much as smaller companies, or larger companies may be unable to respond quickly to competitive challenges, such as changes in technology and consumer tastes.

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Small and Medium Market Capitalization Companies Risk. Small and medium-sized companies often have narrower markets, fewer products or services to offer, and more limited managerial and financial resources than larger, more established companies. As a result, the performance of small and medium-sized companies may be more volatile, and they may face a greater risk of business failure, which could increase the volatility and risk of loss to the Series.

Market Volatility
The value of the securities in which the Series invests may go up or down in response to the prospects of individual companies and/or general economic conditions. Price changes may be temporary or may last for extended periods.
Instability in the financial markets has exposed the Series to greater market and liquidity risk and potential difficulty in valuing portfolio instruments that it holds. In response to financial markets that experienced extreme volatility, and in some cases a lack of liquidity, the US Government has taken a number of unprecedented actions, including acquiring distressed assets from financial institutions and acquiring ownership interests in those institutions. The implications of government ownership and disposition of these assets are unclear. Additional legislation or government regulation may also change the way in which the Series itself is regulated, which could limit or preclude the Series’ ability to achieve its investment objective.
Portfolio Turnover
The Series’ investment strategy may result in a consistently high portfolio turnover rate. A high portfolio turnover rate may result in correspondingly greater brokerage commission expenses and the distribution to shareholders of additional capital gains for tax purposes, some of which may be taxable at ordinary income rates. These factors may negatively affect the Series’ performance.
Sector Focused Investing
The value of the investments of a Series that focuses its investments in a particular market sector will be highly sensitive to financial, economic, political and other developments affecting that market sector, and conditions that negatively impact that market sector will have a greater impact on the Series as compared with a Series that does not have its holdings similarly focused. Events negatively affecting the market sectors in which the Series has invested are therefore likely to cause the value of the Series’ shares to decrease, perhaps significantly.
Management of the Series

The Adviser
VIA has served as the investment adviser to the Series since November 2010. VIA, located at 100 Pearl Street, Hartford, CT 06103, acts as the investment adviser for over 50 mutual funds and as adviser to institutional clients. As of December 31, 2016, VIA had approximately $24.4 billion in assets under management. VIA has acted as an investment adviser for over 80 years and is an indirect wholly-owned subsidiary of Virtus Investment Partners, Inc., a publicly traded multi-manager asset management business.
Pursuant to the Investment Advisory Agreement with the Series and subject to the direction of the Trust’s Board of Trustees, VIA is responsible for managing the Series’ investment program in conformity with the stated policies of the Series as described in this prospectus. VIA, with the approval of the Trust’s Board of Trustees, has selected Rampart to
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serve as subadviser and perform the day-to-day portfolio management of the Series. Rampart, subject to the supervision of VIA, is responsible for deciding which securities to purchase and sell for the Series and for placing the Series’ transactions.
The Series pays VIA an investment management fee that is accrued daily against the value of the Series’ net assets at the following annual rate:
1st $250 million	$250+ million through $500 million	Over $500 million
0.70%	0.65%	0.60%
For its last fiscal year, the Series paid advisory fees at the rate of 0.70% of its average net assets.
The Trust has entered into an expense limitation agreement with VIA whereby VIA has agreed to reimburse the Series for expenses necessary or appropriate for the operation of the Series (excluding certain expenses, such as front-end or contingent deferred sales charges, taxes, interest, brokerage commissions, unusual or infrequently occurring expenses (such as litigation) and acquired fund fees and expenses, if any) to the extent that such expenses exceed 0.98% of the Series’ average net assets. This expense limitation agreement is in place through April 30, 2018. After April 30, 2018, VIA may discontinue this expense reimbursement arrangement at any time. Under certain conditions, VIA may recapture operating expenses reimbursed under an expense reimbursement arrangement for a period of three years following the time such reimbursement occurred.
VIA serves as a manager of managers of the Series. In this capacity, VIA: (i) sets the Series’ overall investment strategies; (ii) evaluates, selects, and recommends to the Board one or more subadvisers needed to manage all or part of the assets of the Series; (iii) monitors and evaluates the subadvisers’ investment programs and results as well as the performance of the subadvisers relative to the applicable benchmark indexes; and (iv) reviews the Series’ compliance with its investment objectives, policies and restrictions.
The Trust and VIA have each received an exemptive order from the Securities and Exchange Commission (“SEC”) that permits VIA, subject to certain conditions and without the approval of shareholders to: (a) employ a new unaffiliated subadviser for a Series pursuant to the terms of a new subadvisory agreement, in each case either as a replacement for an exiting subadviser or as an additional subadviser; (b) change the terms of any subadvisory agreement; and (c) continue the employment of an existing subadviser on the same subadvisory agreement terms where an agreement has been assigned because of a change in control of the subadviser. In such circumstances, shareholders would receive notice of such action, including the information concerning the new subadviser that normally is provided in a proxy statement.
The Subadviser
Rampart, an affiliate of VIA, is located at One International Place, 14th Floor, Boston, MA 02110. Rampart has been an investment adviser since 1983 and provides investment management services to mutual funds, institutional and high net worth investors. As of December 31, 2016, Rampart had approximately $751 million in assets under management.
From its investment advisory fee, VIA, and not the Series, pays Rampart for its subadvisory services at the rate of 50% of the net advisory fee.
Board of Trustees’ Approval of Investment Advisory and Subadvisory Agreements
The Trust’s annual report to shareholders for the year ended December 31, 2016 contains a discussion regarding the basis for the Trust’s Board of Trustees' approval of the investment advisory and investment subadvisory agreements for the Series.
Portfolio Management
Michael Davis, Brendan R. Finneran, Robert F. Hofeman, Jr. and Warun Kumar manage the investments of the Series (since September 2016) and are jointly and primarily responsible for the day-to-day management of the Series’ investments.
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Mr. Davis  serves as a Portfolio Manager at Rampart (since September 2016) and at VIA (since September 2016) and has over 15 years of experience in the financial services industry, including investment management and capital markets. Prior to joining Virtus in 2014, he was a founding partner of Varick Asset Management, an independent alternative manager focused on the development of innovative portfolio solutions and investment strategies. Before forming Varick, Mr. Davis worked in the institutional asset management division of Barclays Capital, focused on quantitative and derivative-based investment strategies.

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Prior to Barclays, he worked in the derivative structuring group at Lehman Brothers. Mr. Davis started his career at Merrill Lynch in the asset-backed finance business
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Mr. Finneran  serves as Portfolio Manager and Trader at Rampart. Mr. Finneran joined Rampart in July 2008 and has 12 years of investment experience. Prior to Rampart, he was trader and operations manager at Andover Capital Advisors (2003 to 2008), where he was responsible for operational account management (processing and settlement) for all equity, option, bond, bank debt, CDS and swap trades. Prior to Andover Capital Advisors, Mr. Finneran held various positions at Cone Jacquards and Robert Fleming as Account Manager.

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Mr. Hofeman  serves as Portfolio Manager and Trader at Rampart. Mr. Hofeman joined Rampart in May 2012 with more than 12 years of investment experience. Prior to Rampart, he was an equity trading consultant for Linedata (2010 to 2012) where he translated buy-side business processes to the technology staff. Previously, Mr. Hofeman was a vice president of Evergreen Investments (2007 to 2009), where he traded stocks, options and futures, and was the primary trader at Ironwood Investment Management, LLC (2002 to 2007), focusing on small cap stocks and assisting with the research processes.

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Mr. Kumar  serves as Chief Investment Officer and Portfolio Manager at Rampart (since October 2015). Before joining Virtus, Mr. Kumar was founder and managing partner of Varick Asset Management, an independent alternative manager focused on the development of innovative portfolio solutions and investment strategies for high net worth investors and institutional clients (2010 to 2014). Prior to forming Varick, Mr. Kumar was the U.S. head of Barclays Capital Fund Solutions, where he led the investment committee and managed business expansion throughout the Americas (2007 to 2010). Mr. Kumar’s investment management career began at Volaris Advisors, where he was a partner and headed the derivative advisory business. In addition to these roles, Mr. Kumar has held senior positions in the capital markets divisions of Lehman Brothers and Robertson Stephens, and was a founding partner of Sigma Advisors, an alternative investment advisory firm. Mr. Kumar began his financial services career in 1993 as a member of JP Morgan’s equity derivatives business.

The statement of additional information (“SAI”) provides additional information about the portfolio managers’ compensation, other accounts managed by the portfolio managers and the portfolio managers’ ownership of securities in the Series.
Risks Associated with Other Investment Strategies and Series Operations

Information about the Series’ principal investment strategies and risks appears in the Fund Summary section and the sections entitled “More About Principal Investment Strategies” and “More About Principal Risks” above. The information below describes other investment strategies that the Series may use that are not principal strategies and the risks of those strategies, arranged in alphabetical order, as well as other operational risks. Further descriptions of these investment strategies and practices can be found in the SAI.
The greater an investment in a particular asset class by the Series, the greater the impact to the Series of the risks related to the class.
Cybersecurity
With the increased use of technologies such as the Internet to conduct business, the Series have become potentially more susceptible to operational and information security risks through breaches in cybersecurity. In general, a breach in cybersecurity can result from either a deliberate attack or an unintentional event. Cybersecurity breaches may involve, among other things, infection by computer viruses or other malicious software code or unauthorized access to the digital information systems, networks or devices of the Series or their service providers (including, but not limited to, the Series’ investment adviser, transfer agent, custodian, administrators and other financial intermediaries) through “hacking” or other means, in each case for the purpose of misappropriating assets or sensitive information (including, for example, personal shareholder information), corrupting data or causing operational disruption or failures in the physical infrastructure or operating systems that support the Series. Any such cybersecurity breaches or losses of service may cause the Series to lose proprietary information, suffer data corruption or lose operational capacity, which, in turn, could cause the Series to incur regulatory penalties, reputational damage, additional compliance costs associated with corrective measures, and/or financial loss. While the Series and their service providers have established business continuity plans and risk management systems designed to prevent or reduce the impact of
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cybersecurity attacks, there are inherent limitations in such plans and systems due in part to the ever-changing nature of technology and cybersecurity attack tactics, and there is a possibility that certain risks have not been adequately identified or prepared for. Cybersecurity risks may also impact issuers of securities in which the Series invest, which may cause the Series’ investments in such issuers to lose value.
Debt Securities
Debt securities are subject to various risks, the most prominent of which are credit risk and interest rate risk. These risks can affect a security’s price volatility to varying degrees, depending upon the nature of the instrument. Risks associated with investing in debt securities include the following:
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Call Risk. There is a risk that issuers will prepay fixed rate obligations when interest rates fall. A Series holding callable securities therefore may be forced to reinvest in obligations with lower interest rates than the original obligations and otherwise not benefit fully from the increase in value that other fixed income securities experience when rates decline.

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Credit Risk. There is a risk that the issuer of a security will fail to pay interest or principal in a timely manner, or that negative perceptions of the issuer’s ability to make such payments will cause the price of the security to decline. Debt securities rated below investment-grade are especially susceptible to this risk.

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Income Risk. The income shareholders receive from the Series is based primarily on the dividends and interest the Series earns from its investments, which can vary widely over the short- and/or long-term. If prevailing market interest rates drop, distribution rates of the Series’ preferred stock holdings and any bond holdings could drop as well. The Series’ income also would likely be affected adversely when prevailing short-term interest rates increase. In certain circumstances, the Series may be treated as receiving income even though no cash is received. The Series may not be able to pay distributions, or may have to reduce distribution levels, if the cash distributions that the Series receives from its investments decline.

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Interest Rate Risk. The values of debt securities usually rise and fall in response to changes in interest rates. Declining interest rates generally increase the value of existing debt instruments, and rising interest rates generally decrease the value of existing debt instruments. Changes in a debt instrument’s value usually will not affect the amount of interest income paid to the Series, but will affect the value of the Series’ shares. Interest rate risk is generally greater for investments with longer maturities.

Certain securities pay interest at variable or floating rates. Variable rate securities reset at specified intervals, while floating rate securities reset whenever there is a change in a specified index rate. In most cases, these reset provisions reduce the effect of changes in market interest rates on the value of the security. However, some securities do not track the underlying index directly, but reset based on formulas that can produce an effect similar to leveraging; others may also provide for interest payments that vary inversely with market rates. The market prices of these securities may fluctuate significantly when interest rates change.
Some investments give the issuer the option to call or redeem an investment before its maturity date. If an issuer calls or redeems an investment during a time of declining interest rates, the Series might have to reinvest the proceeds in an investment offering a lower yield, and therefore it might not benefit from any increase in value as a result of declining interest rates.
Foreign Investing
Investing in securities of non-U.S. companies involves special risks and considerations not typically associated with investing in U.S. companies, and the values of non-U.S. securities may be more volatile than those of U.S. securities. The values of non-U.S. securities are subject to economic and political developments in countries and regions where the issuers operate or are domiciled, or where the securities are traded, such as changes in economic or monetary policies, and to changes in currency exchange rates. Values may also be affected by restrictions on receiving the investment proceeds from a non-U.S. country.
In general, less information is publicly available about non-U.S. companies than about U.S. companies. Non-U.S. companies are generally not subject to the same accounting, auditing and financial reporting standards as are U.S. companies. Certain foreign issuers classified as passive foreign investment companies may be subject to additional taxation risk.
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Currency Rate Risk. Because the foreign securities in which the Series invests generally trade in currencies other than the U.S. dollar, changes in currency exchange rates will affect the Series’ net asset value, the value of dividends and interest earned, and gains and losses realized on the sale of securities. Because the value of the Series’ shares is calculated in U.S. dollars, it is possible for the Series to lose money by investing in a foreign

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security if the local currency of a foreign market depreciates against the U.S. dollar, even if the local currency value of the Series’ holdings goes up. Generally, a strong U.S. dollar relative to such other currencies will adversely affect the value of the Series’ holdings in foreign securities.
Illiquid and Restricted Securities
Certain securities in which the Series invests may be difficult to sell at the time and price beneficial to the Series, for example due to low trading volumes or legal restrictions. When there is no willing buyer or a security cannot be readily sold, the Series may have to sell at a lower price or may be unable to sell the security at all. The sale of such securities may also require the Series to incur expenses in addition to those normally associated with the sale of a security.
Leverage
When the Series makes investments in futures contracts, forward contracts, swaps and other derivative instruments, the futures contracts, forward contracts, swaps and certain other derivatives provide the economic effect of financial leverage by creating additional investment exposure, as well as the potential for greater loss. When the Series uses leverage through activities such as borrowing, entering into short sales, purchasing securities on margin or on a when-issued basis, or purchasing derivative instruments in an effort to increase its returns, the Series has the risk of magnified capital losses that occur when losses affect an asset base, enlarged by borrowings or the creation of liabilities, that exceeds the net assets of the Series. The value of the shares of the Series employing leverage will be more volatile and sensitive to market movements. Leverage may also involve the creation of a liability that requires the Series to pay interest.
Operational
An investment in the Series, like any mutual fund, can involve operational risks arising from factors such as processing errors, human errors, inadequate or failed internal or external processes, failures in systems and technology, changes in personnel and errors caused by third-party service providers. The occurrence of any of these failures, errors or breaches could result in a loss of information, regulatory scrutiny, reputational damage or other events, any of which could have a material adverse effect on the Series. While the Series seeks to minimize such events through controls and oversight, there may still be failures that could cause losses to the Series.
Securities Lending
The Series may loan portfolio securities with a value up to one-third of its total assets to increase its investment returns. If the borrower is unwilling or unable to return the borrowed securities when due, the lending Series can suffer losses. In addition, there is a risk of delay in receiving additional collateral or in the recovery of the securities, and a risk of loss of rights in the collateral, in the event that the borrower fails financially. There is also a risk that the value of the investment of the collateral could decline, causing a loss to the Series.
Short-Term Investments
Short-term investments include money market instruments, repurchase agreements, certificates of deposit, bankers’ acceptances and other short-term instruments that are not U.S. Government securities. These securities generally present less risk than many other investments, but they are generally subject to credit risk and may be subject to other risks as well.
Distribution Plan

The Trust, on behalf of each series of the Trust, including Class A Shares of the Rampart Enhanced Core Equity Series, has adopted a plan pursuant to Rule 12b-1 under the Investment Company Act of 1940 (the “Distribution Plan”). Pursuant to the Distribution Plan, the Trust has entered into a Distribution Agreement relating to the Distribution Plan with VP Distributors, LLC (the “Distributor”) located at 100 Pearl Street, Hartford, CT 06103. The Distributor is an affiliate of the adviser, and serves as principal underwriter for the Trust. The Distribution Plan permits the use of Series assets to help finance the distribution of the shares of the Series.
Under the Distribution Plan, the Trust, on behalf of each Series, is permitted to pay to the Distributor (who may in turn pay other service providers) up to a total of 0.25% of the average daily net assets of Class A of the Series, as payment for services rendered in connection with the distribution of shares. Because these fees are paid out of Series assets on an ongoing basis, over time these costs will increase the cost of your investment and may cost you more than other types of sales charges.
Virtus Rampart Enhanced Core Equity Series11

More About the Trust and the Series

Organization of the Trust
The Trust was organized as a Massachusetts business trust on February 18, 1986. It was subsequently reorganized into a Delaware statutory trust on February 14, 2011. The Trust currently consists of nine series of which the Series is one. The Trust’s business and affairs are managed by its Board of Trustees.
Shares of Beneficial Interest
Shares (including fractional shares) of the Series have equal rights with regard to voting, redemptions, dividends, distributions and liquidations with respect to the Series. All voting rights of the separate accounts as shareholders are passed through to the variable contract owners. Shareholders of all series of the Trust currently vote on the election of Trustees and other matters. On matters affecting an individual series such as the Series (such as approval of an advisory or subadvisory agreement or a change in fundamental investment policies), a separate vote of that series is required. On matters affecting an individual class (such as approval of matters relating to a Distribution Plan for a particular class of shares), a separate vote of that class is required. The Trust is not required to hold annual shareholder meetings.
Series shares attributable to any insurance company assets and Series shares for which no timely instructions from variable contract owners are received will be voted by the appropriate insurance company in the same proportion as those shares for which instructions are received.
The assets received by the Trust for the issue or sale of shares of the Series, and all income, earnings, profits and proceeds thereof, subject only to the rights of creditors, are allocated to the Series, and constitute the underlying assets of the Series. The underlying assets of the Series are required to be segregated on the books of account, and are to be charged with the expenses of the Series and with a share of the general expenses of the Trust. Any general expenses of the Trust not readily identifiable as belonging to a particular series shall be allocated by or under the direction of the Trustees in such manner as the Trustees determine to be fair and equitable.
Taxes
The Trust intends for the Series to qualify as a regulated investment company (“RIC”) by satisfying the requirements under Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”), including requirements with respect to diversification of assets, distribution of income, and sources of income. In general, a series that qualifies as a RIC will be relieved of federal income tax on its net investment income and net capital gains distributed to its shareholders. In addition, the Trust intends for the Series to comply with the investment diversification requirements for variable contracts contained in the Code. Moreover, the Trust intends to distribute sufficient net investment income and net capital gains of the Series to avoid imposition of any federal excise tax.
Accordingly, the Trust intends that, at the close of each quarter of the taxable year, (i) not more than 25% of the market value of the Series’ total assets will be invested in the securities of a single issuer and (ii) with respect to 50% of the market value of the Series’ total assets, not more than 5% of the market value of the Series’ total assets will be invested in the securities of a single issuer and the Series will not own more than 10% of the outstanding voting securities of a single issuer.
Actual and deemed distributions of ordinary income and net capital gains generally are taxable to the Series’ shareholders, which in this case are the separate accounts. Because the sole shareholders of the Series will be the separate accounts, no discussion is included in this prospectus as to the federal income tax consequences at the shareholder level. For information concerning the federal income tax consequences to purchasers of the variable contracts, please see the variable contract prospectuses.
Disruptive Trading and Market Timing
As an investment vehicle for variable contracts, which are designed as long-term investments, the Series is not appropriate for “market timing” or other trading strategies that entail rapid or frequent investment and trading. Frequent purchases, redemptions and transfers, transfers into and then out of the Series in a short period of time, and transfers of large amounts at one time may be indicative of market timing and otherwise disruptive trading (“Disruptive Trading”), which can have risks and harmful effects for other investors. These risks and harmful effects include:
•
dilution of the interests of long-term investors, if market timers or others transfer into the Series at prices that are below the true value or exchange out of the Series at prices that are higher than the true value;

12Virtus Rampart Enhanced Core Equity Series

•
an adverse effect on portfolio management, such as causing the Series to maintain a higher level of cash than would otherwise be the case, or causing the Series to liquidate investments prematurely; and

•
increased brokerage and administrative expenses.

Funds that invest primarily in international securities may be more susceptible to pricing arbitrage opportunities because of time zone differences between the closing of international and domestic markets. Funds that invest primarily in small and mid-cap securities may be more susceptible to arbitrage opportunities because of the less liquid nature of small and mid-cap securities. In addition, funds that hold significant investments in high yield bonds may also be susceptible to market timing because high yield bonds are often thinly traded so that their market prices may not accurately reflect current market developments. To the extent that the Series invests in these types of securities, it may be more susceptible to the risks of Disruptive Trading.
In order to attempt to protect Trust investors, the Trust’s Board of Trustees has adopted market timing policies reasonably designed to discourage Disruptive Trading. The Trust reserves the right to amend these policies at any time without prior notice. Because the record owners of the Series are the insurance companies and not the variable contract owners, the Trust is not ordinarily in a position to monitor for or uncover Disruptive Trading by variable contract owners. Therefore, under the Trust’s policies, the Trust delegates to each insurance company the duty to establish and maintain policies and procedures designed to detect, monitor and deter (including, without limitation, by rejecting specific purchase orders) investors (or their agents) whose purchase and redemption activity follows a Disruptive Trading pattern, and to take such other actions as the insurance company may deem necessary to discourage or reduce Disruptive Trading activities. An insurance company may only modify such policies and procedures if it provides reasonable notice to the Trust and the Trust’s Chief Compliance Officer. Please see your variable contract prospectus for information relating to applicable restrictions on purchases or transfers through your variable contract.
The Trust may also take certain actions to stop Disruptive Trading, including imposing redemption fees for the Series and ceasing sales of additional shares of the Series to a separate account through which variable contract owners are engaging in Disruptive Trading. Because the Trust reserves discretion in applying these policies, they may not be applied uniformly. In addition, the Trust, as required under SEC regulations, has entered into an agreement with each insurance company under which the insurance companies have agreed to provide the Trust or its designee with information about variable contract owner transactions in the Series upon request.
Although the Trust will endeavor to ensure that each insurance company can and does identify and deter Disruptive Trading by its variable contract owners, the Trust cannot control their efforts or guarantee their success at deterrence. In addition, the Trust cannot guarantee that monitoring by the insurance companies and the Trust will be 100% successful in detecting all Disruptive Trading activity. Consequently, there is a risk that some investors could engage in Disruptive Trading while others will bear the effects of their Disruptive Trading activities.
Portfolio Holdings
A description of the Trust’s policies and procedures with respect to the disclosure of the Series’ portfolio securities is available in the SAI.
Investing in the Series

Shares of the Series are not available to the public directly. You may invest in the Series by buying a variable accumulation annuity contract or a variable universal life insurance policy from an insurance company and directing the allocation of the net purchase payment(s) to the investment option corresponding to the Series. The appropriate insurance company will, in turn, invest payments in shares of the Series as the investor directs at the net asset value next determined.
The Series offers only Class A Shares.
Sales Charge and Surrender Charges
The Series does not assess any sales charge, either when it sells or when it redeems securities. The sales charges that may be assessed under the variable contracts or policies are described in the variable contract prospectuses, as are other charges.
Virtus Rampart Enhanced Core Equity Series13

Determination of Net Asset Value
The net asset value (“NAV”) per share of the Series is determined as of the close of regular trading of the New York Stock Exchange (“NYSE”) on days when the NYSE is open for trading. Since the Series does not price securities on weekends or United States national holidays, but foreign markets may be open on these days, the value of any foreign assets of the Series and, therefore, the Series’ NAV may be significantly affected on days when an investor has no access to the Series. The NAV per share of the Series is determined by adding the values of all securities and other assets of the Series, subtracting liabilities and dividing by the total number of outstanding shares of the Series. Assets and liabilities are determined in accordance with generally accepted accounting principles and applicable rules and regulations of the SEC.
Assets: Equity securities are valued at the official closing price (typically last sale) on the exchange on which the securities are principally traded or, if no closing price is available or there had been no sale that day, at the last bid price. Debt securities are valued on the basis of broker quotations or valuations provided by a pricing service which utilizes information with respect to recent sales, market transactions in comparable securities, quotations from dealers, and various relationships between securities in determining value. Shares of other investment companies are valued at their respective NAVs. All other securities and assets are valued at their fair value as determined in good faith by or under the direction of the Trustees. Other assets, such as accrued interest, accrued dividends and cash are also included in determining the Series’ NAV.
A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary exchange for such security by the Trustees or their delegates. Because of the need to obtain prices as of the close of trading on exchanges throughout the world, the calculation of the NAV of the Series may not take place contemporaneously with the determination of the prices of certain portfolio securities of the Series. All assets and liabilities initially expressed in foreign currency values will be converted into United States dollar values using the foreign currency exchange rate of such currencies against United States dollars as last quoted by any recognized dealer. If an event were to occur after the value of an investment was so established but before the NAV per share was determined, which was likely to materially change the NAV, then the instrument would be valued using fair value considerations by the Board or its delegates.
Liabilities: Accrued liabilities for the Series-specific expenses (if any) and other liabilities are deducted from the assets of the Series. Accrued expenses and liabilities that are not Series-specific are allocated among the series of the Trust in proportion to each series’ net assets except where an alternative allocation can be more appropriately made.
Fair Valuation
If market quotations are not readily available or available prices are not reliable, the Series determines a “fair value” for an investment according to policies and procedures approved by the Board of Trustees. The types of assets for which such pricing might be required include: (i) securities whose trading has been suspended; (ii) securities where the trading market is unusually thin or trades have been infrequent; (iii) debt securities that have recently gone into default and for which there is no current market quotation; (iv) a security whose market price is not available from an independent pricing source and for which otherwise reliable quotes are not available; (v) securities of an issuer that has entered into a restructuring; (vi) a security whose price as provided by any pricing source does not, in the opinion of the adviser/subadviser, reflect the security’s market value; (vii) foreign securities subject to trading collars for which no or limited trading takes place; (viii) securities where the market quotations are not readily available as a result of “significant” events; and (ix) securities whose principal exchange or trading market is closed for an entire business day on which the Series needs to determine its NAV. This list is not inclusive of all situations that may require a security to be fair valued, nor is it intended to be conclusive in determining whether a specific event requires fair valuation.
The value of any portfolio security held by the Series for which market quotations are not readily available shall be determined in good faith and in a manner that assesses the security’s “fair value” on the valuation date (i.e., the amount that the Series might reasonably expect to receive for the security upon its current sale), based on a consideration of all available facts and all available information, including, but not limited to, the following: (i) the fundamental analytical data relating to the investment; (ii) the value of other relevant financial instruments, including derivative securities, traded on other markets or among dealers; (iii) an evaluation of the forces which influence the market in which these securities are purchased and sold (e.g., the existence of merger proposals or tender offers that might affect the value of the security); (iv) the type of the security; (v) the size of the holding; (vi) the initial cost of the security; (vii) trading volumes on markets, exchanges or among broker-dealers; (viii) price quotes from dealers and/or pricing services; (ix) values of baskets of securities traded on other markets, exchanges, or among dealers; (x) changes in interest rates; (xi) information obtained from the issuer, analysts, other financial institutions and/or the appropriate stock exchange (for
14Virtus Rampart Enhanced Core Equity Series

exchange traded securities); (xii) an analysis of the company’s financial statements; (xiii) government (domestic or foreign) actions or pronouncements (xiv) recent news about the security or issuer; (xv) whether two or more dealers with whom the adviser/subadviser regularly effects trades are willing to purchase or sell the security at comparable prices; and (xvi) other news events or relevant matters.
Certain foreign common stocks may be fair valued in cases where closing prices are not readily available or are deemed not reflective of readily available market prices. For example, events (such as movement in the U.S. securities market, or other regional and local developments) may occur between the time that foreign markets close (where the security is principally traded) and the time that the Series calculates its NAV (generally, the close of regular trading on the NYSE) that may impact the value of securities traded in these foreign markets. In such cases, information from an external vendor may be utilized to adjust closing market prices of certain foreign common stocks to reflect their fair value. Because the frequency of significant events is not predictable, fair valuation of certain foreign common stocks may occur on a frequent basis.
The value of a security, as determined using the Series’ fair valuation procedures, may not reflect such security’s market value.
Virtus Rampart Enhanced Core Equity Series15

Financial Highlights

The financial highlights table provided below is intended to help you understand the Series’ financial performance for the past five years. Certain information reflects financial results for a single share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the Series (assuming reinvestment of all dividends and distributions). These figures do not include the imposition of separate account fees or expenses. If such fees or expenses were reflected, performance would be lower. This information has been audited by PricewaterhouseCoopers LLP, the independent registered public accounting firm for the Series. Their report and the Series’ financial statements are included in the Series’ annual report to shareholders and incorporated by reference in the SAI.
Virtus Rampart Enhanced Core Equity Series—Class A Shares
	1/1/16 to 12/31/16		1/1/15 to 12/31/15	1/1/14 to 12/31/14	1/1/13 to 12/31/13	1/1/12 to 12/31/12
Net Asset Value, Beginning of Period	$13.67		16.91	17.23	14.23	12.51
Net Investment Income (Loss)(1)	0.25		0.13	0.16	0.11	0.12
Net Realized and Unrealized Gain (Loss)	1.01		(1.55)	1.51	4.39	1.73
Total from Investment Operations	1.26		(1.42)	1.67	4.50	1.85
Dividends from Net Investment Income	(0.18)		(0.14)	(0.17)	(0.14)	(0.13)
Distributions from Net Realized Gains	(2.78)		(1.68)	(1.82)	(1.36)	—
Total Distributions	(2.96)		(1.82)	(1.99)	(1.50)	(0.13)
Change in Net Asset Value	(1.70)		(3.24)	(0.32)	3.00	1.72
Net Asset Value, End of Period	$11.97		13.67	16.91	17.23	14.23
Total Return(2)	9.41%(7)		(8.91)	9.64	31.81	14.77
Net Assets, End of Period (in thousands)	$104,587		109,913	139,122	150,383	137,385
Ratio of Net Operating Expenses to Average Net Assets(3)	0.99	%(5)(6)(7)	0.99(5)(6)	0.98	0.98	0.91(4)
Ratio of Gross Operating Expenses to Average Net Assets (before waivers and reimbursements)(3)	1.20%		1.23	1.20	1.14	1.14
Ratio of Net Investment Income to Average Net Assets	1.41%(7)		0.83	0.91	0.84	0.83
Portfolio Turnover Rate	241%(8)		94	53	54	73
Footnote Legend:
(1)
Computed using average shares outstanding.

(2)
The total return does not include the expenses associated with the annuity or life insurance policy through which you invest.

(3)
The Series will also indirectly bear their prorated share of expenses of any underlying funds in which it invests. Such expenses are not included in the calculation of this ratio.

(4)
Blended net expense ratio due to a change in expense limitation agreements during the fiscal year.

(5)
Earnings credits from Custodian were not material, as reflected in the Statements of Operations, and had no impact on Financial Highlights.

(6)
Net expense ratios include proxy expenses.

(7)
Custody fees reimbursed were excluded from the Ratio of Net Expenses to Average Net Assets and Ratio of Net Investment Income (Loss) to Average Net Assets. If included the impact would have been to lower the Ratio of Net Expenses and increase the Ratio of Net Investment Income (Loss) by 0.46%.

(8)
The increase in the portfolio turnover rate is due to a change in the subadviser associated with a strategy change on the Series.

16Virtus Rampart Enhanced Core Equity Series

100 Pearl Street
Hartford, CT 06103
ADDITIONAL INFORMATION
You can find more information about the Series in the following documents:
Annual and Semiannual Reports
Annual and semiannual reports contain more information about the Series’ investments. The annual report discusses the market conditions and investment strategies that significantly affected the Series’ performance during the last fiscal year.
Statement of Additional Information (SAI)
The SAI contains more detailed information about the Series. It is incorporated by reference and is legally part of the prospectus.
To obtain free copies of these documents, you can download copies at virtus.com/our-products/vit, or you can request copies by calling us toll-free at 800-367-5877. You can also call this number to request other information about the Series or to make shareholder inquiries.
Information about the Series (including the SAI) can be reviewed and copied at the Securities and Exchange Commission’s (SEC) Public Reference Room in Washington, DC. For information about the operation of the Public Reference Room, call 202-551-8090. This information is also available on the SEC’s Internet site at sec.gov. You may also obtain copies upon payment of a duplicating fee by writing the Public Reference Section of the SEC, Washington, DC 20549-6009 or by electronic request at publicinfo@sec.gov.
Virtus Customer Service: 800-367-5877
Virtus Variable Insurance Trust (VVIT)
Investment Company Act File No. 811-04642	5-17
8503

VIRTUS VARIABLE INSURANCE TRUST PROSPECTUS
Virtus Strategic Allocation Series

The Prospectus describes the Virtus Strategic Allocation Series (the “Series”), which is available as an underlying investment through a variable life insurance policy or a variable annuity contract (a "variable contract”). For information about your variable contract, including information about insurance-related expenses, see the prospectus for your variable contract.
May 1, 2017

The Securities and Exchange Commission has not approved or disapproved of these securities or determined if this prospectus is truthful or complete. Any representation to the contrary is a criminal offense. Please carefully consider the investment objectives, risks, charges and expenses of the Series before investing. For this and other information about any Virtus Variable Insurance Trust series, call 800-367-5877 or visit virtus.com for a prospectus. Read it carefully before you invest.
Not FDIC Insured No Bank Guarantee May Lose Value

Virtus Strategic Allocation Series

Virtus Strategic Allocation Series

Fund Summary
Investment Objective
The Series has an investment objective of high total return over an extended period of time consistent with prudent investment risk.
Fees and Expenses
The following table describes the fees and expenses you may pay if you buy and hold shares of the Virtus Strategic Allocation Series. The table does not include any fees or sales charges imposed under the variable contracts for which the Series is an investment option. If they were included, your costs would be higher.
Shareholder Fees (fees paid directly from your investment)	Class A
Shareholder Fees	Non	e
Annual Series Operating Expenses (expenses that you pay each year as a percentage of the value of your investment.)	Class A
Management Fees(a)	0.55%
Distribution and/or Service (12b-1) Fees	0.25%
Other Expenses	0.25%
Acquired Fund Fees and Expenses	0.01%
Total Annual Series Operating Expenses(b)	1.06%
Less: Expense Reimbursement(c)	(0.07)%
Total Annual Series Operating Expenses After Expense Reimbursement(b)(c)	0.99%
(a)
Restated to reflect current management fee.

(b)
The Total Annual Series Operating Expenses do not correlate to the ratio of expenses to average net assets appearing in the Financial Highlights tables, which tables reflect only the operating expenses of the Series and do not include proxy expenses or acquired fund fees and expenses.

(c)
The Series' investment adviser has contractually agreed to limit the Series' total annual operating expenses (excluding certain expenses, such as front-end or contingent deferred sales charges, taxes, interest, brokerage commissions, unusual or infrequently occurring expenses (such as litigation) and acquired fund fees and expenses, if any) so that such expenses do not exceed 0.98% through April 30, 2018. Following the contractual period, the adviser may discontinue this expense reimbursement arrangement at any time. Under certain conditions, the adviser may recapture operating expenses reimbursed under this arrangement for a period of three years following the time such reimbursement occurred.

Example
This example is intended to help you compare the cost of investing in the Series with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Series for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year, that the Series’ total operating expenses remain the same. and that the expense reimbursement arrangement remains in place for the contractual period. The example does not reflect variable contract fees and charges, and if it did, the costs shown would be higher. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
	1 Year	3 Years	5 Years	10 Years
Class A	$101	$330	$578	$1,288
Portfolio Turnover
The Series pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in Annual Series Operating Expenses or in the Example, affect the Series’ performance. During the most recent fiscal year, the Series’ portfolio turnover rate was 114% of the average value of its portfolio.
Principal Investment Strategies
The Series targets an asset allocation consisting of approximately 45% in U.S. equity securities, 15% in non-U.S. equity securities and 40% in fixed income securities. For the Series’ domestic equity allocation, the subadviser invests in a
Virtus Strategic Allocation Series1

select group of large market capitalization growth companies believed to be undervalued relative to their future growth potential. The investment strategy emphasizes companies the subadviser believes to have a sustainable competitive advantage, strong management and low financial risk, and to be able to grow over market cycles. For the fund's non-U.S. equity exposure, which may be implemented through American Depositary Receipts (ADRs), the subadviser's process is driven by bottom-up fundamental research and informed by top-down macro views. For the fixed income allocation, the subadviser employs a time-tested approach of active sector rotation, extensive credit research, and disciplined risk management designed to capitalize on opportunities across the fixed income markets. Allocation percentages are measured at time of purchase.
The Series invests in equity and fixed income securities of both U.S. and foreign issuers, including issuers in emerging market countries, and may invest in issuers of any size. The Series invests the fixed income portion of its portfolio in all sectors of fixed income securities, primarily in investment grade bonds; however, it may invest in high-yield/high-risk fixed income securities ("junk bonds"), including bank loans (which are generally floating rate). These sectors include, but are not limited to mortgage- and asset-backed, government, corporate, and municipal debt obligations. Normally, the Series’ fixed income allocation has a dollar-weighted average duration of between two and eight years.
Principal Risks
The Series may not achieve its objective(s), and it is not intended to be a complete investment program. The value of the Series’ investments that supports your share value may decrease. If between the time you purchase shares and the time you sell shares the value of the Series’ investments decreases, you will lose money. Investment values can decrease for a number of reasons. Conditions affecting the overall economy, specific industries or companies in which the Series invests can be worse than expected, and investments may fail to perform as the subadviser expects. As a result, the value of your shares may decrease. Purchase and redemption activities by variable contract owners may impact the management of the Series and its ability to achieve its investment objective(s). The redemption by one or more large variable contract owners or groups of variable contract owners of their holdings in the Series could have an adverse impact on the remaining variable contract owners in the Series including by accelerating the realization of capital gains and increasing the Series’ transaction costs. The principal risks of investing in the Series are:
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Credit Risk.  The risk that the issuer of a security will fail to pay interest or principal in a timely manner, or that negative perceptions of the issuer’s ability to make such payments will cause the price of the security to decline.

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Currency Rate Risk.  The risk that fluctuations in the exchange rates between the U.S. dollar and foreign currencies may negatively affect the value of the Series' shares.

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Depositary Receipts Risk.  The risk that investments in foreign companies through depositary receipts will expose the Series to the same risks as direct investments in securities of foreign issuers.

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Emerging Market Investing Risk.  The risk that prices of emerging markets securities will be more volatile, or will be more greatly affected by negative conditions, than those of their counterparts in more established foreign markets.

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Equity Securities Risk.  The risk that events negatively affecting issuers, industries or financial markets in which the Series invests, will impact the value of the stocks held by the Series and thus, the value of the Series' shares over short or extended periods. Investments in a particular style or in small or medium-sized companies may enhance that risk.

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Foreign Investing Risk.  The risk that the prices of foreign securities in the Series’ portfolio will be more volatile than those of domestic securities, or will be negatively affected by currency fluctuations, less regulated or liquid securities markets, or economic, political or other developments.

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Growth Stocks Risk.  The risk that the Series’ investments in growth stocks will be more volatile than investments in other types of stocks, or will perform differently from the market as a whole and from other types of stocks.

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High-Yield/High-Risk Fixed Income Securities (Junk Bonds) Risk.  The risk that the issuers of high-yield/high-risk securities in the Series' portfolio will default, that the prices of such securities will be volatile, and that the securities will not be liquid.

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Interest Rate Risk.  The risk that when interest rates rise, the values of the Series' debt securities, especially those with longer maturities, will fall.

2Virtus Strategic Allocation Series

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Large Market Capitalization Companies Risk.  The risk that the value of investments in larger companies may not rise as much as smaller companies, or that larger companies may be unable to respond quickly to competitive challenges, such as changes in technology and consumer tastes.

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Loan Risk.  The risks that, in addition to the risks typically associated with high-yield/high-risk fixed income securities, loans in which the Series invests may be unsecured or not fully collateralized, may be subject to restrictions on resale, and/or some loans may trade infrequently on the secondary market. Loans settle on a delayed basis, potentially leading to the sale proceeds of loans not being available to meet redemptions for a substantial period of time after the sale of the loans.

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Long-Term Maturities/Durations Risk.  The risk of greater price fluctuations than would be associated with securities having shorter maturities or durations.

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Market Volatility Risk.  The risk that the value of the securities in which the Series invests may go up or down in response to the prospects of individual issuers and/or general economic conditions. Price changes may be temporary or may last for extended periods.

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Mortgage-Backed and Asset-Backed Securities Risk.  The risk that changes in interest rates will cause both extension and prepayment risks for mortgage-backed and asset-backed securities in which the Series invests, or that an impairment of the value of collateral underlying such securities, will cause the value of the securities to decrease.

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Short-Term Investments Risk.  The risk that the Series' short-term investments will not provide the liquidity or protection intended or will prevent the Series from experiencing positive movements in the Series' principal investment strategies.

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U.S. Government Securities Risk.  The risk that U.S. Government securities in the Series’ portfolio will be subject to price fluctuations, or that an agency or instrumentality will default on an obligation not backed by the full faith and credit of the United States.

Performance
The following bar chart and table provide some indication of the risks of investing in the Series. The bar chart shows changes in the Series’ performance from year to year over a 10-year period. The table shows how the Series’ average annual returns compare to those of two broad-based securities market indices (the Russell 1000® Growth Index and the Barclays U.S. Aggregate Bond Index) and a composite benchmark that reflects a hypothetical asset allocation among market sectors for the Series. The Series’ past performance is not necessarily an indication of how the Series will perform in the future. The Series’ returns in the chart and table do not reflect the deduction of any separate account or variable contract charges. The returns would have been less than those shown if such charges were deducted.
Calendar Year Annual Total Returns for Class A Shares
Best Quarter:	2Q/2009:	13.28%	Worst Quarter:	4Q/2008:	-14.29%	Year to date (3/31/17):	5.88%
Average Annual Total Returns (for the periods ended 12/31/16)	1 Year	5 Years	10 Years
Class A	0.82%	6.54%	4.53%
Russell 1000® Growth Index (does not reflect fees or expenses)	7.08%	14.50%	8.33%
Bloomberg Barclays U.S. Aggregate Bond Index (does not reflect fees or expenses)	2.65%	2.23%	4.35%
Composite: 45% Russell 1000® Growth Index/15% MSCI EAFE® Index/40% Bloomberg Barclays U.S. Aggregate Bond Index (does not reflect fees or expenses)	6.23%	9.27%	6.01%
Virtus Strategic Allocation Series3

Updated performance information is available at virtus.com or by calling 800-367-5877.
Management
The Adviser and Subadvisers
Virtus Investment Advisers, Inc. (“VIA”) is the investment adviser to the Series.
Duff  & Phelps Investment Management Co. (“Duff  & Phelps”) is the subadviser to the international equity portion of the Series, Kayne Anderson Rudnick Investment Management, LLC (“KAR”) is the subadviser for the domestic equity portion of the Series and Newfleet Asset Management, LLC (“Newfleet”) is the subadviser for the fixed income portion of the Series. Duff  & Phelps, KAR and Newfleet are each an affiliate of VIA.
Portfolio Managers
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David L. Albrycht, CFA,  President and Chief Investment Officer at Newfleet. Mr. Albrycht has served as a Portfolio Manager of the Series since 2007.

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Frederick A. Brimberg,  Senior Managing Director and Senior Portfolio Manager at Duff  & Phelps. Mr. Brimberg has served as a Portfolio Manager of the Series since September 2016.

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Doug Foreman, CFA,  Chief Investment Officer at KAR. Mr. Foreman has served as a Portfolio Manager of the Series since September 2016.

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Stephen H, Hooker, CFA,  Managing Director and Portfolio Manager at Newfleet. Mr. Hooker has served as a Portfolio Manager of the Series since April 2017.

Purchase and Sale of Series Shares
The Series does not offer its shares to the general public. The Series currently offers shares only to the separate accounts of participating insurance companies. Virtus Variable Insurance Trust (the “Trust”), of which the Series is a separate investment portfolio, has entered into an agreement with the insurance company sponsor of each separate account (participation agreement) setting forth the terms and conditions pursuant to which the insurance company will purchase and redeem shares of the Series. For information concerning the purchase of units of the separate accounts, see the variable contract prospectus.
Tax Information
Since the separate accounts are the only shareholders of the Series, no discussion is included herein as to the federal income tax consequences at the shareholder level. For information concerning the federal income tax consequences to the purchasers of variable contracts, see the variable contract prospectus which describes the particular separate account and variable contract.
Payments to Insurance Companies and Other Financial Intermediaries
Series shares are generally available only through intermediaries, i.e., the separate accounts. The Series (and/or its related companies) may pay the insurance companies (and/or their related companies) for distribution and/or other services; some of the payments may, in turn, go to broker-dealers and other financial intermediaries. For example, the Series may make payments for sub-transfer agency services to one or more of the insurance companies. Such payments may create a conflict of interest for an intermediary by influencing the intermediary’s investment recommendations, or be a factor in the insurance company’s decision to include the Series as an underlying investment option in a variable contract. Ask your salesperson or review your variable contract prospectus for more information.
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More About Principal Investment Strategies

The Series invests in equity and fixed income securities of both U.S. and foreign issuers, including issuers in emerging market countries, and may invest in issuers of any size. The fund targets an asset allocation consisting of approximately 45% in U.S. equity securities, 15% in non-U.S. equity securities and 40% in fixed income securities. Allocation percentages are measured at time of purchase.
For the Series’ U.S. equity allocation, the subadviser invests in equity securities of large market capitalization companies. As of the date of this Prospectus, the Series’ subadviser considers large market capitalization companies for this purpose to be those companies that, at the time of initial purchase, have market capitalizations within the range of companies included in the Russell 1000® Index on a rolling three-year basis. Because large market capitalization companies are defined by reference to an index, the market capitalization of companies in which the Series may invest may vary with market conditions. As of December 31, 2016, the market capitalization of companies included in the Russell 1000® Index over the past three years was $486 million to $610 billion.
The subadviser uses a strategy emphasizing consistently growing, highly profitable, low-debt companies with rising cash flows, which the subadviser deems to be of high quality. If a company meets these criteria, the subadviser researches and analyzes that company’s strength of management, relative competitive position in the industry, and its financial structure. A proprietary model is used to determine relative value.
The subadviser’s sell discipline seeks to dispose of holdings that, among other things, achieve a target price, or are the subject of negative developments individually or as an industry, or as necessary to provide funding to upgrade and improve portfolio holdings or meet diversification requirements.
For the Series’ non-U.S. equity allocation, which may be implemented using ADRs, the subadviser’s process is driven by bottom-up fundamental research and informed by top-down macro views. Generally, the Series invests in non-U.S. issuers having capitalizations that fall within the range of companies included in the MSCI EAFE® Index; however, the Series may invest in medium and small capitalization issuers as well. Top-down research is utilized to make global and regional decisions, country selection, and sector selection. As part of the process, the subadviser takes into account, among other things, monetary policy, geo-political factors, direction of interest rate movements, economic growth and outlook, and valuation. In evaluating non-U.S. securities for inclusion in the Series, the subadviser applies a Cash Flow Return on Capital approach to valuation as well as fundamental analysis to assess the financial strength, franchise quality, and management capabilities of individual securities. As of December 31, 2016, the market capitalization of companies included in the MSCI EAFE® Index was $1.08 billion to $224 billion.
In determining which equity securities to sell, the subadviser considers several factors. Among those factors are: whether a security has become fully valued, if there has been a material change in the assessment of the company’s fundamentals or original thesis, changes in the macro-economic environment, whether there is a better alternative available, and/or a portfolio rebalancing.
Under normal circumstances, the fixed income portion of the Series is invested in the following sectors of fixed income securities:
The Series may invest in all or some of these sectors. If after the time of investment the rating declines, the Series is not obligated to sell the security.
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Securities issued or guaranteed as to principal and interest by the U.S. Government, its agencies, authorities or instrumentalities, including collateralized mortgage obligations (“CMOs”), real estate mortgage investment conduits (“REMICs”) and other pass-through securities;

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Debt securities issued by foreign issuers, including foreign governments and their political subdivisions and issuers located in emerging market countries;

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Investment grade securities (primarily of U.S. issuers, secondarily of non-U.S. issuers), which are securities with credit ratings within the four highest rating categories of a nationally recognized statistical rating organization, or if unrated, those that the subadviser determines, pursuant to procedures reviewed and approved by the Board of Trustees, are of comparable quality, including short-term securities; and

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High yield debt instruments, including bank loans (which are generally floating rate), of U.S. issuers.

The fixed income portion of the Series employs active sector rotation and disciplined risk management to portfolio construction. The Series’ fixed income assets are typically allocated among various sectors of the fixed income market using a top-down, relative value approach that looks at factors such as yield and spreads, supply and demand,
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investment environment, and sector fundamentals. The subadviser then selects particular investments using a bottom-up, fundamental research-driven analysis that includes assessment of credit risk, company management, issue structure, technical market conditions, and valuations. Securities selected for investment are those that the subadviser believes offer the best potential to achieve the Series’ investment objective of providing a high level of total return, including a competitive level of current income. The subadviser seeks to adjust the proportion of fixed income investments primarily in the sectors described above and the selections within sectors to obtain higher relative returns. The subadviser regularly reviews the Series’ portfolio construction, endeavoring to minimize risk exposure by closely monitoring portfolio characteristics such as sector concentration and portfolio duration and by investing no more than 5% of the fixed income portion of the Series’ total assets in securities of any single issuer (excluding the U.S. Government, its agencies, authorities or instrumentalities).
The fixed income portion of the Series utilizes a duration neutral strategy. Duration measures the interest rate sensitivity of a fixed income security by assessing and weighting the present value of the security’s payment pattern. Generally, the longer the maturity the greater the duration and, therefore, the greater effect interest rate changes have on the price of the security. Under normal circumstances, the Series’ fixed income portion will have an average duration maintained at a level similar to that of its benchmark, the Barclays U.S. Aggregate Bond Index. As of December 31, 2016, the modified adjusted duration of the Barclays U.S. Aggregate Bond Index was 6.90 years; the modified adjusted duration of the Series was 4.83 years. Typically, for a Series maintaining a modified adjusted duration of 4.83 years, a one percent increase in interest rates would cause a 4.83% decrease in the value of the Series’ fixed income assets. Similarly, a one percent decrease in interest rates typically would cause the value of the Series’ fixed income assets to increase by 4.83%.
Fixed income securities generally will be sold if, in the opinion of the subadviser, they become overvalued, fundamentals change, or portfolio management considerations warrant.
Temporary Defensive Strategy: During periods of adverse market conditions, the Series may take temporary defensive positions that are inconsistent with its principal investment strategies by holding all or part of its assets in cash or short-term money market instruments including obligations of the U.S. Government, high-quality commercial paper, certificates of deposit, bankers acceptances, bank interest-bearing demand accounts, and repurchase agreements secured by U.S. Government securities. When this allocation happens, the Series may not achieve its objective.
Please see “More About Principal Risks” for information about the risks of investing in the Series.
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More About Principal Risks

The Series’ investments are subject generally to market risk and the risk of selecting underperforming securities and asset classes, which may adversely affect the Series and lead to loss of principal.
Debt Securities
Debt securities are subject to various risks, the most prominent of which are credit risk and interest rate risk. These risks can affect a security’s price volatility to varying degrees, depending upon the nature of the instrument. Risks associated with investing in debt securities include the following:
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Call Risk. There is a risk that issuers will prepay fixed rate obligations when interest rates fall. A Series holding callable securities therefore may be forced to reinvest in obligations with lower interest rates than the original obligations and otherwise not benefit fully from the increase in value that other fixed income securities experience when rates decline.

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Credit Risk. There is a risk that the issuer of a security will fail to pay interest or principal in a timely manner, or that negative perceptions of the issuer’s ability to make such payments will cause the price of the security to decline. Debt securities rated below investment-grade are especially susceptible to this risk.

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Income Risk. The income shareholders receive from the Series is based primarily on the dividends and interest the Series earns from its investments, which can vary widely over the short- and/or long-term. If prevailing market interest rates drop, distribution rates of the Series’ preferred stock holdings and any bond holdings could drop as well. The Series’ income also would likely be affected adversely when prevailing short-term interest rates increase. In certain circumstances, the Series may be treated as receiving income even though no cash is received. The Series may not be able to pay distributions, or may have to reduce distribution levels, if the cash distributions that the Series receives from its investments decline.

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Interest Rate Risk. The values of debt securities usually rise and fall in response to changes in interest rates. Declining interest rates generally increase the value of existing debt instruments, and rising interest rates generally decrease the value of existing debt instruments. Changes in a debt instrument’s value usually will not affect the amount of interest income paid to the Series, but will affect the value of the Series’ shares. Interest rate risk is generally greater for investments with longer maturities.

Certain securities pay interest at variable or floating rates. Variable rate securities reset at specified intervals, while floating rate securities reset whenever there is a change in a specified index rate. In most cases, these reset provisions reduce the effect of changes in market interest rates on the value of the security. However, some securities do not track the underlying index directly, but reset based on formulas that can produce an effect similar to leveraging; others may also provide for interest payments that vary inversely with market rates. The market prices of these securities may fluctuate significantly when interest rates change.
Some investments give the issuer the option to call or redeem an investment before its maturity date. If an issuer calls or redeems an investment during a time of declining interest rates, the Series might have to reinvest the proceeds in an investment offering a lower yield, and therefore it might not benefit from any increase in value as a result of declining interest rates.
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Limited Voting Rights. Debt securities typically do not provide any voting rights, except in cases when interest payments have not been made and the issuer is in default.

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Long-Term Maturities/Duration Risk. Fixed income securities with longer maturities or durations may be subject to greater price fluctuations due to interest rate, tax law, and general market changes than securities with shorter maturities or durations.

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Redemption Risk. Debt securities sometimes contain provisions that allow for redemption in the event of tax or security law changes, in addition to call features at the option of the issuer. In the event of a redemption, the Series may not be able to reinvest the proceeds at comparable rates of return.

Depositary Receipts
The Series may invest in American Depositary Receipts (ADRs) sponsored by U.S. banks, European Depositary Receipts (EDRs), Global Depositary Receipts (GDRs), ADRs not sponsored by U.S. banks, other types of depositary receipts (including non-voting depositary receipts) and other similar instruments representing securities of foreign companies.
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Although certain depositary receipts may reduce or eliminate some of the risks associated with foreign investing, these types of securities generally are subject to many of the same risks as direct investments in securities of foreign issuers.
Equity Securities
Generally, prices of equity securities are more volatile than those of fixed income securities. The prices of equity securities will rise and fall in response to a number of different factors. In particular, equity securities will respond to events that affect entire financial markets or industries (such as changes in inflation or consumer demand) and to events that affect particular issuers (such as news about the success or failure of a new product). Equity securities also are subject to “stock market risk,” meaning that stock prices in general may decline over short or extended periods of time. When the value of the stocks held by the Series goes down, the value of the Series’ shares will be affected.
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Growth Stocks Risk. Growth stocks can react differently to issuer, political, market, and economic developments than the market as a whole and other types of stocks. Growth stocks also tend to be more expensive relative to their earnings or assets compared to other types of stocks, and as a result they tend to be sensitive to changes in their earnings and more volatile than other types of stocks.

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Large Market Capitalization Companies Risk. The value of investments in larger companies may not rise as much as smaller companies, or larger companies may be unable to respond quickly to competitive challenges, such as changes in technology and consumer tastes.

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Small and Medium Market Capitalization Companies Risk. Small and medium-sized companies often have narrower markets, fewer products or services to offer, and more limited managerial and financial resources than larger, more established companies. As a result, the performance of small and medium-sized companies may be more volatile, and they may face a greater risk of business failure, which could increase the volatility and risk of loss to the Series.

Foreign Investing
Investing in securities of non-U.S. companies involves special risks and considerations not typically associated with investing in U.S. companies, and the values of non-U.S. securities may be more volatile than those of U.S. securities. The values of non-U.S. securities are subject to economic and political developments in countries and regions where the issuers operate or are domiciled, or where the securities are traded, such as changes in economic or monetary policies, and to changes in currency exchange rates. Values may also be affected by restrictions on receiving the investment proceeds from a non-U.S. country.
In general, less information is publicly available about non-U.S. companies than about U.S. companies. Non-U.S. companies are generally not subject to the same accounting, auditing and financial reporting standards as are U.S. companies. Certain foreign issuers classified as passive foreign investment companies may be subject to additional taxation risk.
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Currency Rate Risk. Because the foreign securities in which the Series invests generally trade in currencies other than the U.S. dollar, changes in currency exchange rates will affect the Series’ net asset value, the value of dividends and interest earned, and gains and losses realized on the sale of securities. Because the value of the Series’ shares is calculated in U.S. dollars, it is possible for the Series to lose money by investing in a foreign security if the local currency of a foreign market depreciates against the U.S. dollar, even if the local currency value of the Series’ holdings goes up. Generally, a strong U.S. dollar relative to such other currencies will adversely affect the value of the Series’ holdings in foreign securities.

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Emerging Market Investing Risk. The risks of foreign investments are generally greater in countries whose markets are still developing than they are in more developed markets. Emerging market countries typically have economic and political systems that are less fully developed, and can be expected to be less stable than those of more developed countries. For example, the economies of such countries can be subject to rapid and unpredictable rates of inflation or deflation. Since these markets are often small, they may be more likely to suffer sharp and frequent price changes or long-term price depression because of adverse publicity, investor perceptions or the actions of a few large investors. They may also have policies that restrict investment by foreigners, or that prevent foreign investors from withdrawing their money at will. Certain emerging markets may also face other significant internal or external risks, including the risk of war and civil unrest. For all of these reasons, investments in emerging markets may be considered speculative.

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To the extent that the Series invests a significant portion of its assets in a particular emerging market, the Series will be more vulnerable to financial, economic, political and other developments in that country, and conditions that negatively impact that country will have a greater impact on the Series as compared with a Series that does not have its holdings concentrated in a particular country.
High-Yield/High-Risk Fixed Income Securities (Junk Bonds)
Securities rated “BB” or below by S&P or Fitch, or “Ba” or below by Moody’s, may be known as “high-yield” securities and commonly referred to as “junk bonds.” The highest of the ratings among S&P, Fitch and Moody's is used to determine the security's classification. Such securities entail greater price volatility and credit and interest rate risk than investment-grade securities. Analysis of the creditworthiness of high-yield/high-risk issuers is more complex than for higher-rated securities, making it more difficult for the Series' subadviser to accurately predict risk. There is a greater risk with high-yield/high-risk fixed income securities that an issuer will not be able to make principal and interest payments when due. If the Series pursues missed payments, there is a risk that Series expenses could increase. In addition, lower-rated securities may not trade as often and may be less liquid than higher-rated securities, especially during periods of economic uncertainty or change. As a result of all of these factors, these bonds are generally considered to be speculative.
Loans
Investing in loans (including loan assignments, loan participations and other loan instruments) carries certain risks in addition to the risks typically associated with high-yield/high-risk fixed income securities. Loans may be unsecured or not fully collateralized, may be subject to restrictions on resale and sometimes trade infrequently on the secondary market. In the event a borrower defaults, a Series’ access to the collateral may be limited or delayed by bankruptcy or other insolvency laws. There is a risk that the value of the collateral securing the loan may decline after a Series invests and that the collateral may not be sufficient to cover the amount owed to the Series. If the loan is unsecured, there is no specific collateral on which the Series can foreclose. In addition, if a secured loan is foreclosed, a Series may bear the costs and liabilities associated with owning and disposing of the collateral, including the risk that collateral may be difficult to sell.
Transactions in many loans settle on a delayed basis. As a result, sale proceeds related to the sale of loans may not be available to make additional investments or to meet the Series’ redemption obligations until potentially a substantial period of time after the sale of the loans. No active trading market may exist for some loans, which may impact the ability of the Series to realize full value in the event of the need to liquidate such assets. Adverse market conditions may impair the liquidity of some actively traded loans. Loans also may be subject to restrictions on resale, which can delay the sale and adversely impact the sale price. Difficulty in selling a loan can result in a loss. Loans made to finance highly leveraged corporate acquisitions may be especially vulnerable to adverse changes in economic or market conditions. Certain loans may not be considered “securities,” and purchasers, such as a fund, therefore may not be entitled to rely on the strong anti-fraud protections of the federal securities laws. With loan participations, a Series may not be able to control the exercise of any remedies that the lender would have under the loan and likely would not have any rights against the borrower directly, so that delays and expense may be greater than those that would be involved if a Series could enforce its rights directly against the borrower.
Market Volatility
The value of the securities in which the Series invests may go up or down in response to the prospects of individual companies and/or general economic conditions. Price changes may be temporary or may last for extended periods.
Instability in the financial markets has exposed the Series to greater market and liquidity risk and potential difficulty in valuing portfolio instruments that it holds. In response to financial markets that experienced extreme volatility, and in some cases a lack of liquidity, the US Government has taken a number of unprecedented actions, including acquiring distressed assets from financial institutions and acquiring ownership interests in those institutions. The implications of government ownership and disposition of these assets are unclear. Additional legislation or government regulation may also change the way in which the Series itself is regulated, which could limit or preclude the Series’ ability to achieve its investment objective.
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Mortgage-Backed and Asset-Backed Securities
Mortgage-backed securities represent interests in pools of residential mortgage loans purchased from individual lenders by a federal agency or originated and issued by private lenders. Asset-backed securities represent interests in pools of underlying assets such as motor vehicle installment sales or installment loan contracts, leases of various types of real and personal property, and receivables from credit card agreements. These two types of securities share many of the same risks.
The impairment of the value of collateral or other assets underlying a mortgage-backed or asset-backed security, such as that resulting from non-payment of loans, may result in a reduction in the value of such security and losses to the Series.
Early payoffs in the loans underlying such securities may result in the Series receiving less income than originally anticipated. The variability in prepayments will tend to limit price gains when interest rates drop and exaggerate price declines when interest rates rise. In the event of high prepayments, the Series may be required to invest proceeds at lower interest rates, causing the Series to earn less than if the prepayments had not occurred. Conversely, rising interest rates may cause prepayments to occur at a slower than expected rate, which may effectively change a security which was considered short- or intermediate-term into a long-term security. Long-term securities tend to fluctuate in value more widely in response to changes in interest rates than shorter-term securities.
Short-Term Investments
Short-term investments include money market instruments, repurchase agreements, certificates of deposit, bankers’ acceptances and other short-term instruments that are not U.S. Government securities. These securities generally present less risk than many other investments, but they are generally subject to credit risk and may be subject to other risks as well.
U.S. Government Securities
Obligations issued or guaranteed by the U.S. Government, its agencies, authorities and instrumentalities and backed by the full faith and credit of the United States only guarantee principal and interest will be timely paid to holders of the securities. The entities do not guarantee that the value of Series shares will increase, and in fact the market values of such obligations may fluctuate. In addition, not all U.S. Government securities are backed by the full faith and credit of the United States; some are the obligation solely of the entity through which they are issued. There is no guarantee that the U.S. Government would provide financial support to its agencies and instrumentalities if not required to do so by law.
Management of the Series

The Adviser
VIA has served as the investment adviser to the Series since November 2010. VIA, located at 100 Pearl Street, Hartford, CT 06103, acts as the investment adviser for over 50 mutual funds and as adviser to institutional clients. As of December 31, 2016, VIA had approximately $24.4 billion in assets under management. VIA has acted as an investment adviser for over 80 years and is an indirect wholly-owned subsidiary of Virtus Investment Partners, Inc., a publicly traded multi-manager asset management business.
Pursuant to the Investment Advisory Agreement with the Series and subject to the direction of the Trust’s Board of Trustees, VIA is responsible for managing the Series’ investment program in conformity with the stated policies of the Series as described in this prospectus. VIA, with the approval of the Trust’s Board of Trustees, has selected Duff  & Phelps to serve as subadviser with respect to the international equity portion of the Series, KAR to serve as subadviser with respect to the domestic equity portion of the Series and Newfleet to serve as subadviser with respect to the fixed income portion of the Series. Duff  & Phelps, KAR and Newfleet perform the day-to-day portfolio management of the Series. Duff  & Phelps, KAR and Newfleet are responsible for deciding which securities to purchase and sell for the Series and for placing the Series’ transactions.
The Series pays VIA an investment management fee that is accrued daily against the value of the Series’ net assets at the following annual rate:
1st $250 million	$250+ million through $500 million	Over $500 million
0.55%	0.50%	0.45%
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For its last fiscal year, the Series paid advisory fees at the rate of 0.60% of its average net assets.
The Trust has entered into an expense limitation agreement with VIA whereby VIA has agreed to reimburse the Series for expenses necessary or appropriate for the operation of the Series (excluding certain expenses, such as front-end or contingent deferred sales charges, taxes, interest, brokerage commissions, unusual or infrequently occurring expenses (such as litigation) and acquired fund fees and expenses, if any) to the extent that such expenses exceed 0.98% of the Series’ average net assets. This expense limitation agreement is in place through April 30, 2018. After April 30, 2018, VIA may discontinue this expense reimbursement arrangement at any time. Under certain conditions, VIA may recapture operating expenses reimbursed under an expense reimbursement arrangement for a period of three years following the time such reimbursement occurred.
VIA serves as a manager of managers of the Series. In this capacity, VIA: (i) sets the Series’ overall investment strategies; (ii) evaluates, selects, and recommends to the Board one or more subadvisers needed to manage all or part of the assets of the Series; (iii) monitors and evaluates the subadvisers’ investment programs and results as well as the performance of the subadvisers relative to the applicable benchmark indexes; and (iv) reviews the Series’ compliance with its investment objectives, policies and restrictions.
The Trust and VIA have each received an exemptive order from the Securities and Exchange Commission (“SEC”) that permits VIA, subject to certain conditions and without the approval of shareholders to: (a) employ a new unaffiliated subadviser for a Series pursuant to the terms of a new subadvisory agreement, in each case either as a replacement for an exiting subadviser or as an additional subadviser; (b) change the terms of any subadvisory agreement; and (c) continue the employment of an existing subadviser on the same subadvisory agreement terms where an agreement has been assigned because of a change in control of the subadviser. In such circumstances, shareholders would receive notice of such action, including the information concerning the new subadviser that normally is provided in a proxy statement.
The Subadviser
Duff  & Phelps, an affiliate of VIA, is a subadviser to the Series (since September 2016) and is responsible for managing the Series’ international equity assets only. Duff  & Phelps has offices at 200 South Wacker Drive, Suite 500, Chicago, IL 60606. Duff  & Phelps acts as subadviser to mutual funds and as adviser or subadviser to closed-end mutual funds and to institutional clients. Duff  & Phelps (together with its predecessor) has been in the investment advisory business for more than 70 years. As of December 31, 2016, Duff  & Phelps had approximately $10.3 billion in assets under management on a discretionary basis.
KAR, an affiliate of VIA, is a subadviser to the Series (since September 2016) and is responsible for the Series domestic equity assets only. KAR is located at 1800 Avenue of the Stars, 2nd Floor, Los Angeles, CA 90067. KAR acts as subadviser to mutual funds and as investment adviser to institutions and individual and as of December 31, 2016, had approximately $12.8 billion in assets under management.
Newfleet, an affiliate of VIA, is a subadviser to the Series (since June 2011) and is located at 100 Pearl Street, Hartford, CT 06103. Newfleet acts as subadviser to mutual funds and as adviser to institutions and individuals. As of December 31, 2016, Newfleet had approximately $11.8 billion in assets under management.
From its investment advisory fee, VIA, and not the Series, pays Duff  & Phelps for its subadvisory services at the rate of 50% of the net advisory fee applicable to the international equity portion of the Series' assets, KAR for its subadvisory services at the rate of 50% of the net advisory fee applicable to the domestic international equity portion of the Series’ assets and Newfleet for its subadvisory services at the rate of 50% of the net advisory fee applicable to the fixed income portion of the Series' assets.
Board of Trustees’ Approval of Investment Advisory and Subadvisory Agreements
The Trust’s annual report to shareholders for the year ended December 31, 2016 contains a discussion regarding the basis for the Trust’s Board of Trustees' approval of the investment advisory and investment subadvisory agreements for the Series.
Portfolio Management
David L. Albrycht, CFA and Stephen H. Hooker, CFA of Newfleet manage the fixed income investments of the Series (since 2007).
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Mr. Albrycht  is President and Chief Investment Officer at Newfleet (since June 2011). Mr. Albrycht has been Portfolio Manager of the Series since 2007. Prior to joining Newfleet in 2011, he was Executive Managing

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Director (2008 to 2011) and Vice President (2005 to 2008), Fixed Income, of Goodwin Capital Advisers, Inc. (“Goodwin”). Previously, he was associated with VIA, which was an affiliate of Goodwin. He managed fixed income portfolios for Goodwin affiliates since 1991. Mr. Albrycht also manages several fixed income mutual funds as well as two closed-end funds, an exchange-traded fund and a UCIT.
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Mr. Hooker  is a Managing Director and Portfolio Manager at Newfleet (since 2011). He is responsible for the paper and packaging and chemicals industry sectors, and the Eastern Europe, Middle East, and Africa sovereign credit sector. From 2005 until 2011, Mr. Hooker was vice president, senior credit analyst at Aladdin Capital Management and Global Plus Investment Management, respectively, both of which specialize in high yield and structured credit products. Prior to 2005, he was at Goodwin for 12 years, serving in various capacities, including as a senior credit analyst and emerging markets sector manager on its fixed income team.

Frederick A. Brimberg of Duff  & Phelps manages the international equity investments of the Series (since September 2016).
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Mr. Brimberg  is Senior Managing Director and Senior Portfolio Manager at Duff  & Phelps (since August 2016) and Euclid Advisors LLC (“Euclid”) (since 2012), an affiliate of Duff  & Phelps and VIA. Prior to joining Euclid, he was senior vice president and international portfolio manager at Avatar Associates (2006 to 2012), where he started the international strategy in 2006. Earlier, he was vice president and portfolio manager at ING Investment Management and its predecessor Lexington Management, with a focus on global equity investing. Mr. Brimberg’s career spans 30-plus years in investment management, trading, and capital markets, with positions at Brimberg & Co., and Lehman Brothers.

Doug Foreman, CFA, of KAR manages the domestic equity investments of the Series (since September 2016).
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Mr. Foreman  is Chief Investment Officer (since January 2014), (Co-chief Investment Officer, 2013), playing a leadership role in KAR’s equity investment operations and is a member of the Executive Management Committee. Before joining KAR in 2011, he was director of equities at HighMark Capital Management (2009 to 2011). Prior to HighMark, Mr. Foreman was retired for two years (2007 to 2008) and was group managing director and chief investment officer of U.S. equities at Trust Company of the West (TCW) (1994 - 2006).

The statement of additional information (“SAI”) provides additional information about the portfolio managers’ compensation, other accounts managed by the portfolio managers and the portfolio managers’ ownership of securities in the Series.
Risks Associated with Other Investment Strategies and Series Operations

Information about the Series’ principal investment strategies and risks appears in the Fund Summary section and the sections entitled “More About Principal Investment Strategies” and “More About Principal Risks” above. The information below describes other investment strategies that the Series may use that are not principal strategies and the risks of those strategies, arranged in alphabetical order, as well as other operational risks. Further descriptions of these investment strategies and practices can be found in the SAI.
The greater an investment in a particular asset class by the Series, the greater the impact to the Series of the risks related to the class.
Convertible Securities
Convertible securities are bonds, debentures, notes, preferred stock, rights, warrants or other securities that may be converted into or exchanged for a prescribed amount of common stock or other security of the same or a different issuer or into cash within a particular period of time at a specified price or formula. A convertible security generally entitles the holder to receive interest paid or accrued on debt securities or the dividend paid on preferred stock until the convertible security matures or is redeemed, converted or exchanged. If a convertible security is called for redemption, the Series may have to redeem the security, convert it into common stock or sell it to a third party at a price and time that is not beneficial for the Series. The value of convertible securities tends to decline as interest rates rise and, because of the conversion feature, tends to vary with fluctuations in the market value of the underlying securities. Securities convertible into common stocks may have higher yields than common stocks but lower yields than comparable nonconvertible securities.
12Virtus Strategic Allocation Series

Cybersecurity
With the increased use of technologies such as the Internet to conduct business, the Series have become potentially more susceptible to operational and information security risks through breaches in cybersecurity. In general, a breach in cybersecurity can result from either a deliberate attack or an unintentional event. Cybersecurity breaches may involve, among other things, infection by computer viruses or other malicious software code or unauthorized access to the digital information systems, networks or devices of the Series or their service providers (including, but not limited to, the Series’ investment adviser, transfer agent, custodian, administrators and other financial intermediaries) through “hacking” or other means, in each case for the purpose of misappropriating assets or sensitive information (including, for example, personal shareholder information), corrupting data or causing operational disruption or failures in the physical infrastructure or operating systems that support the Series. Any such cybersecurity breaches or losses of service may cause the Series to lose proprietary information, suffer data corruption or lose operational capacity, which, in turn, could cause the Series to incur regulatory penalties, reputational damage, additional compliance costs associated with corrective measures, and/or financial loss. While the Series and their service providers have established business continuity plans and risk management systems designed to prevent or reduce the impact of cybersecurity attacks, there are inherent limitations in such plans and systems due in part to the ever-changing nature of technology and cybersecurity attack tactics, and there is a possibility that certain risks have not been adequately identified or prepared for. Cybersecurity risks may also impact issuers of securities in which the Series invest, which may cause the Series’ investments in such issuers to lose value.
Derivatives
Derivative transactions are contracts whose value is derived from the value of an underlying asset, index or rate, including futures, options, non-deliverable forwards, forward foreign currency exchange contracts and swap agreements. The Series may use derivatives to hedge against factors that affect the value of its investments, such as interest rates and foreign currency exchange rates. The Series may also utilize derivatives as part of its overall investment technique to gain or lessen exposure to various securities, markets, volatility, dividend payments and currencies.
Derivatives typically involve greater risks than traditional investments. It is generally more difficult to ascertain the risk of, and to properly value, derivative contracts. Many derivatives, and particularly those that are privately negotiated, are complex and often valued subjectively. Improper valuations can result in increased cash payment requirements to counterparties or a loss of value to the Series. The prices of derivatives may move in unexpected ways, especially in abnormal market conditions. Derivatives are usually less liquid than traditional securities and are subject to counterparty risk (the risk that the other party to the contract will default or otherwise not be able to perform its contractual obligations). In addition, some derivatives transactions may involve potentially unlimited losses.
Derivative contracts entered into for hedging purposes may also subject the Series to losses if the contracts do not correlate with the assets, indexes or rates they were designed to hedge. Gains and losses derived from hedging transactions are, therefore, more dependent upon the subadviser’s ability to correctly predict the movement of the underlying asset prices, indexes or rates.
As an investment company registered with the SEC, the Series is required to identify on its books (often referred to as “asset segregation”) liquid assets, or engage in other SEC-approved measures, to “cover” open positions with respect to certain kinds of derivative instruments. If the Series invests in such instruments and has insufficient cash to meet such requirements, it may have to sell other investments, including at disadvantageous times.
Governments, agencies and/or other regulatory bodies may adopt or change laws or regulations that could adversely affect the Series' ability to invest in derivatives as the Series' subadviser intends. The Dodd-Frank Wall Street Reform and Consumer Protection Act (the “Dodd-Frank Act”), among other things, grants the Commodity Futures Trading Commission (the “CFTC”) and SEC broad rulemaking authority to implement various provisions of the Dodd-Frank Act including comprehensive regulation of the over-the-counter (“OTC”) derivatives market. The implementation of the Dodd-Frank Act could adversely affect the Series by placing limits on derivative transactions, and/or increasing transaction and/or regulatory compliance costs. For example, the CFTC has recently adopted new rules that will apply a new aggregation standard for position limit purposes, which may further limit the Series' ability to trade futures contracts and swaps.
There are also special tax rules applicable to certain types of derivatives, which could affect the amount, timing and character of the Series' income or loss and hence of its distributions to shareholders by causing holding period
Virtus Strategic Allocation Series13

adjustments, converting short-term capital losses into long-term capital losses, and accelerating the Series' income or deferring its losses. The Series' use of derivatives may also increase the amount of taxes payable by shareholders or the resources required by the Series or its adviser and/or subadviser(s) to comply with particular regulatory requirements.
•
Financial Futures and Related Options. The Series may use financial futures contracts and related options for hedging purposes. Futures and options involve market risk in excess of their value and may not be as liquid as other securities.

Exchange-Traded Funds (“ETFs”)
ETFs invest in a portfolio of securities designed to track a particular market segment or index. The risks associated with investing in ETFs generally reflect the risks of owning shares of the underlying securities the ETF is designed to track, although lack of liquidity in an ETF could result in its value being more volatile than the underlying portfolio of securities. Assets invested in ETFs incur a layering of expenses, including operating costs and advisory fees that Series shareholders indirectly bear; such expenses may exceed the expenses the Series would incur if it invested directly in the underlying portfolio of securities the ETF is designed to track. Shares of ETFs trade on a securities exchange and may trade at, above, or below their net asset value.
Foreign Currency Transactions
The Series may engage in foreign currency transactions, including foreign currency forward contracts, options, swaps and other similar strategic transactions. These transactions may be for the purposes of hedging or efficient portfolio management, or may be for investment purposes, and they may be exchange traded or traded directly with market counterparties. Such investments may not prove successful or may have the effect of limiting gains from favorable market movements.
The Series may use derivatives to acquire positions in various currencies, which presents the risk that the Series could lose money on its exposure to a particular currency and also lose money on the derivative. The Series also may take positions in currencies that do not correlate to the currency exposure presented by the Series' other investments. As a result, the Series' currency exposure may differ, in some cases significantly, from the currency exposure of its other investments and/or its benchmarks.
Illiquid and Restricted Securities
Certain securities in which the Series invests may be difficult to sell at the time and price beneficial to the Series, for example due to low trading volumes or legal restrictions. When there is no willing buyer or a security cannot be readily sold, the Series may have to sell at a lower price or may be unable to sell the security at all. The sale of such securities may also require the Series to incur expenses in addition to those normally associated with the sale of a security.
Leverage
When the Series makes investments in futures contracts, forward contracts, swaps and other derivative instruments, the futures contracts, forward contracts, swaps and certain other derivatives provide the economic effect of financial leverage by creating additional investment exposure, as well as the potential for greater loss. When the Series uses leverage through activities such as borrowing, entering into short sales, purchasing securities on margin or on a when-issued basis, or purchasing derivative instruments in an effort to increase its returns, the Series has the risk of magnified capital losses that occur when losses affect an asset base, enlarged by borrowings or the creation of liabilities, that exceeds the net assets of the Series. The value of the shares of the Series employing leverage will be more volatile and sensitive to market movements. Leverage may also involve the creation of a liability that requires the Series to pay interest.
Operational
An investment in the Series, like any mutual fund, can involve operational risks arising from factors such as processing errors, human errors, inadequate or failed internal or external processes, failures in systems and technology, changes in personnel and errors caused by third-party service providers. The occurrence of any of these failures, errors or breaches could result in a loss of information, regulatory scrutiny, reputational damage or other events, any of which could have a material adverse effect on the Series. While the Series seeks to minimize such events through controls and oversight, there may still be failures that could cause losses to the Series.
14Virtus Strategic Allocation Series

Repurchase Agreements
The Series may invest in repurchase agreements with commercial banks, brokers and dealers considered by the subadviser to be creditworthy. Such agreements subject the Series to the risk of default or insolvency of the counterparty.
Securities Lending
The Series may loan portfolio securities with a value up to one-third of its total assets to increase its investment returns. If the borrower is unwilling or unable to return the borrowed securities when due, the lending Series can suffer losses. In addition, there is a risk of delay in receiving additional collateral or in the recovery of the securities, and a risk of loss of rights in the collateral, in the event that the borrower fails financially. There is also a risk that the value of the investment of the collateral could decline, causing a loss to the Series.
Unrated Fixed Income Securities
The Series’ subadviser has the authority to make determinations regarding the quality of unrated fixed income securities for the purposes of assessing whether they meet the Series’ investment restrictions. However, analysis of unrated securities is more complex than that of rated securities, making it more difficult for the subadviser to accurately predict risk. Unrated fixed income securities may not be lower in quality than rated securities, but due to their perceived risk they may not have as broad a market as rated securities, making it more difficult to sell unrated securities.
When-Issued and Delayed-Delivery Securities
The Series may purchase securities on a when-issued or delayed-delivery basis. The value of the security on its settlement date may be more or less than the price paid as a result of changes in interest rates and market conditions. If the value of such a security on its settlement date is less than the price paid by the Series, the value of the Series’ shares may decline.
Zero Coupon, Step coupon, Deferred Coupon and PIK Bonds
The Series may invest in any combination of zero coupon and step coupon bonds and bonds on which interest is payable in kind (“PIK”). The market prices of these bonds generally are more volatile than the market prices of securities that pay interest on a regular basis. Since the Series will not receive cash payments earned on these securities on a current basis, the Series may be required to make distributions from other sources. This may result in higher portfolio turnover rates and the sale of securities at a time that is less favorable.
Distribution Plan

The Trust, on behalf of each series of the Trust, including Class A Shares of the Strategic Allocation Series, has adopted a plan pursuant to Rule 12b-1 under the Investment Company Act of 1940 (the “Distribution Plan”). Pursuant to the Distribution Plan, the Trust has entered into a Distribution Agreement relating to the Distribution Plan with VP Distributors, LLC (the “Distributor”) located at 100 Pearl Street, Hartford, CT 06103. The Distributor is an affiliate of the adviser, and serves as principal underwriter for the Trust. The Distribution Plan permits the use of Series assets to help finance the distribution of the shares of the Series.
Under the Distribution Plan, the Trust, on behalf of each Series, is permitted to pay to the Distributor (who may in turn pay other service providers) up to a total of 0.25% of the average daily net assets of Class A of the Series, as payment for services rendered in connection with the distribution of shares. Because these fees are paid out of Series assets on an ongoing basis, over time these costs will increase the cost of your investment and may cost you more than other types of sales charges.
More About the Trust and the Series

Organization of the Trust
The Trust was organized as a Massachusetts business trust on February 18, 1986. It was subsequently reorganized into a Delaware statutory trust on February 14, 2011. The Trust currently consists of nine series of which the Series is one. The Trust’s business and affairs are managed by its Board of Trustees.
Virtus Strategic Allocation Series15

Shares of Beneficial Interest
Shares (including fractional shares) of the Series have equal rights with regard to voting, redemptions, dividends, distributions and liquidations with respect to the Series. All voting rights of the separate accounts as shareholders are passed through to the variable contract owners. Shareholders of all series of the Trust currently vote on the election of Trustees and other matters. On matters affecting an individual series such as the Series (such as approval of an advisory or subadvisory agreement or a change in fundamental investment policies), a separate vote of that series is required. On matters affecting an individual class (such as approval of matters relating to a Distribution Plan for a particular class of shares), a separate vote of that class is required. The Trust is not required to hold annual shareholder meetings.
Series shares attributable to any insurance company assets and Series shares for which no timely instructions from variable contract owners are received will be voted by the appropriate insurance company in the same proportion as those shares for which instructions are received.
The assets received by the Trust for the issue or sale of shares of the Series, and all income, earnings, profits and proceeds thereof, subject only to the rights of creditors, are allocated to the Series, and constitute the underlying assets of the Series. The underlying assets of the Series are required to be segregated on the books of account, and are to be charged with the expenses of the Series and with a share of the general expenses of the Trust. Any general expenses of the Trust not readily identifiable as belonging to a particular series shall be allocated by or under the direction of the Trustees in such manner as the Trustees determine to be fair and equitable.
Taxes
The Trust intends for the Series to qualify as a regulated investment company (“RIC”) by satisfying the requirements under Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”), including requirements with respect to diversification of assets, distribution of income, and sources of income. In general, a series that qualifies as a RIC will be relieved of federal income tax on its net investment income and net capital gains distributed to its shareholders. In addition, the Trust intends for the Series to comply with the investment diversification requirements for variable contracts contained in the Code. Moreover, the Trust intends to distribute sufficient net investment income and net capital gains of the Series to avoid imposition of any federal excise tax.
Accordingly, the Trust intends that, at the close of each quarter of the taxable year, (i) not more than 25% of the market value of the Series’ total assets will be invested in the securities of a single issuer and (ii) with respect to 50% of the market value of the Series’ total assets, not more than 5% of the market value of the Series’ total assets will be invested in the securities of a single issuer and the Series will not own more than 10% of the outstanding voting securities of a single issuer.
Actual and deemed distributions of ordinary income and net capital gains generally are taxable to the Series’ shareholders, which in this case are the separate accounts. Because the sole shareholders of the Series will be the separate accounts, no discussion is included in this prospectus as to the federal income tax consequences at the shareholder level. For information concerning the federal income tax consequences to purchasers of the variable contracts, please see the variable contract prospectuses.
Disruptive Trading and Market Timing
As an investment vehicle for variable contracts, which are designed as long-term investments, the Series is not appropriate for “market timing” or other trading strategies that entail rapid or frequent investment and trading. Frequent purchases, redemptions and transfers, transfers into and then out of the Series in a short period of time, and transfers of large amounts at one time may be indicative of market timing and otherwise disruptive trading (“Disruptive Trading”), which can have risks and harmful effects for other investors. These risks and harmful effects include:
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dilution of the interests of long-term investors, if market timers or others transfer into the Series at prices that are below the true value or exchange out of the Series at prices that are higher than the true value;

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an adverse effect on portfolio management, such as causing the Series to maintain a higher level of cash than would otherwise be the case, or causing the Series to liquidate investments prematurely; and

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increased brokerage and administrative expenses.

Funds that invest primarily in international securities may be more susceptible to pricing arbitrage opportunities because of time zone differences between the closing of international and domestic markets. Funds that invest primarily in small and mid-cap securities may be more susceptible to arbitrage opportunities because of the less liquid nature of small and mid-cap securities. In addition, funds that hold significant investments in high yield bonds may also be
16Virtus Strategic Allocation Series

susceptible to market timing because high yield bonds are often thinly traded so that their market prices may not accurately reflect current market developments. To the extent that the Series invests in these types of securities, it may be more susceptible to the risks of Disruptive Trading.
In order to attempt to protect Trust investors, the Trust’s Board of Trustees has adopted market timing policies reasonably designed to discourage Disruptive Trading. The Trust reserves the right to amend these policies at any time without prior notice. Because the record owners of the Series are the insurance companies and not the variable contract owners, the Trust is not ordinarily in a position to monitor for or uncover Disruptive Trading by variable contract owners. Therefore, under the Trust’s policies, the Trust delegates to each insurance company the duty to establish and maintain policies and procedures designed to detect, monitor and deter (including, without limitation, by rejecting specific purchase orders) investors (or their agents) whose purchase and redemption activity follows a Disruptive Trading pattern, and to take such other actions as the insurance company may deem necessary to discourage or reduce Disruptive Trading activities. An insurance company may only modify such policies and procedures if it provides reasonable notice to the Trust and the Trust’s Chief Compliance Officer. Please see your variable contract prospectus for information relating to applicable restrictions on purchases or transfers through your variable contract.
The Trust may also take certain actions to stop Disruptive Trading, including imposing redemption fees for the Series and ceasing sales of additional shares of the Series to a separate account through which variable contract owners are engaging in Disruptive Trading. Because the Trust reserves discretion in applying these policies, they may not be applied uniformly. In addition, the Trust, as required under SEC regulations, has entered into an agreement with each insurance company under which the insurance companies have agreed to provide the Trust or its designee with information about variable contract owner transactions in the Series upon request.
Although the Trust will endeavor to ensure that each insurance company can and does identify and deter Disruptive Trading by its variable contract owners, the Trust cannot control their efforts or guarantee their success at deterrence. In addition, the Trust cannot guarantee that monitoring by the insurance companies and the Trust will be 100% successful in detecting all Disruptive Trading activity. Consequently, there is a risk that some investors could engage in Disruptive Trading while others will bear the effects of their Disruptive Trading activities.
Portfolio Holdings
A description of the Trust’s policies and procedures with respect to the disclosure of the Series’ portfolio securities is available in the SAI.
Investing in the Series

Shares of the Series are not available to the public directly. You may invest in the Series by buying a variable accumulation annuity contract or a variable universal life insurance policy from an insurance company and directing the allocation of the net purchase payment(s) to the investment option corresponding to the Series. The appropriate insurance company will, in turn, invest payments in shares of the Series as the investor directs at the net asset value next determined.
The Series offers only Class A Shares.
Sales Charge and Surrender Charges
The Series does not assess any sales charge, either when it sells or when it redeems securities. The sales charges that may be assessed under the variable contracts or policies are described in the variable contract prospectuses, as are other charges.
Determination of Net Asset Value
The net asset value (“NAV”) per share of the Series is determined as of the close of regular trading of the New York Stock Exchange (“NYSE”) on days when the NYSE is open for trading. Since the Series does not price securities on weekends or United States national holidays, but foreign markets may be open on these days, the value of any foreign assets of the Series and, therefore, the Series’ NAV may be significantly affected on days when an investor has no access to the Series. The NAV per share of the Series is determined by adding the values of all securities and other assets of the Series, subtracting liabilities and dividing by the total number of outstanding shares of the Series. Assets and liabilities are determined in accordance with generally accepted accounting principles and applicable rules and regulations of the SEC.
Virtus Strategic Allocation Series17

Assets: Equity securities are valued at the official closing price (typically last sale) on the exchange on which the securities are principally traded or, if no closing price is available or there had been no sale that day, at the last bid price. Debt securities are valued on the basis of broker quotations or valuations provided by a pricing service which utilizes information with respect to recent sales, market transactions in comparable securities, quotations from dealers, and various relationships between securities in determining value. Shares of other investment companies are valued at their respective NAVs. All other securities and assets are valued at their fair value as determined in good faith by or under the direction of the Trustees. Other assets, such as accrued interest, accrued dividends and cash are also included in determining the Series’ NAV.
A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary exchange for such security by the Trustees or their delegates. Because of the need to obtain prices as of the close of trading on exchanges throughout the world, the calculation of the NAV of the Series may not take place contemporaneously with the determination of the prices of certain portfolio securities of the Series. All assets and liabilities initially expressed in foreign currency values will be converted into United States dollar values using the foreign currency exchange rate of such currencies against United States dollars as last quoted by any recognized dealer. If an event were to occur after the value of an investment was so established but before the NAV per share was determined, which was likely to materially change the NAV, then the instrument would be valued using fair value considerations by the Board or its delegates.
Liabilities: Accrued liabilities for the Series-specific expenses (if any) and other liabilities are deducted from the assets of the Series. Accrued expenses and liabilities that are not Series-specific are allocated among the series of the Trust in proportion to each series’ net assets except where an alternative allocation can be more appropriately made.
Fair Valuation
If market quotations are not readily available or available prices are not reliable, the Series determines a “fair value” for an investment according to policies and procedures approved by the Board of Trustees. The types of assets for which such pricing might be required include: (i) securities whose trading has been suspended; (ii) securities where the trading market is unusually thin or trades have been infrequent; (iii) debt securities that have recently gone into default and for which there is no current market quotation; (iv) a security whose market price is not available from an independent pricing source and for which otherwise reliable quotes are not available; (v) securities of an issuer that has entered into a restructuring; (vi) a security whose price as provided by any pricing source does not, in the opinion of the adviser/subadviser, reflect the security’s market value; (vii) foreign securities subject to trading collars for which no or limited trading takes place; (viii) securities where the market quotations are not readily available as a result of “significant” events; and (ix) securities whose principal exchange or trading market is closed for an entire business day on which the Series needs to determine its NAV. This list is not inclusive of all situations that may require a security to be fair valued, nor is it intended to be conclusive in determining whether a specific event requires fair valuation.
The value of any portfolio security held by the Series for which market quotations are not readily available shall be determined in good faith and in a manner that assesses the security’s “fair value” on the valuation date (i.e., the amount that the Series might reasonably expect to receive for the security upon its current sale), based on a consideration of all available facts and all available information, including, but not limited to, the following: (i) the fundamental analytical data relating to the investment; (ii) the value of other relevant financial instruments, including derivative securities, traded on other markets or among dealers; (iii) an evaluation of the forces which influence the market in which these securities are purchased and sold (e.g., the existence of merger proposals or tender offers that might affect the value of the security); (iv) the type of the security; (v) the size of the holding; (vi) the initial cost of the security; (vii) trading volumes on markets, exchanges or among broker-dealers; (viii) price quotes from dealers and/or pricing services; (ix) values of baskets of securities traded on other markets, exchanges, or among dealers; (x) changes in interest rates; (xi) information obtained from the issuer, analysts, other financial institutions and/or the appropriate stock exchange (for exchange traded securities); (xii) an analysis of the company’s financial statements; (xiii) government (domestic or foreign) actions or pronouncements (xiv) recent news about the security or issuer; (xv) whether two or more dealers with whom the adviser/subadviser regularly effects trades are willing to purchase or sell the security at comparable prices; and (xvi) other news events or relevant matters.
Certain foreign common stocks may be fair valued in cases where closing prices are not readily available or are deemed not reflective of readily available market prices. For example, events (such as movement in the U.S. securities market, or other regional and local developments) may occur between the time that foreign markets close (where the security is principally traded) and the time that the Series calculates its NAV (generally, the close of regular trading on
18Virtus Strategic Allocation Series

the NYSE) that may impact the value of securities traded in these foreign markets. In such cases, information from an external vendor may be utilized to adjust closing market prices of certain foreign common stocks to reflect their fair value. Because the frequency of significant events is not predictable, fair valuation of certain foreign common stocks may occur on a frequent basis.
The value of a security, as determined using the Series’ fair valuation procedures, may not reflect such security’s market value.
Virtus Strategic Allocation Series19

Financial Highlights

The financial highlights table provided below is intended to help you understand the Series’ financial performance for the past five years. Certain information reflects financial results for a single share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the Series (assuming reinvestment of all dividends and distributions). These figures do not include the imposition of separate account fees or expenses. If such fees or expenses were reflected, performance would be lower. This information has been audited by PricewaterhouseCoopers LLP, the independent registered public accounting firm for the Series. Their report and the Series’ financial statements are included in the Series’ annual report to shareholders and incorporated by reference in the SAI.
Virtus Stragic Allocation Series—Class A Shares
	1/1/16 to 12/31/16		1/1/15 to 12/31/15	1/1/14 to 12/31/14	1/1/13 to 12/31/13	1/1/12 to 12/31/12
Net Asset Value, Beginning of Period	$12.34		14.30	14.41	13.48	12.17
Net Investment Income (Loss)(1)	0.24		0.25	0.28	0.27	0.29
Net Realized and Unrealized Gain (Loss)	(0.14)		(0.98)	0.80	2.13	1.33
Total from Investment Operations	0.10		(0.73)	1.08	2.40	1.62
Dividends from Net Investment Income	(0.21)		(0.24)	(0.32)	(0.29)	(0.31)
Distributions from Net Realized Gains	(1.35)		(0.99)	(0.87)	(1.18)	—
Total Distributions	(1.56)		(1.23)	(1.19)	(1.47)	(0.31)
Change in Net Asset Value	(1.46)		(1.96)	(0.11)	0.93	1.31
Net Asset Value, End of Period	$10.88		12.34	14.30	14.41	13.48
Total Return(2)	0.82%(7)		(5.38)	7.51	17.99	13.42
Net Assets, End of Period (in thousands)	$93,276		106,825	129,473	137,453	135,046
Ratio of Net Operating Expenses to Average Net Assets(3)	0.99	%(5)(6)(7)	0.99(5)(6)	0.98	0.98	0.87(4)
Ratio of Gross Operating Expenses to Average Net Assets (before Waivers and Reimbursements)(3)	1.09%		1.13	1.11	1.06	1.05
Ratio of Net Investment Income to Average Net Assets	1.96%(7)		1.79	1.89	1.88	2.18
Portfolio Turnover Rate	114%		75	47	49	72
Footnote Legend:
(1)
Computed using average shares outstanding.

(2)
The total return does not include the expenses associated with the annuity or life insurance policy through which you invest.

(3)
The Series will also indirectly bear their prorated share of expenses of any underlying funds in which it invests. Such expenses are not included in the calculation of this ratio.

(4)
Blended net expense ratio due to a change in expense limitation agreements during the fiscal year.

(5)
Net expense ratios include proxy expenses.

(6)
Earnings credits from Custodian were not material, as reflected in the Statements of Operations, and had no impact on Financial Highlights.

(7)
Custody fees reimbursed were excluded from the Ratio of Net Expenses to Average Net Assets and Ratio of Net Investment Income (Loss) to Average Net Assets. If included the impact would have been to lower the Ratio of Net Expenses and increase the Ratio of Net Investment Income (Loss) by 0.03%.

20Virtus Strategic Allocation Series

100 Pearl Street
Hartford, CT 06103
ADDITIONAL INFORMATION
You can find more information about the Series in the following documents:
Annual and Semiannual Reports
Annual and semiannual reports contain more information about the Series’ investments. The annual report discusses the market conditions and investment strategies that significantly affected the Series’ performance during the last fiscal year.
Statement of Additional Information (SAI)
The SAI contains more detailed information about the Series. It is incorporated by reference and is legally part of the prospectus.
To obtain free copies of these documents, you can download copies at virtus.com/our-products/vit, or you can request copies by calling us toll-free at 800-367-5877. You can also call this number to request other information about the Series or to make shareholder inquiries.
Information about the Series (including the SAI) can be reviewed and copied at the Securities and Exchange Commission’s (SEC) Public Reference Room in Washington, DC. For information about the operation of the Public Reference Room, call 202-551-8090. This information is also available on the SEC’s Internet site at sec.gov. You may also obtain copies upon payment of a duplicating fee by writing the Public Reference Section of the SEC, Washington, DC 20549-6009 or by electronic request at publicinfo@sec.gov.
Virtus Customer Service: 800-367-5877
Virtus Variable Insurance Trust (VVIT)
Investment Company Act File No. 811-04642	5-17
8507

Virtus Variable Insurance Trust
100 Pearl Street
Hartford, CT 06103
STATEMENT OF ADDITIONAL INFORMATION
May 1, 2017
Virtus Variable Insurance Trust is an open-end management investment company issuing shares in 9 separate series (“Series”), all of which are publicly offered and described herein:

SERIES
Virtus Duff & Phelps International Series
Virtus Duff & Phelps Real Estate Securities Series
Virtus Equity Trend Series
Virtus KAR Capital Growth Series
Virtus KAR Small-Cap Growth Series
Virtus KAR Small-Cap Value Series
Virtus Newfleet Multi-Sector Intermediate Bond Series
Virtus Rampart Enhanced Core Equity Series
Virtus Strategic Allocation Series
This Statement of Additional Information relates to the Class A and Class I shares of the Series. This SAI is not a prospectus and it should be read in conjunction with the Prospectuses for the Series dated May 1, 2017, as described below and as supplemented from time to time. Each Series’ Prospectuses are incorporated by reference into this SAI, and the portions of this SAI that relate to each Series have been incorporated by reference into such Series’ Prospectuses. The portions of this SAI that do not relate to a Series do not form a part of such Series’ SAI, have not been incorporated by reference into such Series’ Prospectuses and should not be relied upon by investors in such Series.
The Prospectuses may be obtained by downloading them from virtus.com; by calling VP Distributors, LLC at 800.367.5877; or by writing to the Distributor at 100 Pearl Street, Hartford, CT 06103.
Capitalized terms used and not defined herein have the same meanings as those used in the Prospectuses.
The audited financial statements for the Series appear in each Series’ annual report for its most recent fiscal year. The financial statements from the foregoing annual report are incorporated herein by reference. Shareholders may obtain a copy of the Annual Report dated December 31, 2016, without charge, by calling 800.367.5877 or by downloading it from virtus.com.
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Virtus Customer Service: 800.367.5877

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Web site: virtus.com

Glossary
1933 Act	The Securities Act of 1933, as amended
1940 Act	The Investment Company Act of 1940, as amended
ACH	Automated Clearing House, a nationwide electronic money transfer system that provides for the inter-bank clearing of credit and debit transactions and for the exchange of information among participating financial institutions
Administrator	The Trust’s administrative agent, Virtus Fund Services, LLC
ADRs	American Depositary Receipts
ADSs	American Depositary Shares
Adviser	The investment adviser to the Series, Virtus Investment Advisers, Inc.
BNY Mellon	BNY Mellon Investment Servicing (US) Inc., the subadministrative and accounting agent for the Series as well as the transfer agent for the Series
Board	The Board of Trustees of Virtus Variable Insurance Trust (also referred to herein as the “Trustees”)
CCO	Chief Compliance Officer
CDRs	Continental Depositary Receipts (another name for EDRs)
CDSC	Contingent Deferred Sales Charge
CEA	Commodity Exchange Act, which is the U.S. law governing trading in commodity futures
CFTC	Commodity Futures Trading Commission, which is the U.S. regulator governing trading in commodity futures
Class	A class of shares of a Series of the Trust discussed in this SAI
Code	The Internal Revenue Code of 1986, as amended, which is the law governing U.S. federal taxes
Custodian	The custodian of the Series’ assets, JPMorgan Chase Bank, N.A.
Distributor	The principal underwriter of shares of the Series, VP Distributors, LLC
Duff & Phelps	Duff & Phelps Investment Management Co., subadviser to the Duff & Phelps International Series, Duff & Phelps Real Estate Securities Series and Strategic Allocation Series (international equity portion)
Duff & Phelps International Series	Virtus Duff & Phelps International Series
Duff & Phelps Real Estate Securities Series	Virtus Duff & Phelps Real Estate Securities Series
EDRs	European Depositary Receipts (another name for CDRs)
Equity Trend Series	Virtus Equity Trend Series
ETFs	Exchange-traded Funds
FHFA	Federal Housing Finance Agency, an independent Federal agency that regulates FNMA, FHLMC and the twelve Federal Home Loan Banks
FHLMC	Federal Home Loan Mortgage Corporation, also known as “Freddie Mac”, which is a government-sponsored corporation formerly owned by the twelve Federal Home Loan Banks and now owned entirely by private stockholders
FINRA	Financial Industry Regulatory Authority, a self-regulatory organization with authority over registered broker-dealers operating in the United States, including VP Distributors
FNMA	Federal National Mortgage Association, also known as “Fannie Mae”, which is a government-sponsored corporation owned entirely by private stockholders and subject to general regulation by the Secretary of Housing and Urban Development
Fund Complex	The group of funds sponsored by Virtus and managed by VIA, including the Series, the Virtus Mutual Funds and certain other closed-end funds
GDRs	Global Depositary Receipts

GICs	Guaranteed Investment Contracts
GNMA	Government National Mortgage Association, also known as “Ginnie Mae”, is a wholly-owned United States Government corporation within the Department of Housing and Urban Development
IMF	International Monetary Fund, an international organization seeking to promote international economic cooperation, international trade, employment and exchange rate stability, among other things
Independent Trustees	Trustees who are not “interested persons” of the Trust, as that term is defined in the 1940 Act.
IRA	Individual Retirement Account
IRS	The United States Internal Revenue Service, which is the arm of the U.S. government that administers and enforces the Code
JPMorgan	JPMorgan Chase Bank, N.A.
KAR	Kayne Anderson Rudnick Investment Management LLC, subadviser to the KAR Capital Growth Series, KAR Small-Cap Growth Series, KAR Small-Cap Value Series and the Strategic Allocation Series (domestic equity portion)
KAR Capital Growth Series	Virtus KAR Capital Growth Series
KAR Small-Cap Growth Series	Virtus KAR Small-Cap Growth Series
KAR Small-Cap Value Series	Virtus KAR Small-Cap Value Series
LIBOR	London Interbank Offering Rate, an interest rate at which banks can borrow funds, in marketable size, from other banks in the London interbank market
Moody’s	Moody’s Investors Service, Inc.
NAV	Net Asset Value, which is the per-share price of a Series
Newfleet	Newfleet Asset Management, LLC, subadviser to the Newfleet Multi-Sector Intermediate Bond Series and Strategic Allocation Series (fixed income portion)
Newfleet Multi-Sector Intermediate Bond Series	Virtus Newfleet Multi-Sector Intermediate Bond Series
NYSE	New York Stock Exchange
OCC	Options Clearing Corporation, the world’s largest equity derivatives clearing corporation
OECD	Organization for Economic Cooperation and Development, an international organization seeking to promote economic progress and world trade
PERLS	Principal Exchange Rate Linked Securities
Prospectuses	The prospectuses for the Series, as amended from time to time
Rampart	Rampart Investment Management Company, LLC, subadviser to the Rampart Enhanced Core Equity Series
Rampart Enhanced Core Equity Series	Virtus Rampart Enhanced Core Equity Series
Regulations	The Treasury Regulations promulgated under the Internal Revenue Code of 1986, as amended
RIC	Regulated Investment Company, a designation under the Code indicating a U.S.-registered investment company meeting the specifications under the Code allowing the investment company to be exempt from paying U.S. federal income taxes
S&P	Standard & Poor’s Corporation
S&P 500® Index	The Standard & Poor’s 500® Index, which is a free-float market capitalization-weighted index of 500 of the largest U.S. companies, calculated on a total return basis with dividends reinvested
SAI	This Statement of Additional Information
Series	The series of the Trust discussed in this SAI

SIFMA	Securities Industry and Financial Markets Association (formerly, the Bond Market Association), a financial industry trade group consisting of broker-dealers and asset managers across the United States
SMBS	Stripped Mortgage-backed Securities
Strategic Allocation Series	Virtus Strategic Allocation Series
Transfer Agent	The Trust’s transfer agent, BNY Mellon Investment Servicing (U.S.) Inc.
Trust	Virtus Variable Insurance Trust
VIA	Virtus Investment Advisers, Inc.
Virtus	Virtus Investment Partners, Inc., which is the parent company of the Adviser, the Distributor, the Administrator, Duff & Phelps, KAR, Newfleet and Rampart.
Virtus Fund Services	Virtus Fund Services, LLC
Virtus Mutual Funds	The family of funds consisting of the Series, the series of Virtus Alternative Solutions Trust, the series of Virtus Equity Trust, the series of Virtus Opportunities Trust and the series of Virtus Retirement Trust.
VP Distributors	VP Distributors, LLC
World Bank	International Bank for Reconstruction and Development, an international financial institution that provides loans to developing countries for capital programs

GENERAL INFORMATION AND HISTORY
The Trust is an open-end management investment company as defined in the 1940 Act. It was formed on February 18, 1986 as a Massachusetts business trust and commenced operations on December 5, 1986. Prior to November 5, 2010, the Trust was named The Phoenix Edge Series Fund. The Trust was reorganized as a Delaware statutory trust on February 14, 2011.
The investment objectives of the Series are listed below. The Series’ Prospectuses describe the strategies that the Series will employ in seeking to achieve their investment objectives.
Series	Investment Objective(s)
Duff & Phelps International Series	To provide high total return consistent with reasonable risk.
Duff & Phelps Real Estate Securities Series	To provide capital appreciation and income with approximately equal emphasis.
Equity Trend Series	To provide long-term capital appreciation.
KAR Capital Growth Series	To provide long-term growth of capital.
KAR Small-Cap Growth Series	To provide long-term capital growth.
KAR Small-Cap Value Series	To provide long-term capital appreciation.
Newfleet Multi-Sector Intermediate Bond Series	To provide long-term total return.
Rampart Enhanced Core Equity Series	To provide capital appreciation and current income.
Strategic Allocation Series	To provide high total return over an extended period of time consistent with prudent investment risk.
The following discussion supplements the disclosure in the Prospectuses.
Capital Stock and Organization of the Trust
The capitalization of the Trust consists solely of an unlimited number of shares of beneficial interest. The Trust currently offers shares in different Series and different Classes of those Series. Holders of shares of a Series have equal rights with regard to voting, redemptions, dividends, distributions, and liquidations with respect to that Series. Shareholders of all Series vote on the election of Trustees. On matters affecting an individual Series (such as approval of an investment advisory agreement or a change in fundamental investment policies) and also on matters affecting an individual Class (such as approval of matters relating to the Plan of Distribution for a particular Class of Shares), a separate vote of that Series or Class is required. The Trust does not hold regular meetings of shareholders of the Series. The Board of Trustees will call a meeting of shareholders of a Series when at least 10% of the outstanding shares of that Series so request in writing. If the Board of Trustees fails to call a meeting after being so notified, the shareholders may call the meeting. The Board of Trustees will assist the shareholders by identifying other shareholders or mailing communications, as required under Section 16(c) of the 1940 Act.
Shares are fully paid, nonassessable, redeemable and fully transferable when they are issued. Shares do not have cumulative voting rights, preemptive rights or subscription rights. The assets received by the Trust for the issue or sale of shares of each Series, and any Class thereof and all income, earnings, profits and proceeds thereof, are allocated to such Series and Class, respectively, subject only to the rights of creditors, and constitute the underlying assets of such Series or class. The underlying assets of each Series are required to be segregated on the books of account, and are to be charged with the expenses in respect to such Series and with a share of the general expenses of the Trust. Any general expenses of the Trust not readily identifiable as belonging to a particular Series or Class will be allocated by or under the direction of the Board of Trustees as it determines to be fair and equitable. The Trust is not bound to recognize any transfer of shares of a Series or Class until the transfer is recorded on the Trust’s books pursuant to policies and procedures of the Transfer Agent.
As a Delaware statutory trust, the Trust’s operations are governed by its Agreement and Declaration of Trust dated February 14, 2011, as amended, and the Delaware Statutory Trust Act. A copy of the Trust’s Certificate of Trust, as amended, is on file with the Office of the Secretary of the State of Delaware. Upon the initial purchase of shares, the shareholder agrees to be bound by the Trust’s Agreement and Declaration of Trust, as amended. Delaware law provides that Delaware statutory trust shareholders are not personally liable for obligations of the Delaware statutory trust under Delaware law. The Trust’s Agreement and Declaration of Trust expressly provides that the Trust has been organized under Delaware law and that the Agreement and Declaration of Trust is to be governed by Delaware law. It is nevertheless possible that a Delaware statutory trust, such as the Trust, might become a party to an action in another state whose courts refused to apply Delaware law, in which case the Trust’s shareholders could be subject to personal liability. To guard against this risk, the Agreement and Declaration of Trust (i) contains an express disclaimer of shareholder liability for acts or obligations of the Trust and provides that notice of such disclaimer may be given in each agreement, obligation and instrument entered into or executed by the Trust or its Trustees, (ii) provides for the indemnification out of Trust property of any shareholders held personally liable for any obligations of the Trust or any series of the Trust by reason of a claim or demand relating to such person being or having been a shareholder (as opposed to such person’s actions or omissions), and (iii) provides that the Trust shall, upon request, assume the defense of any such claim made against any shareholder for any act or obligation of the Trust and satisfy any judgment thereon. Thus, the risk of a Trust shareholder incurring financial loss beyond his or her investment because of shareholder liability is limited to circumstances in which all of the following factors are present: (1) a court refused to apply Delaware law; (2) the liability arose under tort law or, if not, no contractual limitation of liability was in effect; and (3) the Trust itself would be unable to meet its obligations. In the light of Delaware law, the nature of the Trust’s business and the nature of its assets, the risk of personal liability to a Series shareholder is remote.
The Agreement and Declaration of Trust further provides that the Trust shall indemnify each of its Trustees and officers against liabilities and expenses reasonably incurred by them, in connection with, or arising out of, any action, suit or proceeding, threatened against or otherwise involving such Trustee or officer, directly or indirectly, by reason of being or having been a Trustee or officer of the Trust. The Agreement and Declaration of Trust does not authorize the Trust to indemnify any Trustee or officer against any liability to which he or she would otherwise be subject by reason of or for willful misfeasance, bad faith, gross negligence or reckless disregard of such person’s duties.
Shares in each Series of the Trust are generally available only as underlying investments in a variable accumulation annuity contract or a variable universal life insurance policy issued by a participating insurance company.
Diversification of Series
Each Series is diversified under the 1940 Act, except for the Duff  & Phelps Real Estate Securities Series, which is nondiversified. Each Series also intends to diversify its assets to the extent necessary to qualify for tax treatment as a regulated investment company under the Code. (For information regarding qualification under the Code, see “Dividends, Distributions and Taxes” in this SAI.)
Series Names and Investment Policies
Certain of the Series have names that suggest a focus on a particular type of investment. In accordance with Rule 35d-1 under the 1940 Act, each of those Series states in its Prospectuses that it has adopted a policy that it will, under normal circumstances, invest at least 80% of its assets in investments of the type suggested by its name. For this policy, “assets” means net assets plus the amount of any borrowings for investment purposes. In addition, in appropriate circumstances, synthetic investments may be included in the 80% basket if they have economic characteristics similar to the other investments included in the basket. A Series’ policy to invest at least 80% of its assets in such a manner is not a “fundamental” one, which means that it may be changed without a vote of a majority of the Series’ outstanding shares as defined in the 1940 Act. However, under Rule 35d-1, shareholders must be given written notice at least 60 days prior to any change by a Series of its 80% investment policy.
Mixed and Shared Funding
Shares of the Trust are not directly offered to the public. Shares of the Trust are currently offered through separate accounts to fund variable accumulation annuity contracts and variable universal life insurance policies issued by participating insurance companies. The interests of variable annuity contract owners and variable life policy owners could diverge based on differences in federal and state regulatory requirements, tax laws, investment management or other unanticipated developments. The Trustees do not foresee any such differences or disadvantages at this time. However, the Trustees intend to monitor for any material conflicts and will determine what action, if any, should be taken in response to such conflicts. If such a conflict should occur, one or more separate accounts may be required to withdraw its investment in the Trust or shares of another Series may be substituted.
Operation of a Fund of Funds
The term “fund of funds” is typically used to describe mutual funds whose primary investment strategy involves investing in other investment companies, such as ETFs and other mutual funds. Investments in securities of other investment companies, including ETFs, are subject to statutory limitations prescribed in the 1940 Act. Absent an available exemption, a Series may not: (i) acquire more than 3% of the voting securities of any other investment company, (ii) invest more that 5% of its total assets in securities of any one investment company, or (iii) invest more than 10% of its assets in securities of all investment companies. Many ETFs have obtained exemptive relief from the SEC to permit unaffiliated funds to invest in the ETF’s shares beyond these statutory limitations, subject to certain conditions. The Series may rely on these exemptive orders to invest in unaffiliated ETFs. In addition to this the Trust has obtained exemptive relief permitting the Series to exceed the limitations with respect to investments in affiliated and unaffiliated funds that are not themselves funds of funds, subject to certain conditions.
Portfolio Turnover
The portfolio turnover rate of each Series is calculated by dividing the lesser of purchases or sales of portfolio securities during the fiscal year by the monthly average of the value of the Series’ securities (excluding all securities, including options, with maturities at the time of acquisition of one year or less). All long-term securities, including long-term U.S. Government securities, are included. A high rate of portfolio turnover generally involves correspondingly greater brokerage commission expenses, which must be borne directly by the Series. Turnover rates may vary greatly from year to year as well as within a particular year and also may be affected by cash requirements for redemptions of each Series’ shares by requirements that enable the Trust to receive certain favorable tax treatments. The portfolio turnover rates for each Series are set forth in the summary prospectus and under “Financial Highlights” in the statutory prospectus.
Disclosure of Portfolio Holdings
The Trustees of the Trust have adopted policies with respect to the disclosure of the Series’ portfolio holdings. These policies provide that the Series’ portfolio holdings information generally may not be disclosed to any party prior to the information becoming public. Certain limited exceptions are described below. Additionally, the Series’ policies prohibit Virtus and the Series’ service providers from entering into any agreement to disclose Series portfolio holdings in exchange for any form of compensation or consideration. These policies apply to disclosures to all categories of persons, including individual investors, institutional investors, intermediaries who sell shares of the Series, third parties providing services to the Series (accounting agent, print vendors, etc.), rating and ranking organizations (Lipper, Morningstar, etc.) and affiliated persons of the Series.
The Board has delegated to the Trust’s Administrator the authority to make decisions regarding requests for information on portfolio holdings prior to public disclosure. The Administrator generally carries out this duty through its chief compliance officer, in consultation with other officers representing various areas of management.
The Trust’s CCO is responsible for monitoring the use of portfolio holdings information, for the Series’ compliance with these policies and for providing reports to the Board regarding their compliance, including information with respect to any potential conflicts of interest between the interests of Series shareholders and those of Virtus and its affiliates identified during the reporting period and how such conflicts were resolved.
Public Disclosures
In accordance with rules established by the SEC, each Series sends semiannual and annual reports to shareholders that contain a full listing of portfolio holdings as of the second and fourth fiscal quarters, respectively, within 60 days of quarter end. The Series also disclose complete portfolio holdings as of the end of the first and third fiscal quarters on Form N-Q, which is filed with the SEC within 60 days of quarter end. The Series’ shareholder reports are available on Virtus’ Web site at virtus.com. Certain of the Series also make publicly available on Virtus’ Web site a full listing of portfolio holdings as of the end of each month with a 30-day delay, while other of the Series make such full listings available as of the end of each quarter with a 60-day delay. Portfolio holdings may be released sooner at the Administrator's discretion. Additionally, each Series provides its top 10 holdings and summary composition data derived from portfolio holdings information on Virtus’ Web site. This information is posted to the Web site at the end of each month with respect to the top 10 holdings, and at the end of each quarter with respect to summary composition information, generally within 10 business days. This information will be available on the Web site until full portfolio holdings information becomes publicly available as described above. The Series also provide publicly-available portfolio holdings information directly to ratings agencies, the frequency and timing of which is determined under the terms of the contractual arrangements with such agencies, and may provide to financial intermediaries, upon request, monthly portfolio holdings for periods included in publicly-available quarterly portfolio holdings disclosures.
Other Disclosures
The Administrator may authorize the disclosure of non-public portfolio holdings information under certain limited circumstances. The Series’ policies provide that non-public disclosures of a Series’ portfolio holdings may only be made if  (i) the Series has a legitimate business purpose for making such disclosure and (ii) the party receiving the non-public information enters into a confidentiality agreement, which includes a duty not to trade on the non-public information. The Administrator will consider any actual or potential conflicts of interest between Virtus and the Series’ shareholders and will act in the best interest of the Series’ shareholders with respect to any such disclosure of portfolio holdings information. If a potential conflict can be resolved in a manner that does not present detrimental effects to the Series’

shareholders, the Administrator may authorize release of portfolio holdings information. Conversely, if the potential conflict cannot be resolved in a manner that does not present detrimental effects to the Series’ shareholders, the Administrator will not authorize such release.
Ongoing Arrangements to Disclose Portfolio Holdings
As previously authorized by the Series’ Board and/or the Series’ Administrator, the Series periodically disclose non-public portfolio holdings on a confidential basis to various service providers that require such information in order to assist the Series in their day-to-day operations, as well as public information to certain ratings organizations. In addition to Virtus and its affiliates, the entities receiving non-public portfolio holdings as of the date of this SAI are described in the following table. The table also includes information as to the timing of these entities receiving the portfolio holdings information from the Series.
Non-Public Portfolio Holdings Information
Type of Service Provider	Name of Service Provider	Timing of Release of Portfolio Holdings Information
Adviser	Virtus Investment Advisers, Inc.	Daily, with no delay
Subadvisers	Duff & Phelps	Daily, with no delay
	KAR	Daily, with no delay
	Newfleet Rampart	Daily, with no delay Daily, with no delay
Administrator	Virtus Fund Services, LLC	Daily, with no delay
Distributor	VP Distributors, LLC	Daily, with no delay
Custodian	JPMorgan	Daily, with no delay
Reconciliation Services for Subadvisers (KAR) (KAR Capital Growth Series, KAR Small-Cap Growth Series, KAR Small-Cap Value Series)	Fiserve, Inc.	Daily, with no delay
Sub-financial Agent	BNY Mellon	Daily, with no delay
Independent Registered Public Accounting Firm	PricewaterhouseCoopers LLP	Annual Reporting Period, within 5 business days of the end of reporting period
Performance Analytics Firm	FactSet Research Systems, Inc.	Daily, with no delay
Typesetting and Printing Firm for Financial Reports	RR Donnelley Financial	Quarterly, within 15 days of end of reporting period
Proxy Voting Service	International Shareholder Services	Daily, weekly, monthly, quarterly depending on subadviser
Class Action Provider	Battea-Class Action Services, LLC	Daily, with no delay
Back-end Compliance Monitoring System	Financial Tracking Technologies, LLC	Daily, with no delay
3rd Party Administrator for Duff & Phelps	SS&C	Daily, with no delay
Public Portfolio Holdings Information
Type of Service Provider	Name of Service Provider	Timing of Release of Portfolio Holdings Information
Portfolio Redistribution Firms	Bloomberg, Standard & Poor’s and Thompson Reuters	Various frequencies depending on the series, which includes: Calendar quarter with a 30-day delay or fiscal quarter with a 60-day delay.
Rating Agencies	Lipper Inc. and Morningstar	Various frequencies depending on the series, which includes: Calendar quarter with a 30-day delay or fiscal quarter with a 60-day delay.

Type of Service Provider	Name of Service Provider	Timing of Release of Portfolio Holdings Information
Virtus Public Web site	Virtus Investment Partners, Inc.	Various frequencies depending on the series, which includes: Calendar quarter with a 30-day delay or fiscal quarter with a 60-day delay.
These service providers are required to keep all non-public information confidential and are prohibited from trading based on the information or otherwise using the information except as necessary in providing services to the Series. There is no guarantee that the Trust’s policies on use and dissemination of holdings information will protect the Series from the potential misuse of holdings by individuals or firms in possession of such information.

MORE INFORMATION ABOUT SERIES INVESTMENT STRATEGIES & RELATED RISKS
The following investment strategies and policies supplement each Series’ investment strategies and policies set forth in the Series’ prospectuses. Some of the investment strategies and policies described below and in each Series’ prospectus set forth percentage limitations on a Series’ investment in, or holdings of, certain types of investments. Unless otherwise required by law or stated in this SAI, compliance with these strategies and policies will be determined immediately after the acquisition of such investments by the Series. Subsequent changes in values, net assets, or other circumstances will not be considered when determining whether the investment complies with the Series’ investment strategies and policies.
Investment Technique	Description and Risks	Series-Specific Limitations
Debt Investing
Each Series may invest in debt, or fixed income, securities. Debt, or fixed income, securities (which include corporate bonds, commercial paper, debentures, notes, government securities, municipal obligations, state- or state agency-issued obligations, obligations of foreign issuers, asset-or mortgage-backed securities, and other obligations) are used by issuers to borrow money and thus are debt obligations of the issuer. Holders of debt securities are creditors of the issuer, normally ranking ahead of holders of both common and preferred stock as to dividends or upon liquidation. The issuer usually pays a fixed, variable, or floating rate of interest and must repay the amount borrowed at the security’s maturity. Some debt securities, such as zero-coupon securities (discussed below), do not pay interest but may be sold at a deep discount from their face value.
Yields on debt securities depend on a variety of factors, including the general conditions of the money, bond, and note markets, the size of a particular offering, the maturity date of the obligation, and the rating of the issue. Debt securities with longer maturities tend to produce higher yields and are generally subject to greater price fluctuations in response to changes in market conditions than obligations with shorter maturities. An increase in interest rates generally will reduce the market value of portfolio debt securities, while a decline in interest rates generally will increase the value of the same securities. The achievement of a Series’ investment objective depends in part on the continuing ability of the issuers of the debt securities in which the Series invests to meet their obligations for the payment of principal and interest when due. Obligations of issuers of debt securities are subject to the provisions of bankruptcy, insolvency, sovereign immunity, and other laws that affect the rights and remedies of creditors. There is also the possibility that, as a result of litigation or other conditions, the ability of an issuer to pay, when due, the principal of and interest on its debt securities may be materially affected.

Convertible Securities
A convertible security is a bond, debenture, note, or other security that entitles the holder to acquire common stock or other equity securities of the same or a different issuer within a particular period of time at a specific price or formula. It generally entitles the holder to receive interest paid or accrued until the security matures or is redeemed, converted, or exchanged. Convertible securities may have several unique investment characteristics such as (1) higher yields than common stocks, but lower yields than comparable nonconvertible securities, (2) a lesser degree of fluctuation in value than the underlying stock since they have fixed income characteristics and (3) the potential for capital appreciation if the market price of the underlying common stock increases.
Before conversion, convertible securities have characteristics similar to nonconvertible debt securities. Convertible securities often rank senior to common stock in a corporation’s capital structure and, therefore, are often viewed as entailing less risk than the corporation’s common stock, although the extent to which this is true depends in large measure on the degree to which the convertible security sells above its value as a fixed income security. However, because
A Series’ investments in convertible securities that are rated below investment grade will be limited to 5% of the Series’ total assets.

Investment Technique	Description and Risks	Series-Specific Limitations

convertible securities are often viewed by the issuer as future common stock, they are often subordinated to other senior securities and therefore are rated one category lower than the issuer’s nonconvertible debt obligations or preferred stock.
A convertible security may be subject to redemption or conversion at the option of the issuer at a predetermined price. If a convertible security held by the Series is called for redemption, the Series could be required to permit the issuer to redeem the security and convert it to the underlying common stock. The Series generally would invest in convertible securities for their favorable price characteristics and total return potential, and would normally not exercise an option to convert. The Series might be more willing to convert such securities to common stock.
A Series’ subadviser will select only those convertible securities for which it believes (a) the underlying common stock is a suitable investment for the Series and (b) a greater potential for total return exists by purchasing the convertible security because of its higher yield and/or favorable market valuation. However, the Series may invest in convertible debt securities rated less than investment grade. Debt securities rated less than investment grade are commonly referred to as “junk bonds.” (For information about debt securities rated less than investment grade, see High-Yield/High-Risk Fixed Income Securities (“Junk Bonds”) under "Debt Investing" in this section of the SAI; for additional information about ratings on debt obligations, see Appendix A to this SAI.)

Corporate Debt Securities
Each Series may invest in debt securities issued by corporations, limited partnerships and other similar entities. A Series’ investments in debt securities of domestic or foreign corporate issuers include bonds, debentures, notes and other similar corporate debt instruments, including convertible securities that meet the Series’ minimum ratings criteria or if unrated are, in the Series’ subadviser’s opinion, comparable in quality to corporate debt securities that meet those criteria. The rate of return or return of principal on some debt obligations may be linked or indexed to the level of exchange rates between the U.S. dollar and a foreign currency or currencies or to the value of commodities, such as gold.

Dollar-denominated Foreign Debt Securities (“Yankee Bonds”)
Each Series may invest in “Yankee bonds”, which are dollar-denominated instruments issued in the U.S. market by foreign branches of U.S. banks and U.S. branches of foreign banks. Since these instruments are dollar-denominated, they are not affected by variations in currency exchange rates. They are influenced primarily by interest rate levels in the United States and by the financial condition of the issuer, or of the issuer’s foreign parent. However, investing in these instruments may present a greater degree of risk than investing in domestic securities, due to less publicly available information, less securities regulation, war or expropriation. Special considerations may include higher brokerage costs and thinner trading markets. Investments in foreign countries could be affected by other factors including extended settlement periods. (See “Foreign Investing” in this section of the SAI for additional information about investing in foreign countries.)

Duration
Duration is a time measure of a bond’s interest-rate sensitivity, based on the weighted average of the time periods over which a bond’s cash flows accrue to the bondholder. Time periods are weighted by multiplying by the present value of its cash flow divided by the bond’s price. (A bond’s cash flows consist of coupon payments and repayment of capital.) A bond’s duration will almost always be shorter than its maturity, with the exception of zero-coupon bonds, for which maturity and duration are equal.

Investment Technique	Description and Risks	Series-Specific Limitations
High-Yield, High-Risk Fixed Income Securities ("Junk Bonds")
Investments in securities rated “BB” or below by S&P or Fitch, or “Ba” or below by Moody’s generally provide greater income (leading to the name “high-yield” securities) and opportunity for capital appreciation than investments in higher quality securities, but they also typically entail greater price volatility, liquidity, and principal and income risk. These securities are regarded as predominantly speculative as to the issuer’s continuing ability to meet principal and interest payment obligations. Analysis of the creditworthiness of issuers of lower-quality debt securities may be more complex than for issuers of higher-quality debt securities.
Interest-bearing securities typically experience appreciation when interest rates decline and depreciation when interest rates rise. The market values of low-rated securities tend to reflect individual corporate developments to a greater extent than do higher-rated securities, which react primarily to fluctuations in the general level of interest rates. Low-rated securities also tend to be more sensitive to economic conditions than higher-rated securities. As a result, they generally involve more credit risks than securities in the higher-rated categories. During an economic downturn or a sustained period of rising interest rates, highly leveraged issuers of low-rated securities may experience financial stress and may not have sufficient revenues to meet their payment obligations. The issuer’s ability to service its debt obligations may also be adversely affected by specific corporate developments, the issuer’s inability to meet specific projected business forecasts or the unavailability of additional financing. The risk of loss due to default by an issuer of low-rated securities is generally considered to be significantly greater than issuers of higher-rated securities because such securities are usually unsecured and are often subordinated to other creditors. Further, if the issuer of a low-rated security defaulted, the applicable Series might incur additional expenses in seeking recovery. Periods of economic uncertainty and changes would also generally result in increased volatility in the market prices of low-rated securities and thus in the applicable Series’ NAV.
Low-rated securities often contain redemption, call or prepayment provisions which permit the issuer of the securities containing such provisions to, at its discretion, redeem the securities. During periods of falling interest rates, issuers of low-rated securities are likely to redeem or prepay the securities and refinance them with debt securities with a lower interest rate. To the extent an issuer is able to refinance the securities or otherwise redeem them, the applicable Series may have to replace the securities with a lower yielding security which would result in lower returns for the Series.
A Series may have difficulty disposing of certain low-rated securities because there may be a thin trading market for such securities. Because not all dealers maintain markets in all low-rated securities, there is no established retail secondary market for many of these securities. The Series anticipate that such securities could be sold only to a limited number of dealers or institutional investors. To the extent a secondary trading market does exist, it is generally not as liquid as the secondary market for higher-rated securities. The lack of a liquid secondary market may have an adverse impact on the market price of the security, and accordingly, the NAV of a particular Series and its ability to dispose of particular securities when necessary to meet its liquidity needs, or in response to a specific economic event, or an event such as a deterioration in the creditworthiness of the issuer. The lack of a liquid secondary market for certain securities may also make it more difficult for the Series to obtain accurate market quotations for purposes of valuing its respective portfolio. Market quotations are generally available on many low-rated issues
The Newfleet Multi-Sector Intermediate Bond Series will limit its investments in below-investment grade securities to no more than 50% of its net assets; the Strategic Allocation Series will limit such investments to no more than 10% of its net assets.

Investment Technique	Description and Risks	Series-Specific Limitations

only from a limited number of dealers and may not necessarily represent firm bids of such dealers or prices for actual sales. During periods of thin trading, the spread between bid and asked prices is likely to increase significantly. In addition, adverse publicity and investor perceptions, whether or not based on fundamental analysis, may decrease the values and liquidity of low-rated securities, especially in a thinly-traded market. If a Series experiences unexpected net redemptions, it may be forced to liquidate a portion of its portfolio securities without regard to their investment merits. Due to the limited liquidity of low-rated securities, the Series may be forced to liquidate these securities at a substantial discount. Any such liquidation would reduce the Series’ asset base over which expenses could be allocated and could result in a reduced rate of return for the Series.

Interest Rate Environment Risk
In the wake of the financial crisis that began in 2007, the Federal Reserve System attempted to stabilize the U.S. economy and support the U.S. economic recovery by keeping the federal funds rate at or near zero percent. In addition, the Federal Reserve has purchased large quantities of securities issued or guaranteed by the U.S. government, its agencies or instrumentalities on the open market (the “quantitative easing program”). The Federal Reserve has since increased the federal funds rate as of December 2015, however, the United States continues to experience historically low interest rate levels. A low interest rate environment may have an adverse impact on each Series' ability to provide a positive yield to its shareholders and pay expenses out of Series assets because of the low yields from the Series' portfolio investments.
However, continued economic recovery and the cessation of the quantitative easing program increase the risk that interest rates will rise in the near future and that the Series will face a heightened level of interest rate risk. Federal Reserve policy changes may expose fixed-income and related markets to heightened volatility and may reduce liquidity for certain Series investments, which could cause the value of a Series' investments and a Series' share price to decline or create difficulties for the Series in disposing of investments. A Series that invests in derivatives tied to fixed-income markets may be more substantially exposed to these risks than a Series that does not invest in derivatives. A Series could also be forced to liquidate its investments at disadvantageous times or prices, thereby adversely affecting the Series. To the extent a Series experiences high redemptions because of these policy changes, the Series may experience increased portfolio turnover, which will increase the costs that the Series incurs and lower the Series' performance.

Inverse Floating Rate Obligations
Certain variable rate securities pay interest at a rate that varies inversely to prevailing short-term interest rates (sometimes referred to as inverse floaters). For example, upon reset the interest rate payable on a security may go down when the underlying index has risen. During periods when short-term interest rates are relatively low as compared to long-term interest rates, the Series may attempt to enhance its yield by purchasing inverse floaters. Certain inverse floaters may have an interest rate reset mechanism that multiplies the effects of changes in the underlying index. While this form of leverage may increase the security’s yield, it may also increase the volatility of the security’s market value.
Similar to other variable and floating rate obligations, effective use of inverse floaters requires skills different from those needed to select most portfolio securities. If movements in interest rates are incorrectly anticipated, a Series holding these instruments could lose money and its NAV could decline.

Investment Technique	Description and Risks	Series-Specific Limitations
Letters of Credit
Debt obligations, including municipal obligations, certificates of participation, commercial paper and other short-term obligations, may be backed by an irrevocable letter of credit of a bank that assumes the obligation for payment of principal and interest in the event of default by the issuer. Only banks that, in the opinion of the relevant Series’ subadviser, are of investment quality comparable to other permitted investments of the Series may be used for Letter of Credit-backed investments.

Loan and Debt Participations and Assignments
A loan participation agreement involves the purchase of a share of a loan made by a bank to a company in return for a corresponding share of the borrower’s principal and interest payments. Loan participations of the type in which the Series may invest include interests in both secured and unsecured corporate loans. When a Series purchases loan assignments from lenders, it will acquire direct rights against the borrower, but these rights and the Series’ obligations may differ from, and be more limited than, those held by the assignment lender. The principal credit risk associated with acquiring loan participation and assignment interests is the credit risk associated with the underlying corporate borrower. There is also a risk that there may not be a readily available market for participation loan interests and, in some cases, this could result in the Series disposing of such securities at a substantial discount from face value or holding such securities until maturity.
There is typically a limited amount of public information available about loans because loans normally are not registered with the SEC or any state securities commission or listed on any securities exchange. Certain of the loans in which a Series may invest may not be considered “securities,” and therefore the Series may not be entitled to rely on the anti-fraud protections of the federal securities laws with respect to those loans in the event of fraud or misrepresentation by a borrower. A Series may come into possession of material, non-public information about a borrower as a result of the Series' ownership of a loan or other floating-rate instrument of the borrower. Because of prohibitions on trading in securities of issuers while in possession of material, non-public information, the Series might be unable to enter into a transaction in a publicly-traded security of the borrower when it would otherwise be advantageous to do so.
Loans trade in an unregulated inter-dealer or inter-bank secondary market. Purchases and sales of loans are generally subject to contractual restrictions that must be satisfied before a loan can be bought or sold. These restrictions may (i) impede the Series’ ability to buy or sell loans; (ii) negatively affect the transaction price; (iii) affect the counterparty credit risk borne by the Series; (iv) impede the Series' ability to timely vote or otherwise act with respect to loans; and (v) expose the Series to adverse tax or regulatory consequences.
In the event that a corporate borrower failed to pay its scheduled interest or principal payments on participations held by the Series, the market value of the affected participation would decline, resulting in a loss of value of such investment to the Series. Accordingly, such participations are speculative and may result in the income level and net assets of the Series being reduced. Moreover, loan participation agreements generally limit the right of a participant to resell its interest in the loan to a third party and, as a result, loan participations may be deemed by the Series to be illiquid investments. A Series will invest only in participations with respect to borrowers whose creditworthiness is, or is determined by the Series’ subadviser to be, substantially equivalent to that of issuers whose senior unsubordinated debt securities are rated B or higher by Moody’s or S&P. For the purposes of diversification and/or concentration

Investment Technique	Description and Risks	Series-Specific Limitations

calculations, both the borrower and issuer will be considered an “issuer.”
The Series may purchase from banks participation interests in all or part of specific holdings of debt obligations. Each participation interest is backed by an irrevocable letter of credit or guarantee of the selling bank that the relevant Series’ subadviser has determined meets the prescribed quality standards of the Series. Thus, even if the credit of the issuer of the debt obligation does not meet the quality standards of the Series, the credit of the selling bank will.
Loan participations and assignments may be illiquid and therefore subject to the Series’ limitations on investments in illiquid securities. (See “Illiquid and Restricted Securities” in this section of the SAI.)

Municipal Securities and Related Investments
Tax-exempt municipal securities are debt obligations issued by the various states and their subdivisions (e.g., cities, counties, towns, and school districts) to raise funds, generally for various public improvements requiring long-term capital investment. Purposes for which tax-exempt bonds are issued include flood control, airports, bridges and highways, housing, medical facilities, schools, mass transportation and power, water or sewage plants, as well as others. Tax-exempt bonds also are occasionally issued to retire outstanding obligations, to obtain funds for operating expenses or to loan to other public or, in some cases, private sector organizations or to individuals.
Yields on municipal securities are dependent on a variety of factors, including the general conditions of the money market and the municipal bond market, the size of a particular offering, the maturity of the obligations and the rating of the issue. Municipal securities with longer maturities tend to produce higher yields and are generally subject to potentially greater capital appreciation and depreciation than obligations with shorter maturities and lower yields. The market prices of municipal securities usually vary, depending upon available yields. An increase in interest rates will generally reduce the value of portfolio investments, and a decline in interest rates will generally increase the value of portfolio investments. The ability of the Series to achieve its investment objective is also dependent on the continuing ability of the issuers of municipal securities in which the Series invests to meet their obligations for the payment of interest and principal when due. The ratings of Moody’s and S&P represent their opinions as to the quality of municipal securities which they undertake to rate. Ratings are not absolute standards of quality; consequently, municipal securities with the same maturity, coupon, and rating may have different yields. There are variations in municipal securities, both within a particular classification and between classifications, depending on numerous factors. It should also be pointed out that, unlike other types of investments, municipal securities have traditionally not been subject to regulation by, or registration with, the SEC, although there have been proposals which would provide for such regulation in the future.
The federal bankruptcy statutes relating to the debts of political subdivisions and authorities of states of the United States provide that, in certain circumstances, such subdivisions or authorities may be authorized to initiate bankruptcy proceedings without prior notice to or consent of creditors, which proceedings could result in material and adverse changes in the rights of holders of their obligations.
Lawsuits challenging the validity under state constitutions of present systems of financing public education have been initiated or adjusted in a number of states, and legislation has been introduced to effect changes in public school financing in some states. In other instances there have been lawsuits challenging the issuance of pollution control revenue bonds or the validity of their issuance under state or federal

Investment Technique	Description and Risks	Series-Specific Limitations

law which could ultimately affect the validity of those municipal securities or the tax-free nature of the interest thereon.
Descriptions of some of the municipal securities and related investment types most commonly acquired by the Series are provided below. In addition to those shown, other types of municipal investments are, or may become, available for investment by the Series. For the purpose of each Series’ investment restrictions set forth in this SAI, the identification of the “issuer” of a municipal security which is not a general obligation bond is made by the applicable Series’ subadviser on the basis of the characteristics of the obligation, the most significant of which is the source of funds for the payment of principal and interest on such security.

Municipal Bonds
Municipal bonds, which meet longer-term capital needs and generally have maturities of more than one year when issued, have two principal classifications: general obligation bonds and revenue bonds. Another type of municipal bond is referred to as an industrial development bond.

General Obligation Bonds
Issuers of general obligation bonds include states, counties, cities, towns, and regional districts. The proceeds of these obligations are used to fund a wide range of public projects, including construction or improvement of schools, highways and roads, and water and sewer systems. The basic security behind general obligation bonds is the issuer’s pledge of its full faith and credit and taxing power for the payment of principal and interest. The taxes that can be levied for the payment of debt service may be limited or unlimited as to the rate or amount of special assessments.

Industrial Development Bonds
Industrial development bonds, which are considered municipal bonds if the interest paid is exempt from Federal income tax, are issued by or on behalf of public authorities to raise money to finance various privately operated facilities for business and manufacturing, housing, sports arenas and pollution control. These bonds are also used to finance public facilities such as airports, mass transit systems, ports and parking. The payment of the principal and interest on such bonds is dependent solely on the ability of the facility’s user to meet its financial obligations and the pledge, if any, of real and personal property so financed as security for such payment.

Revenue Bonds
The principal security for a revenue bond is generally the net revenues derived from a particular facility, group of facilities, or, in some cases, the proceeds of a special excise or other specific revenue source. Revenue bonds are issued to finance a wide variety of capital projects including: electric, gas, water and sewer systems; highways, bridges, and tunnels; port and airport facilities; colleges and universities; and hospitals. Although the principal security behind these bonds may vary, many provide additional security in the form of a debt service reserve fund whose money may be used to make principal and interest payments on the issuer’s obligations. Housing finance authorities have a wide range of security; including partially or fully insured mortgages, rent subsidized and/or collateralized mortgages, and/or the net revenues from housing or other public projects. Some authorities provide further security in the form of a state’s ability (without obligation) to make up deficiencies in the debt service reserve fund.

Municipal Leases
Each Series may acquire participations in lease obligations or installment purchase contract obligations (hereinafter collectively called “lease obligations”) of municipal authorities or entities. Although lease obligations do not constitute general obligations of the municipality for which the municipality’s taxing power is pledged, a lease obligation may be backed by the municipality’s covenant to

Investment Technique	Description and Risks	Series-Specific Limitations

budget for, appropriate, and make the payments due under the lease obligation. However, certain lease obligations contain “non-appropriation” clauses which provide that the municipality has no obligation to make lease or installment purchase payments in future years unless money is appropriated for such purpose on a yearly basis. In addition to the “non-appropriation” risk, these securities represent a relatively new type of financing that has not yet developed the depth of marketability associated with more conventional bonds. In the case of a “non-appropriation” lease, the Series’ ability to recover under the lease in the event of non-appropriation or default will be limited solely to the repossession of the leased property in the event foreclosure might prove difficult. The Series’ subadviser will evaluate the credit quality of a municipal lease and whether it will be considered liquid. (See “Illiquid and Restricted Investments” in this section of the SAI for information regarding the implications of these investments being considered illiquid.)

Municipal Notes
Municipal notes generally are used to provide for short-term working capital needs and generally have maturities of one year or less. Municipal notes include bond anticipation notes, construction loan notes, revenue anticipation notes and tax anticipation notes.

Bond Anticipation Notes	Bond anticipation notes are issued to provide interim financing until long-term financing can be arranged. In most cases, the long-term bonds then provide the money for the repayment of the notes.
Construction Loan Notes	Construction loan notes are sold to provide construction financing. After successful completion and acceptance, many projects receive permanent financing through FNMA or GNMA.
Revenue Anticipation Notes	Revenue anticipation notes are issued in expectation of receipt of other types of revenue, such as Federal revenues available under Federal revenue sharing programs.
Tax Anticipation Notes
Tax anticipation notes are issued to finance working capital needs of municipalities. Generally, they are issued in anticipation of various seasonal tax revenue, such as income, sales, use and business taxes, and are payable from these specific future taxes.

Tax-Exempt Commercial Paper
Tax-exempt commercial paper is a short-term obligation with a stated maturity of 365 days or less. It is issued by state and local governments or their agencies to finance seasonal working capital needs or as short-term financing in anticipation of longer-term financing.

Participation on Creditors’ Committees
While the Series do not invest in securities to exercise control over the securities’ issuers, each Series may, from time to time, participate on committees formed by creditors to negotiate with the management of financially troubled issuers of securities held by the Series. Such participation may subject the relevant Series to expenses such as legal fees and may deem the Series an “insider” of the issuer for purposes of the Federal securities laws and expose the Series to material non-public information of the issuer, and therefore may restrict the Series’ ability to purchase or sell a particular security when it might otherwise desire to do so. Participation by a Series on such committees also may expose the Series to potential liabilities under the federal bankruptcy laws or other laws governing the rights of creditors and debtors. A Series will participate on such committees only when the Series’ subadviser believes that such participation is necessary or desirable to enforce the Series’ rights as a creditor or to protect the value of securities held by the Series.

Investment Technique	Description and Risks	Series-Specific Limitations
Payable in Kind (“PIK”) Bonds
PIK bonds are obligations which provide that the issuer thereof may, at its option, pay interest on such bonds in cash or “in kind”, which means in the form of additional debt securities. Such securities benefit the issuer by mitigating its need for cash to meet debt service, but also require a higher rate of return to attract investors who are willing to defer receipt of such cash. The Series will accrue income on such investments for tax and accounting purposes, which is distributable to shareholders and which, because no cash is received at the time of accrual, may require the liquidation of other portfolio securities to satisfy the Series’ distribution obligations. The market prices of PIK bonds generally are more volatile than the market prices of securities that pay interest periodically, and they are likely to respond to changes in interest rates to a greater degree than would otherwise similar bonds on which regular cash payments of interest are being made.

Ratings
The rating or quality of a debt security refers to a rating agency's assessment of the issuer’s creditworthiness, i.e., its ability to pay principal and interest when due. Higher ratings indicate better credit quality, as rated by independent rating organizations such as Moody’s, S&P or Fitch, which publish their ratings on a regular basis. Appendix A provides a description of the various ratings provided for bonds (including convertible bonds), municipal bonds, and commercial paper.
After a Series purchases a debt security, the rating of that security may be reduced below the minimum rating acceptable for purchase by the Series. A subsequent downgrade does not require the sale of the security, but the Series’ subadviser will consider such an event in determining whether to continue to hold the obligation. To the extent that ratings established by Moody’s or S&P may change as a result of changes in such organizations or their rating systems, a Series will invest in securities which are deemed by the Series’ subadviser to be of comparable quality to securities whose current ratings render them eligible for purchase by the Series.
Credit ratings issued by credit rating agencies evaluate the safety of principal and interest payments of rated securities. They do not, however, evaluate the market-value risk and therefore may not fully reflect the true risks of an investment. In addition, credit rating agencies may or may not make timely changes in a rating to reflect changes in the economy or in the condition of the issuer that affect the market value of the security. Consequently, credit ratings are used only as a preliminary indicator of investment quality.

Sovereign Debt
Each Series may invest in “sovereign debt,” which is issued or guaranteed by foreign governments (including countries, provinces and municipalities) or their agencies and instrumentalities. Sovereign debt may trade at a substantial discount from face value. The Series may hold and trade sovereign debt of foreign countries in appropriate circumstances to participate in debt conversion programs. Emerging-market country sovereign debt involves a higher degree of risk than developed markets, is generally lower-quality debt, and is considered speculative in nature due, in part, to the extreme and volatile nature of debt burdens in such countries and because emerging market governments can be relatively unstable. The issuer or governmental authorities that control sovereign-debt repayment (“sovereign debtors”) may be unable or unwilling to repay principal or interest when due in accordance with the terms of the debt. A sovereign debtor’s willingness or ability to repay principal and interest due in a timely manner may be affected by, among other factors, its cash-flow situation, the extent of its foreign reserves, the availability of sufficient foreign exchange on the date a payment is due, the relative size of the

Investment Technique	Description and Risks	Series-Specific Limitations

debt service burden to the economy as a whole, the sovereign debtor’s policy towards the IMF, and the political constraints to which the sovereign debtor may be subject. Sovereign debtors may also be dependent on expected disbursements from foreign governments, multilateral agencies and others abroad to reduce principal and interest arrearage on their debt. The commitment of these third parties to make such disbursements may be conditioned on the sovereign debtor’s implementation of economic reforms or economic performance and the timely service of the debtor’s obligations. The sovereign debtor’s failure to meet these conditions may cause these third parties to cancel their commitments to provide funds to the sovereign debtor, which may further impair the debtor’s ability or willingness to timely service its debts. In certain instances, the Series may invest in sovereign debt that is in default as to payments of principal or interest. In the event that the Series hold non-performing sovereign debt, the Series may incur additional expenses in connection with any restructuring of the issuer’s obligations or in otherwise enforcing their rights thereunder.

Brady Bonds
Each Series may invest a portion of its assets in certain sovereign debt obligations known as “Brady Bonds.” Brady Bonds are issued under the framework of the Brady Plan, an initiative announced by former U.S. Treasury Secretary Nicholas F. Brady in 1989 as a mechanism for debtor nations to restructure their outstanding external indebtedness. The Brady Plan contemplates, among other things, the debtor nation’s adoption of certain economic reforms and the exchange of commercial bank debt for newly issued bonds. In restructuring its external debt under the Brady Plan framework, a debtor nation negotiates with its existing bank lenders as well as the World Bank or the IMF. The World Bank or IMF supports the restructuring by providing funds pursuant to loan agreements or other arrangements that enable the debtor nation to collateralize the new Brady Bonds or to replenish reserves used to reduce outstanding bank debt. Under these loan agreements or other arrangements with the World Bank or IMF, debtor nations have been required to agree to implement certain domestic monetary and fiscal reforms. The Brady Plan sets forth only general guiding principles for economic reform and debt reduction, emphasizing that solutions must be negotiated on a case-by-case basis between debtor nations and their creditors.
Brady Bonds are often viewed as having three or four valuation components: (i) the collateralized repayment of principal at final maturity; (ii) the collateralized interest payments; (iii) the uncollateralized interest payments; and (iv) any uncollateralized repayment of principal at maturity (these uncollateralized amounts constitute the “residual risk”). In light of the residual risk of Brady Bonds and, among other factors, the history of defaults with respect to commercial bank loans by public and private entities of countries issuing Brady Bonds, investments in Brady Bonds can be viewed as speculative.

Stand-by Commitments
Each Series may purchase securities together with the right to resell them to the seller or a third party at an agreed-upon price or yield within specified periods prior to their maturity dates. Such a right to resell is commonly known as a stand-by commitment, and the aggregate price which a Series pays for securities with a stand-by commitment may increase the cost, and thereby reduce the yield, of the security. The primary purpose of this practice is to permit the Series to be as fully invested as practicable in municipal securities while preserving the necessary flexibility and liquidity to meet unanticipated redemptions. Stand-by commitments acquired by a Series are valued at zero in determining the Series’ NAV. Stand-by commitments involve certain expenses and risks, including the

Investment Technique	Description and Risks	Series-Specific Limitations

inability of the issuer of the commitment to pay for the securities at the time the commitment is exercised, non-marketability of the commitment, and differences between the maturity of the underlying security and the maturity of the commitment.

Strip Bonds
Strip bonds are debt securities that are stripped of their interest (usually by a financial intermediary) after the securities are issued. The market value of these securities generally fluctuates more in response to changes in interest rates than interest-paying securities of comparable maturity.

Tender Option Bonds
Tender option bonds are relatively long-term bonds that are coupled with the option to tender the securities to a bank, broker-dealer or other financial institution at periodic intervals and receive the face value of the bond. This investment structure is commonly used as a means of enhancing a security’s liquidity.

Variable and Floating Rate Obligations
Each Series may purchase securities having a floating or variable rate of interest. These securities pay interest at rates that are adjusted periodically according to a specific formula, usually with reference to some interest rate index or market interest rate (the “underlying index”). The floating rate tends to decrease the security’s price sensitivity to changes in interest rates. These securities may carry demand features permitting the holder to demand payment of principal at any time or at specified intervals prior to maturity. Accordingly, as interest rates decrease or increase, the potential for capital appreciation or depreciation is less than for fixed-rate obligations.
In order to most effectively use these investments, a Series’ subadviser must correctly assess probable movements in interest rates. This involves different skills than those used to select most other portfolio securities. If the Series’ subadviser incorrectly forecasts such movements, the Series could be adversely affected by the use of variable or floating rate obligations.
The floating and variable rate obligations that the Series may purchase include variable rate demand securities. Variable rate demand securities are variable rate securities that have demand features entitling the purchaser to resell the securities to the issuer at an amount approximately equal to amortized cost or the principal amount thereof plus accrued interest, which may be more or less than the price that the Series paid for them. The interest rate on variable rate demand securities also varies either according to some objective standard, such as an index of short-term, tax-exempt rates, or according to rates set by or on behalf of the issuer.
When a Series purchases a floating or variable rate demand instrument, the Series’ subadviser will monitor, on an ongoing basis, the ability of the issuer to pay principal and interest on demand. The Series’ right to obtain payment at par on a demand instrument could be affected by events occurring between the date the Series elects to demand payment and the date payment is due that may affect the ability of the issuer of the instrument to make payment when due, except when such demand instrument permits same day settlement. To facilitate settlement, these same day demand instruments may be held in book entry form at a bank other than the Series’ custodian subject to a sub-custodian agreement between the bank and the Series’ custodian.
The floating and variable rate obligations that the Series may purchase also include certificates of participation in such obligations purchased from banks. A certificate of participation gives the Series an undivided interest in the underlying obligations in the proportion that the Series’ interest bears to the total principal amount of the

Investment Technique	Description and Risks	Series-Specific Limitations

obligation. Certain certificates of participation may carry a demand feature that would permit the holder to tender them back to the issuer prior to maturity.
The income received on certificates of participation in tax-exempt municipal obligations constitutes interest from tax-exempt obligations.
Each Series will limit its purchases of floating and variable rate obligations to those of the same quality as it otherwise is allowed to purchase. Similar to fixed rate debt instruments, variable and floating rate instruments are subject to changes in value based on changes in prevailing market interest rates or changes in the issuer’s creditworthiness.
A floating or variable rate instrument may be subject to a Series’ percentage limitation on illiquid securities if there is no reliable trading market for the instrument or if the Series may not demand payment of the principal amount within seven days. (See “Illiquid and Restricted Securities” in this section of the SAI.)

Zero and Deferred Coupon Debt Securities
Each Series may invest in debt obligations that do not make any interest payments for a specified period of time prior to maturity (“deferred coupon” bonds) or until maturity (“zero coupon” bonds). The nonpayment of interest on a current basis may result from the bond’s having no stated interest rate, in which case the bond pays only principal at maturity and is normally initially issued at a discount from face value. Alternatively, the bond may provide for a stated rate of interest, but provide that such interest is not payable until maturity, in which case the bond may initially be issued at par. The value to the investor of these types of bonds is represented by the economic accretion either of the difference between the purchase price and the nominal principal amount (if no interest is stated to accrue) or of accrued, unpaid interest during the bond’s life or payment deferral period.
Because deferred and zero coupon bonds do not make interest payments for a certain period of time, they are generally purchased by a Series at a deep discount and their value fluctuates more in response to interest rate changes than does the value of debt obligations that make current interest payments. The degree of fluctuation with interest rate changes is greater when the deferred period is longer. Therefore, when a Series invests in zero or deferred coupon bonds, there is a risk that the value of the Series’ shares may decline more as a result of an increase in interest rates than would be the case if the Series did not invest in such bonds.
Even though zero and deferred coupon bonds may not pay current interest in cash, each Series is required to accrue interest income on such investments and to distribute such amounts to shareholders. Thus, a Series would not be able to purchase income-producing securities to the extent cash is used to pay such distributions, and, therefore, the Series’ current income could be less than it otherwise would have been. Instead of using cash, the Series might liquidate investments in order to satisfy these distribution requirements.

Derivative Investments
Each Series may invest in various types of derivatives, which may at times result in significant derivative exposure. A derivative is a financial instrument whose performance is derived from the performance of another asset. Each Series may invest in derivative instruments including, but not limited to: futures contracts, put options, call options, options on future contracts, options on foreign currencies, swaps, forward contracts, structured investments, and other equity-linked derivatives.

Investment Technique	Description and Risks	Series-Specific Limitations

Each Series may use derivative instruments for hedging (to offset risks associated with an investment, currency exposure, or market conditions) or in pursuit of its investment objective(s) (to seek to enhance returns). When a Series invests in a derivative, the risks of loss of that derivative may be greater than the derivative’s cost. No Series may use any derivative to gain exposure to an asset or class of assets that it would be prohibited by its investment restrictions from purchasing directly. In addition to other considerations, a Series’ ability to use derivative instruments may be limited by tax considerations. (See “Dividends, Distributions and Taxes” in this SAI.)
Investments in derivatives may subject a Series to special risks in addition to normal market fluctuations and other risks inherent in investment in securities. For example, a percentage of the Series’ assets may be segregated to cover its obligations with respect to the derivative investment, which may make it more difficult for the Series’ subadviser to meet redemption requests or other short-term obligations.
Investments in derivatives in general are also subject to market risks that may cause their prices to fluctuate over time. Investments in derivatives may not directly correlate with the price movements of the underlying instrument. As a result, the use of derivatives may expose the Series to additional risks that it would not be subject to if it invested directly in the securities underlying those derivatives. The use of derivatives may result in larger losses or smaller gains than otherwise would be the case.

Commodity Interests
Certain of the derivative investment types permitted for the Series may be considered commodity interests for purposes of the CEA and regulations approved by the CFTC. However, each Series intends to limit the use of such investment types as required to qualify for exclusion or exemption from being considered a “commodity pool” or otherwise as a vehicle for trading in commodity interests under such regulations. As a result, except as otherwise noted below each Series has filed a notice of exclusion under CFTC Regulation 4.5 or exemption under CFTC Regulation 4.13(a)(3).
The CFTC recently adopted amendments to its rules that may affect the Series’ ability to continue to claim exclusion or exemption from regulation. If a Series' use of these techniques would cause the Series to be considered a “commodity pool” under the CEA, then the Adviser would be subject to registration and regulation as the Series' commodity pool operator, and the Series' subadviser may be subject to registration and regulation as the Series' commodity trading advisor. A Series may incur additional expense as a result of the CFTC’s registration and regulation obligations, and the Series' use of these techniques and other instruments may be limited or restricted.
As of the date of this SAI, each Series intends to limit the use of such investment types as required to qualify for exclusion from being considered a “commodity pool” or otherwise as a vehicle for trading in commodity interests under such regulations, and each Series has filed a notice of exclusion under CFTC Regulation 4.5 or exemption under CFTC Regulation 4.13(a)(3).
Credit-linked Notes
Credit-linked notes are derivative instruments used to transfer credit risk. The performance of the notes is linked to the performance of the underlying reference obligation or reference portfolio (“reference entities”). The notes are usually issued by a special purpose vehicle that sells credit protection through a credit default swap agreement in return for a premium and an obligation to pay the transaction sponsor should a reference entity experience a credit event, such as bankruptcy. The special purpose vehicle invests the proceeds from the notes to cover its contingent obligation. Revenue from the investments and the money received as premium are used to pay interest to note holders. The main risk of credit linked notes is the risk of default to the reference obligation of the credit default swap. Should a default occur, the special purpose vehicle would have to pay the transaction sponsor, subordinating payments to the note holders.

Investment Technique	Description and Risks	Series-Specific Limitations
Credit linked notes also may not be liquid and may be subject to currency and interest rate risks as well.
Equity-linked Derivatives
Each Series may invest in equity-linked derivative products the performance of which is designed to correspond generally to the performance of a specified stock index or "basket" of stocks, or to a single stock. Investments in equity-linked derivatives involve the same risks associated with a direct investment in the types of securities such products are designed to track. There can be no assurance that the trading price of the equity-linked derivatives will equal the underlying value of the securities purchased to replicate a particular investment or that such basket will replicate the investment.
Investments in equity-linked derivatives may constitute investments in other investment companies. (See “Mutual Fund Investing” in this section of the SAI for information regarding the implications of a Series investing in other investment companies.)

Eurodollar Instruments
The Series may invest in Eurodollar instruments. Eurodollar instruments are dollar-denominated certificates of deposit and time deposits issued outside the U.S. capital markets by foreign branches of U.S. banks and by foreign banks. Eurodollar futures contracts enable purchasers to obtain a fixed rate for the lending of funds and sellers to obtain a fixed rate for borrowings. A Series might use Eurodollar instruments to hedge against changes in interest rates or to enhance returns.
Eurodollar obligations are subject to the same risks that pertain to domestic issuers, most notably income risk (and, to a lesser extent, credit risk, market risk, and liquidity risk). Additionally, Eurodollar obligations are subject to certain sovereign risks. One such risk is the possibility that a sovereign country might prevent capital, in the form of dollars, from flowing across its borders. Other risks include adverse political and economic developments, the extent and quality of government regulation of financial markets and institutions, the imposition of foreign withholding taxes, and expropriation or nationalization of foreign issuers. However, Eurodollar obligations will undergo the same type of credit analysis as domestic issuers in which a Series invests.

Foreign Currency Forward Contracts, Futures and Options
Each Series may engage in certain derivative foreign currency exchange and option transactions involving investment risks and transaction costs to which the Series would not be subject absent the use of these strategies. If a Series’ subadviser’s predictions of movements in the direction of securities prices or currency exchange rates are inaccurate, the adverse consequences to the Series may leave the Series in a worse position than if it had not used such strategies. Risks inherent in the use of option and foreign currency forward and futures contracts include: (1) dependence on the Series’ subadviser’s ability to correctly predict movements in the direction of securities prices and currency exchange rates; (2) imperfect correlation between the price of options and futures contracts and movements in the prices of the securities or currencies being hedged; (3) the fact that the skills needed to use these strategies are different from those needed to select portfolio securities; (4) the possible absence of a liquid secondary market for any particular instrument at any time; and (5) the possible need to defer closing out certain hedged positions to avoid adverse tax consequences. The Series’ ability to enter into futures contracts is also limited by the requirements of the Code for qualification as a regulated investment company. (See the “Dividends, Distributions and Taxes” section of this SAI.)

Investment Technique	Description and Risks	Series-Specific Limitations

A Series may engage in currency exchange transactions to protect against uncertainty in the level of future currency exchange rates. In addition, a Series may write covered put and call options on foreign currencies for the purpose of increasing its return.
A Series may enter into contracts to purchase or sell foreign currencies at a future date (“forward contracts”) and purchase and sell foreign currency futures contracts. For certain hedging purposes, the Series may also purchase exchange-listed and over-the-counter put and call options on foreign currency futures contracts and on foreign currencies. A put option on a futures contract gives the Series the right to assume a short position in the futures contract until the expiration of the option. A put option on a currency gives the Series the right to sell the currency at an exercise price until the expiration of the option. A call option on a futures contract gives the Series the right to assume a long position in the futures contract until the expiration of the option. A call option on a currency gives the Series the right to purchase the currency at the exercise price until the expiration of the option.
When engaging in position hedging, a Series enters into foreign currency exchange transactions to protect against a decline in the values of the foreign currencies in which its portfolio securities are denominated (or an increase in the values of currency for securities which the Series expects to purchase, when the Series holds cash or short-term investments). In connection with position hedging, the Series may purchase put or call options on foreign currency and on foreign currency futures contracts and buy or sell forward contracts and foreign currency futures contracts. (A Series may also purchase or sell foreign currency on a spot basis, as discussed in “Foreign Currency Transactions” under “Foreign Investing” in this section of the SAI.)
The precise matching of the amounts of foreign currency exchange transactions and the value of the portfolio securities involved will not generally be possible since the future value of such securities in foreign currencies will change as a consequence of market movements in the value of those securities between the dates the currency exchange transactions are entered into and the dates they mature. It is also impossible to forecast with precision the market value of portfolio securities at the expiration or maturity of a forward or futures contract. Accordingly, it may be necessary for a Series to purchase additional foreign currency on the spot market (and bear the expense of such purchase) if the market value of the security or securities being hedged is less than the amount of foreign currency the Series is obligated to deliver and a decision is made to sell the security or securities and make delivery of the foreign currency. Conversely, it may be necessary to sell on the spot market some of the foreign currency received upon the sale of the portfolio security or securities if the market value of such security or securities exceeds the amount of foreign currency the Series is obligated to deliver.
Hedging transactions do not eliminate fluctuations in the underlying prices of the securities which a Series owns or intends to purchase or sell. They simply establish a rate of exchange which one can achieve at some future point in time. Additionally, although these techniques tend to minimize the risk of loss due to a decline in the value of the hedged currency, they also tend to limit any potential gain which might result from the increase in value of such currency.
A Series may seek to increase its return or to offset some of the costs of hedging against fluctuations in currency exchange rates by writing covered put options and covered call options on foreign currencies. In that case, the Series receives a premium from writing a put or call

Investment Technique	Description and Risks	Series-Specific Limitations

option, which increases the Series’ current return if the option expires unexercised or is closed out at a net profit. A Series may terminate an option that it has written prior to its expiration by entering into a closing purchase transaction in which it purchases an option having the same terms as the option written.
A Series’ currency hedging transactions may call for the delivery of one foreign currency in exchange for another foreign currency and may at times not involve currencies in which its portfolio securities are then denominated. A Series’ subadviser will engage in such “cross hedging” activities when it believes that such transactions provide significant hedging opportunities for the Series. Cross hedging transactions by a Series involve the risk of imperfect correlation between changes in the values of the currencies to which such transactions relate and changes in the value of the currency or other asset or liability which is the subject of the hedge.
Foreign currency forward contracts, futures and options may be traded on foreign exchanges. Such transactions may not be regulated as effectively as similar transactions in the United States; may not involve a clearing mechanism and related guarantees; and are subject to the risk of governmental actions affecting trading in, or the prices of, foreign securities. The value of such positions also could be adversely affected by (i) other complex foreign political, legal and economic factors, (ii) lesser availability than in the United States of data on which to make trading decisions, (iii) delays in the relevant Series’ ability to act upon economic events occurring in foreign markets during non-business hours in the United States, (iv) the imposition of different exercise and settlement terms and procedures and margin requirements than in the United States, and (v) lesser trading volume.
The types of derivative foreign currency exchange transactions most commonly employed by the Series are discussed below, although each Series is also permitted to engage in other similar transactions to the extent consistent with the Series’ investment limitations and restrictions.

Foreign Currency Forward Contracts
A foreign currency forward contract involves an obligation to purchase or sell a specific currency at a future date, which may be any fixed number of days (“term”) from the date of the contract agreed upon by the parties, at a price set at the time of the contract. These contracts are traded directly between currency traders (usually large commercial banks) and their customers.
A Series will specifically designate on its accounting records any asset, including equity securities and non-investment-grade debt so long as the asset is liquid, unencumbered and marked to market daily in an amount not less than the value of the Series’ total assets committed to forward foreign currency exchange contracts entered into for the purchase of a foreign currency. If the value of the securities specifically designated declines, additional cash or securities will be added so that the specifically designated amount is not less than the amount of the Series’ commitments with respect to such contracts.

Foreign Currency Futures Transactions
Each Series may use foreign currency futures contracts and options on such futures contracts. Through the purchase or sale of such contracts, a Series may be able to achieve many of the same objectives attainable through the use of foreign currency forward contracts, but more effectively and possibly at a lower cost.
Unlike forward foreign currency exchange contracts, foreign currency futures contracts and options on foreign currency futures contracts are standardized as to amount and delivery period and are traded on

Investment Technique	Description and Risks	Series-Specific Limitations

boards of trade and commodities exchanges. It is anticipated that such contracts may provide greater liquidity and lower cost than forward foreign currency exchange contracts.
Purchasers and sellers of foreign currency futures contracts are subject to the same risks that apply to the buying and selling of futures generally. In addition, there are risks associated with foreign currency futures contracts similar to those associated with options on foreign currencies. (See “Foreign Currency Options” and “Futures Contracts and Options on Futures Contracts”, each in this sub-section of the SAI.) The Series must accept or make delivery of the underlying foreign currency, through banking arrangements, in accordance with any U.S. or foreign restrictions or regulations regarding the maintenance of foreign banking arrangements by U.S. residents and may be required to pay any fees, taxes or charges associated with such delivery which are assessed in the issuing country.
To the extent required to comply with SEC Release No. IC-10666, when entering into a futures contract or an option transaction, a Series will specifically designate on its accounting records any asset, including equity securities and non-investment-grade debt so long as the asset is liquid, unencumbered and marked to market daily equal to the net amount of the Series’ obligation. For foreign currency futures transactions, the prescribed amount will generally be the daily value of the futures contract, marked to market.
Futures contracts are designed by boards of trade which are designated “contracts markets” by the CFTC. Futures contracts trade on contracts markets in a manner that is similar to the way a stock trades on a stock exchange and the boards of trade, through their clearing corporations, guarantee performance of the contracts. As of the date of this SAI, the Series may invest in futures contracts under specified conditions without being regulated as commodity pools. However, under recently amended CFTC rules the Series’ ability to maintain the exclusions/exemptions from the definition of commodity pool may be limited. (See “Commodity Interests” in this section of the SAI.)

Foreign Currency Options
A foreign currency option provides the option buyer with the right to buy or sell a stated amount of foreign currency at the exercise price at a specified date or during the option period. A call option gives its owner the right, but not the obligation, to buy the currency, while a put option gives its owner the right, but not the obligation, to sell the currency. The option seller (writer) is obligated to fulfill the terms of the option sold if it is exercised. However, either seller or buyer may close its position during the option period for such options any time prior to expiration.
A call rises in value if the underlying currency appreciates. Conversely, a put rises in value if the underlying currency depreciates. While purchasing a foreign currency option can protect a Series against an adverse movement in the value of a foreign currency, it does not limit the gain which might result from a favorable movement in the value of such currency. For example, if the Series were holding securities denominated in an appreciating foreign currency and had purchased a foreign currency put to hedge against a decline in the value of the currency, it would not have to exercise its put. Similarly, if the Series had entered into a contract to purchase a security denominated in a foreign currency and had purchased a foreign currency call to hedge against a rise in the value of the currency but instead the currency had depreciated in value between the date of purchase and the settlement date, the Series would not have to exercise its call but could acquire in the spot market the amount of foreign currency needed for settlement.

Investment Technique	Description and Risks	Series-Specific Limitations

The value of a foreign currency option depends upon the value of the underlying currency relative to the other referenced currency. As a result, the price of the option position may vary with changes in the value of either or both currencies and have no relationship to the investment merits of a foreign security, including foreign securities held in a “hedged” investment portfolio. Because foreign currency transactions occurring in the interbank market involve substantially larger amounts than those that may be involved in the use of foreign currency options, the Series may be disadvantaged by having to deal in an odd lot market (generally consisting of transactions of less than $1 million) for the underlying foreign currencies at prices that are less favorable than for round lots.
As in the case of other kinds of options, the use of foreign currency options constitutes only a partial hedge, and a Series could be required to purchase or sell foreign currencies at disadvantageous exchange rates, thereby incurring losses. The purchase of an option on a foreign currency may not necessarily constitute an effective hedge against fluctuations in exchange rates and, in the event of rate movements adverse to the Series’ position, the Series may forfeit the entire amount of the premium plus related transaction costs.
Options on foreign currencies written or purchased by a Series may be traded on U.S. or foreign exchanges or over the counter. There is no systematic reporting of last sale information for foreign currencies traded over the counter or any regulatory requirement that quotations available through dealers or other market sources be firm or revised on a timely basis. Quotation information available is generally representative of very large transactions in the interbank market and thus may not reflect relatively smaller transactions (i.e., less than $1 million) where rates may be less favorable. The interbank market in foreign currencies is a global, around-the-clock market. To the extent that the options markets are closed while the markets for the underlying currencies remain open, significant price and rate movements may take place in the underlying markets that are not reflected in the options market.
For additional information about options transactions, see “Options” under “Derivative Investments” in this section of the SAI.

Foreign Currency Warrants
Foreign currency warrants such as currency exchange warrants are warrants that entitle the holder to receive from the issuer an amount of cash (generally, for warrants issued in the United States, in U.S. dollars) that is calculated pursuant to a predetermined formula and based on the exchange rate between two specified currencies as of the exercise date of the warrant. Foreign currency warrants generally are exercisable upon their issuance and expire as of a specified date and time.
Foreign currency warrants may be used to reduce the currency exchange risk assumed by purchasers of a security by, for example, providing for a supplemental payment in the event the U.S. dollar depreciates against the value of a major foreign currency such as the Japanese Yen or Euro. The formula used to determine the amount payable upon exercise of a foreign currency warrant may make the warrant worthless unless the applicable foreign currency exchange rate moves in a particular direction (e.g., unless the U.S. dollar appreciates or depreciates against the particular foreign currency to which the warrant is linked or indexed).
Foreign currency warrants are severable from the debt obligations with which they may be offered, and may be listed on exchanges. Foreign currency warrants may be exercisable only in certain minimum amounts, and an investor wishing to exercise warrants who

Investment Technique	Description and Risks	Series-Specific Limitations

possesses less than the minimum number required for exercise may be required either to sell the warrants or to purchase additional warrants, thereby incurring additional transaction costs. Upon exercise of warrants, there may be a delay between the time the holder gives instructions to exercise and the time the exchange rate relating to exercise is determined, thereby affecting both the market and cash settlement values of the warrants being exercised. The expiration date of the warrants may be accelerated if the warrants should be delisted from an exchange or if their trading should be suspended permanently, which would result in the loss of any remaining “time value” of the warrants (i.e., the difference between the current market value and the exercise value of the warrants), and, if the warrants were “out-of-the-money,” in a total loss of the purchase price of the warrants.
Warrants are generally unsecured obligations of their issuers and are not standardized foreign currency options issued by the OCC. Unlike foreign currency options issued by OCC, the terms of foreign exchange warrants generally will not be amended in the event of governmental or regulatory actions affecting exchange rates or in the event of the imposition of other regulatory controls affecting the international currency markets. The initial public offering price of foreign currency warrants could be considerably in excess of the price that a commercial user of foreign currencies might pay in the interbank market for a comparable option involving larger amounts of foreign currencies. Foreign currency warrants are subject to significant foreign exchange risk, including risks arising from complex political or economic factors.

Performance Indexed Paper
Performance indexed paper is commercial paper the yield of which is linked to certain currency exchange rate movements. The yield to the investor on performance indexed paper is established at maturity as a function of spot exchange rates between the designated currencies as of or about the time (generally, the index maturity two days prior to maturity). The yield to the investor will be within a range stipulated at the time of purchase of the obligation, generally with a guaranteed minimum rate of return that is below, and a potential maximum rate of return that is above, market yields on commercial paper, with both the minimum and maximum rates of return on the investment corresponding to the minimum and maximum values of the spot exchange rate two business days prior to maturity.

Principal Exchange Rate Linked Securities (“PERLS”)
PERLS are debt obligations the principal on which is payable at maturity in an amount that may vary based on the exchange rate between the particular currencies at or about that time. The return on “standard” principal exchange rate linked securities is enhanced if the currency to which the security is linked appreciates against the base currency, and is adversely affected by increases in the exchange value of the base currency. “Reverse” PERLS are like the “standard” securities, except that their return is enhanced by increases in the value of the base currency and adversely impacted by increases in the value of other currency. Interest payments on the securities are generally made at rates that reflect the degree of currency risk assumed or given up by the purchaser of the notes (i.e., at relatively higher interest rates if the purchaser has assumed some of the currency exchange risk, or relatively lower interest rates if the issuer has assumed some of the currency exchange risk, based on the expectations of the current market). PERLS may in limited cases be subject to acceleration of maturity (generally, not without the consent of the holders of the securities), which may have an adverse impact on the value of the principal payment to be made at maturity.

Investment Technique	Description and Risks	Series-Specific Limitations
Futures Contracts and Options on Futures Contracts
Each Series may use interest rate, foreign currency, dividend, volatility or index futures contracts. An interest rate, foreign currency, dividend, or index futures contract provides for the future sale by one party and purchase by another party of a specified quantity of a financial instrument, foreign currency, dividend basket or the cash value of an index at a specified price and time. A futures contract on an index is an agreement pursuant to which two parties agree to take or make delivery of an amount of cash equal to the difference between the value of the index at the close of the last trading day of the contract and the price at which the index contract was originally written. Although the value of an index might be a function of the value of certain specified securities, no physical delivery of these securities is made. A public market exists in futures contracts covering several indexes as well as a number of financial instruments and foreign currencies, and it is expected that other futures contracts will be developed and traded in the future. Interest rate and volatility futures contracts currently are traded in the United States primarily on the floors of the Chicago Board of Trade and the International Monetary Market of the Chicago Mercantile Exchange. Interest rate futures also are traded on foreign exchanges such as the London International Financial Futures Exchange and the Singapore International Monetary Exchange. Volatility futures also are traded on foreign exchanges such as Eurex. Dividend futures are also traded on foreign exchanges such as Eurex, NYSE Euronext Liffe, London Stock Exchange and the Singapore International Monetary Exchange.
A Series may purchase and write call and put options on futures. Futures options possess many of the same characteristics as options on securities and indexes discussed above. A futures option gives the holder the right, in return for the premium paid, to assume a long position (call) or short position (put) in a futures contract at a specified exercise price at any time during the period of option. Upon exercise of a call option, the holder acquires a long position in the futures contract and the writer is assigned the opposite short position. In the case of a put option, the opposite is true.
Except as otherwise described in this SAI, the Series will limit their use of futures contracts and futures options to hedging transactions and in an attempt to increase total return, in accordance with federal regulations. The costs of, and possible losses incurred from, futures contracts and options thereon may reduce the Series’ current income and involve a loss of principal. Any incremental return earned by the Series resulting from these transactions would be expected to offset anticipated losses or a portion thereof.
The Series will only enter into futures contracts and futures options which are standardized and traded on a U.S. or foreign exchange, board of trade, or similar entity, or quoted on an automated quotation system.
When a purchase or sale of a futures contract is made by a Series, the Series is required to deposit with its custodian (or broker, if legally permitted) a specified amount of cash or U.S. Government securities (“initial margin”). The margin required for a futures contract is set by the exchange on which the contract is traded and may be modified during the term of the contract. The initial margin is in the nature of a performance bond or good faith deposit on the futures contract which is returned to the Series upon termination of the contract, assuming all contractual obligations have been satisfied. The Series expect to earn interest income on their initial margin deposits. A futures contract held by a Series is valued daily at the official settlement price of the exchange on which it is traded. Each day the Series pays or receives cash, called “variation margin,” equal to the daily change in value of the futures contract. This process is known as “marking to market.”

No Series will purchase or sell any financial futures contract or related option for non-bona fide hedging purposes if, immediately thereafter, the sum of the cash or U.S. Treasury bills committed with respect to its existing futures and related options positions and the premiums paid for related options would exceed 5% of the market value of its total assets.
No Series may enter into a futures contract for the delivery of a security if, immediately thereafter, the value of the securities called for by all of such Series’ outstanding futures contracts (for both receipt and delivery) would exceed 10% of the market value of such Series’ total assets.

Investment Technique	Description and Risks	Series-Specific Limitations

Variation margin does not represent a borrowing or loan by the Series but is instead a settlement between the Series and the broker of the amount one would owe the other if the futures contract expired. In computing daily NAV, the Series will mark to market its open futures positions.
The Series are also required to deposit and maintain margin with respect to put and call options on futures contracts written by them. Such margin deposits will vary depending on the nature of the underlying futures contract (and the related initial margin requirements), the current market value of the option, and other futures positions held by the relevant Series.
To the extent required to comply with SEC Release No. IC-10666, when entering into a futures contract or an option on a futures contract, a Series will specifically designate on its accounting records any asset, including equity securities and non-investment-grade debt so long as the asset is liquid, unencumbered and marked to market daily equal to the prescribed amount.
Futures contracts are designed by boards of trade which are designated “contracts markets” by the CFTC. Futures contracts trade on contracts markets in a manner that is similar to the way a stock trades on a stock exchange and the boards of trade, through their clearing corporations, guarantee performance of the contracts. A Series’ ability to claim an exclusion or exemption from the definition of a commodity pool may be limited when the Series invests in futures contracts. (See “Commodity Interests” in this SAI.)
The requirements of the Code for qualification as a regulated investment company also may limit the extent to which a Series may enter into futures, futures options or forward contracts. (See the “Dividends, Distributions and Taxes” section of this SAI.)
Although some futures contracts call for making or taking delivery of the underlying securities, generally these obligations are closed out prior to delivery by offsetting purchases or sales of matching futures contracts (same exchange, underlying security or index, and delivery month). If an offsetting purchase price is less than the original sale price, the Series realizes a capital gain, or if it is more, the Series realizes a capital loss. Conversely, if an offsetting sales price is more than the original purchase price, the Series realizes a capital gain, or if it is less, the Series realizes a capital loss. The transaction costs must also be included in these calculations.
Positions in futures contracts and related options may be closed out only on an exchange which provides a secondary market for such contracts or options. The Series will enter into an option or futures position only if there appears to be a liquid secondary market. However, there can be no assurance that a liquid secondary market will exist for any particular option or futures contract at any specific time. Thus, it may not be possible to close out a futures or related option position. In the case of a futures position, in the event of adverse price movements the Series would continue to be required to make daily margin payments. In this situation, if the Series has insufficient cash to meet daily margin requirements it may have to sell portfolio securities to meet its margin obligations at a time when it may be disadvantageous to do so. In addition, the Series may be required to take or make delivery of the securities underlying the futures contracts it holds. The inability to close out futures positions also could have an adverse impact on the Series’ ability to hedge its portfolio effectively.

Investment Technique	Description and Risks	Series-Specific Limitations

There are several risks in connection with the use of futures contracts as a hedging device. While hedging can provide protection against an adverse movement in market prices, it can also limit a hedger’s opportunity to benefit fully from a favorable market movement. In addition, investing in futures contracts and options on futures contracts will cause the Series to incur additional brokerage commissions and may cause an increase in the Series’ portfolio turnover rate.
The successful use of futures contracts and related options may also depend on the ability of the relevant Series’ subadviser to forecast correctly the direction and extent of market movements, interest rates and other market factors within a given time frame. To the extent market prices remain stable during the period a futures contract or option is held by a Series or such prices move in a direction opposite to that anticipated, the Series may realize a loss on the transaction which is not offset by an increase in the value of its portfolio securities. Options and futures may also fail as a hedging technique in cases where the movements of the securities underlying the options and futures do not follow the price movements of the hedged portfolio securities. As a result, the Series’ total return for the period may be less than if it had not engaged in the hedging transaction. The loss from investing in futures transactions is potentially unlimited.
Utilization of futures contracts by a Series involves the risk of imperfect correlation in movements in the price of futures contracts and movements in the price of the securities which are being hedged. If the price of the futures contract moves more or less than the price of the securities being hedged, the Series will experience a gain or loss which will not be completely offset by movements in the price of the securities. It is possible that, where a Series has sold futures contracts to hedge its portfolio against a decline in the market, the market may advance and the value of securities held in the Series’ portfolio may decline. If this occurred, the Series would lose money on the futures contract and would also experience a decline in value in its portfolio securities. Where futures are purchased to hedge against a possible increase in the prices of securities before the Series is able to invest its cash (or cash equivalents) in securities (or options) in an orderly fashion, it is possible that the market may decline; if the Series then determines not to invest in securities (or options) at that time because of concern as to possible further market decline or for other reasons, the Series will realize a loss on the futures that would not be offset by a reduction in the price of the securities purchased.
The market prices of futures contracts may be affected if participants in the futures market elect to close out their contracts through off-setting transactions rather than to meet margin deposit requirements. In such case, distortions in the normal relationship between the cash and futures markets could result. Price distortions could also result if investors in futures contracts opt to make or take delivery of the underlying securities rather than to engage in closing transactions because such action would reduce the liquidity of the futures market. In addition, from the point of view of speculators, because the deposit requirements in the futures markets are less onerous than margin requirements in the cash market, increased participation by speculators in the futures market could cause temporary price distortions. Due to the possibility of price distortions in the futures market and because of the imperfect correlation between movements in the prices of securities and movements in the prices of futures contracts, a correct forecast of market trends may still not result in a successful hedging transaction.

Investment Technique	Description and Risks	Series-Specific Limitations

Compared to the purchase or sale of futures contracts, the purchase of put or call options on futures contracts involves less potential risk for the Series because the maximum amount at risk is the premium paid for the options plus transaction costs. However, there may be circumstances when the purchase of an option on a futures contract would result in a loss to the Series while the purchase or sale of the futures contract would not have resulted in a loss, such as when there is no movement in the price of the underlying securities.
For additional information about options transactions, see “Options” under “Derivative Investments” in this section of the SAI.

Mortgage-Related and Other Asset-Backed Securities
Each Series may purchase mortgage-related and other asset-backed securities, which collectively are securities backed by mortgages, installment contracts, credit card receivables or other financial assets. Asset-backed securities represent interests in “pools” of assets in which payments of both interest and principal on the securities are made periodically, thus in effect “passing through” such payments made by the individual borrowers on the assets that underlie the securities, net of any fees paid to the issuer or guarantor of the securities. The average life of asset-backed securities varies with the maturities of the underlying instruments, and the average life of a mortgage-backed instrument, in particular, is likely to be less than the original maturity of the mortgage pools underlying the securities as a result of mortgage prepayments, where applicable. For this and other reasons, an asset-backed security’s stated maturity may be different, and the security’s total return may be difficult to predict precisely.
If an asset-backed security is purchased at a premium, a prepayment rate that is faster than expected will reduce yield to maturity, while a prepayment rate that is slower than expected will have the opposite effect of increasing yield to maturity. Conversely, if an asset-backed security is purchased at a discount, faster than expected prepayments will increase yield to maturity, while slower than expected prepayments will decrease yield to maturity.
Prepayments of principal of mortgage-related securities by mortgagors or mortgage foreclosures affect the average life of the mortgage-related securities in the Series’ portfolio. Mortgage prepayments are affected by the level of interest rates and other factors, including general economic conditions and the underlying location and age of the mortgage. In periods of rising interest rates, the prepayment rate tends to decrease, lengthening the average life of a pool of mortgage-related securities. The longer the remaining maturity of a security the greater the effect of interest rate changes will be. Changes in the ability of an issuer to make payments of interest and principal and in the market’s perception of its creditworthiness also affect the market value of that issuer’s debt securities.
In periods of falling interest rates, the prepayment rate tends to increase, shortening the average life of a pool. Because prepayments of principal generally occur when interest rates are declining, it is likely that the Series, to the extent that it retains the same percentage of debt securities, may have to reinvest the proceeds of prepayments at lower interest rates than those of its previous investments. If this occurs, that Series’ yield will correspondingly decline. Thus, mortgage-related securities may have less potential for capital appreciation in periods of falling interest rates than other fixed income securities of comparable duration, although they may have a comparable risk of decline in market value in periods of rising interest rates. To the extent that the Series purchases mortgage-related securities at a premium, unscheduled prepayments, which are made at par, result in a loss equal to any unamortized premium.

Investment Technique	Description and Risks	Series-Specific Limitations

Duration is one of the fundamental tools used by a Series' subadviser in managing interest rate risks including prepayment risks. Traditionally, a debt security’s “term to maturity” characterizes a security’s sensitivity to changes in interest rates. “Term to maturity,” however, measures only the time until a debt security provides its final payment, taking no account of prematurity payments. Most debt securities provide interest (“coupon”) payments in addition to a final (“par”) payment at maturity, and some securities have call provisions allowing the issuer to repay the instrument in full before maturity date, each of which affect the security’s response to interest rate changes. “Duration” therefore is generally considered a more precise measure of interest rate risk than “term to maturity.” Determining duration may involve a subadviser’s estimates of future economic parameters, which may vary from actual future values. Generally, fixed income securities with longer effective durations are more responsive to interest rate fluctuations than those with shorter effective durations. For example, if interest rates rise by 1%, the value of securities having an effective duration of three years will generally decrease by approximately 3%.
Descriptions of some of the different types of mortgage-related and other asset-backed securities most commonly acquired by the Series are provided below. In addition to those shown, other types of mortgage-related and asset-backed investments are, or may become, available for investment by the Series.

Collateralized Mortgage Obligations (“CMOs”)
CMOs are hybrid instruments with characteristics of both mortgage-backed and mortgage pass-through securities. Interest and prepaid principal on a CMO are paid, in most cases, monthly. CMOs may be collateralized by whole mortgage loans but are more typically collateralized by portfolios of mortgage pass-through securities guaranteed by entities such as GNMA, FHLMC, or FNMA, and their income streams.
CMOs are typically structured in multiple classes, each bearing a different stated maturity. Actual maturity and average life will depend upon the prepayment experience of the collateral. CMOs provide for a modified form of call protection through a de facto breakdown of the underlying pool of mortgages according to how quickly the loans are repaid. Monthly payment of principal received from the pool of underlying mortgages, including prepayments, is first returned to investors holding the shortest maturity class. Investors holding the longer maturity classes typically receive principal only after the first class has been retired. An investor may be partially guarded against a sooner than desired return of principal because of the sequential payments.
FHLMC CMOs are debt obligations of FHLMC issued in multiple classes having different maturity dates and are secured by the pledge of a pool of conventional mortgage loans purchased by FHLMC. The amount of principal payable on each monthly payment date is determined in accordance with FHLMC’s mandatory sinking fund schedule. Sinking fund payments in the CMOs are allocated to the retirement of the individual classes of bonds in the order of their stated maturities. Payments of principal on the mortgage loans in the collateral pool in excess of the amount of FHLMC’s minimum sinking fund obligation for any payment date are paid to the holders of the CMOs as additional sinking-fund payments. Because of the “pass-through” nature of all principal payments received on the collateral pool in excess of FHLMC’s minimum sinking fund requirement, the rate at which principal of the CMOs is actually repaid is likely to be such that each class of bonds will be retired in advance of its scheduled maturity date. If collection of principal (including

Investment Technique	Description and Risks	Series-Specific Limitations

prepayments) on the mortgage loans during any semiannual payment period is not sufficient to meet FHLMC’s minimum sinking fund obligation on the next sinking fund payment date, FHLMC agrees to make up the deficiency from its general funds.

CMO Residuals
CMO residuals are derivative mortgage securities issued by agencies or instrumentalities of the U.S. Government or by private originators of, or investors in, mortgage loans. As described above, the cash flow generated by the mortgage assets underlying a series of CMOs is applied first to make required payments of principal and interest on the CMOs and second to pay the related administrative expenses of the issuer. The “residual” in a CMO structure generally represents the interest in any excess cash flow remaining after making the foregoing payments. Each payment of such excess cash flow to a holder of the related CMO residual represents income and/or a return of capital. The amount of residual cash flow resulting from a CMO will depend on, among other things, the characteristics of the mortgage assets, the coupon rate of each class of CMO, prevailing interest rates, the amount of administrative expenses and, in particular, the prepayment experience on the mortgage assets. In addition, if a series of a CMO includes a class that bears interest at an adjustable rate, the yield to maturity on the related CMO residual will also be extremely sensitive to changes in the level of the index upon which interest rate adjustments are based. In certain circumstances a Series may fail to recoup fully its initial investment in a CMO residual.
CMO residuals are generally purchased and sold by institutional investors through several investment banking firms acting as brokers or dealers. The CMO residual market currently may not have the liquidity of other more established securities trading in other markets. CMO residuals may be subject to certain restrictions on transferability, may be deemed illiquid and therefore subject to the Series’ limitations on investment in illiquid securities. (See “Illiquid and Restricted Securities” in this section of the SAI.)

Mortgage Pass-through Securities
Mortgage pass-through securities are interests in pools of mortgage loans, assembled and issued by various governmental, government-related, and private organizations. Unlike other forms of debt securities, which normally provide for periodic payment of interest in fixed amounts with principal payments at maturity or specified call dates, these securities provide a monthly payment consisting of both interest and principal payments. In effect, these payments are a “pass-through” of the monthly payments made by the individual borrowers on their residential or commercial mortgage loans, net of any fees paid to the issuer or guarantor of such securities. Additional payments are caused by repayments of principal resulting from the sale of the underlying property, refinancing or foreclosure, net of fees or costs. “Modified pass-through” securities (such as securities issued by GNMA) entitle the holder to receive all interest and principal payments owed on the mortgage pool, net of certain fees, at the scheduled payment dates regardless of whether or not the mortgagor actually makes the payment.
The principal governmental guarantor of U.S. mortgage-related securities is GNMA. GNMA is authorized to guarantee, with the full faith and credit of the United States Government, the timely payment of principal and interest on securities issued by institutions approved by GNMA (such as savings and loan institutions, commercial banks and mortgage bankers) and backed by pools of Federal Housing Administration insured or Veterans Administration guaranteed mortgages. Government-related guarantors whose obligations are not backed by the full faith and credit of the United States Government include FNMA and FHLMC. FNMA purchases conventional (i.e., not insured or guaranteed by any government agency) residential

Investment Technique	Description and Risks	Series-Specific Limitations

mortgages from a list of approved seller/servicers which include state and federally chartered savings and loan associations, mutual savings banks, commercial banks and credit unions and mortgage bankers. FHLMC issues Participation Certificates that represent interests in conventional mortgages from FHLMC’s national portfolio. FNMA and FHLMC guarantee the timely payment of interest and ultimate collection of principal on securities they issue, but the securities they issue are neither issued nor guaranteed by the United States Government.
Commercial banks, savings and loan institutions, private mortgage insurance companies, mortgage bankers and other secondary market issuers also create pass-through pools of conventional residential mortgage loans. Such issuers may, in addition, be the originators and/ or servicers of the underlying mortgage loans as well as the guarantors of the mortgage-related securities. Pools created by such non-governmental issuers generally offer a higher rate of interest than government and government-related pools because there are no direct or indirect government or agency guarantees of payments for such securities. However, timely payment of interest and principal of these pools may be supported by various forms of insurance or guarantees, including individual loan, title, pool and hazard insurance and letters of credit. The insurance and guarantees are issued by governmental entities, private insurers and the mortgage poolers. Such insurance and guarantees and the creditworthiness of the issuers thereof will be considered in determining whether a mortgage-related security meets a Series’ investment quality standards. There can be no assurance that the private insurers or guarantors can meet their obligations under the insurance policies or guarantee arrangements. A Series may buy mortgage-related securities without insurance or guarantees if, through an examination of the loan experience and practices of the originator/servicers and poolers, the Series’ subadviser determines that the securities meet the Series’ quality standards. Securities issued by certain private organizations may not be readily marketable and may therefore be subject to the Series’ limitations on investments in illiquid securities. (See “Illiquid and Restricted Securities” in this section of the SAI.)
Mortgage-backed securities that are issued or guaranteed by the U.S. Government, its agencies or instrumentalities, are not subject to the Series’ industry concentration restrictions set forth in the “Investment Restrictions” section of this SAI by virtue of the exclusion from the test available to all U.S. Government securities. The Series will take the position that privately-issued, mortgage-related securities, and other asset-backed securities, do not represent interests in any particular “industry” or group of industries. The assets underlying such securities may be represented by a portfolio of first lien residential mortgages (including both whole mortgage loans and mortgage participation interests) or portfolios of mortgage pass-through securities issued or guaranteed by GNMA, FNMA or FHLMC. Mortgage loans underlying a mortgage-related security may in turn be insured or guaranteed by the Federal Housing Administration or the Department of Veterans Affairs. In the case of private issue mortgage-related securities whose underlying assets are neither U.S. Government securities nor U.S. Government-insured mortgages, to the extent that real properties securing such assets may be located in the same geographical region, the security may be subject to a greater risk of default than other comparable securities in the event of adverse economic, political or business developments that may affect such region and, ultimately, the ability of residential homeowners to make payments of principal and interest on the underlying mortgages.

Investment Technique	Description and Risks	Series-Specific Limitations

It is possible that the availability and the marketability (that is, liquidity) of the securities discussed in this section could be adversely affected by the actions of the U.S. Government to tighten the availability of its credit. On September 7, 2008, the FHFA, an agency of the U.S. Government, placed FNMA and FHLMC into conservatorship, a statutory process with the objective of returning the entities to normal business operations. FHFA will act as the conservator to operate FNMA and FHLMC until they are stabilized. The conservatorship is still in effect as of the date of this SAI and has no specified termination date. There can be no assurance as to when or how the conservatorship will be terminated or whether FNMA or FHLMC will continue to exist following the conservatorship or what their respective business structures will be during or following the conservatorship. FHFA, as conservator, has the power to repudiate any contract entered into by FNMA or FHLMC prior to its appointment if it determines that performance of the contract is burdensome and repudiation of the contract promotes the orderly administration of FNMA’s or FHLMC’s affairs. Furthermore, FHFA has the right to transfer or sell any asset or liability of FNMA or FHLMC without any approval, assignment or consent. If FHFA were to transfer any such guarantee obligation to another party, holders of FNMA or FHLMC mortgage-backed securities would have to rely on that party for satisfaction of the guarantee obligation and would be exposed to the credit risk of that party.

Other Asset-Backed Securities
Through trusts and other special purpose entities, various types of securities based on financial assets other than mortgage loans are increasingly available, in both pass-through structures similar to mortgage pass-through securities described above and in other structures more like CMOs. As with mortgage-related securities, these asset-backed securities are often backed by a pool of financial assets representing the obligations of a number of different parties. They often include credit-enhancement features similar to mortgage-related securities.
Financial assets on which these securities are based include automobile receivables; credit card receivables; loans to finance boats, recreational vehicles, and mobile homes; computer, copier, railcar, and medical equipment leases; and trade, healthcare, and franchise receivables. In general, the obligations supporting these asset-backed securities are of shorter maturities than mortgage loans and are less likely to experience substantial prepayments. However, obligations such as credit card receivables are generally unsecured and the obligors are often entitled to protection under a number of consumer credit laws granting, among other things, rights to set off certain amounts owed on the credit cards, thus reducing the balance due. Other obligations that are secured, such as automobile receivables, may present issuers with difficulties in perfecting and executing on the security interests, particularly where the issuer allows the servicers of the receivables to retain possession of the underlying obligations, thus increasing the risk that recoveries on defaulted obligations may not be adequate to support payments on the securities.

Stripped Mortgage-backed Securities (“SMBS”)
SMBS are derivative multi-class mortgage securities. They may be issued by agencies or instrumentalities of the U.S. Government, or by private originators of, or investors in, mortgage loans. SMBS are usually structured with two classes that receive different proportions of the interest and principal distributions on a pool of mortgage assets. A common type of SMBS will have one class receiving some of the interest and most of the principal from the mortgage assets, while the other class will receive most of the interest and the remainder of the principal. In the most extreme case, one class will

Investment Technique	Description and Risks	Series-Specific Limitations

receive all of the interest (the interest-only or “IO” class), while the other class will receive all of the principal (the principal-only or “PO” class). The yield to maturity on an IO class security is extremely sensitive to the rate of principal payments (including prepayments) on the related underlying mortgage assets, and a rapid rate of principal payments may have a material adverse effect on a Series’ yield to maturity from these securities. If the underlying mortgage assets experience greater than anticipated prepayments of principal, the Series may fail to recoup fully its initial investment in these securities even if the security is in one of the highest rating categories. The market value of the PO class generally is unusually volatile in response to changes in interest rates.
Although SMBS are purchased and sold by institutional investors through several investment banking firms acting as brokers or dealers, these securities were only recently developed. As a result, established trading markets have not yet developed and, accordingly, these securities may be deemed illiquid and therefore subject to the Series’ limitations on investment in illiquid securities. (See “Illiquid and Restricted Securities” in this section of the SAI.)
Each Series may invest in other mortgage-related securities with features similar to those described above, to the extent consistent with the relevant Series' investment objectives and policies.

Options
Each Series may purchase or sell put and call options on securities, indices and other financial instruments. Options may relate to particular securities, foreign and domestic securities indices, financial instruments, volatility, credit default, foreign currencies or the yield differential between two securities. Such options may or may not be listed on a domestic or foreign securities exchange and may or may not be issued by the OCC.
A call option for a particular security gives the purchaser of the option the right to buy, and a writer the obligation to sell, the underlying security at the stated exercise price before the expiration of the option, regardless of the market price of the security. A premium is paid to the writer by the purchaser in consideration for undertaking the obligation under the option contract. A put option for a particular security gives the purchaser the right to sell and a writer the obligation to buy the security at the stated exercise price before the expiration date of the option, regardless of the market price of the security.
To the extent required to comply with SEC Release No. IC-10666, options written by a Series will be covered and will remain covered as long as the Series is obligated as a writer. A call option is “covered” if the Series owns the underlying security or its equivalent covered by the call or has an absolute and immediate right to acquire that security without additional cash consideration (or for additional cash consideration if such cash is segregated) upon conversion or exchange of other securities held in its portfolio. A call option is also covered if the Series holds on a share-for-share or equal principal amount basis a call on the same security as the call written where the exercise price of the call held is equal to or less than the exercise price of the call written or greater than the exercise price of the call written if appropriate liquid assets representing the difference are segregated by the Series. A put option is “covered” if the Series maintains appropriate liquid securities with a value equal to the exercise price, or owns on a share-for-share or equal principal amount basis a put on the same security as the put written where the exercise price of the put held is equal to or greater than the exercise price of the put written.

Each Series may invest up to an aggregate of 5% of its total assets in exchange-traded or over-the-counter call and put options on securities, securities indices and foreign currencies.
No Series may write options on more than 50% of its total assets.
Immediately after entering into an opening option position, the total value of all open option positions based on exercise price will not exceed 10% of the Strategic Allocation Series’ total assets.
The Newfleet Multi-Sector Intermediate Bond Series may only purchase a call option to terminate a previously written call option.

Investment Technique	Description and Risks	Series-Specific Limitations

A Series’ obligation to sell an instrument subject to a covered call option written by it, or to purchase an instrument subject to a secured put option written by it, may be terminated before the expiration of the option by the Series’ execution of a closing purchase transaction. This means that a Series buys an option of the same series (i.e., same underlying instrument, exercise price and expiration date) as the option previously written. Such a purchase does not result in the ownership of an option. A closing purchase transaction will ordinarily be effected to realize a profit on an outstanding option, to prevent an underlying instrument from being called, to permit the sale of the underlying instrument or to permit the writing of a new option containing different terms on such underlying instrument. The cost of such a closing purchase plus related transaction costs may be greater than the premium received upon the original option, in which event the Series will experience a loss. There is no assurance that a liquid secondary market will exist for any particular option. A Series that has written an option and is unable to effect a closing purchase transaction will not be able to sell the underlying instrument (in the case of a covered call option) or liquidate the segregated assets (in the case of a secured put option) until the option expires or the optioned instrument is delivered upon exercise. The Series will be subject to the risk of market decline or appreciation in the instrument during such period.
To the extent required to comply with SEC Release No. IC-10666, when entering into an option transaction, a Series will specifically designate on its accounting records any asset, including equity securities and non-investment-grade debt so long as the asset is liquid, unencumbered and marked to market daily equal to the market value of the security or index on which the option is written. For options transactions, the prescribed amount will generally be the market value of the underlying instrument but will not be less than the exercise price.
Options purchased are recorded as an asset and written options are recorded as liabilities to the extent of premiums paid or received. The amount of this asset or liability will be subsequently marked-to-market to reflect the current value of the option purchased or written. The current value of the traded option is the last sale price or, in the absence of a sale, the current bid price. If an option purchased by a Series expires unexercised, the Series will realize a loss equal to the premium paid. If a Series enters into a closing sale transaction on an option purchased by it, the Series will realize a gain if the premium received by the Series on the closing transaction is more than the premium paid to purchase the option, or a loss if it is less. If an option written by a Series expires on the stipulated expiration date or if a Series enters into a closing purchase transaction, it will realize a gain (or loss if the cost of a closing purchase transaction exceeds the net premium received when the option is sold), and the liability related to such option will be eliminated. If an option written by a Series is exercised, the proceeds of the sale will be increased by the net premium originally received and the Series will realize a gain or loss.
Options trading is a highly specialized activity that entails more complex and potentially greater than ordinary investment risk. Options may be more volatile than the underlying instruments and, therefore, on a percentage basis, an investment in options may be subject to greater fluctuation than an investment in the underlying instruments themselves.
There are several other risks associated with options. For example, there are significant differences among the securities, currency, volatility, credit default and options markets that could result in an imperfect correlation among these markets, causing a given

Investment Technique	Description and Risks	Series-Specific Limitations

transaction not to achieve its objectives. In addition, a liquid secondary market for particular options, whether traded over-the-counter or on an exchange, may be absent for reasons that include the following: there may be insufficient trading interest in certain options; restrictions may be imposed by an exchange on opening transactions or closing transactions or both; trading halts, suspensions or other restrictions may be imposed with respect to particular classes or series of options or underlying securities or currencies; unusual or unforeseen circumstances may interrupt normal operations on an exchange; the facilities of an exchange or the OCC may not at all times be adequate to handle current trading value; or one or more exchanges could, for economic or other reasons, decide or be compelled at some future date to discontinue the trading of options (or a particular class or series of options), in which event the secondary market on that exchange (or in that class or series of options) would cease to exist, although outstanding options that had been issued by the OCC as a result of trades on that exchange would continue to be exercisable in accordance with their terms.
The staff of the SEC currently takes the position that options not traded on registered domestic securities exchanges and the assets used to cover the amount of the Series’ obligation pursuant to such options are illiquid, and are therefore subject to each Series’ limitation on investments in illiquid securities. However, for options written with “primary dealers” in U.S. Government securities pursuant to an agreement requiring a closing transaction at the formula price, the amount considered to be illiquid may be calculated by reference to a formula price. (See “Illiquid and Restricted Securities” in this section of the SAI.)

Options on Indexes and “Yield Curve” Options
Each Series may enter into options on indexes or options on the “spread,” or yield differential, between two fixed income securities, in transactions referred to as “yield curve” options. Options on indexes and yield curve options provide the holder with the right to make or receive a cash settlement upon exercise of the option. With respect to options on indexes, the amount of the settlement will equal the difference between the closing price of the index at the time of exercise and the exercise price of the option expressed in dollars, times a specified multiple. With respect to yield curve options, the amount of the settlement will equal the difference between the yields of designated securities.
With respect to yield curve options, a call or put option is covered if a Series holds another call or put, respectively, on the spread between the same two securities and maintains in a segregated account liquid assets sufficient to cover the Series’ net liability under the two options. Therefore, the Series’ liability for such a covered option is generally limited to the difference between the amount of the Series’ liability under the option it wrote less the value of the option it holds. A Series may also cover yield curve options in such other manner as may be in accordance with the requirements of the counterparty with which the option is traded and applicable laws and regulations.
The trading of these types of options is subject to all of the risks associated with the trading of other types of options. In addition, however, yield curve options present risk of loss even if the yield of one of the underlying securities remains constant, if the spread moves in a direction or to an extent which was not anticipated.

Reset Options
In certain instances, a Series may purchase or write options on U.S. Treasury securities, which provide for periodic adjustment of the strike price and may also provide for the periodic adjustment of the premium during the term of each such option. Like other types of options, these

Investment Technique	Description and Risks	Series-Specific Limitations

transactions, which may be referred to as “reset” options or “adjustable strike” options grant the purchaser the right to purchase (in the case of a call) or sell (in the case of a put), a specified type of U.S. Treasury security at any time up to a stated expiration date (or, in certain instances, on such date). In contrast to other types of options, however, the price at which the underlying security may be purchased or sold under a “reset” option is determined at various intervals during the term of the option, and such price fluctuates from interval to interval based on changes in the market value of the underlying security. As a result, the strike price of a “reset” option, at the time of exercise, may be less advantageous than if the strike price had been fixed at the initiation of the option. In addition, the premium paid for the purchase of the option may be determined at the termination, rather than the initiation, of the option. If the premium for a reset option written by a Series is paid at termination, the Series assumes the risk that (i) the premium may be less than the premium which would otherwise have been received at the initiation of the option because of such factors as the volatility in yield of the underlying Treasury security over the term of the option and adjustments made to the strike price of the option, and (ii) the option purchaser may default on its obligation to pay the premium at the termination of the option. Conversely, where a Series purchases a reset option, it could be required to pay a higher premium than would have been the case at the initiation of the option.

Swaptions
A Series may enter into swaption contracts, which give the right, but not the obligation, to buy or sell an underlying asset or instrument at a specified strike price on or before a specified date. Over-the-counter swaptions, although providing greater flexibility, may involve greater credit risk than exchange-traded options as they are not backed by the clearing organization of the exchanges where they are traded, and as such, there is a risk that the seller will not settle as agreed. A Series’ financial liability associated with swaptions is linked to the marked-to-market value of the notional underlying investments. Purchased swaption contracts are exposed to a maximum loss equal to the price paid for the option/swaption (the premium) and no further liability. Written swaptions, however, give the right of potential exercise to a third party, and the maximum loss to the Series in the case of an uncovered swaption is unlimited.

Swap Agreements
Each Series may enter into swap agreements on, among other things, interest rates, indices, securities and currency exchange rates. A Series' subadviser may use swaps in an attempt to obtain for the Series a particular desired return at a lower cost to the Series than if the Series had invested directly in an instrument that yielded that desired return. Swap agreements are two-party contracts entered into primarily by institutional investors for periods typically ranging from a few weeks to more than one year. In a standard “swap” transaction, two parties agree to exchange the returns (or differentials in rates of return) earned or realized on particular predetermined investments or instruments. The gross returns to be exchanged or “swapped” between the parties are calculated with respect to a “notional amount,” i.e., the return on or increase in value of a particular dollar amount invested at a particular interest rate, in a particular foreign currency, or in a “basket” of securities representing a particular index. The “notional amount” of the swap agreement is only a fictive basis on which to calculate the obligations the parties to a swap agreement have agreed to exchange. A Series’ obligations (or rights) under a swap agreement will generally be equal only to the amount to be paid or received under the agreement based on the relative values of the positions held by each party to the agreement (the “net amount”). A Series’ obligations under a swap agreement will be accrued daily on the Series' accounting records (offset against any amounts owing to

Investment Technique	Description and Risks	Series-Specific Limitations

the Series) and any accrued but unpaid net amounts owed to a swap counterparty will be covered by specifically designating on the accounting records of the Series liquid assets to avoid leveraging of the Series’ portfolio.
Because swap agreements are two-party contracts and may have terms of greater than seven days, they may be considered to be illiquid and therefore subject to the Series’ limitations on investment in illiquid securities. (See “Illiquid and Restricted Securities” in this section of the SAI.) Moreover, the Series bears the risk of loss of the amount expected to be received under a swap agreement in the event of the default or bankruptcy of a swap agreement counterparty. A Series’ subadviser will cause the Series to enter into swap agreements only with counterparties that would be eligible for consideration as repurchase agreement counterparties under the Series’ repurchase agreement guidelines. (See “Repurchase Agreements” in this section of the SAI.) Certain restrictions imposed on the Series by the Code may limit the Series’ ability to use swap agreements. (See the “Dividends, Distributions and Taxes” section of this SAI.) The swaps market is a relatively new market and is largely unregulated. It is possible that developments in the swaps market, including potential government regulation, could adversely affect a Series’ ability to terminate existing swap agreements or to realize amounts to be received under such agreements.
Certain swap agreements are exempt from most provisions of the CEA and, therefore, are not regulated as futures or commodity option transactions under the CEA, pursuant to regulations of the CFTC. To qualify for this exemption, a swap agreement must be entered into by eligible participants and must meet certain conditions (each pursuant to the CEA and regulations of the CFTC). However, recent CFTC rule amendments dictate that certain swap agreements be considered commodity interests for purposes of the CEA. (See “Commodity Interests” in this section of the SAI for additional information regarding the implications of investments being considered commodity interests under the CEA.)
Recently, the SEC and the CFTC have developed rules under the Dodd-Frank Wall Street Reform and Consumer Protection Act to create a new, comprehensive regulatory framework for swap transactions. Under the new regulations, certain swap transactions will be required to be executed on a regulated trading platform and cleared through a derivatives clearing organization. Additionally, the new regulations impose other requirements on the parties entering into swap transactions, including requirements relating to posting margin, and reporting and documenting swap transactions. A Series engaging in swap transactions may incur additional expenses as a result of these new regulatory requirements. The Adviser is continuing to monitor the implementation of the new regulations and to assess their impact on the Series.

Credit Default Swap Agreements
Each Series may enter into credit default swap agreements. A credit default swap is a bilateral financial contract in which one party (the protection buyer) pays a periodic fee in return for a contingent payment by the protection seller following a credit event of a reference issuer. The protection buyer must either sell particular obligations issued by the reference issuer for its par value (or some other designated reference or strike price) when a credit event occurs or receive a cash settlement based on the difference between the market price and such reference price. A credit event is commonly defined as bankruptcy, insolvency, receivership, material adverse restructuring of debt, or failure to meet payment obligations when due. A Series may be either the buyer or seller in the transaction. If a Series is a buyer and no event of default occurs, the Series loses its investment

Investment Technique	Description and Risks	Series-Specific Limitations

and recovers nothing; however, if an event of default occurs, the Series receives full notional value for a reference obligation that may have little or no value. As a seller, a Series receives a periodic fee throughout the term of the contract, provided there is no default event; if an event of default occurs, the Series must pay the buyer the full notional value of the reference obligation. The value of the reference obligation received by the Series as a seller, coupled with the periodic payments previously received, may be less than the full notional value the Series pays to the buyer, resulting in a loss of value to the Series.
As with other swaps, when a Series enters into a credit default swap agreement, to the extent required by applicable law and regulation the Series will specifically designate on its accounting records any asset, including equity securities and non-investment-grade debt so long as the asset is liquid, unencumbered and marked to market daily, equal to the Series’ net exposure under the swap (the “Segregated Assets”). Generally, the minimum cover amount for a swap agreement is the amount owed by the Series, if any, on a daily mark-to-market basis. With respect to swap contracts that provide for the netting of payments, the net amount of the excess, if any, of the Series’ obligations over its entitlements with respect to each swap contract will be accrued on a daily basis and an amount of Segregated Assets having an aggregate market value at least equal to the accrued excess will be maintained to cover the transactions in accordance with SEC positions. With respect to swap contracts that do not provide for the netting of payments by the counterparties, the full notional amount for which the Series is obligated under the swap contract with respect to each swap contract will be accrued on a daily basis and an amount of Segregated Assets having an aggregate market value at least equal to the accrued full notional value will be maintained to cover the transactions in accordance with SEC positions. When the Series sells protection on an individual credit default swap, upon a credit event, the Series may be obligated to pay the cash equivalent value of the asset. Therefore, the cover amount will be the notional value of the underlying credit. With regard to selling protection on an index (CDX), as a practical matter, the Series would not be required to pay the full notional amount of the index; therefore, only the amount owed by the Series, if any, on a daily mark-to-market basis is required as cover.
Credit default swaps involve greater risks than if the Series had invested in the reference obligation directly. In addition to general market risks, credit default swaps are subject to illiquidity risk, counterparty risk and credit risks. A Series will enter into swap agreements only with counterparties deemed creditworthy by the Series’ subadviser.

Dividend Swap Agreements
A dividend swap agreement is a financial instrument where two parties contract to exchange a set of future cash flows at set dates in the future. One party agrees to pay the other the future dividend flow on a stock or basket of stocks in an index, in return for which the other party gives the first call options. Dividend swaps generally are traded over the counter rather than on an exchange.

Inflation Swap Agreements
Inflation swap agreements are contracts in which one party agrees to pay the cumulative percentage increase in a price index (e.g., the Consumer Price Index with respect to CPI swaps) over the term of the swap (with some lag on the inflation index), while the other pays a compounded fixed rate. Inflation swap agreements may be used by a Series to hedge the inflation risk associated with non-inflation indexed investments, thereby creating “synthetic” inflation-indexed investments. One factor that may lead to changes in the values of inflation swap agreements is a change in real interest rates, which are tied to the relationship between nominal interest rates and the rate of

Investment Technique	Description and Risks	Series-Specific Limitations
inflation. If nominal interest rates increase at a faster rate than inflation, real interest rates may rise, which may lead to a decrease in value of an inflation swap agreement.
Total Return Swap Agreements
“Total return swap” is the generic name for any non-traditional swap where one party agrees to pay the other the “total return” of a defined underlying asset, usually in return for receiving a stream of cash flows based upon an agreed rate. A total return swap may be applied to any underlying asset but is most commonly used with equity indices, single stocks, bonds and defined portfolios of loans and mortgages. A total return swap is a mechanism for the user to accept the economic benefits of asset ownership without utilizing the balance sheet. The other leg of the swap, which is often LIBOR, is spread to reflect the non-balance sheet nature of the product. Total return swaps can be designed with any underlying asset agreed between the two parties. No notional amounts are exchanged with total return swaps.

Variance and Correlation Swap Agreements
Variance swap agreements are contracts in which two parties agree to exchange cash payments based on the difference between the stated level of variance and the actual variance realized on an underlying asset or index. “Actual variance” as used here is defined as the sum of the square of the returns on the reference asset or index (which in effect is a measure of its “volatility”) over the length of the contract term. In other words, the parties to a variance swap can be said to exchange actual volatility for a contractually stated rate of volatility. Correlation swap agreements are contracts in which two parties agree to exchange cash payments based on the differences between the stated and the actual correlation realized on the underlying equity securities within a given equity index. “Correlation” as used here is defined as the weighted average of the correlations between the daily returns of each pair of securities within a given equity index. If two assets are said to be closely correlated, it means that their daily returns vary in similar proportions or along similar trajectories. A Series may enter into variance or correlation swaps in an attempt to hedge equity market risk or adjust exposure to the equity markets.

Equity Securities
The Series may invest in equity securities. Equity securities include common stocks, preferred stocks and preference stocks; securities such as bonds, warrants or rights that are convertible into stocks; and depositary receipts for those securities.
Common stockholders are the owners of the company issuing the stock and, accordingly, usually have the right to vote on various corporate governance matters such as mergers. They are not creditors of the company, but rather, in the event of liquidation of the company, would be entitled to their pro rata shares of the company’s assets after creditors (including fixed income security holders) and, if applicable, preferred stockholders are paid. Preferred stock is a class of stock having a preference over common stock as to dividends or upon liquidation. A preferred stockholder is a shareholder in the company and not a creditor of the company as is a holder of the company’s fixed income securities. Dividends paid to common and preferred stockholders are distributions of the earnings or other surplus of the company and not interest payments, which are expenses of the company. Equity securities owned by the Series may be traded in the over-the-counter market or on a securities exchange and may not be traded every day or in the volume typical of securities traded on a major U.S. national securities exchange. As a result, disposition by the Series of a portfolio security to meet redemptions by shareholders or otherwise may require the Series to sell the security at less than the reported value of the security, to sell during periods when disposition is not desirable, or to make many small sales over a

Investment Technique	Description and Risks	Series-Specific Limitations

lengthy period of time. The market value of all securities, including equity securities, is based upon the market’s perception of value and not necessarily the book value of an issuer or other objective measure of a company’s worth.
Stock values may fluctuate in response to the activities of an individual company or in response to general market and/or economic conditions. Historically, common stocks have provided greater long-term returns and have entailed greater short- term risks than other types of securities. Smaller or newer issuers may be more likely to realize more substantial growth or suffer more significant losses. Investments in these companies can be both more volatile and more speculative. Fluctuations in the value of equity securities in which a Series invests will cause the NAV of the Series to fluctuate.

Securities of Small and Mid Capitalization Companies
While small and medium-sized issuers in which a Series invests may offer greater opportunities for capital appreciation than larger market capitalization issuers, investments in such companies may involve greater risks and thus may be considered speculative. For example, smaller companies may have limited product lines, markets or financial resources, or they may be dependent on a limited management group. In addition, many small and mid-capitalization company stocks trade less frequently and in smaller volume, and may be subject to more abrupt or erratic price movements, than stocks of larger companies. The securities of small and mid-capitalization companies may also be more sensitive to market changes than the securities of larger companies. When a Series invests in small or mid-capitalization companies, these factors may result in above-average fluctuations in the NAV of the Series’ shares. Therefore, a Series investing in such securities should be considered as a long-term investment and not as a vehicle for seeking short-term profits. Similarly, an investment in a Series solely investing in such securities should not be considered a complete investment program.
Market capitalizations of companies in which the Series invest are determined at the time of purchase.

Unseasoned Companies
As a matter of operating policy, each Series may invest to a limited extent in securities of unseasoned companies and new issues. The Adviser regards a company as unseasoned when, for example, it is relatively new to, or not yet well established in, its primary line of business. Such companies generally are smaller and younger than companies whose shares are traded on the major stock exchanges. Accordingly, their shares are often traded over-the-counter and their share prices may be more volatile than those of larger, exchange-listed companies. Generally, the Series will not invest more than 5% of its total assets in securities of any one company with a record of fewer than three years’ continuous operation (including that of predecessors).

Foreign Investing
The Series may invest in a broad range of securities of foreign issuers, including equity, debt and convertible securities and foreign government securities. The Series may purchase the securities of issuers from various countries, including countries commonly referred to as “emerging markets.” The Series may also invest in domestic securities denominated in foreign currencies.
Investing in the securities of foreign companies involves special risks and considerations not typically associated with investing in U.S. companies. These include differences in accounting, auditing and financial reporting standards, generally higher commission rates on foreign portfolio transactions, the possibility of expropriation or confiscatory taxation, adverse changes in investment or exchange control regulations, political instability which could affect U.S.

Investment Technique	Description and Risks	Series-Specific Limitations

investments in foreign countries, and potential restrictions on the flow of international capital. Foreign issuers may become subject to sanctions imposed by the United States or another country, which could result in the immediate freeze of the foreign issuers’ assets or securities. The imposition of such sanctions could impair the market value of the securities of such foreign issuers and limit a Series’ ability to buy, sell, receive or deliver the securities. Additionally, dividends payable on foreign securities may be subject to foreign taxes withheld prior to distribution. Foreign securities often trade with less frequency and volume than domestic securities and therefore may exhibit greater price volatility. Changes in foreign exchange rates will affect the value of those securities which are denominated or quoted in currencies other than the U.S. dollar. Many of the foreign securities held by a Series will not be registered with, nor will the issuers thereof be subject to the reporting requirements of, the SEC. Accordingly, there may be less publicly available information about the securities and about the foreign company or government issuing them than is available about a domestic company or government entity. Moreover, individual foreign economies may differ favorably or unfavorably from the United States economy in such respects as growth of Gross National Product, rate of inflation, capital reinvestment, resource self-sufficiency and balance of payment positions. Finally, the Series may encounter difficulty in obtaining and enforcing judgments against issuers of foreign securities.
Securities of U.S. issuers denominated in foreign currencies may be less liquid and their prices more volatile than securities issued by domestic issuers and denominated in U.S. dollars. In addition, investing in securities denominated in foreign currencies often entails costs not associated with investment in U.S. dollar-denominated securities of U.S. issuers, such as the cost of converting foreign currency to U.S. dollars, higher brokerage commissions, custodial expenses and other fees. Non-U.S. dollar denominated securities may be subject to certain withholding and other taxes of the relevant jurisdiction, which may reduce the yield on the securities to the Series and which may not be recoverable by the Series or their investors.
The Trust may use an eligible foreign custodian in connection with its purchases of foreign securities and may maintain cash and cash equivalents in the care of a foreign custodian. The amount of cash or cash equivalents maintained in the care of eligible foreign custodians will be limited to an amount reasonably necessary to effect the Trust’s foreign securities transactions. The use of a foreign custodian invokes considerations which are not ordinarily associated with domestic custodians. These considerations include the possibility of expropriations, restricted access to books and records of the foreign custodian, inability to recover assets that are lost while under the control of the foreign custodian, and the impact of political, social or diplomatic developments.
Settlement procedures relating to the Series’ investments in foreign securities and to the Series’ foreign currency exchange transactions may be more complex than settlements with respect to investments in debt or equity securities of U.S. issuers, and may involve certain risks not present in the Series’ domestic investments. For example, settlement of transactions involving foreign securities or foreign currency may occur within a foreign country, and a Series may be required to accept or make delivery of the underlying securities or currency in conformity with any applicable U.S. or foreign restrictions or regulations, and may be required to pay any fees, taxes or charges associated with such delivery. Such investments may also involve the risk that an entity involved in the settlement may not meet its obligations. Settlement procedures in many foreign countries are less established than those in the United States, and some foreign country

Investment Technique	Description and Risks	Series-Specific Limitations
settlement periods can be significantly longer than those in the United States.
Depositary Receipts
Each Series permitted to hold foreign securities may also hold ADRs, ADSs, GDRs and EDRs. ADRs and ADSs typically are issued by an American bank or trust company and evidence ownership of underlying securities issued by a foreign corporation. EDRs, which are sometimes referred to as CDRs, are issued in Europe typically by foreign banks and trust companies and evidence ownership of either foreign or domestic securities. GDRs are similar to EDRs and are designed for use in several international financial markets. Generally, ADRs and ADSs in registered form are designed for use in United States securities markets and EDRs in bearer form are designed for use in European securities markets. For purposes of a Series’ investment policies, its investments in ADRs, ADSs, GDRs and EDRs will be deemed to be investments in the underlying foreign securities.
Depositary Receipts may be issued pursuant to sponsored or unsponsored programs. In sponsored programs, an issuer has made arrangements to have its securities traded in the form of Depositary Receipts. In unsponsored programs, the issuer may not be directly involved in the creation of the program. Although regulatory requirements with respect to sponsored and unsponsored programs are generally similar, in some cases it may be easier to obtain financial information from an issuer that has participated in the creation of a sponsored program. Accordingly, there may be less information available regarding issuers of securities underlying unsponsored programs and there may not be a correlation between such information and the market value of the Depositary Receipts. For purposes of the Series’ investment policies, investments in Depositary Receipts will be deemed to be investments in the underlying securities. Thus, a Depositary Receipt representing ownership of common stock will be treated as common stock.
Depositary Receipts are generally subject to the same sort of risks as direct investments in a foreign country, such as currency risk, political and economic risk, and market risk, because their values generally depend on the performance of a foreign security denominated in its home currency. (The risks of foreign investing are addressed above in this section of the SAI under the heading “Foreign Investing.”) In addition to risks associated with the underlying portfolio of securities, receipt holders also must consider credit standings of the custodians and broker/dealer sponsors. The receipts are not registered with the SEC and qualify as Rule 144A securities which may make them more difficult and costly to sell. (For information about Rule 144A securities, see “Illiquid and Restricted Securities” in this section of the SAI.)

Emerging Market Securities
The Series may invest in countries or regions with relatively low gross national product per capita compared to the world’s major economies, and in countries or regions with the potential for rapid economic growth (emerging markets). Emerging markets will include any country: (i) having an “emerging stock market” as defined by the International Finance Corporation; (ii) with low-to-middle-income economies according to the World Bank; (iii) listed in World Bank publications as developing; or (iv) determined by the adviser to be an emerging market as defined above.
Certain emerging market countries are either comparatively underdeveloped or are in the process of becoming developed and may consequently be economically dependent on a relatively few or closely interdependent industries. A high proportion of the securities of many emerging market issuers may also be held by a limited number of large investors trading significant blocks of securities. While a Series’ subadviser will strive to be sensitive to publicized

Investment Technique	Description and Risks	Series-Specific Limitations

reversals of economic conditions, political unrest and adverse changes in trading status, unanticipated political and social developments may affect the values of the Series’ investments in such countries and the availability of additional investments in such countries.
The risks of investing in foreign securities may be intensified in the case of investments in emerging markets. Securities of many issuers in emerging markets may be less liquid and more volatile than securities of comparable domestic issuers. Emerging markets also have different clearance and settlement procedures, and in certain markets there have been times when settlements have been unable to keep pace with the volume of securities transactions, making it difficult to conduct such transactions. Delays in settlement could result in temporary periods when a portion of the assets of a Series is uninvested and no return is earned thereon. The inability of a Series to make intended security purchases due to settlement problems could cause the Series to miss attractive investment opportunities. Inability to dispose of portfolio securities due to settlement problems could result either in losses to the Series due to subsequent declines in value of portfolio securities or, if a Series has entered into a contract to sell the security, in possible liability to the purchaser. Securities prices in emerging markets can be significantly more volatile than in the more developed nations of the world, reflecting the greater uncertainties of investing in less established markets and economies. In particular, countries with emerging markets may have relatively unstable governments, present the risk of nationalization of businesses, restrictions on foreign ownership, or prohibitions of repatriation of assets, and may have less protection of property rights than more developed countries.
Certain emerging markets may require governmental approval for the repatriation of investment income, capital or the proceeds of sales of securities by foreign investors. In addition, a country could impose temporary restrictions on foreign capital remittances, whether because deterioration occurs in an emerging market’s balance of payments or for other reasons. The Series could be adversely affected by delays in, or a refusal to grant, any required governmental approval for repatriation of capital, as well as by the application to the Series of any restrictions on investments.
Investments in certain foreign emerging market debt obligations may be restricted or controlled to varying degrees. These restrictions or controls may at times preclude investment in certain foreign emerging market debt obligations and increase the expenses of the Series.

Foreign Currency Transactions
When investing in securities denominated in foreign currencies, the Series will be subject to the additional risk of currency fluctuations. An adverse change in the value of a particular foreign currency as against the U.S. dollar, to the extent that such change is not offset by a gain in other foreign currencies, will result in a decrease in the Series’ assets. Any such change may also have the effect of decreasing or limiting the income available for distribution. Foreign currencies may be affected by revaluation, adverse political and economic developments, and governmental restrictions. Further, no assurance can be given that currency exchange controls will not be imposed on any particular currency at a later date.
As a result of its investments in foreign securities, a Series may receive interest or dividend payments, or the proceeds of the sale or redemption of such securities, in the foreign currencies in which such securities are denominated. In that event, the Series may convert such currencies into dollars at the then current exchange rate. Under certain circumstances, however, such as where the Series’

Investment Technique	Description and Risks	Series-Specific Limitations

subadviser believes that the applicable rate is unfavorable at the time the currencies are received or the Series’ subadviser anticipates, for any other reason, that the exchange rate will improve, the Series may hold such currencies for an indefinite period of time.
In addition, a Series may be required to receive delivery of the foreign currency underlying forward foreign currency contracts it has entered into. This could occur, for example, if an option written by the Series is exercised or the Series is unable to close out a forward contract. A Series may hold foreign currency in anticipation of purchasing foreign securities.
A Series may also elect to take delivery of the currencies’ underlying options or forward contracts if, in the judgment of the Series’ subadviser, it is in the best interest of the Series to do so. In such instances as well, the Series may convert the foreign currencies to dollars at the then current exchange rate, or may hold such currencies for an indefinite period of time.
While the holding of currencies will permit a Series to take advantage of favorable movements in the applicable exchange rate, it also exposes the Series to risk of loss if such rates move in a direction adverse to the Series’ position. Such losses could reduce any profits or increase any losses sustained by the Series from the sale or redemption of securities, and could reduce the dollar value of interest or dividend payments received. In addition, the holding of currencies could adversely affect the Series’ profit or loss on currency options or forward contracts, as well as its hedging strategies.
When a Series effects foreign currency exchange transactions on a spot (i.e., cash) basis at the spot rate prevailing in the foreign exchange market, the Series incurs expenses in converting assets from one currency to another. A Series may also effect other types of foreign currency exchange transactions, which have their own risks and costs. For information about such transactions, please see “Foreign Currency Forward Contracts, Futures and Options” under “Derivatives” in this section of the SAI.

Foreign Investment Companies
Some of the countries in which the Series may invest may not permit, or may place economic restrictions on, direct investment by outside investors. Investments in such countries may be permitted only through foreign government-approved or -authorized investment vehicles, which may include other investment companies. These funds may also invest in other investment companies that invest in foreign securities. Investing through such vehicles may involve frequent or layered fees or expenses and may also be subject to limitation under the 1940 Act. As a shareholder of another investment company, the Series would bear, along with other shareholders, its pro rata portion of the other investment company’s expenses, including advisory fees. Those expenses would be in addition to the advisory and other expenses that the Series bears directly in connection with its own operations. For additional information, see “Mutual Fund Investing” in this section of the SAI.

Privatizations
The governments of some foreign countries have been engaged in programs of selling part or all of their stakes in government owned or controlled enterprises (“privatizations”). Privatizations may offer opportunities for significant capital appreciation. In certain foreign countries, the ability of foreign entities such as the Series to participate in privatizations may be limited by local law, or the terms on which a Series may be permitted to participate may be less advantageous than those for local investors. There can be no assurance that foreign governments will continue to sell companies

Investment Technique	Description and Risks	Series-Specific Limitations
currently owned or controlled by them or that privatization programs will be successful.
Funding Agreements
Each Series may invest in funding agreements, which are insurance contracts between an investor and the issuing insurance company. For the issuer, they represent senior obligations under an insurance product. For the investor, and from a regulatory perspective, these agreements are treated as securities. These agreements, like other insurance products, are backed by claims on the general assets of the issuing entity and rank on the same priority level as other policy holder claims. Funding agreements typically are issued with a one-year final maturity and a variable interest rate, which may adjust weekly, monthly, or quarterly. Some agreements carry a seven-day put feature. A funding agreement without this feature is considered illiquid and will therefore be subject to the Series’ limitations on investments in illiquid securities. (See “Illiquid and Restricted Securities” in this section of the SAI.) Funding agreements are regulated by the state insurance board of the state where they are executed.

Guaranteed Investment Contracts
Each Series may invest in GICs issued by U.S. and Canadian insurance companies. A GIC requires the investor to make cash contributions to a deposit fund of an insurance company’s general account. The insurance company then makes payments to the investor based on negotiated, floating or fixed interest rates. A GIC is a general obligation of the issuing insurance company and not a separate account. The purchase price paid for a GIC becomes part of the general assets of the insurance company, and the contract is paid from the insurance company’s general assets. Generally, a GIC is not assignable or transferable without the permission of the issuing insurance company, and an active secondary market in GICs does not currently exist. Therefore, these investments may be deemed to be illiquid, in which case they will be subject to the Series’ limitations on investments in illiquid securities. (See “Illiquid and Restricted Securities” in this section of the SAI.)

Illiquid and Restricted Securities
Each Series may invest up to 15% of its net assets in securities that are considered illiquid. Historically, illiquid securities have included securities subject to contractual or legal restrictions on resale because they have not been registered under the 1933 Act (“restricted securities”), securities that are otherwise not readily marketable, such as over-the-counter options, and repurchase agreements not entitling the holder to payment of principal in seven days. Such securities may offer higher yields than comparable publicly traded securities, and they also may incur higher risks.
Repurchase agreements, reverse repurchase agreements and time deposits that do not provide for payment to the Series within seven days after notice or which have a term greater than seven days are deemed illiquid securities for this purpose unless such securities are variable amount master demand notes with maturities of nine months or less or unless the Series’ subadviser has determined that an adequate trading market exists for such securities or that market quotations are readily available.
The Series may purchase Rule 144A securities sold to institutional investors without registration under the 1933 Act and commercial paper issued in reliance upon the exemption in Section 4(a)(2) of the 1933 Act, for which an institutional market has developed. Institutional investors depend on an efficient institutional market in which the unregistered security can be readily resold or on the issuer’s ability to honor a demand for repayment of the unregistered security.

Investment Technique	Description and Risks	Series-Specific Limitations

Although the securities described in this section generally will be considered illiquid, a security’s contractual or legal restrictions on resale to the general public or to certain institutions may not be indicative of the liquidity of the security and therefore these securities may be determined to be liquid in accordance with guidelines established by the Board. The Trustees have delegated to each Series’ subadviser the day-to-day determination of the liquidity of such securities in the respective Series’ portfolio, although they have retained oversight and ultimate responsibility for such determinations. Although no definite quality criteria are used, the Trustees have directed the subadvisers to consider such factors as (i) the nature of the market for a security (including the institutional private resale markets); (ii) the terms of these securities or other instruments allowing for the disposition to a third party or the issuer thereof  (e.g. certain repurchase obligations and demand instruments); (iii) availability of market quotations; and (iv) other permissible factors. The Trustees monitor implementation of the guidelines on a periodic basis.
If illiquid securities exceed 15% of a Series’ net assets after the time of purchase, the Series will take steps to reduce in an orderly fashion its holdings of illiquid securities. Because illiquid securities may not be readily marketable, the relevant Series’ subadviser may not be able to dispose of them in a timely manner. As a result, the Series may be forced to hold illiquid securities while their price depreciates. Depreciation in the price of illiquid securities may cause the NAV of the Series holding them to decline. A security that is determined by a Series’ subadviser to be liquid may subsequently revert to being illiquid if not enough buyer interest exists.
Restricted securities ordinarily can be sold by the Series in secondary market transactions to certain qualified investors pursuant to rules established by the SEC, in privately negotiated transactions to a limited number of purchasers or in a public offering made pursuant to an effective registration statement under the 1933 Act. When registration is required, the Series may be obligated to pay all or part of the registration expenses and a considerable time may elapse between the decision to sell and the sale date. If, during such period, adverse market conditions were to develop, the Series might obtain a less favorable price than the price which prevailed when it decided to sell.
Restricted securities will be priced at fair value as determined in good faith by the Trustees or their delegate.

Leverage
Each Series may employ investment techniques that create leverage, either by using borrowed capital to increase the amount invested, or investing in instruments, including derivatives, where the investment loss can exceed the original amount invested. Certain investments or trading strategies that involve leverage can result in losses that greatly exceed the amount originally invested.
The SEC takes the position that transactions that have a leveraging effect on the capital structure of a mutual fund or are economically equivalent to borrowing can be viewed as constituting a form of borrowing by the fund for purposes of the 1940 Act. These transactions can include buying and selling certain derivatives (such as futures contracts); selling (or writing) put and call options; engaging in sale-buybacks; entering into firm-commitment and stand-by commitment agreements; engaging in when-issued, delayed-delivery, or forward-commitment transactions; and other similar trading practices (additional discussion about a number of these transactions can be found throughout this section of the SAI). As a result, when a Series enters into such transactions the transactions may be subject

Investment Technique	Description and Risks	Series-Specific Limitations

to the same requirements and restrictions as borrowing. (See “Borrowing” below for additional information.)
The following are some of the Series’ permitted investment techniques that are generally viewed as creating leverage for the Series.

Borrowing
A Series’ ability to borrow money is limited by its investment policies and limitations, by the 1940 Act, and by applicable exemptions, no-action letters, interpretations, and other pronouncements issued from time to time by the SEC and its staff or any other regulatory authority with jurisdiction. Under the 1940 Act, a Series is required to maintain continuous asset coverage (that is, total assets including borrowings, less liabilities exclusive of borrowings) of 300% of the amount borrowed, with an exception for borrowings not in excess of 5% of the Series’ total assets made for temporary or emergency purposes. Any borrowings for temporary purposes in excess of 5% of the Series’ total assets must maintain continuous asset coverage. If the 300% asset coverage should decline as a result of market fluctuations or for other reasons, a Series may be required to sell some of its portfolio holdings within three days (excluding Sundays and holidays) to reduce the debt and restore the 300% asset coverage, even though it may be disadvantageous from an investment standpoint to sell securities at that time.
Borrowing will tend to exaggerate the effect on net asset value of any increase or decrease in the market value of a Series’ portfolio. Money borrowed will be subject to interest costs that may or may not be recovered by earnings on the securities purchased. A Series also may be required to maintain minimum average balances in connection with a borrowing or to pay a commitment or other fee to maintain a line of credit; either of these requirements would increase the cost of borrowing over the stated interest rate.

No Series may borrow money, except (i) in amounts not to exceed one-third of the value of the Series’ total assets (including the amount borrowed) from banks, and (ii) up to an additional 5% of its total assets from banks or other lenders for temporary purposes. For purposes of this restriction, (a) investment techniques such as margin purchases, short sales, forward commitments, and roll transactions, (b) investments in instruments such as futures contracts, swaps, and options, and (c) short-term credits extended in connection with trade clearances and settlement shall not constitute borrowing.
The Rampart Enhanced Core Equity Series may not borrow money except from banks for temporary purposes.

Mortgage “Dollar-Roll” Transactions
Each Series may enter into mortgage “dollar-roll” transactions pursuant to which it sells mortgage-backed securities for delivery in the future and simultaneously contracts to repurchase substantially similar securities on a specified future date. During the roll period, the Series forgoes principal and interest paid on the mortgage-backed securities. The Series is compensated for the lost interest by the difference between the current sales price and the lower price for the future purchase (often referred to as the “drop”) as well as by the interest earned on, and gains from, the investment of the cash proceeds of the initial sale. The Series may also be compensated by receipt of a commitment fee. If the income and capital gains from the Series’ investment of the cash from the initial sale do not exceed the income, capital appreciation and gain or loss that would have been realized on the securities sold as part of the dollar roll, the use of this technique will diminish the investment performance of the Series compared with what the performance would have been without the use of the dollar roll.

Investment Technique	Description and Risks	Series-Specific Limitations

Dollar-roll transactions involve the risk that the market value of the securities the Series is required to purchase may decline below the agreed upon repurchase price of those securities. If the broker-dealer to whom the Series sells securities becomes insolvent, the Series’ right to purchase or repurchase securities may be restricted. Successful use of dollar rolls may depend upon the Series’ subadviser’s ability to correctly predict interest rates and prepayments. There is no assurance that dollar rolls can be successfully employed.

Reverse Repurchase Agreements
Reverse repurchase agreements are transactions in which the Series sells a security and simultaneously commits to repurchase that security from the buyer, such as a bank or broker-dealer, at an agreed-upon price on an agreed-upon future date. The resale price in a reverse repurchase agreement reflects a market rate of interest that is not related to the coupon rate or maturity of the sold security. For certain demand agreements, there is no agreed-upon repurchase date and interest payments are calculated daily, often based upon the prevailing overnight repurchase rate.
Generally, a reverse repurchase agreement enables the Series to recover for the term of the reverse repurchase agreement all or most of the cash invested in the portfolio securities sold and to keep the interest income associated with those portfolio securities. Such transactions are only advantageous if the interest cost to the Series of the reverse repurchase transaction is less than the cost of obtaining the cash otherwise. In addition, interest costs on the money received in a reverse repurchase agreement may exceed the return received on the investments made by the Series with those monies. Using reverse repurchase agreements to earn additional income involves the risk that the interest earned on the invested proceeds is less than the expense of the reverse repurchase agreement transaction.
Because reverse repurchase agreements are considered borrowing under the 1940 Act, while a reverse repurchase agreement is outstanding, the Series will maintain cash and appropriate liquid assets in a segregated custodial account to cover its obligation under the agreement. A Series will enter into reverse repurchase agreements only with parties that the Series' subadviser deems creditworthy, but such investments are still subject to the risks of leverage discussed above.

Money Market Instruments
Each Series may invest in money market instruments, which are high-quality short-term investments. The types of money market instruments most commonly acquired by the Series are discussed below, although each Series is also permitted to invest in other types of money market instruments to the extent consistent with the Series’ investment limitations and restrictions.

Banker’s Acceptances
A banker's acceptance is a time draft drawn on a commercial bank by a borrower usually in connection with an international commercial transaction (to finance the import, export, transfer or storage of goods). The borrower, as well as the bank, is liable for payment, and the bank unconditionally guarantees to pay the draft at its face amount on the maturity date. Most acceptances have maturities of six months or less and are traded in secondary markets prior to maturity.

Certificates of Deposit
Certificates of deposit are generally short-term, interest-bearing negotiable certificates issued by banks or savings and loan associations against funds deposited in the issuing institution. They generally may be withdrawn on demand but may be subject to early withdrawal penalties which could reduce the Series’ yield. Deposits subject to early withdrawal penalties or that mature in more than

Investment Technique	Description and Risks	Series-Specific Limitations
seven days are treated as illiquid securities if there is no readily available market for the securities.
Commercial Paper
Commercial paper refers to short-term, unsecured promissory notes issued by corporations to finance short-term credit needs. Commercial paper is usually sold on a discount basis and has a maturity at the time of issuance not exceeding nine months.

Obligations of Foreign Banks and Foreign Branches of U.S. Banks
The money market instruments in which the Series may invest include negotiable certificates of deposit, bankers’ acceptances and time deposits of foreign branches of U.S. banks, foreign banks and their non-U.S. branches (Eurodollars), U.S. branches and agencies of foreign banks (Yankee dollars), and wholly-owned banking-related subsidiaries of foreign banks. For the purposes of each Series’ investment policies with respect to money market instruments, obligations of foreign branches of U.S. banks and of foreign banks are obligations of the issuing bank and may be general obligations of the parent bank. Such obligations, however, may be limited by the terms of a specific obligation and by government regulation. As with investment in non-U.S. securities in general, investments in the obligations of foreign branches of U.S. banks and of foreign banks may subject a Series to investment risks that are different in some respects from those of investments in obligations of domestic issuers.
Although a Series typically will acquire obligations issued and supported by the credit of U.S. or foreign banks having total assets at the time of purchase of $1 billion or more, this $1 billion figure is not an investment policy or restriction of any Series. For the purposes of calculation with respect to the $1 billion figure, the assets of a bank will be deemed to include the assets of its U.S. and non-U.S. branches.
Time Deposits	Time deposits are deposits in a bank or other financial institution for a specified period of time at a fixed interest rate for which a negotiable certificate is not received.
U.S. Government Obligations
Securities issued or guaranteed as to principal and interest by the United States Government include a variety of Treasury securities, which differ only in their interest rates, maturities, and times of issuance. Treasury bills have maturities of one year or less. Treasury notes have maturities of one to ten years, and Treasury bonds generally have maturities of greater than ten years.
Agencies of the United States Government which issue or guarantee obligations include, among others, Export-Import Bank of the United States, Farmers Home Administration, Federal Housing Administration, GNMA, Maritime Administration, Small Business Administration and The Tennessee Valley Authority. Obligations of instrumentalities of the United States Government include securities issued or guaranteed by, among others, FNMA, Federal Home Loan Banks, FHLMC, Federal Intermediate Credit Banks, Banks for Cooperatives, and the U.S. Postal Service. Some of these securities are supported by the full faith and credit of the U.S. Government, others are supported by the right of the issuer to borrow from the Treasury, while still others are supported only by the credit of the instrumentality. There is no guarantee that the U.S. Government will provide financial support to its agencies or instrumentalities, now or in the future, if it is not obligated to do so by law. Accordingly, although these securities have historically involved little risk of loss of principal if held to maturity, they may involve more risk than securities backed by the full faith and credit of the U.S. Government because the Series must look principally to the agency or instrumentality issuing or guaranteeing the securities for repayment and may not be able to

Investment Technique	Description and Risks	Series-Specific Limitations
assert a claim against the United States if the agency or instrumentality does not meet its commitment.
Mutual Fund Investing
Each Series is authorized to invest in the securities of other investment companies subject to the limitations contained in the 1940 Act.
Investment companies in which the Series may invest may include ETFs. An ETF is an investment company classified as an open-end investment company or unit investment trust that is traded similarly to a publicly traded company. Most ETFs seek to achieve the same return as a particular market index. That type of ETF is similar to an index fund in that it will primarily invest in the securities of companies that are included in a selected market index. An index-based ETF will invest in all of the securities included in the index, a representative sample of the securities included in the index, or other investments expected to produce returns substantially similar to that of the index. Other types of ETFs include leveraged or inverse ETFs, which are ETFs that seek to achieve a daily return that is a multiple or an inverse multiple of the daily return of a securities index. An important characteristic of these ETFs is that they seek to achieve their stated objectives on a daily basis, and their performance over longer periods of time can differ significantly from the multiple or inverse multiple of the index performance over those longer periods of time. ETFs also include actively managed ETFs that pursue active management strategies and publish their portfolio holdings on a frequent basis.
In connection with the management of its daily cash positions, each Series may invest in securities issued by investment companies that invest in short-term debt securities (which may include municipal obligations that are exempt from Federal income taxes) and that seek to maintain a $1.00 NAV per share.
In certain countries, investments by the Series may only be made through investments in other investment companies that, in turn, are authorized to invest in the securities that are issued in such countries. (See “Foreign Investment Companies” under “Foreign Investing” in this section of the SAI.)
Under the 1940 Act, a Series generally may not own more than 3% of the outstanding voting stock of an investment company, invest more than 5% of its total assets in any one investment company, or invest more than 10% of its total assets in the securities of investment companies. In some instances, a Series may invest in an investment company in excess of these limits; for instance, with respect to investments in money market funds or investments made pursuant to exemptive rules adopted and/or orders granted by the SEC. The SEC has adopted exemptive rules to permit funds of funds to exceed these limits when complying with certain conditions, which differ depending upon whether the funds in which a fund of funds invests are affiliated or unaffiliated with the fund of funds. Many ETFs have obtained exemptive relief from the SEC to permit unaffiliated funds to invest in the ETF’s shares beyond the statutory limitations discussed above, subject to certain conditions. The Series may rely on these exemptive rules and/or orders to invest in afilliated or unaffiliated mutual funds and/or unaffiliated ETFs. In addition to this, the Trust has obtained exemptive relief permitting the Series to exceed the limitations with respect to investments in affiliated and unaffiliated funds that are not themselves funds of funds, subject to certain conditions.
The risks associated with investing in other investment companies generally reflect the risks of owning shares of the underlying securities in which those investment companies invest, although lack of liquidity in an investment company could result in its value being more volatile than the underlying portfolio of securities. For purposes of complying

Investment Technique	Description and Risks	Series-Specific Limitations

with investment policies requiring a Series to invest a percentage of its assets in a certain type of investments (e.g., stocks of small capitalization companies), the Series generally will look through an investment company in which it invests, to categorize the investment company in accordance with the types of investments the investment company holds.
Certain investment companies in which the Series may invest may be considered commodity pools under the CEA and applicable CFTC regulations. If a Series invests in such an investment company, the Series will be required to treat some or all of its holding of the investment company’s shares as a commodity interest for the purposes of determining whether the Series is qualified to claim exclusion or exemption from regulation by the CFTC. (See “Commodity Interests” in this section of the SAI for additional information regarding the implications to the Series of investing in commodity interests.)
Investors in each Series should recognize that when a Series invests in another investment company, the Series will bear its pro rata portion of the other investment company’s expenses, including advisory fees, in addition to the expenses the Series bears directly in connection with its own operations.

Real Estate Investment Trusts (REITs)
Each Series may invest in REITs. REITs pool investors’ funds for investment primarily in income producing commercial real estate or real estate related loans. A REIT is not taxed on income distributed to shareholders if it complies with several requirements relating to its organization, ownership, assets, and income and a requirement that it distribute to its shareholders at least 90% of its taxable income (other than net capital gains) for each taxable year.
REITs can generally be classified as follows:
•
Equity REITs, which invest the majority of their assets directly in real property and derive their income primarily from rents. Equity REITs can also realize capital gains by selling properties that have appreciated in value.
•
Mortgage REITs, which invest the majority of their assets in real estate mortgages and derive their income primarily from interest payments.
•
Hybrid REITs, which combine the characteristics of both equity REITs and mortgage REITs.
REITs are structured similarly to closed-end investment companies in that they are essentially holding companies. An investor should realize that by investing in REITs indirectly through the Series, he will bear not only his proportionate share of the expenses of the Series, but also, indirectly, similar expenses of the underlying REITs. (See “Mutual Fund Investing” in this section of the SAI.)
Selecting REITs requires an evaluation of the merits of each type of asset a particular REIT owns, as well as regional and local economics. Due to the proliferation of REITs in recent years and the relative lack of sophistication of certain REIT managers, the quality of REIT assets has varied significantly. The risks associated with REITs are similar to those associated with the direct ownership of real estate. These include declines in the value of real estate, risks related to general and local economic conditions, dependence on management skill, cash flow dependence, possible lack of availability of long-term mortgage funds, over-building, extended vacancies of properties, decreased occupancy rates and increased competition, increases in property taxes and operating expenses, changes in neighborhood values and the appeal of the properties to tenants and changes in interest rates.

Investment Technique	Description and Risks	Series-Specific Limitations

Equity REITs may be affected by changes in the value of the underlying properties they own, while mortgage REITs may be affected by the quality of any credit extended. Further, equity and mortgage REITs are dependent upon management skills and generally are not diversified. Equity and mortgage REITs are also subject to potential defaults by borrowers, self-liquidation, and the possibility of failing to qualify for tax-free status of income under the Code and failing to maintain exemption from the 1940 Act. In the event of a default by a borrower or lessee, the REIT may experience delays in enforcing its rights as a mortgagee or lessor and may incur substantial costs associated with protecting its investments. In addition, investment in REITs could cause the Series to possibly fail to qualify as a regulated investment company. (See the “Dividends, Distributions and Taxes” section of the SAI.)

Repurchase Agreements
Each Series may enter into repurchase agreements by which the Series purchases portfolio securities subject to the seller’s agreement to repurchase them at a mutually agreed-upon time and price. The repurchase price may be higher than the purchase price, the difference being income to the Series, or the purchase and repurchase price may be the same, with interest payable to the Series at a stated rate together with the repurchase price on repurchase. In either case, the income to the Series is unrelated to the interest rate on the security.
A repurchase agreement must be collateralized by obligations that could otherwise be purchased by the Series (except with respect to maturity), and these must be maintained by the seller in a segregated account for the Series. The value of such collateral will be monitored throughout the term of the repurchase agreement in an attempt to ensure that the market value of the collateral always equals or exceeds the repurchase price (including accrued interest). If the value of the collateral dips below such repurchase price, additional collateral will be requested and, when received, added to the account to maintain full collateralization.
Repurchase agreements will be entered into with commercial banks, brokers and dealers considered by the relevant Series’ subadviser to be creditworthy. However, the use of repurchase agreements involves certain risks such as default by, or insolvency of, the other party to the transaction. The Series also might incur disposition costs in connection with liquidating the underlying securities or enforcing its rights.
Typically, repurchase agreements are in effect for one week or less, but they may be in effect for longer periods of time.
Repurchase agreements of more than seven days’ duration are subject to each Series’ limitation on investments in illiquid securities, which means that no more than 15% of the market value of a Series’ total assets may be invested in repurchase agreements with a maturity of more than seven days and in other illiquid securities.
Securities Lending
Subject to certain investment restrictions, each Series may, subject to the Trustees’ and Trust Treasurer’s approval, lend securities from its portfolio to brokers, dealers and financial institutions deemed creditworthy and receive, as collateral, cash or cash equivalents which at all times while the loan is outstanding will be maintained in amounts equal to at least 100% of the current market value of the loaned securities. Any cash collateral will be invested in short-term securities that will increase the current income of the Series lending its securities. A Series will have the right to regain record ownership of loaned securities to exercise beneficial rights such as voting rights and subscription rights. While a securities loan is outstanding, the Series is to receive an amount equal to any dividends, interest or other distributions with respect to the loaned securities. A Series may pay reasonable fees to persons unaffiliated with the Trust for services in arranging such loans.

Investment Technique	Description and Risks	Series-Specific Limitations

Even though securities lending usually does not impose market risks on the lending Series, as with any extension of credit, there are risks of delay in recovery of the loaned securities and in some cases loss of rights in the collateral should the borrower of the securities fail financially. In addition, the value of the collateral taken as security for the securities loaned may decline in value or may be difficult to convert to cash in the event that a Series must rely on the collateral to recover the value of the securities. Moreover, if the borrower of the securities is insolvent, under current bankruptcy law, the Series could be ordered by a court not to liquidate the collateral for an indeterminate period of time. If the borrower is the subject of insolvency proceedings and the collateral held might not be liquidated, the result could be a material adverse impact on the liquidity of the lending Series.
No Series will lend securities having a value in excess of 33 1/3% of its assets, including collateral received for loaned securities (valued at the time of any loan).

Short Sales
Each Series may sell securities short as part of its overall portfolio management strategies involving the use of derivative instruments and to offset potential declines in long positions in similar securities. A short sale is a transaction in which a Series sells a security it does not own or have the right to acquire, or that it owns but does not wish to deliver, in anticipation that the market price of that security will decline. A short sale is “against the box” to the extent the Series contemporaneously owns, or has the right to obtain at no added cost, securities identical to those sold short. All other short sales are commonly referred to as “naked” short sales.
When a Series makes a short sale, the broker-dealer through which the short sale is made must borrow the security sold short and deliver it to the party purchasing the security. The Series is required to make a margin deposit in connection with such short sales; the Series may have to pay a fee to borrow particular securities and will often be obligated to pay over any dividends and accrued interest on borrowed securities. If the price of the security sold short increases between the time of the short sale and the time the Series covers its short position, the Series will incur a loss; conversely, if the price declines, the Series will realize a capital gain. Any gain will be decreased, and any loss increased, by the transaction costs described above. The successful use of short selling may be adversely affected by imperfect correlation between movements in the price of the security sold short and the securities being hedged.
If a Series sells securities short against the box, it may protect unrealized gains, but will lose the opportunity to profit on such securities if the price rises. If a Series engages in naked short sales, the Series’ risk of loss could be as much as the maximum attainable price of the security (which could be limitless) less the price paid by the Series for the security at the time it was borrowed.
When a Series sells securities short, to the extent required by applicable law and regulation the Series will “cover” the short sale, which generally means that the Series will segregate any asset, including equity securities and non-investment-grade debt so long as the asset is liquid, unencumbered and marked to market daily, equal to the market value of the securities sold short, reduced by any amount deposited as margin. Alternatively, the Series may “cover” a short sale by (a) owning the underlying securities, (b) owning securities currently convertible into the underlying securities at an exercise price equal to or less than the current market price of the underlying securities, or (c) owning a purchased call option on the

Investment Technique	Description and Risks	Series-Specific Limitations
underlying securities with an exercise price equal to or less than the price at which the underlying securities were sold short.
Special Situations
Each Series may invest in special situations that the Series’ subadviser believes present opportunities for capital growth. Such situations most typically include corporate restructurings, mergers, and tender offers.
A special situation arises when, in the opinion of the Series’ subadviser, the securities of a particular company will, within a reasonably estimable period of time, be accorded market recognition at an appreciated value solely by reason of a development particularly or uniquely applicable to that company and regardless of general business conditions or movements of the market as a whole. Developments creating special situations might include, among others, the following: liquidations, reorganizations, recapitalizations, mergers, or tender offers; material litigation or resolution thereof; technological breakthroughs; and new management or management policies. Although large and well-known companies may be involved, special situations often involve much greater risk than is inherent in ordinary investment securities.

Temporary Investments
When business or financial conditions warrant, each Series may assume a temporary defensive position by investing in money-market instruments, including obligations of the U.S. Government and its agencies and instrumentalities, obligations of foreign sovereigns, other debt securities, commercial paper including bank obligations, certificates of deposit (including Eurodollar certificates of deposit) and repurchase agreements. (See “Money Market Instruments” in this section of the SAI for more information about these types of investments.)
For temporary defensive purposes, during periods in which a Series’ subadviser believes adverse changes in economic, financial or political conditions make it advisable, the Series may reduce its holdings in equity and other securities and may invest up to 100% of its assets in certain short-term (less than twelve months to maturity) and medium-term (not greater than five years to maturity) debt securities and in cash (U.S. dollars, foreign currencies, or multicurrency units). The short-term and medium-term debt securities in which a Series may invest for temporary defensive purposes will be those that the Series’ subadviser believes to be of high quality (i.e., subject to relatively low risk of loss of interest or principal). If rated, these securities will be rated in one of the three highest rating categories by rating services such as Moody’s or S&P (i.e., rated at least A).

Warrants or Rights to Purchase Securities
Each Series may invest in or acquire warrants or rights to purchase equity or fixed income securities at a specified price during a specific period of time. A Series will make such investments only if the underlying securities are deemed appropriate by the Series’ subadviser for inclusion in the Series’ portfolio. Included are warrants and rights whose underlying securities are not traded on principal domestic or foreign exchanges. Warrants and stock rights are almost identical to call options in their nature, use and effect except that they are issued by the issuer of the underlying security, rather than an option writer, and they generally have longer expiration dates than call options. (See “Options” in this section of the SAI for information about call options.)
Bonds with warrants attached to purchase equity securities have many characteristics of convertible bonds and their prices may, to some degree, reflect the performance of the underlying stock. However, unlike convertible securities and preferred stocks, warrants
Each of the Duff & Phelps International Series and the Rampart Enhanced Core Equity Series may invest up to 5% of its net assets in warrants and stock rights, but no more than 2% of its net assets in warrants and stock rights not listed on the NYSE.

Investment Technique	Description and Risks	Series-Specific Limitations

do not pay a fixed dividend. Bonds also may be issued with warrants attached to purchase additional fixed income securities at the same coupon rate. A decline in interest rates would permit a Series holding such warrants to buy additional bonds at the favorable rate or to sell the warrants at a profit. If interest rates rise, the warrants would generally expire with no value.
A Series may purchase put warrants and call warrants whose values vary depending on the change in the value of one or more specified securities indices (“index warrants”). Index warrants are generally issued by banks or other financial institutions and give the holder the right, at any time during the term of the warrant, to receive upon exercise of the warrant a cash payment from the issuer based on the value of the underlying index at the time of exercise. In general, if the value of the underlying index rises above the exercise price of the index warrant, the holder of a call warrant will be entitled to receive a cash payment from the issuer upon exercise based on the difference between the value of the index and the exercise price of the warrant; if the value of the underlying index falls, the holder of a put warrant will be entitled to receive a cash payment from the issuer upon exercise based on the difference between the exercise price of the warrant and the value of the index. The holder of a warrant would not be entitled to any payments from the issuer at any time when, in the case of a call warrant, the exercise price is greater than the value of the underlying index or, in the case of a put warrant, the exercise price is less than the value of the underlying index. If a Series were not to exercise an index warrant prior to its expiration, then the Series would lose the amount of the purchase price paid by it for the warrant.
A Series will normally use index warrants in a manner similar to its use of options on securities indices. The risks of the Series’ use of index warrants are generally similar to those relating to its use of index options. (See “Options” in this section of the SAI for information about index options.) Unlike most index options, however, index warrants are issued in limited amounts and are not obligations of a regulated clearing agency, but are backed only by the credit of the bank or other institution which issues the warrant. Also, index warrants generally have longer terms than index options. Although a Series will normally invest only in exchange-listed warrants, index warrants are not likely to be as liquid as certain index options backed by a recognized clearing agency. In addition, the terms of index warrants may limit a Series’ ability to exercise the warrants at such time, or in such quantities, as the Series would otherwise wish to do.

When-Issued and Delayed Delivery Transactions
Each Series may purchase securities on a when-issued or forward commitment basis. These transactions are also known as delayed delivery transactions. (The phrase “delayed delivery” is not intended to include purchases where a delay in delivery involves only a brief period required by the selling party solely to locate appropriate certificates and prepare them for submission for clearance and settlement in the customary way.) Delayed delivery transactions involve a commitment by the Series to purchase or sell securities at a future date (ordinarily up to 90 days later). The price of the underlying securities (usually expressed in terms of yield) and the date when the securities will be delivered and paid for (the settlement date) are fixed at the time the transaction is negotiated. When-issued purchases and forward commitments are negotiated directly with the selling party.
When-issued purchases and forward commitments enable the Series to lock in what is believed to be an attractive price or yield on a particular security for a period of time, regardless of future changes in interest rates. For example, in periods of rising interest rates and falling bond prices, the Series might sell debt securities it owns on a forward commitment basis to limit its exposure to falling prices. In

Investment Technique	Description and Risks	Series-Specific Limitations

periods of falling interest rates and rising prices, the Series might sell securities it owns and purchase the same or similar securities on a when-issued or forward commitment basis, thereby obtaining the benefit of currently higher yields. The Series will not enter into such transactions for the purpose of leverage.
The value of securities purchased on a when-issued or forward commitment basis and any subsequent fluctuations in their value will be reflected in the Series’ NAV starting on the first business day after the date of the agreement to purchase the securities. The Series will be subject to the rights and risks of ownership of the securities on the agreement date. However, the Series will not earn interest on securities it has committed to purchase until they are paid for and received. A seller’s failure to deliver securities to the Series could prevent the Series from realizing a price or yield considered to be advantageous and could cause the Series to incur expenses associated with unwinding the transaction.
When a Series makes a forward commitment to sell securities it owns, the proceeds to be received upon settlement will be included in the Series’ assets. Fluctuations in the market value of the underlying securities will not be reflected in the Series’ NAV as long as the commitment to sell remains in effect. Settlement of when-issued purchases and forward commitment transactions generally takes place up to 90 days after the date of the transaction, but the Series may agree to a longer settlement period.
The Series will make commitments to purchase securities on a when-issued basis or to purchase or sell securities on a forward commitment basis only with the intention of completing the transaction and actually purchasing or selling the securities. If deemed advisable as a matter of investment strategy, however, a Series may dispose of or renegotiate a commitment after it is entered into. A Series also may sell securities it has committed to purchase before those securities are delivered to the Series on the settlement date. The Series may realize a capital gain or loss in connection with these transactions.
When a Series purchases securities on a when-issued or forward-commitment basis, the Series will specifically designate on its accounting records securities having a value (determined daily) at least equal to the amount of the Series’ purchase commitments. These procedures are designed to ensure that each Series will maintain sufficient assets at all times to cover its obligations under when-issued purchases and forward commitments.

INVESTMENT LIMITATIONS
Fundamental Investment Limitations
The Trust’s fundamental policies as they affect any Series cannot be changed without the approval of a vote of a majority of the outstanding shares of such Series, which is the lesser of  (i) 67% or more of the voting securities of such Series present at a meeting if the holders of more than 50% of the outstanding voting securities of such Series are present or represented by proxy or (ii) more than 50% of the outstanding voting securities of such Series. A proposed change in fundamental policy or investment objective will be deemed to have been effectively acted upon by any Series if a majority of the outstanding voting securities of that Series votes for the approval of the proposal as provided above, notwithstanding (1) that such matter has not been approved by a majority of the outstanding securities of any other Series affected by such matter and (2) that such matter has not been approved by a majority of the outstanding voting securities of the Trust.
(1)
A Series may not, with respect to 75% of its total assets, purchase securities of an issuer (other than the U.S. Government, its agencies, instrumentalities or authorities or repurchase agreements collateralized by U.S. Government securities and other investment companies), if: (a) such purchase would, at the time, cause more than 5% of the Series’ total assets, taken at market value, to be invested in the securities of such issuer; or (b) such purchase would, at the time, result in more than 10% of the outstanding voting securities of such issuer being held by the Series. This restriction does not apply to the Duff  & Phelps Real Estate Securities Series.

(2)
A Series may not purchase securities in a given industry if, after giving effect to the purchase, more than 25% of its total assets would be invested in the securities of one or more issuers conducting business activities in the same industry (excluding the U.S. Government or its agencies or instrumentalities). This restriction does not apply to the Real Estate Securities Series. In addition, the Strategic Allocation Series may invest more than 25% of its assets in the banking industry. This prohibition shall not apply to the purchase of investment company shares by the Equity Trend Series.

(3)
A Series may not issue senior securities in contravention of the 1940 Act. Activities permitted by SEC exemptive orders or staff interpretations shall not be deemed prohibited by this restriction.

(4)
A Series may not borrow money, except (i) in amounts not to exceed one third of the value of the Series’ total assets (including the amount borrowed) from banks, and (ii) up to an additional 5% of its total assets from banks or other lenders for temporary purposes. For purposes of this restriction, (a) investment techniques such as margin purchases, short sales, forward commitments, and roll transactions, (b) investments in instruments such as futures contracts, swaps, and options, and (c) short-term credits extended in connection with trade clearances and settlement shall not constitute borrowing.

(5)
A Series may not underwrite the securities issued by other persons, except to the extent that, in connection with the disposition of portfolio securities, a Series may be deemed to be an underwriter under the applicable law.

(6)
A Series may not purchase or sell real estate, except that a Series may (i) acquire or lease office space for its own use, (ii) invest in securities of issuers that invest in real estate or interests therein, (iii) invest in mortgage-related securities and other securities that are secured by real estate or interests therein, or (iv) hold and sell real estate acquired by the Series as a result of the ownership of securities.

(7)
A Series may not lend securities or make any other loans if, as a result, more than 33 1/3% of its total assets would be lent to other parties, except that a Series may purchase debt securities, may enter into repurchase agreements, may lend portfolio securities and may acquire loans, loan participations and assignments (both funded and unfunded) and other forms of debt instruments.

(8)
A Series may not purchase or sell commodities or commodity contracts, except a Series may purchase and sell derivatives (including, but not limited to, options, futures contracts and options on futures contracts) whose value is tied to the value of a financial index or a financial instrument or other asset (including, but not limited to, securities indices, interest rates, securities, currencies and physical commodities).

Non-Fundamental Investment Limitations
Additional investment limitations adopted by each Series, which may be changed without shareholder approval, are as follows:
Duff & Phelps International Series
The Series may invest up to 5% of its net assets in warrants and stock rights, but no more than 2% of its net assets in warrants and stock rights not listed on the NYSE. (See “Warrants or Rights to Purchase Securities” in the “More Information About Series Investment Strategies and Related Risks” section of this SAI.)
The Series also may hedge its foreign currency exchange rate risk by engaging in currency financial futures and options transactions. (See “Foreign Currency Forward Contracts, Futures and Options” under “Derivatives” and “Foreign Currency Transactions” under “Foreign Investing” in the “More Information About Series Investment Strategies and Related Risks” section of this SAI.)
The Series may invest in nonconvertible fixed income securities of non-U.S. issuers when the Series’ subadviser believes that such securities are appropriate for the achievement of the Series’ investment objective. The nonconvertible fixed income securities may consist of: corporate notes, bonds, debentures and other securities (such as Euro-currency instruments) of non-U.S. issuers that are rated within the three highest rating categories of rating services or, if unrated, are deemed by the adviser to be of comparable credit quality; and securities issued by foreign governments and supranational agencies (such as the World Bank). (See “Debt Investing” in the “More Information About Series Investment Strategies and Related Risks” section of this SAI.)

Duff & Phelps Real Estate Securities Series
The Series will not invest in real estate directly, but only in securities issued by real estate companies. (See “Real Estate Investment Trusts (REITs)” in the “More Information About Series Investment Strategies and Related Risks” section of this SAI.) However, the portfolio may be subject to risks similar to those associated with the direct ownership of real estate because of its policy of concentrating in the securities of companies in the real estate industry. These include declines in the value of real estate, risks related to general and local economic conditions, dependence on management skill, cash flow dependence, possible lack of availability of long-term mortgage trusts, overbuilding, extended vacancies of properties, decreased occupancy rates and increased competition, increases in property taxes and operating expenses, changes in neighborhood values and the appeal of the properties to tenants and changes in interest rates.
The Series may invest in debt securities rated BBB or better by Standard & Poor’s or Baa or better by Moody’s or, if not rated, judged to be of comparable quality as determined by the Series’ subadviser. (See “Ratings” under “Debt Investing” in the “More Information About Series Investment Strategies and Related Risks” section of this SAI.) In choosing debt securities for purchase by the Series, the Series’ subadviser will employ the same analytical and valuation techniques utilized in managing the equity portion of the Series holdings and will invest in debt securities only of companies that satisfy the Series’ subadviser’s investment criteria.

Newfleet Multi-Sector Intermediate Bond Series
The Series may only purchase a call option to terminate a previously written call option. (See “Options” under “Derivative Investments” in the “More Information About Series Investment Strategies and Related Risks” section of this SAI.)

Rampart Enhanced Core Equity Series
The Series may invest up to 5% of its net assets in warrants and stock rights, but no more than 2% of its net assets in warrants and stock rights not listed on the NYSE. (See “Warrants or Rights to Purchase Securities” in the “More Information About Series Investment Strategies and Related Risks” section of this SAI.)

Strategic Allocation Series
Immediately after entering into an opening option position, the total value of all open option positions based on exercise price will not exceed 10% of the Series’ total assets. (See “Options” under “Derivative Investments” in the “More Information About Series Investment Strategies and Related Risks” section of this SAI.)
In addition to the traditional investment techniques for purchasing and selling and engaging in trading, the Series may enter into financial futures and options contracts. (See “Futures Contracts and Options on Futures Contracts” and “Options” under “Derivative Investments” in the “More Information About Series Investment Strategies and Related Risks” section of this SAI.)

Application of Investment Limitations
Except as otherwise noted, if any percentage restriction described above for a Series is adhered to at the time of investment, a subsequent increase or decrease in the percentage resulting from a change in the value of the Series’ assets will not constitute a violation of the restriction. The investment restrictions listed above are not intended to prevent any Series from investing all of its assets in other registered investment companies except as provided by the 1940 Act and the rules promulgated thereunder.
MANAGEMENT OF THE TRUST
Trustees and Officers
The Board is responsible for the overall supervision of the Trust and performs the various duties imposed on Trustees by the 1940 Act and Delaware statutory trust law. The Board is responsible for the overall supervision of the Series, including establishing the Series’ policies, general supervision and review of their investment activities. The officers, who administer the Series’ daily operations, are appointed by the Board and generally are employees of the Adviser or one of its affiliates. The current Trustees and officers of the Trust performing a policy-making function and their affiliations and principal occupations for the past five years are set forth below. The Trust has no employees.
Unless otherwise noted, the address of each individual is 100 Pearl Street, Hartford, CT 06103. There is no stated term of office for Trustees or officers of the Trust.

Independent Trustees*
Name and Year of Birth	Length of Time Served	Number of Portfolios in Fund Complex Overseen by Trustee	Principal Occupation(s) During Past 5 Years	Other Directorships Held by Trustee During Past 5 Years
Thomas J. Brown YOB: 1945	Served since 2011.	63	Retired.	Trustee (since 2016), Virtus Mutual Fund Complex (50 portfolios) and Virtus Alternative Solutions Trust (4 portfolios); Trustee (since 2011), Virtus Variable Insurance Trust (9 portfolios); Director (since 2010), D’Youville Senior Care Center; and Director (since 2005), VALIC Company Funds (49 portfolios).
Burke, Donald C. YOB: 1961	Served since 2016.	67	Retired.	Trustee (since 2016), Virtus Mutual Fund Complex (50 portfolios), Virtus Variable Insurance Trust (9 portfolios) and Virtus Alternative Solutions Trust (4 portfolios); Director (since 2014) closed-end funds managed by Duff & Phelps Investment Management Co. (4 funds); Director, Avista Corp. (energy company) (since 2011); Trustee, Goldman Sachs Fund Complex (2010 to 2014); and Director, BlackRock Luxembourg and Cayman Funds (2006 to 2010).
Roger A. Gelfenbien YOB: 1943	Served since 2000.	63	Retired.	Trustee (since 2016), Virtus Mutual Fund Complex (50 portfolios) and Virtus Alternative Solutions Trust (4 portfolios); Trustee (since 2000), Virtus Variable Insurance Trust (9 portfolios); and Director (since 1999), USAllianz Variable Insurance Product Trust (42 portfolios).
John R. Mallin YOB: 1950	Served since 1999.	63	Partner/Attorney (since 2003), McCarter & English LLP Real Property Practice Group; and Member (since 2014), Counselors of Real Estate.	Trustee (since 2016), Virtus Mutual Fund Complex (50 portfolios) and Virtus Alternative Solutions Trust (4 portfolios); Director (since 2013), Horizons, Inc. (non-profit); and Trustee (since 1999), Virtus Variable Insurance Trust (9 portfolios).

Name and Year of Birth	Length of Time Served	Number of Portfolios in Fund Complex Overseen by Trustee	Principal Occupation(s) During Past 5 Years	Other Directorships Held by Trustee During Past 5 Years
Hassell H. McClellan YOB: 1945	Served since 2008.	63	Professor, (1984 to 2013), Wallace E. Carrol School of Management, Boston College.	Trustee (since 2016), Virtus Alternative Solutions Trust (4 portfolios); Trustee (since 2015), Virtus Mutual Fund Complex (50 portfolios); Director (since 2010), Barnes Group, Inc. (diversified global components manufacturer and logistical services company); Trustee (since 2008), Virtus Variable Insurance Trust (9 portfolios); and Trustee, John Hancock Fund Complex (since 2000) (collectively, 228 portfolios).
Philip R. McLoughlin YOB: 1946	Served since 2003.	71	Retired.	Director and Chairman (since 2016), Virtus Total Return Fund Inc. and Virtus Global Dividend & Income Fund Inc.; Trustee and Chairman (since 2013), Virtus Alternative Solutions Trust (4 portfolios); Trustee/Director and Chairman (since 2014), Duff & Phelps Select Energy MLP Fund Inc.; Trustee and Chairman (since 2011), Virtus Global Multi-Sector Income Fund; Chairman and Trustee (since 2003), Virtus Variable Insurance Trust (9 portfolios); Director (since 1995), closed-end funds managed by Duff & Phelps Investment Management Co. (4 funds); Director (since 1991) and Chairman (since 2010), Lazard World Trust Fund (closed-end investment firm in Luxembourg); and Trustee (since 1989) and Chairman (since 2002), Virtus Mutual Fund Complex (50 portfolios).
Geraldine M. McNamara YOB: 1951	Served since 2015.	67	Retired.	Trustee (since 2016) Virtus Alternative Solutions Trust (4 portfolios); Trustee (since 2015), Virtus Variable Insurance Trust (9 portfolios); Director (since 2003), closed-end funds managed by Duff & Phelps Investment Management Co. (4 funds); and Trustee (since 2001), Virtus Mutual Fund Complex (50 portfolios).

Name and Year of Birth	Length of Time Served	Number of Portfolios in Fund Complex Overseen by Trustee	Principal Occupation(s) During Past 5 Years	Other Directorships Held by Trustee During Past 5 Years
Oates, James M. YOB: 1946	Served since 2016.	67	Managing Director (since 1994), Wydown Group (consulting firm).	Director (since 2016), Virtus Global Dividend & Income Fund Inc. and Virtus Total Return Fund Inc.; Trustee (since 2016) Virtus Variable Insurance Trust (9 portfolios); Director (since 2014), Duff & Phelps Select Energy MLP Fund Inc.; Trustee (since 2013), Virtus Alternative Solutions Trust (4 portfolios); Trustee (since 2011), Virtus Global Multi-Sector Income Fund; Chairman and Trustee (since 2005), John Hancock Fund Complex (228 portfolios); Director (2002 to 2014), New Hampshire Trust Company; Chairman (2000 to 2016), Emerson Investment Management, Inc.; Non-Executive Chairman (2000 to 2014), Hudson Castle Group, Inc. (formerly IBEX Capital Markets, Inc.) (financial services)); Chairman and Director (1999 to 2014), Connecticut River Bank; Director (since 1996), Stifel Financial; and Trustee (since 1987), Virtus Mutual Fund Complex (50 portfolios).
Segerson, Richard E. YOB: 1946	Served since 2016.	63	Retired.	Managing Director (1998 to 2013), Northway Management Company. Trustee (since 2016) Virtus Alternative Solutions Trust (4 portfolios) and Virtus Variable Insurance Trust (9 portfolios); and Trustee (since 1983), Virtus Mutual Fund Complex (50 portfolios).
Verdonck, Ferdinand L.J. YOB: 1942	Served since 2016.	63	Director (1998 to 2015), The J.P. Morgan Continental European Investment Trust; Director (2005 to 2013), Galapagos N.V. (biotechnology); Director (1998 to 2015) Groupe SNEF; Vice Chairman (since 2014), Affirmed Therapeutics (biotechnology); and Mr. Verdonck is also a director of several non-U.S. companies.	Trustee (since 2016) Virtus Variable Insurance Trust (9 portfolios) and Virtus Alternative Solutions Trust (4 portfolios); and Trustee (since 2002), Virtus Mutual Fund Complex (50 portfolios).
* Those Trustees listed as “Independent Trustees” are not “interested persons” of the Trust, as that term is defined in the 1940 Act.

Interested Trustee
Name and Year of Birth	Length of Time Served	Number of Portfolios in Fund Complex Overseen by Trustee	Principal Occupation(s) During Past 5 Years	Other Directorships Held by Trustee During Past 5 Years
George R. Aylward** YOB: 1964	President since 2010; Trustee since 2012.	68	Director, President and Chief Executive Officer (since 2008), Virtus Investment Partners, Inc. and/or certain of its subsidiaries; and various senior officer positions with Virtus affiliates (since 2005).	Chairman and Trustee (since 2015), Virtus ETF Trust II (1 fund); Trustee and President (since 2013), Virtus Alternative Solutions Trust (4 portfolios); Director (since 2013), Virtus Global Funds, PLC (2 portfolios); Trustee (since 2012) and President (since 2010), Virtus Variable Insurance Trust (9 portfolios); Director, President and Chief Executive Officer (since 2014), Duff & Phelps Select Energy MLP Fund Inc.; Trustee, President and Chief Executive Officer (since 2011), Virtus Global Multi-Sector Income Fund; Trustee (since 2006), Virtus Mutual Funds (50 portfolios); and Director, President and Chief Executive Officer (since 2006), Virtus Global Dividend & Income Fund Inc. and Virtus Total Return Fund Inc.
**
Mr. Aylward is an “interested person” as defined in the Investment Company Act of 1940, by reason of his position as President and Chief Executive Officer of Virtus, the ultimate parent company of the Adviser, and various positions with its affiliates including the Adviser.

Officers of the Trust Who Are Not Trustees
Name, Address and Year of Birth	Position(s) Held with the Trust and Length of Time Served	Principal Occupation(s) During Past 5 Years
W. Patrick Bradley YOB: 1972	Executive Vice President (since 2016), Senior Vice President (2013 to 2016), Vice President (2011 to 2013), and Chief Financial Officer and Treasurer (since 2004).	Executive Vice President, Fund Services (since 2016), and Senior Vice President, Fund Services (2010 to 2016), Virtus Investment Partners, Inc. and/or certain of its subsidiaries; various officer positions (since 2006) with Virtus affiliates; Executive Vice President (since 2016), Senior Vice President (2013 to 2016), Vice President (2011 to 2013), and Chief Financial Officer and Treasurer (since 2004), Virtus Variable Insurance Trust; Executive Vice President (since 2016), Senior Vice President (2013 to 2016), Vice President (2011 to 2013), Chief Financial Officer and Treasurer (since 2006), Virtus Mutual Fund Complex; Executive Vice President (since 2016), Senior Vice President (2013 to 2016), Vice President (2012 to 2013) and Treasurer (Chief Financial Officer) (since 2007), The Zweig Fund, Inc. and Virtus Global Dividend & Income Fund Inc.; Executive Vice President (since 2016), Senior Vice President (2013 to 2016), Vice President (2011 to 2013), and Chief Financial Officer and Treasurer (since 2011), Virtus Global Multi-Sector Income Fund; Executive Vice President (since 2016), Senior Vice President (2014 to 2016), Chief Financial Officer and Treasurer (since 2014), Duff & Phelps Select Energy MLP Fund Inc.; Vice President and Assistant Treasurer (since 2011), Duff & Phelps Global Utility Income Fund Inc.; Director (since 2013), Virtus Global Funds, PLC; and Executive Vice President (since 2016), Senior Vice President (2013 to 2016), and Chief Financial Officer and Treasurer (since 2013), Virtus Alternative Solutions Trust.
Jennifer Fromm YOB: 1973	Vice President, Chief Legal Officer and Secretary (since 2013).	Vice President (since 2016) and Senior Counsel, Legal, Virtus Investment Partners, Inc. and/or certain of its subsidiaries (since 2007); Assistant Secretary of various Virtus-affiliated open-end funds (since 2008); Vice President, Chief Legal Officer, and Secretary of Virtus Variable Insurance Trust (since 2013); and Vice President, Chief Legal Officer, and Secretary (since 2013), Virtus Alternative Solutions Trust.
Nancy J. Engberg YOB: 1956	Vice President, since 2010; Chief Compliance Officer, since 2011.	Vice President (since 2008) and Chief Compliance Officer (2008 to 2011 and since 2016), Virtus Investment Partners, Inc. and/or certain of its subsidiaries; various officer positions (since 2003) with Virtus affiliates; Vice President and Chief Compliance Officer (since 2011), Virtus Mutual Fund Complex; Vice President (since 2010) and Chief Compliance Officer (since 2011), Virtus Variable Insurance Trust; Vice President and Chief Compliance Officer (since 2011), Virtus Global Multi-Sector Income Fund; Vice President and Chief Compliance Officer (since 2012), Virtus Total Return Fund Inc. and Virtus Global Dividend & Income Fund Inc.; Vice President and Chief Compliance Officer (since 2013), Virtus Alternative Solutions Trust; Vice President & Chief Compliance Officer (since 2014), Duff & Phelps Select Energy MLP Fund Inc.; Chief Compliance Officer (since 2015), ETFis Series Trust I; and Chief Compliance Officer (since 2015), Virtus ETF Trust II.

Name, Address and Year of Birth	Position(s) Held with the Trust and Length of Time Served	Principal Occupation(s) During Past 5 Years
Francis G. Waltman YOB: 1962	Executive Vice President (since 2013), Senior Vice President (2010 to 2013)	Executive Vice President, Product Development (since 2009), Virtus Investment Partners, Inc. and/or certain of its subsidiaries; various senior officer positions (since 2006) with Virtus affiliates; Executive Vice President (since 2013), Senior Vice President (2008 to 2013), Virtus Mutual Fund Complex; Executive Vice President (since 2013), and Senior Vice President (2010 to 2013), Virtus Variable Insurance Trust; Executive Vice President (since 2013), and Senior Vice President (2011 to 2013), Virtus Global Multi-Sector Income Fund; Executive Vice President (since 2014), Duff & Phelps Select Energy MLP Fund Inc.; Director (since 2013), Virtus Global Funds PLC; and Executive Vice President (since 2013), Virtus Alternative Solutions Trust.
Leadership Structure and the Board of Trustees
The Board is currently composed of eleven trustees, including ten Independent Trustees. In addition to four regularly scheduled meetings per year, the Board holds special meetings either in person or via telephone to discuss specific matters that may require consideration prior to the next regular meeting. As discussed below, the Board has established several standing committees to assist the Board in performing its oversight responsibilities, and each such committee has a chairperson. The Board may also designate working groups or ad hoc committees as it deems appropriate.
The Board has appointed Mr. McLoughlin, an Independent Trustee, to serve in the role of Chairman. The Chairman’s primary role is to participate in the preparation of the agenda for meetings of the Board and the identification of information to be presented to the Board with respect to matters to be acted upon by the Board. The Chairman also presides at all meetings of the Board and between meetings generally acts as a liaison with the Trust’s service providers, officers, legal counsel, and the other Trustees. The Chairman may perform such other functions as may be requested by the Board from time to time. Except for any duties specified herein or pursuant to the Trust’s Agreement and Declaration of Trust or By-laws, or as assigned by the Board, the designation of Chairman does not impose on such Independent Trustee any duties, obligations or liability that is greater than the duties, obligations or liability imposed on such person as a member of the Board, generally.
The Board believes that this leadership structure is appropriate because it allows the Board to exercise informed and independent judgment over matters under its purview, and it allocates areas of responsibility among committees or working groups of Trustees and the full Board in a manner that enhances effective oversight. Mr. McLoughlin previously served as the Chairman and Chief Executive Officer of the company that is now Virtus; however, he is now an Independent Trustee due to (a) the fact that Virtus is no longer affiliated with The Phoenix Companies, Inc. (which was its parent company when Mr. McLoughlin retired), and (b) the passage of time. As a result of this balance, it is believed that Mr. McLoughlin has the ability to provide independent oversight of the Trust’s operations within the context of his detailed understanding of the perspective of the Adviser and the Trust’s other service providers. The Board therefore considers leadership by Mr. McLoughlin as enhancing the Board’s ability to provide effective independent oversight of the Trust’s operations and meaningful representation of the shareholders’ interests.
The Board also believes that having a super-majority of Independent Trustees is appropriate and in the best interest of the Series’ shareholders. Nevertheless, the Board also believes that having an interested person serve on the Board brings corporate and financial viewpoints that are, in the Board’s view, crucial elements in its decision-making process. In addition, the Board believes that Mr. Aylward, who is currently the Chairman and President of the Adviser, and the President and Chief Executive Officer of Virtus, and serves in various executive roles with other affiliates of the Adviser who provide services to the Trust, provides the Board with the Adviser’s perspective in managing and sponsoring the Series as well as the perspective of other service providers to the Trust. The leadership structure of the Board may be changed at any time and in the discretion of the Board, including in response to changes in circumstances or the characteristics of the Trust.
The Board has established several standing committees to oversee particular aspects of the Series’ management. The members of each Committee are set forth below:
The Audit Committee
The Audit Committee is responsible for overseeing the Series’ accounting and auditing policies and practices. The Audit Committee reviews the Series’ financial reporting procedures, their system of internal control, the independent audit process, and the Series’ procedures for monitoring compliance with investment restrictions and applicable laws and regulations and with the Code of Ethics. The Audit Committee is composed entirely of Independent Trustees; its members are Thomas J. Brown, Chairperson, Donald C. Burke, Roger A. Gelfenbien, Richard E. Segerson and Ferdinand L.J. Verdonck. The Audit Committee met two times during the Trust’s last fiscal year.
The Compliance Committee
The Compliance Committee is responsible for overseeing the Series’ compliance matters. The Compliance Committee oversees and reviews (1) information provided by the Series’ officers, including the Series’ CCO, the Series’ investment adviser and other principal service providers, and others as appropriate; (2) the codes of ethics; (3) whistleblower reports; (4) cybersecurity programs; and (5) distribution programs. The Compliance Committee will be composed entirely of Independent Trustees; its members are Hassell H. McClellan, Chairperson, John R. Mallin, Geraldine M. McNamara, and James M. Oates. The Compliance Committee met three times during the Trust’s last fiscal year.
The Executive Committee
The function of the Executive Committee is to serve as a delegate of the full Board, as well as act on behalf of the Board when it is not in session, subject to limitations as set by the Board. The Executive Committee is composed entirely of Independent Trustees; its members are Philip R. McLoughlin, Chairperson, Thomas J. Brown, Hassell H. McClellan and James M. Oates. The Executive Committee did not meet during the Trust’s last fiscal year.
The Governance and Nominating Committee
The Governance and Nominating Committee is responsible for developing and maintaining governance principles applicable to the Series, for nominating individuals to serve as Trustees, including as Independent Trustees and annually evaluating the Board and Committees. The Governance and Nominating Committee is composed entirely of Independent Trustees; its members are James M. Oates, Chairperson, Philip R. McLoughlin and Geraldine M. McNamara. The Governance and Nominating Committee met four times during the Trust’s last fiscal year.
The Governance and Nominating Committee considers candidates for trusteeship and makes recommendations to the Board with respect to such candidates. There are no specific required qualifications for trusteeship. The committee considers all relevant qualifications of candidates for trusteeship, such as industry knowledge and experience, financial expertise, current employment and other board memberships, and whether the candidate would be qualified to be considered an Independent Trustee. The Board believes that having among its members a diversity of viewpoints, skills and experience and a variety of complementary skills enhances the effectiveness of the Board in its oversight role. The committee considers the qualifications of candidates for trusteeship in this context.
The Board has adopted a policy for consideration of Trustee nominees recommended by shareholders. With regards to such policy, an individual contractholder submitting a nomination must hold for at least two full years 5% of the shares of a Series of the Trust, among other qualifications and restrictions. Any Contract Owner nominee recommendations should be sent to the attention of the committee in care of the Trust’s Secretary, and should include biographical information, including business experience for the past ten years and a description of the qualifications of the proposed nominee, along with a statement from the proposed nominee that he or she is willing to serve and meets the requirements to be an Independent Trustee, if applicable. Shareholder nominees for Trustee will be given the same consideration as any candidate provided the nominee meets certain minimum requirements.
Information about Each Trustee’s Qualification, Experience, Attributes or Skills
In addition to the information set forth above, the following provides further information about each Trustee’s specific experience, qualifications, attributes or skills. The information in this section should not be understood to mean that any of the Trustees is an “expert” within the meaning of the federal securities laws.
George R. Aylward
In addition to his positions with the Trust, Mr. Aylward is a Director and the President and Chief Executive Officer of Virtus, the ultimate parent company of the Adviser. He also holds various executive positions with the Adviser, certain Series’ subadvisers, the Distributor and the Administrator to the Trust, and various of their affiliates, and previously held such positions with the former parent company of Virtus. He therefore has experience in all aspects of the development and management of registered investment companies, and the handling of various financial, staffing, regulatory and operational issues. Mr. Aylward is a certified public accountant and holds an MBA, and he also serves as an officer and director/trustee of several open-end and closed-end funds managed by the Adviser and its affiliates.
Thomas J. Brown
Mr. Brown, currently retired, was employed in senior business and accounting roles with financial services companies for over twenty-five years, and he has over sixteen years of experience as a director/trustee of unaffiliated funds. Mr. Brown is also a trustee of several open-end funds managed by the Adviser.

Donald C. Burke
Mr. Burke, currently retired, has extensive experience with mutual funds, including as president and Chief Executive Officer of a major fund complex, and subsequently as an independent trustee of another major fund complex. He also has extensive knowledge of the utility industry, derived from his service on the board of a public company involved in the production, transmission and distribution of energy. He is also a director/trustee of several open-end and closed-end funds managed by the Adviser and its affiliates.
Roger A. Gelfenbien
Mr. Gelfenbien, currently retired, was employed as an accountant and consultant in the financial services sector for over thirty years, as well as having over eleven years experience with an unaffiliated fund as a director. Mr. Gelfenbien is also a trustee of several open-end funds managed by the Adviser.
John R. Mallin
Mr. Mallin is a real estate partner and former practice group leader for the Real Property Practice Group at McCarter & English LLP. During his career, he has been involved in all aspects of real estate development and financial transactions related to real estate. Mr. Mallin also has oversight and corporate governance experience as a director, including as a chair, of non-profit entities. Mr. Mallin is also a trustee of several open-end funds managed by the Adviser.
Hassell H. McClellan
Mr. McClellan, currently retired, has extensive business experience in advising and consulting with companies to improve the companies’ management and operations, as well as serving as a business educator at several colleges. Mr. McClellan also has over twelve years experience as a director of unaffiliated funds. Mr. McClellan is also a trustee of several open-end funds managed by the Adviser.
Philip R. McLoughlin
Mr. McLoughlin has an extensive legal, financial and asset management background. In 1971, he joined Phoenix Investment Partners, Ltd. (then, Phoenix Equity Planning Corp.), the predecessor of Virtus Investment Partners, Inc., as Assistant Counsel with responsibility for various compliance and legal functions. During his tenure, Mr. McLoughlin assumed responsibility for most functions in the firm's advisory, broker-dealer and fund management operations, and eventually ascended to the role of President. Mr. McLoughlin then served as General Counsel, and later Chief Investment Officer, of Phoenix Mutual Life Insurance Company, the parent company of Phoenix Investment Partners. Among other functions, he served as the senior management liaison to the boards of directors of the insurance company's mutual funds and closed-end funds, and had direct oversight responsibility for the funds' portfolio managers. In 1994, Mr. McLoughlin was named Chief Executive Officer of Phoenix Investment Partners, and continued in that position, as well as Chief Investment Officer of Phoenix Mutual Life Insurance Company, until his retirement in 2002.
Geraldine M. McNamara
Ms. McNamara was an executive at U.S. Trust Company of New York for 24 years, where she rose to the position of Managing Director. Her responsibilities at U.S. Trust included the oversight of U.S. Trust’s personal banking business. In addition to her managerial and banking experience, Ms. McNamara has experience in advising individuals on their personal financial management, which has given her an enhanced understanding of the goals and expectations that individual investors may have. Ms. McNamara is also a trustee of several open-end and closed-end funds managed by the Adviser and its affiliates.
James M. Oates
Mr. Oates was instrumental in the founding of a private global finance, portfolio management and administration company, and he has also served in executive and director roles for various types of financial services companies. As a senior officer and director of investment management companies, Mr. Oates has experience in investment management. He also previously served as chief executive officer of two banks, and holds an MBA. Mr. Oates also has experience as a director of other publicly traded companies and has served for a number of years as the Chairman of the Board of a large family of mutual funds unaffiliated with the Trust. Mr. Oates is also a director/trustee of several open-end and closed-end funds managed by the Adviser and its affiliates.
Richard E. Segerson
Mr. Segerson has served in financial and other executive roles with various operating companies, including serving as the Chief Financial Officer, Controller and Chief Operating Officer of such entities. These roles have provided him with an understanding of financial and operational issues, as has his experience as a public accountant. Mr. Segerson also has over 30 years of experience serving as a trustee to various mutual funds, and he holds an MBA. Mr. Segerson also has served for a number of years as the Managing Director of a family office, providing wealth management services to individuals. This experience enhances his understanding of the perspective of individual fund shareholders. Mr. Segerson is also a trustee of several other open-end funds managed by the Adviser.
Ferdinand L.J. Verdonck
Mr. Verdonck brings to the Board a broad background in finance, investments, banking and international business. His experience includes serving as the chief financial officer of the U.S. subsidiary of an international company, and as a senior vice president of a major U.S. investment firm. He also holds degrees in both law and economics. Mr. Verdonck has served for more than 25 years on the boards and audit committees of various U.S. and foreign companies. He is also a trustee of several other open-end funds managed by the Adviser.
The Board believes that, collectively, the Trustees have the appropriate experience, qualifications, attributes and skills, which allow the Board to operate effectively in governing the Trust and protecting the interests of shareholders. Common attributes to all Trustees are their ability to review, evaluate, question and discuss information provided to them (and to request additional information), to interact effectively with VIA, the subadvisers, the Administrator, the Distributor, and other service providers, the Trust’s Chief Financial Officer, Chief Compliance Officer (“CCO”), Chief Legal Officer and the Trust’s independent registered public accounting firm.
Board Oversight of Risk Management
As a registered investment company, the Trust is subject to a variety of risks, including investment risks, financial risks, compliance risks and regulatory risks. As part of its overall activities, the Board oversees the management of the Trust’s risk management structure by the Trust’s Adviser, Administrator, Distributor, officers and others. The responsibility to manage the Series’ risk management structure on a day-to-day basis is subsumed within the other responsibilities of these parties.
The Board considers risk management issues as part of its general oversight responsibilities throughout the year at regular meetings of the Board and its committees, and within the context of any ad hoc communications with the Trust’s service providers and officers. The Trust’s Adviser, subadvisers, Distributor, officers and legal counsel prepare regular reports to the Board that address certain investment, valuation, compliance and other matters, and the Board as a whole or its committees may also receive special written reports or presentations on a variety of risk issues at the request of the Board, a committee, the Chairman or a senior officer.
The Board, through its Investment Performance Committee, receives regular written reports describing and analyzing the investment performance of the Series. In addition, the portfolio managers of the Series and senior management of the Series’ subadvisers meet with the Board periodically to discuss portfolio performance and answer the Board’s questions with respect to portfolio strategies and risks. To the extent that a Series changes a principal investment strategy, the Board generally is consulted in advance with respect to such change.
The Board receives regular written reports from the Trust’s Chief Financial Officer that enable the Board to monitor the number of fair valued securities in the Series’ portfolios, the reasons for the fair valuation and the methodology used to arrive at the fair value. Such reports also include information concerning illiquid securities within the Series’ portfolios. The Board and/or the Audit Committee may also review valuation procedures and pricing results with the Series’ independent auditors in connection with the review of the results of the audit of the Series’ year-end financial statements.
The Board also receives regular compliance reports prepared by the compliance staff of the Adviser and meets regularly with the Trust’s CCO to discuss compliance issues, including compliance risks. As required under applicable rules, the Independent Trustees meet regularly in executive session with the CCO, and the CCO prepares and presents an annual written compliance report to the Board. The CCO, as well as the compliance staff of the Adviser and Virtus, provide the Board with reports on their examinations of functions and processes within the Adviser and the subadvisers that affect the Series. The Board also adopts compliance policies and procedures for the Trust and approves such procedures for the Trust’s service providers. The compliance policies and procedures are specifically designed to detect and prevent violations of the federal securities laws.
In its annual review of the Series’ advisory, subadvisory and underwriting agreements, the Board reviews information provided by the Adviser, the Series’ subadvisers and the Distributor relating to their operational capabilities, financial conditions and resources. The Board may also discuss particular risks that are not addressed in its regular reports and processes.
The Board recognizes that it is not possible to identify all of the risks that may affect the Series or to develop processes and controls to eliminate or mitigate their occurrence or effects. The Board periodically reviews the effectiveness of its oversight of the Series, and the processes and controls in place to limit identified risks. The Board may, at any time and in its discretion, change the manner in which it conducts its risk oversight role.
Trustees’ Series Holdings as of December 31, 2016
As of December 31, 2016, none of the Trustees or officers directly own shares of the Series. As of December 31, 2016, the Trustees and officers as a group owned variable contracts that entitled them to give voting instructions with respect to less than 1% of the outstanding shares of the Trust.
Trustee Compensation
Trustees who are not employed by the Adviser or its affiliates receive an annual retainer and fees and expenses for attendance at Board and Committee meetings. Officers and employees of the Adviser of the Series who are interested persons are compensated for their services by the Adviser of the Series, or an affiliate of the Adviser of the Series, and receive no compensation from the Series. The Trust does not have any retirement plan for its Trustees.
For the Trust’s fiscal year ended December 31, 2016, the current Trustees received the following compensation:
	Aggregate Compensation from Trust	Total Compensation From Trust and Fund Complex Paid to Trustees
Independent Trustees
Thomas J. Brown	$43,888	$202,998 (65 funds)
Donald C. Burke*	$5,972	$238,778 (69 funds)
Roger A. Gelfenbien	$36,524	$174,020 (65 funds)
John R. Mallin	$40,834	$186,020 (65 funds)
Hassell H. McClellan	$48,143	$312,515 (65 funds)
Philip R. McLoughlin	$65,584	$754,032 (74 funds)
Geraldine M. McNamara	$41,222	$382,531 (69 funds)
James M. Oates*	$5,730	$441,082 (70 funds)
Richard E. Segerson*	$5,138	$235,333 (65 funds)
Ferdinand L.J. Verdonck*	$5,440	$243,333 (65 funds)
Interested Trustee
George R. Aylward	None	None
*
Became a Trustee on May 26, 2016.

A deferred compensation plan is available to the Trustees. Neither the Trust nor any affiliates provide additional compensation with respect to this deferred compensation plan. Under this deferred compensation plan, the following trustees have deferred compensation in 2016 as follows:
Mr. Gelfenbien — $36,524
Mr. Mallin — $40,834
Mr. McClellan — $44,171
Mr. McLoughlin — $58,274
Code of Ethics
The Trust, its Adviser, subadvisers and Distributor have each adopted a Code of Ethics pursuant to Rule 17j-1 under the 1940 Act. Personnel subject to the Codes of Ethics may purchase and sell securities for their personal accounts, including securities that may be purchased, sold or held by the Series, subject to certain restrictions and conditions. Generally, personal securities transactions are subject to preclearance procedures, reporting requirements and holding period rules. The Codes also restrict personal securities transactions in private placements, initial public offerings and securities in which a Series has a pending order. The Trust has also adopted a Senior Management Code of Ethics as required by Section 406 of the Sarbanes-Oxley Act of 2002.
Proxy Voting Policies
The Trust has adopted on behalf of the Series a Policy Regarding Proxy Voting stating the Trust’s intention to exercise stock ownership rights with respect to portfolio securities in a manner that is reasonably anticipated to further the best economic interests of shareholders of the Series. The Series have committed to analyze and vote all proxies that are likely to have financial implications, and where appropriate, to participate in corporate governance, shareholder proposals, management communications and legal proceedings. The Series must also identify potential or actual conflicts of interest in voting proxies and must address any such conflict of interest in accordance with the Policy.
The Policy stipulates that the Series’ Adviser will vote proxies, or delegate such responsibility to a subadviser. The applicable voting party will vote proxies in accordance with this Policy, or its own policies and procedures, which in no event will conflict with the Trust’s Policy. The Adviser or applicable subadviser may engage a qualified, independent organization to vote proxies on its behalf  (a “delegate”). Matters that may affect substantially the rights and privileges of the holders of securities to be voted will be analyzed and voted on a case-by-case basis taking into consideration such relevant factors as enumerated in the Policy. The views of management of a portfolio company will be considered.
The Policy specifies certain factors that will be considered when analyzing and voting proxies on certain issues, including, but not limited to:
•
Corporate Governance Matters—tax and economic benefits of changes in the state of incorporation; dilution or improved accountability associated with anti-takeover provisions such as staggered boards, poison pills and supermajority provisions.

•
Stock Option and Other Management Compensation Issues—executive pay and spending on perquisites, particularly in conjunction with sub-par performance and employee layoffs.

•
Social and Corporate Responsibility Issues—the Adviser or subadviser will generally vote against shareholder social and environmental issue proposals.

The Series and their delegates seek to avoid actual or perceived conflicts of interest of Series shareholders, on the one hand, and those of the Adviser, subadviser, delegate, Distributor, or any affiliated person of the Series, on the other hand.
Depending on the type and materiality, any conflicts of interest will be handled by (i) relying on the recommendations of an established, independent third party proxy voting vendor; (ii) voting pursuant to the recommendation of the delegate; (iii) abstaining; or (iv) where two or more delegates provide conflicting requests, voting shares in proportion to the assets under management of each delegate. The Policy requires each Adviser/ subadviser or delegate to notify the President of the Trust of any actual or potential conflict of interest. No Adviser/ subadviser or delegate may waive any conflict of interest or vote any conflicted proxies without the prior written approval of the Board of Trustees or the President of the Trust.
The Policy further imposes certain record keeping and reporting requirements on each Adviser/subadviser or delegate. Information regarding how the Series voted proxies relating to portfolio securities during the most recent 12-month period ending June 30 will be available free of charge by calling, toll-free, 800.367.5877, or on the SEC’s Web site at www.sec.gov.
CONTROL PERSONS AND PRINCIPAL HOLDERS OF SECURITIES
As of April 3, 2017, the persons who owned of record, or were known by the Trust to control and/or own beneficially, 5% or more of the outstanding shares of any class of the Series included in this SAI are shown in Appendix B—Control Persons and Principal Shareholders.
INVESTMENT ADVISORY AND OTHER SERVICES
Investment Adviser
The investment adviser to each of the Series is Virtus Investment Advisers, Inc., located at 100 Pearl Street, Hartford, Connecticut 06103. VIA, an indirect, wholly-owned subsidiary of Virtus, acts as the investment adviser for over 50 mutual funds and as adviser to institutional clients. VIA has acted as an investment adviser for over 80 years. As of December 31, 2016, VIA had approximately $24.4 billion in assets under management.
VIA began serving as investment adviser to the Trust in November 2010 and currently serves as investment adviser to each of the Series. Prior to November 5, 2010, Phoenix Variable Advisers, Inc. served as investment adviser to each of the Series, except Virtus Equity Trend Series, which commenced operation on February 14, 2011.
Investment Advisory Agreement and Expense Limitation Agreement
The investment advisory agreement, approved by the Board, provides that the Trust will bear all costs and expenses (other than those specifically referred to as being borne by the Adviser) incurred in the operation of the Trust. Such expenses include, but shall not be limited to, all expenses incurred in the operation of the Trust and any public offering of its shares, including, among others, interest, taxes, brokerage fees and commissions, fees of Trustees who are not employees of VIA or any of its affiliates, expenses of Trustees, and shareholders’ meetings, expenses of printing and mailing proxy soliciting material, expenses of the insurance premiums for fidelity and other coverage, expenses of the repurchase and redemption of shares, expenses of the issue and sale of shares (to the extent not borne by VP Distributors under its agreement with the Trust), association membership dues, charges of custodians, transfer agents, dividend disbursing agents and financial agents, and bookkeeping, auditing and legal expenses. The Trust will also pay the fees and bear the expense of registering and maintaining the registration of the Trust and its shares with the SEC and registering or qualifying its shares under state or other securities laws and the expense of preparing and mailing prospectuses and reports to shareholders. If authorized by the Board, the Trust will also pay for extraordinary expenses and expenses of a non-recurring nature which may include, but shall not be limited to, the reasonable cost of any reorganization or acquisition of assets and the cost of legal proceedings to which the Trust is a party.
Each Series will pay expenses incurred in its own operation and will also pay a portion of the Trust’s general administration expenses allocated on the basis of the asset values of the respective Series.
For managing, or directing the management of, the investments of each Series, VIA is entitled to a fee, payable monthly, at the following annual rates:
Series	Management Fees
Equity Trend Series	1.00%
	First $250 million	Next $250 million	Over $500 million
Duff & Phelps International Series	0.75%	0.70%	0.65%
KAR Capital Growth Series	0.70%	0.65%	0.60%
Newfleet Multi-Sector Intermediate Bond Series	0.50%	0.45%	0.40%
Rampart Enhanced Core Equity Series	0.70%	0.65%	0.60%
Strategic Allocation Series	0.55%	0.50%	0.45%
	First $1 billion	Next $1 billion	Over $2 billion
Duff & Phelps Real Estate Securities Series	0.75%	0.70%	0.65%
	First $1 billion	$1+ billion
KAR Small-Cap Growth Series	0.85%	0.80%
	First $400 million	$400 million to $1 billion	Over $1 billion
KAR Small-Cap Value Series	0.90%	0.85%	0.80%
VIA has contractually agreed to reimburse expenses of the Series until at least April 30, 2018, to the extent that total operating expenses, excluding front-end or contingent deferred sales loads, interest, taxes, brokerage commissions, extraordinary expenses and acquired fund fees and expenses, if any, exceed the maximum total operating expenses of the Series’ average net assets (the “expense caps”) listed in the chart below.
Series	Class	Expense Cap
Duff & Phelps International Series	Class A Class I	1.18% 0.93%
Duff & Phelps Real Estate Securities Series	Class A Class I	1.16% 0.91%
Equity Trend Series	Class A Class I	1.70% 1.45%
KAR Capital Growth Series	Class A	1.03%
KAR Small-Cap Growth Series	Class A Class I	1.19% 0.94%
KAR Small-Cap Value Series	Class A	1.20%
Newfleet Multi-Sector Intermediate Bond Series	Class A Class I	0.94% 0.69%
Rampart Enhanced Core Equity Series	Class A	0.98%
Strategic Allocation Series	Class A	0.98%
The Adviser also may, at its discretion, from time to time pay for other Series expenses from its own assets, or reduce the management fee of a Series in excess of that required. Any fee reimbursed and/or any Series expense absorbed by the Adviser pursuant to an agreed upon expense cap shall be reimbursed by the Series to the Adviser, if so requested by the Adviser, provided the aggregate amount of the Series’ current operating expense for such fiscal year does not exceed the applicable limitation on Series expenses. The Adviser will split any such recapture of waived advisory fees with the respective Subadviser in any instance where the Subadviser's fee was based on the net advisory fee.

The investment advisory agreement also provides that the Adviser shall not be liable to the Trust or to any shareholder of the Trust for any error of judgment or mistake of law or for any loss suffered by the Trust or by any shareholder of the Trust in connection with the matters to which the agreement relates, except a loss resulting from willful misfeasance, bad faith, gross negligence or reckless disregard on the part of such Adviser in the performance of its duties thereunder.
Provided it has been approved by a vote of the majority of the outstanding shares of a Series of the Trust which is subject to its terms and conditions, the investment advisory agreement continues from year to year with respect to such Series so long as (1) such continuance is approved at least annually by the Board or by a vote of the majority of the outstanding shares of such Series and (2) the terms and any renewal of the agreement with respect to such Series have been approved by the vote of a majority of the Trustees who are not parties to the agreement or interested persons, as that term is defined in the 1940 Act, of the Trust or the Adviser, cast in person at a meeting called for the purpose of voting on such approval. On sixty days’ written notice and without penalty the agreement may be terminated as to the Trust or as to a Series by the Board or by the Adviser and may be terminated as to a Series by a vote of the majority of the outstanding shares of such Series. The Agreement automatically terminates upon its assignment (within the meaning of the 1940 Act). The agreement provides that upon its termination, or at the request of the Adviser, the Trust will eliminate all reference to Virtus from its name, and will not thereafter transact business in a name using the word Virtus.
Adviser Affiliates
George Aylward, Jennifer Fromm and Frank Waltman, each serve as an officer of the Trust and as an officer and/or director of the Adviser. The other principal executive officers and directors of the Adviser are: Michael Angerthal, Executive Vice President, Chief Financial Officer and a Director; Mark Flynn, Executive Vice President, General Counsel and Assistant Clerk; and David Fusco, Vice President and Chief Compliance Officer.
Advisory Fees
The following table shows the dollar amount of fees payable to VIA for its services with respect to each Series, the amount of fees waived and/or expenses reimbursed by VIA, if any, and the actual fee received by VIA for the past three fiscal years. For services to the Series during the fiscal years ended December 31, 2014, 2015 and 2016 the Adviser received fees of $7,405,218, $6,239,417 and $5,600,542, respectively, under the investment advisory agreements in effect. Of these totals, the Adviser received fees from each Series as follows:
	Gross Advisory Fee ($)			Advisory Fee Waived and/or ExpensesReimbursed ($)			Net Advisory Fee ($)
Fund	2014	2015	2016	2014	2015	2016	2014	2015	2016
Duff & Phelps International Series	2,235,639	1,808,096	1,416,075	(252,237)	(264,753)	(126,423)	1,983,402	1,543,343	1,289,652
Duff & Phelps Real Estate Securities Series	753,221	725,243	640,759	(108,995)	(105,185)	(72,310)	644,226	620,058	568,449
Equity Trend Series	331,572	202,688	59,787	16,113	(100,697)	(12,708)	347,685	101,991	47,079
KAR Capital Growth Series	1,484,354	1,517,308	1,306,173	(335,969)	(375,275)	(274,912)	1,148,385	1,142,033	1,085,261
KAR Small-Cap Growth Series	535,402	509,343	492,558	(121,137)	(125,681)	(100,040)	414,265	383,662	392,518
KAR Small-Cap Value Series	1,048,034	925,055	820,963	(245,040)	(218,738)	(171,549)	802,994	706,317	649,414
Newfleet Multi-Sector Intermediate Bond Series	853,045	733,367	667,253	(114,678)	(126,410)	(85,445)	783,367	606,957	581,808
Rampart Enhanced Core Equity Series	1,005,880	886,483	712,576	(311,864)	(299,915)	(206,576)	694,016	586,568	506,000
Strategic Allocation Series	802,513	717,697	584,228	(170,635)	(169,209)	(103,867)	631,878	548,488	480,361
Subadvisers and Subadvisory Agreements
VIA has entered into subadvisory agreements with respect to each Series. Each subadvisory agreement provides that VIA will delegate to the respective subadviser the performance of certain of its investment management services under the Investment Advisory Agreement with respect to each of the Series for which that subadviser provides subadvisory services. Each subadviser furnishes at its own expense the office facilities and personnel necessary to perform such services. VIA remains responsible for the supervision and oversight of each subadviser’s performance. Each subadvisory agreement will continue in effect from year to year if specifically approved by the Trustees, including a majority of the Independent Trustees.

Duff  & Phelps — Duff  & Phelps International Series, Duff  & Phelps Real Estate Securities Series and Strategic Allocation Series (international equity portion)
Duff  & Phelps is located at 200 S. Wacker Drive, Suite 500, Chicago, IL 60606. Duff  & Phelps is an indirect, wholly-owned subsidiary of Virtus and an affiliate of VIA. Duff  & Phelps acts as adviser and subadviser to open- and closed-end funds and as investment adviser to institutions and individuals. As of December 31, 2016, Duff  & Phelps had approximately $10.3 billion in assets under management on a discretionary basis.
Series	Subadvisory Fee
Duff & Phelps International Series	50% of the net advisory fee
Duff & Phelps Real Estate Securities Series	50% of the net advisory fee
Strategic Allocation Series (international equity portion)	50% of the net advisory fee
KAR — KAR Capital Growth Series, Small-KAR Cap Growth Series, KAR Small-Cap Value Series and Strategic Allocation Series (domestic equity portion)
KAR is located at 1800 Avenue of the Stars, Los Angeles, CA 90067. KAR is a wholly-owned indirect subsidiary of Virtus and an affiliate of VIA. KAR also serves as subadviser for other mutual funds. As of December 31, 2016, KAR had approximately $12.8 billion in assets under management.
For its services as subadviser, VIA pays KAR the following annual subadvisory fee rates:
Series	Subadvisory Fee
KAR Capital Growth Series	50% of the net advisory fee
KAR Small-Cap Growth Series	50% of the net advisory fee
KAR Small-Cap Value Series	50% of the net advisory fee
Strategic Allocation Series (domestic equity portion)	50% of the net advisory fee
Newfleet — Newfleet Multi-Sector Intermediate Bond Series and Strategic Allocation Series (fixed income portion)
Newfleet is located at 100 Pearl Street, Hartford, CT 06103. Newfleet is an indirect, wholly-owned subsidiary of Virtus and an affiliate of VIA. Newfleet acts as subadviser to open- and closed-end funds and as investment adviser to institutions and individuals. As of December 31, 2016, Newfleet had approximately $11.8 billion in assets under management.
For its services as a subadviser, VIA pays Newfleet the following annual subadvisory fee rates.
Series	Subadvisory Fee
Newfleet Multi-Sector Intermediate Bond Series	50% of the net advisory fee
Strategic Allocation Series	50% of the net advisory fee (fixed income assets only)
Rampart — Rampart Enhanced Core Equity Series
Rampart is located at One International Place, 14th Floor, Boston, MA 02110. Rampart is a wholly owned indirect subsidiary of Virtus and an affiliate of VIA. Rampart has been an investment adviser since 1983 and provides investment management services to mutual funds, institutional and high net worth investors. As of December 31, 2016, Rampart had approximately $751 million in assets under management.
For its services as subadviser, VIA pays Rampart a fee at the rate of 50% of the net advisory fee paid by the Series.
Subadvisory Fees
The following table shows the dollar amount of fees payable to each subadviser for managing the applicable Series for the fiscal years ended December 31, 2014, 2015 and 2016.
	Gross Subadvisory Fee ($)			Subadvisory Fee Waived and/or Expenses Reimbursed ($)			Net Subadvisory Fee ($)
Series	2014	2015	2016	2014	2015	2016	2014	2015	2016
Duff & Phelps International Series	753,799	647,339	708,037	—	27,492	63,211	753,799	619,847	644,826
Duff & Phelps Real Estate Securities Series	376,610	362,621	320,380	54,498	52,575	36,173	322,112	310,047	284,207
Equity Trend Series	232,100	99,466	8,949	(3,223)	20,139	2,352	235,323	79,327	6,597

	Gross Subadvisory Fee ($)			Subadvisory Fee Waived and/or Expenses Reimbursed ($)			Net Subadvisory Fee ($)
Series	2014	2015	2016	2014	2015	2016	2014	2015	2016
KAR Capital Growth Series	740,128	758,654	680,087	167,855	184,647	137,456	572,273	574,007	542,631
KAR Small-Cap Growth Series	267,701	254,672	246,279	—	62,841	50,020	267,701	191,831	196,259
KAR Small-Cap Value Series	524,017	462,527	410,481	—	109,369	85,775	524,017	353,159	324,706
Newfleet Multi-Sector Intermediate Bond Series	334,820	299,894	333,626	57,275	63,205	42,722	277,545	236,689	290,904
Rampart Enhanced Core Equity Series	502,940	443,242	356,288	155,847	149,958	104,788	347,093	293,284	251,500
Strategic Allocation Series (fixed income portion)	121,180	115,747	117,454	47,290	34,685	21,065	73,890	81,062	96,389
Strategic Allocation Series (equity portion)*	240,193	211,925	123,427	50,968	49,919	27,944	189,225	162,006	95,483
Strategic Allocation Series (domestic equity portion)*	N/A	N/A	36,403	N/A	N/A	2,099	N/A	N/A	34,304
Strategic Allocation Series (international equity* portion)	N/A	N/A	14,860	N/A	N/A	824	N/A	N/A	14,036
*
Effective September 7, 2016, Duff  & Phelps became subadviser for Strategic Allocation Series’ international equity portion and KAR became subadviser for Strategic Allocation Series’ domestic equity portion. Additionally, effective September 7, 2016, the Series’ subadviser for Strategic Allocation Series equity portion, Euclid Advisors LLC (“Euclid”), was removed as subadviser. All subadvisory fees paid on the equity portion of the Series’ assets prior to September 7, 2016 were paid to Euclid.

Administrator
Virtus Fund Services, LLC, a wholly-owned subsidiary of Virtus and an affiliate of the Adviser, is the administrator of the Trust. Each Series pays the Administrator fees on net assets based on the combined aggregate average daily net assets across each Series, at the following annual rates plus out of pocket expenses.
First $15 billion	0.10%
Greater than $15 billion	0.095%
Prior to January 1, 2014, for its services as administrator, the Administrator received an administration fee based upon the average net assets across all Series at the following annual rates:
First $5 billion	0.09%
$5 billion to $15 billion	0.08%
Greater than $15 billion	0.07%
For purposes of applying the fee breakpoints, the Trust’s average net assets were aggregated with average net assets of certain other funds in the Fund Complex for which Virtus Fund Services acts as administrator.
The following table shows the dollar amount of fees paid to the Administrator for the fiscal years ended December 31, 2014, 2015 and 2016, for its administrative services with respect to each Series.
Series	2014	2015	2016
Duff & Phelps International Series	$301,260	$241,483	$188,417
Duff & Phelps Real Estate Securities Series	$100,354	$96,699	$85,260
Equity Trend Series	$30,128	$19,197	$59,787
KAR Capital Growth Series	$211,872	$216,173	$193,895
KAR Small-Cap Growth Series	$62,931	$59,923	$57,809
KAR Small-Cap Value Series	$116,336	$102,784	$91,007
Newfleet Multi-Sector Intermediate Bond Series	$170,466	$146,673	$133,166
Rampart Enhanced Core Equity Series	$143,574	$126,640	$101,565
Strategic Allocation Series	$134,403	$119,616	$99,735
Sub-administrative and Accounting Agent
The Trust has entered into an agreement with BNY Mellon, 301 Bellevue Parkway, Wilmington, DE 19809, pursuant to which BNY Mellon acts as sub-administrative and accounting agent of the Trust. For its services in this capacity, BNY Mellon receives a fee based on the average net assets across all Non-Money Market Funds within the Fund Complex serviced under that agreement, including the Series, at the following incremental rates:

First $15 billion	0.0325%
$15+ billion to $30 billion	0.0225%
$30+ billion to $50 billion	0.0075%
Greater than $50 billion	0.005%
Distributor
VP Distributors, a broker-dealer registered with FINRA, an indirect, wholly-owned subsidiary of Virtus and an affiliate of the Adviser and certain subadvisers, serves as distributor of the Series’ shares. The principal office of VP Distributors is located at 100 Pearl Street, Hartford, Connecticut 06103. George R. Aylward, Kevin J. Carr, Nancy J. Engberg and Francis G. Waltman, each serve as an officer of the Trust and as an officer for the Distributor.
The Trust and VP Distributors have entered into an underwriting agreement under which VP Distributors has agreed to use its best efforts to find purchasers for Trust shares and the Trust has granted to VP Distributors the exclusive right to purchase from the Series and resell, as principal, shares needed to fill unconditional orders for Series shares. For its services under the underwriting agreement, VP Distributors may receive payments from the Trust pursuant to the Distribution Plan pursuant to Rule 12b-1 under the 1940 Act (the “Distribution Plan”) described below.
The Trust’s Underwriting Agreement was approved by the Board at a Board meeting held on July 27, 2010, and was effective on November 5, 2010. The Underwriting Agreement will remain in effect from year to year provided the Distribution Agreement’s continuance is approved annually by (i) a majority of the Trustees who are not parties to such agreement or “interested persons” (as defined in the 1940 Act) of the Trust or a Series and, if applicable, who have no direct or indirect financial interest in the operation of the Distribution Plan or any such related agreement and (ii) either by vote of a majority of the Trustees or a majority of the outstanding voting securities (as defined in the 1940 Act) of the Trust.
Custodian
JPMorgan Chase Bank, N.A., One Chase Manhattan Plaza, 19th Floor, New York, NY 10005, serves as the custodian (the “Custodian”) of the Series’ assets. The Custodian designated by the Board holds the securities in the Series’ portfolios and other assets for safe keeping. The Custodian does not and will not participate in making investment decisions for the Series. The Trust has authorized the Custodian to appoint one or more sub-custodians for the assets of the Series held outside the United States. The securities and other assets of each Series are held by its Custodian or any sub-custodian separate from the securities and assets of each other Series.
Transfer Agent
Under a Transfer Agent Agreement, BNY Mellon acts as transfer agent to the Trust, and as such, performs certain administrative functions related to recording the purchase and redemption of Trust shares and serving as dividend paying agent. For these services, BNY Mellon receives a flat rate from the Series, plus per account fees and certain out-of-pocket charges.
Legal Counsel to the Trust and the Independent Trustees
Sullivan & Worcester, LLP, 1666 K Street, NW, Washington, DC 20006, acts as legal counsel to the Trust and its Independent Trustees and reviews certain legal matters for the Trust in connection with the shares offered by the Prospectus.
Independent Registered Public Accounting Firm
PricewaterhouseCoopers LLP serves as the independent registered public accounting firm for the Trust. PwC audits the Trust’s annual financial statements and expresses an opinion thereon. The independent registered public accounting firm also provides other accounting and tax-related services as requested by the Trust from time to time. PwC's business address is Two Commerce Square, Suite 1800, 2001 Market Street, Philadelphia, PA 19103.
DISTRIBUTION PLAN
The Trust has adopted Distribution Plan for the Class A shares of the Series, to compensate the Distributor for the services it provides and for the expenses it bears under the underwriting agreement. The Distribution Plan provides that the Trust, on behalf of each Series, may pay the Distributor annually up to 0.25% of the average daily net assets of the Class A Shares of a Series attributable to its shares in respect to activities primarily intended to result in the sale of shares of the Series. Under the terms of the Distribution Plan and the related Underwriting Agreement, each Series is authorized to make payments monthly to the Distributor that may be used to pay or reimburse entities providing distribution and shareholder servicing with respect to the shares of the Series for such entities’ fees or expenses incurred or paid in that regard. The Distribution Plan is of a type known as a “compensation” plan because payments are made for services rendered to the Trust with respect to shares of the Series regardless of the level of expenditures by the Distributor. The Trustees will, however, take into account such expenditures for purposes of reviewing operations under the Distribution Plan and in connection with their annual consideration of the Distribution Plan’s renewal. Expenditures under the Distribution Plan may include, without limitation: (a) transmitting of prospectuses, statements of additional information, any supplements thereto, proxy statements and shareholder reports for prospective Contract owners with respect to the shares of the Series; (b) those relating to the development, preparation, printing and mailing of advertisements, sales literature and other promotional materials describing and/or relating to the shares of the Series; (c) holding seminars and sales meetings designed to promote the distribution of shares of the Series; (d) obtaining information and providing explanations to wholesale and retail distributors of contracts regarding Series investment objectives and policies and other information about the Series, including the performance of the Series; (3) training sales personnel regarding the shares of the Series; and (f) financing any other activity that the Distributor determines is primarily intended to result in the sale of shares of the Series.
For the fiscal years ended December 31, 2014, 2015 and 2016, the Series paid fees under the Distribution Plan (known as “12b-1 fees”) in the amount of $3,177,356, $2,822,250 and $2,395,194, respectively. The Rule 12b-1 payments were used for unaffiliated third party distribution and administration services.
The Distribution Plan and any Rule 12b-1 related agreement that is entered into by the Trust or the Distributor in connection with the Distribution Plan will continue in effect for a period of more than one year only so long as continuance is specifically approved at least annually by vote of a majority of the Trust’s Board, and of a majority of the Independent Trustees, cast in person at a meeting called for the purpose of voting on the Distribution Plan or any Rule 12b-1 related agreement. In addition, the Distribution Plan and any Rule 12b-1 related agreement may be terminated as to shares of a Series at any time, without penalty, by vote of a majority of the outstanding shares of that Series, or by vote of a majority of the Independent Trustees. The Distribution Plan also provides that it may not be amended to increase materially the amount that may be spent for distribution of shares of any Series without the approval of shareholders of Class A Shares of that Series.
The Plan requires that at least quarterly the Board review a written report with respect to the amounts expended under the Plan and the purposes for which such expenditures were made. While the Plan is in effect, the Trust will be required to commit the selection and nomination of candidates for Independent Trustees to the discretion of other Independent Trustees.
The following table shows Rule 12b-1 fees paid by the Series to VP Distributors for the year ended December 31, 2016. The Rule 12b-1 Fees were primarily used to compensate insurance companies for services that they provided.
Series	Rule 12b-1 Fees Paid ($)
Duff & Phelps International Series	471,813
Duff & Phelps Real Estate Securities Series	213,179
Equity Trend Series	14,648
KAR Capital Growth Series	485,776
KAR Small-Cap Growth Series	144,328
KAR Small-Cap Value Series	228,045
Newfleet Multi-Sector Intermediate Bond Series	333,057
Rampart Enhanced Core Equity Series	254,492
Strategic Allocation Series	249,856
No interested person of the Trust and no Trustee who is not an interested person of the Trust, as that term is defined in the 1940 Act, had any direct or indirect financial interest in the operation of the Distribution Plan or related agreements.
FINRA regards certain distribution fees as asset-based sales charges subject to FINRA sales load limits. FINRA’s maximum sales charge rule may require the Board to suspend distribution fees or amend the Distribution Plan.

PORTFOLIO MANAGERS
Other Accounts Managed by Portfolio Managers and Potential Conflicts of Interest
As described in each Series’ prospectuses, the portfolio manager(s) who are responsible for the Series are
Series	Portfolio Manager(s)
Duff & Phelps International Series	Frederick A. Brimberg
Duff & Phelps Real Estate Securities Series	Geoffrey P. Dybas Frank J. Haggerty, Jr.
Equity Trend Series	Michael Davis Brendan R. Finneran Robert F. Hofeman Jr. Warun Kumar
KAR Capital Growth Series	Doug Foreman
KAR Small-Cap Growth Series	Todd Beiley Jon Christensen
KAR Small-Cap Value Series	Julie Kutasov Craig Stone
Newfleet Multi-Sector Intermediate Bond Series	David L. Albrycht
Rampart Enhanced Core Equity Series	Michael Davis Brendan R. Finneran Robert F. Hofeman Jr. Warun Kumar
Strategic Allocation Series	David L. Albrycht Frederick A. Brimberg Doug Foreman Stephen H. Hooker
There may be certain inherent conflicts of interest that arise in connection with the portfolio managers’ management of a Series’ investments and the investments of any other accounts they manage. The Board has adopted on behalf of the Series policies and procedures designed to address any such conflicts of interest to ensure that all transactions are executed in the best interest of the Series’ shareholders. Each subadviser is required to certify its compliance with these procedures to the Board on a quarterly basis. There have been no material compliance issues with respect to any of these policies and procedures during the Series’ most recent fiscal year.
The following table provides information as of December 31, 2016, regarding all accounts managed by the portfolio managers and portfolio management team members for each of the Series as named in the prospectus. In the table, Registered Investment Companies include all open and closed-end mutual funds. Pooled Investment Vehicles (PIVs) include, but are not limited to, securities of issuers exempt from registration under Section 3(c) of the Investment Company Act, such as private placements and hedge funds. Other accounts would include, but are not limited to, individual managed accounts, separate accounts, institutional accounts, pension funds, collateralized bond obligations and collateralized debt obligations. The portfolio managers managing the Series may also manage or be members of management teams for certain Virtus Mutual Funds or other similar accounts.
Other Accounts (No Performance Based Fees)
	Registered Investment Companies		Other Pooled Investment Vehicles (PIVs)		Other Accounts
Portfolio Manager	Number of Accounts	Total Assets	Number of Accounts	Total Assets	Number of Accounts	Total Assets
David L. Albrycht	20	$11.2 billion	1	$42 million	0	N/A
Todd Beiley (1)	4	$1.0 billion	0	N/A	533	$2.6 billion
Frederick A. Brimberg	5	$290 million	0	0	37	$112 million
Jon Christensen(1)	4	$1.1 billion	0	N/A	497	$2.57 billion
Michael Davis	9	$1.57 billion	0	N/A	0	N/A
Geoffrey P. Dybas	4	$1.38 billion	2	$25.9 million	16	$1.0 billion
Brendan R. Finneran	9	$1.57 billion	0	N/A	135	$476 million
Doug Foreman (1)	6	$972 million	0	N/A	118	$163 million

	Registered Investment Companies		Other Pooled Investment Vehicles (PIVs)		Other Accounts
Portfolio Manager	Number of Accounts	Total Assets	Number of Accounts	Total Assets	Number of Accounts	Total Assets
Frank J. Haggerty, Jr.	4	$1.38 billion	2	$25.9 million	16	$1.0 billion
Robert F. Hofeman, Jr.	9	$1.57 billion	0	N/A	135	$476 million
Stephen H. Hooker	1	$31 million	0	N/A	0	N/A
Warun Kumar	9	$1.57 billion	0	N/A	0	N/A
Julie Kutasov (1)	4	$641 million	0	N/A	413	$2.8 billion
Craig Stone (1)	6	$757 million	0	N/A	460	$2.85 billion
(1)
These investment professionals function as a team and are not segregated along product lines or by client type. The portfolio managers work on all core equity products and the data shown for these managers reflects firm-level numbers of accounts and assets under management segregated by vehicle type.

Other Accounts with Performance Based Fees
	Registered Investment Companies		Other Pooled Investment Vehicles (PIVs)		Other Accounts
Portfolio Manager	Number of Accounts	Total Assets	Number of Accounts	Total Assets	Number of Accounts	Total Assets
David L. Albrycht	2	$171 million	0	N/A	0	N/A
Description of any Potential Material Conflicts of Interest
VIA, Duff  & Phelps, KAR, Newfleet and Rampart
There may be certain inherent conflicts of interest that arise in connection with the portfolio managers’ management of a Series’ investments and the investments of any other accounts they manage. Such conflicts could include the aggregation of orders for all accounts managed by a particular portfolio manager, the allocation of purchases across all such accounts, the allocation of IPOs and any soft dollar arrangements that the Subadviser may have in place that could benefit the Series and/or such other accounts. In certain cases, other accounts managed by the same portfolio manager may compensate the Subadviser based on the performance of the portfolio held by that account. The existence of such performance-based fee may create additional conflicts of interest for the portfolio manager in the allocation of management time, resources and investment opportunities. The Board has adopted on behalf of the Series policies and procedures designed to address any such conflicts of interest to ensure that all transactions are executed in the best interest of the Series’ shareholders. Each subadviser is required to certify its compliance with these procedures to the Board on a quarterly basis. There have been no material compliance issues with respect to any of these policies and procedures during the Series’ most recent fiscal year. Additionally, any conflicts of interest between the investment strategies of a Series and the investment strategies of other accounts managed by portfolio managers are not expected to be material since portfolio managers generally manage funds and other accounts having similar investment strategies.
Portfolio Manager Compensation
VIA, Duff  & Phelps, KAR, Newfleet and Rampart
Virtus Investment Partners, Inc. and its affiliated investment management firms, including Duff  & Phelps, KAR, Newfleet and Rampart (collectively “Virtus”), believe that the firm’s compensation program is adequate and competitive to attract and retain high-caliber investment professionals. Investment professionals at Virtus receive a competitive base salary, an incentive bonus opportunity and a benefit package. Certain professionals who supervise and manage others also participate in a management incentive program reflecting their personal contribution and team performance. Certain key individuals also have the opportunity to take advantage of a Long-Term Incentive Compensation program, including potential awards of Virtus restricted stock units (“RSUs”) with a multi-year vesting, subject to Virtus board approval, and opportunities to defer their compensation and reduce tax implications.
Following is a more detailed description of the compensation structure.
Base Salary. Each portfolio manager is paid a fixed base salary, which is determined by Virtus and is designed to be competitive in light of the individual’s experience and responsibilities. Virtus management uses compensation survey results of investment industry compensation conducted by an independent third party in evaluating competitive market compensation for its investment management professionals.
Incentive Bonus. Incentive bonus pools are based upon individual firm profits and in some instances overall Virtus profitability. The short-term incentive payment is generally paid in cash, but a portion may be made in Virtus RSUs.

Individual payments are assessed using comparisons of actual investment performance compared with specific peer group or index measures established at the beginning of each calendar year. Performance of the funds/accounts managed is measured over one-, three- and five-year periods. Generally, an individual manager’s participation is based on the performance of each fund/account managed as weighted roughly by total assets in each of these funds/accounts. In certain instances comparison of portfolio risk factors to peer or index risk factors, as well as achievement of qualitative goals, may also be components of the individual payment potential.
The Performance Incentive Plan applicable to some portfolio managers varies from the description above. For instance, plans applicable to certain portfolio managers (i) may have an override based upon revenues generated, (ii) may contain a component that is based on the profitability of the management division with which the portfolio manager is associated, or (iii) may contain a guaranteed payout.
Other benefits. Portfolio managers are also eligible to participate in broad-based plans offered generally to employees of Virtus and its affiliates, including 401(k), health and other employee benefit plans.
Portfolio Manager Series Ownership
None of the Portfolio Managers own shares in any of the Series they manage.
BROKERAGE ALLOCATION AND OTHER PRACTICES
In effecting transactions for the Series, the applicable subadviser (throughout this section, “Subadviser”) adheres to the Trust’s policy of seeking best execution and price, determined as described below, except to the extent it is permitted to pay higher brokerage commissions for “brokerage and research services” as defined herein. The determination of what may constitute best execution and price in the execution of a securities transaction by a broker involves a number of considerations including, without limitation, the overall direct net economic result to the Series (involving both price paid or received and any commissions and other costs paid), the efficiency with which the transaction is effected, the ability to effect the transaction at all where a large block is involved, availability of the broker to stand ready to execute possibly difficult transactions in the future and the financial strength and stability of the broker. Such considerations are judgmental and are weighed by the Subadviser in determining the overall reasonableness of brokerage commissions paid by the Series.
The Subadviser may cause a Series to pay a broker an amount of commission for effecting a securities transaction in excess of the amount of commission which another broker or dealer would have charged for effecting that transaction if the Subadviser determines in good faith that such amount of commission is reasonable in relation to the value of the brokerage and research services provided by such broker. As provided in Section 28(e) of the Securities Exchange Act of 1934, “brokerage and research services” include advising as to the value of securities, the advisability of investing in, purchasing or selling securities, the availability of securities or purchasers or sellers of securities; furnishing analyses and reports concerning issuers, industries, securities, economic factors and trends, portfolio strategy and the performance of accounts, and effecting securities transactions and performing functions incidental thereto (such as clearance and settlement). Brokerage and research services provided by brokers to the Series are considered to be in addition to and not in lieu of services required to be performed by each Subadviser under its contract with the Trust and may benefit both the Series and other accounts of the Subadviser. Conversely, brokerage and research services provided by brokers to other accounts of the Subadviser may benefit the Series.
If the securities in which a particular Series invests are traded primarily in the over-the-counter market, where possible the Series will deal directly with the dealers who make a market in the securities involved unless better prices and executions are available elsewhere. Such securities may be purchased directly from the issuer. Bonds and money market instruments are generally traded on a net basis and do not normally involve either brokerage commissions or transfer taxes.
The Trust has implemented, and the Board has approved, policies and procedures reasonably designed to prevent (i) the Subadvisers’ personnel responsible for the selection of broker-dealers to effect fund portfolio securities transactions from taking into account, in making those decisions, a broker-dealer’s promotion or sales efforts, and (ii) the Trust, its Adviser, Subadvisers and Distributor from entering into any agreement or other understanding under which the Series direct brokerage transactions or revenue generated by those transactions to a broker-dealer to pay for distribution of Series shares. These policies and procedures are designed to prevent the Trust from entering into informal arrangements to direct portfolio securities transactions to a particular broker.
The Trust has adopted a policy and procedures governing the execution of aggregated advisory client orders (“bunching procedures”) in an attempt to lower commission costs on a per-share and per-dollar basis. According to the bunching procedures, a Subadviser shall aggregate transactions unless it believes in its sole discretion that such aggregation is inconsistent with its duty to seek best execution (which shall include the duty to seek best price) for the Series. No advisory account of the Subadviser is to be favored over any other account and each account that participates in an aggregated order is expected to participate at the average share price for all transactions of the Subadviser in that security on a given business day, with all transaction costs share pro rata based on the Series’ participation in the transaction. If the aggregated order is filled in its entirety, it shall be allocated among the Subadviser’s accounts in accordance with the allocation order, and if the order is partially filled, it shall be allocated pro rata based on the allocation order. Notwithstanding the foregoing, the order may be allocated on a basis different from that specified in the allocation order if all accounts of the Subadviser whose orders are allocated receive fair and equitable treatment and the reason for such different allocation is explained in writing and is approved in writing by the Subadviser’s compliance officer in accordance with applicable policies and procedures. If an aggregated order is partially filled and allocated on a basis different from that specified in the allocation order, no account that is benefited by such different allocation may intentionally and knowingly effect any purchase or sale for a reasonable period following the execution of the aggregated order that would result in it receiving or selling more shares than the amount of shares it would have received or sold had the aggregated order been completely filled. The Board will review these procedures from time to time as they deem appropriate.
The following table shows aggregate amount of brokerage commissions paid by each Series. This information is for the past three fiscal years.
	Aggregate Amount of Brokerage Commissions ($)
Series	2014	2015	2016
Duff & Phelps International Series	86,351	235,762*	365,765
Duff & Phelps Real Estate Securities Series	32,087	20,275	24,788
Equity Trend Series	29,549	14,161	2,397
KAR Capital Growth Series	82,289	55,096	73,612
KAR Small-Cap Growth Series	28,345	26,675	22,352
KAR Small-Cap Value Series	71,732	42,175	45,435
Newfleet Multi-Sector Intermediate Bond Series	—	—	780
Rampart Enhanced Core Equity Series	95,898	122,219	146,143
Strategic Allocation Series	52,283	70,006	76,312
*
The dollar amount of commissions paid by the Duff  & Phelps International Series for 2015 are materially higher than the amount paid for 2014 due to a change in subadviser that caused the Series’ portfolio to turn over.

Investment decisions for the Trust are made independently from those of the other investment companies or accounts advised by the Subadvisers. It may frequently happen that the same security is held in the portfolio of more than one fund or account. Simultaneous transactions are inevitable when several funds or accounts are managed by the same investment adviser, particularly when the same security is suited for the investment objectives of more than one fund or account. When two or more funds or accounts advised by a Subadviser are simultaneously engaged in the purchase or sale of the same security, the transactions are allocated among the funds or accounts in a manner equitable to each fund or account. It is recognized that in some cases this system could have a detrimental effect on the price or volume of the security as far as the Series are concerned. In other cases, however, it is believed that the ability of the Series to participate in volume transactions will produce better executions for the Series. It is the opinion of the Board of the Trust that the desirability of utilizing each Subadviser as an investment adviser to the Series outweighs the disadvantages that may be said to exist from simultaneous transactions.
Securities of Regular Broker-Dealers. The Series are required to identify the securities of their regular brokers or dealers (as defined in Rule 10b-1 under the 1940 Act) or their parent companies held by the Series as of the close of their most recent fiscal year. During the fiscal year ended December 31, 2016, the Series acquired securities of certain of the Series’ regular broker dealers or the parents of such firms. The aggregate holdings of the Series of those brokers or dealers as of December 31, 2016 (amounts in thousands) were as follows:
Series	Broker/Dealer	Value ($)
Equity Trend Series	Bank of America LLC	16
	Citigroup Global Markets Inc.	12
	Goldman Sachs & Co.	32
	JPMorgan Chase & Co.	22
	Morgan Stanley & Co., Inc.	22
	Wells Fargo & Co.	18
KAR Capital Growth Series	Bank of America LLC	5,526

Series	Broker/Dealer	Value ($)
Newfleet Multi-Sector Intermediate Bond Series	Bank of America LLC	1,476
	Barclays Bank PLC	885
	Citigroup Global Markets Inc.	1,548
	Credit Suisse First Boston Corp.	199
	Deutsche Bank Securities, Inc.	362
	Goldman Sachs & Co.	652
	Jefferies & Company, Inc.	188
	JPMorgan Chase & Co	3,063
	Morgan Stanley & Co., Inc.	1,378
	Wells Fargo & Co.	1,220
Rampart Enhanced Core Equity Series	Bank of America LLC	381
	Citigroup Global Markets Inc.	348
	Goldman Sachs & Co.	325
	JPMorgan Chase & Co.	302
	Morgan Stanley & Co., Inc.	393
Strategic Allocation Series	Bank of America LLC	2,957
	Barclays Bank PLC	115
	Citigroup Global Markets Inc.	774
	Citicorp Securities Services Inc.	129
	Credit Suisse First Boston Corp.	67
	Deutsche Bank Securities, Inc.	124
	Goldman Sachs & Co.	228
	Jefferies & Company, Inc.	171
	JPMorgan Chase & Co.	2,158
	Morgan Stanley & Co., Inc.	979
	Wells Fargo & Co.	928
A Series need only disclose information about an issuer that derived more than 15% of its gross revenues from the business of a broker, a dealer, an underwriter, or an investment adviser during its most recent fiscal year.
During the fiscal year ended December 31, 2016, the Series directed brokerage transactions to brokers for proprietary and third party research services. The amount of such transactions and related commissions were as follows:
Series	Research Commission Transactions ($)	Research Commissions ($)
Duff & Phelps International Series	21,284,390	313,444
Duff & Phelps Real Estate Securities Series	160,929	6,437
KAR Capital Growth Series	1,163,213	46,529
KAR Small-Cap Growth Series	421,614	15,753
KAR Small-Cap Value Series	518,775	20,751
Rampart Enhanced Core Equity Series	1,002,580	37,913
Strategic Allocation Series	1,367,250	46,960
PURCHASE, REDEMPTION AND PRICING OF SHARES
Purchase of Shares
The Series do not offer their shares to the general public but instead offer shares only to the separate accounts of participating insurance companies. The Trust has entered into an agreement with the insurance company sponsor of each separate account (participation agreement) setting forth the terms and conditions pursuant to which the insurance company will purchase and redeem shares of the Series. For information concerning the purchase of shares of the separate accounts, see the variable contract prospectus.
Redemption of Shares
The Trust will redeem any shares presented by the shareholder accounts for redemption. The accounts’ policies on when and whether to buy or redeem Trust shares are described in the contract prospectuses.

At the discretion of the Trustees, the Trust may, to the extent consistent with state and federal law, make payment for shares of a particular Series repurchased or redeemed in whole or in part in securities or other assets of such Series taken at current values. Should payment be made in securities, the shareholder accounts may incur brokerage costs in converting such securities to cash.
The right of redemption may be suspended or the payment date postponed for more than seven days only for any period during which trading on the NYSE is closed for other than customary weekend and holiday closings, or when trading on the NYSE is restricted, as determined by the SEC, for any period when an emergency (as defined by rules of the SEC) exists, or during any period when the SEC has, by order, permitted such suspension. In case of a suspension of the right of redemption, the shareholders may withdraw requests for redemption of shares prior to the next determination of NAV after the suspension has been terminated or they will receive payment of the NAV so determined.
The shareholder accounts may receive more or less than was paid for the shares, depending on the NAV of the shares at the time they are repurchased or redeemed.
Pricing of Shares
The NAV per share of each class of each Series generally is determined as of the close of regular trading (normally 4:00 PM eastern time) on days when the NYSE is open for trading. A Series will not calculate its NAV per share class on days when the NYSE is closed for trading.
The NYSE will be closed on the following observed national holidays: New Year’s Day, Martin Luther King, Jr. Day, Presidents’ Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day. Since the Series do not price securities on weekends or United States national holidays, the NAV of a Series’ foreign assets may be significantly affected on days when the investor may not be able to purchase or sell shares of the Series. The NAV per share of a Series is determined by adding the values of all securities and other assets of the Series, subtracting liabilities, and dividing by the total number of outstanding shares of the Series. Assets and liabilities are determined in accordance with generally accepted accounting principles and applicable rules and regulations of the SEC. The total liability allocated to a class, plus that class’s distribution fee and any other expenses allocated solely to that class, are deducted from the proportionate interest of such class in the assets of the Series, and the resulting amount of each is divided by the number of shares of that class outstanding to produce the NAV per share.
A security that is listed or traded on more than one exchange generally is valued at the official closing price on the exchange representing the principal exchange for such security. Because of the need to obtain prices as of the close of trading on various exchanges throughout the world, the calculation of NAV may not take place for any Series which invests in foreign securities contemporaneously with the determination of the prices of the majority of the portfolio securities of such Series. The foreign currency exchange rate used to price the currency in which foreign securities are denominated is generally the 4 p.m. Eastern Time spot rate. If at any time a Series has investments where market quotations are not readily available or are determined not to be reliable indicators of the value of the securities priced, such investments are valued at the fair value thereof as determined in good faith in accordance with policies and procedures approved by the Board.
Security valuation procedures for each Series, which include nightly price variance as well as back-testing such as bi-weekly unchanged price, monthly secondary source and transaction analysis, have been approved by the Board. All internally fair valued securities are approved by a valuation committee (the “Valuation Committee”) appointed by the Board. The Valuation Committee is comprised of the treasurer and assistant treasurer of the Trust, along with two appointees of the Adviser and two appointees of the Administrator who are identified to the Board. All internally fair valued securities, referred to below, are updated daily and reviewed in detail by the Valuation Committee monthly unless changes occur within the period. The Valuation Committee reviews the validity of any model inputs and any changes to the model when applicable. Internal fair valuations are reviewed by the Board at least quarterly.
Each Series utilizes a fair value hierarchy which prioritizes the inputs to valuation techniques used to measure fair value into three broad levels.
•
Level 1 – quoted prices in active markets for identical securities

•
Level 2 – prices determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•
Level 3 – prices determined using significant unobservable inputs (including the valuation committee’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

A description of the valuation techniques applied to a Series’ major categories of assets and liabilities measured at fair value on a recurring basis is as follows:
Equity securities are valued at the official closing price (typically last sale) on the exchange on which the securities are primarily traded, or if no closing price is available, at the last bid price and are categorized as Level 1 in the hierarchy. Restricted equity securities and private placements that are not widely traded, are illiquid or are internally fair valued by the valuation committee, are generally categorized as Level 3 in the hierarchy.
Certain non-U.S. securities may be fair valued in cases where closing prices are not readily available or are deemed not reflective of readily available market prices. For example, significant events (such as movement in the U.S. securities market, or other regional and local developments) may occur between the time that non-U.S. markets close (where the security is principally traded) and the time that a Series calculates its NAV that may impact the value of securities traded in these non-U.S. markets. In such cases the Series fair value non-U.S. securities using an independent pricing service which considers the correlation of the trading patterns of the non-U.S. security to the intraday trading in the U.S. markets for investments such as ADRs, financial futures, exchange traded funds, and certain indexes as well as prices for similar securities. Such fair valuations are categorized as Level 2 in the hierarchy. Because the frequency of significant events is not predictable, fair valuation of certain non-U.S. common stocks may occur on a frequent basis.
Debt securities, including restricted securities, are valued based on evaluated quotations received from independent pricing services or from dealers who make markets in such securities. For most bond types, the pricing service utilizes matrix pricing which considers one or more of the following factors: yield or price of bonds of comparable quality, coupon, maturity, current cash flows, type, and current day trade information, as well as dealer supplied prices. These valuations are generally categorized as Level 2 in the hierarchy. Structured debt instruments such as mortgage-backed and asset-backed securities may also incorporate collateral analysis and utilize cash flow models for valuation and are generally categorized as Level 2 in the hierarchy. Pricing services do not provide pricing for all securities and therefore indicative bids from dealers are utilized which are based on pricing models used by market makers in the security and are generally categorized as Level 2 in the hierarchy. Debt securities that are not widely traded, are illiquid, or are internally fair valued by the valuation committee are generally categorized as Level 3 in the hierarchy.
Listed derivatives that are actively traded are valued based on quoted prices from the exchange and are categorized as Level 1 in the hierarchy.
Over-the-counter (OTC) derivative contracts, which include forward currency contracts and equity linked instruments, do not require material subjectivity as pricing inputs are observed from actively quoted markets and are categorized as Level 2 in the hierarchy.
Investments in open-end mutual funds are valued at their closing NAV each business day and are categorized as Level 1 in the hierarchy.
Short-term notes having a remaining maturity of 60 days or less are valued at amortized cost, which approximates market, and are generally categorized as Level 2 in the hierarchy.
DIVIDENDS, DISTRIBUTIONS AND TAXES
The following discussion of the federal tax status of the Series is a general and abbreviated summary based on tax laws and regulations in effect on the date of this statement of additional information. Tax law is subject to change by legislative, administrative or judicial action.
Qualification as a Regulated Investment Company
Each Series is treated as a separate taxpayer for federal income tax purposes. The Trust intends for each Series to elect to be treated as a regulated investment company under Subchapter M of Chapter 1 of the Code and to qualify as a regulated investment company each year. If a Series: (1) continues to qualify as a regulated investment company, and (2) distributes to its shareholders at least 90% of its investment company taxable income (including for this purpose its net ordinary investment income and realized net short-term capital gains) and 90% of its tax-exempt interest income (reduced by certain expenses) (the “90% distribution requirement”), which the Trust intends each Series to do, then under the provisions of Subchapter M of the Code the Series should have little or no liability for federal income taxes. In particular, a Series will not be subject to federal income tax on the portion of its investment company taxable income and net capital gain (i.e., realized net long-term capital gain in excess of realized net short-term capital loss) it distributes to shareholders (or treats as having been distributed to shareholders).
Each Series generally will endeavor to distribute (or treat as deemed distributed) to shareholders all of its investment company taxable income and its net capital gain, if any, for each taxable year so that it will not incur federal income taxes on its earnings.

A Series must meet several requirements to maintain its status as a regulated investment company. These requirements include the following:
1.
at least 90% of its gross income for each taxable year must be derived from:

a.
dividends, interest, payments with respect to securities loans, gains from the sale or disposition of stock or securities (including gains from related investments in foreign currencies), and other income (including gains from options, futures or forward contracts) derived with respect to its business of investing in such stock, securities, or currencies, and

b.
net income derived from an interest in a “qualified publicly traded partnership;” and

2.
at the close of each quarter of the Series’ taxable year:

a.
at least 50% of the value of the Series’ total assets must consist of cash, cash items, securities of other regulated investment companies, U.S. Government securities and other securities generally limited in respect to any one issuer to 5% of the value of the Series’ assets and to not more than 10% of the outstanding voting securities of any issuer, and

b.
the Series must not invest more than 25% of its total assets in the securities (other than U.S. Government securities or the securities of other regulated investment companies) of any one issuer, the securities (other than the securities of other regulated investment companies) of two or more issuers that are controlled by the Series and that are engaged in the same or similar trades or businesses or related trades or businesses, or the securities of one or more “qualified publicly traded partnerships.”

Distributions to Avoid Federal Excise Tax
A regulated investment company generally must distribute in each calendar year an amount equal to at least the sum of: (1) 98% of its ordinary taxable income for the year, (2) 98.2% of its capital gain net income for the 12 months ended on October 31 of that calendar year, and (3) any ordinary income or net capital gain income not distributed for prior years (the “excise tax avoidance requirements”). To the extent that a regulated investment company fails to do this, it is subject to a 4% nondeductible federal excise tax on undistributed earnings. However, the excise tax does not apply to a regulated investment company whose only shareholders during the year are segregated asset accounts of life insurance companies supporting variable life insurance contracts or variable annuity contracts, certain qualified trusts, or other regulated investment companies, or parties that contributed in aggregate $250,000 or less in seed money to the Series. The Trust intends that each Series will either qualify for this exception or will make sufficient distributions each year to satisfy the excise tax avoidance requirements.
Section 817(h) Diversification Requirements
Each Series also intends to comply with Section 817(h) of the Code and the regulations issued thereunder, which impose certain investment diversification requirements on life insurance companies’ separate accounts that are used to support variable life insurance contracts and variable annuity contracts. A separate account may meet these requirements by investing solely in the shares of a regulated investment company registered under the 1940 Act as an open-end management investment company (such as the Series) provided that such regulated investment company satisfies the diversification requirements (as well as certain other requirements) of Section 817(h) of the Code and the regulations issued thereunder. These requirements are in addition to the diversification requirements of subchapter M and the 1940 Act, and may affect the securities in which a Series may invest. In order to comply with future requirements of Section 817(h) (or related provisions of the Code), a Series may be required, for example, to alter its investment objectives.
The Section 817(h) requirements place certain limitations on the assets of each separate account (or underlying regulated investment company) that may be invested in securities of a single issuer. Specifically, the regulations provide that, except as permitted by a “safe harbor” described below, as of the end of each calendar quarter, or within 30 days thereafter:
•
no more than 55% of a Series’ total assets may be represented by any one investment

•
no more than 70% by any two investments

•
no more than 80% by any three investments

•
no more than 90% by any four investments

The section 817(h) requirements provide, as a safe harbor, that a separate account (or underlying regulated investment company) will be treated as being adequately diversified if the diversification requirements under subchapter M are satisfied and no more than 55% of the value of the account’s total assets are cash and cash items, government securities, and securities of other regulated investment companies. For purposes of Section 817(h), all securities of the same issuer, all interests in the same real property project, and all interests in the same commodity are treated as a single investment. In addition, each U.S. Government agency or instrumentality is treated as a separate issuer.
Compliance with Applicable Requirements
If for any taxable year a Series fails to qualify as a regulated investment company or fails to satisfy the 90% distribution requirement, then all of its taxable income becomes subject to federal, and possibly state, income tax at regular corporate rates (without any deduction for distributions to its shareholders). In addition, if for any taxable year a Series fails to qualify as a regulated investment company, or fails to comply with the diversification (or other) requirements of section 817(h) of the Code and the regulations thereunder, owners of variable life insurance contracts and variable annuity contracts who have indirectly invested in the Series might be taxed currently on the investment earnings under their contracts and thereby lose the benefit of tax deferral. Accordingly, compliance with the above requirements is carefully monitored by the Series’ investment adviser, subadvisers and administrator, and each Series intends to comply with these requirements as they exist or as they may be modified from time to time. Compliance with the tax requirements described above may result in lower total return for a Series than would otherwise be the case, because, to comply with the above requirements, the investments utilized (and the time at which such investments are entered into and closed out) may be different from what the Series’ investment adviser and subadvisers might otherwise select.
Investments in Foreign Securities
Investment income received from sources within foreign countries, or capital gains earned by a Series investing in securities of foreign issuers, may be subject to foreign income taxes withheld at the source. In this regard, withholding tax rates in countries with which the United States does not have a tax treaty are often as high as 35% or more. The United States has entered into tax treaties with many foreign countries that may entitle a Series to a reduced rate of tax or exemption from tax on this related income and gains. The effective rate of foreign tax cannot be determined at this time since the amount of a Series’ assets to be invested within various countries is not now known. The Trust intends that each Series will operate so as to qualify for applicable treaty-reduced rates of tax where available.
If a Series acquires stock in certain foreign corporations that receive at least 75% of their annual gross income from passive sources (such as interest, dividends, rents, royalties or capital gain) or hold at least 50% of their total assets in investments producing such passive income (“passive foreign investment companies”), that Series could be subject to federal income tax and additional interest charges on “excess distributions” received from such companies or gain from the sale of stock in such companies, even if all income or gain actually received by the Series is timely distributed to its shareholders. The Series would not be able to pass through to its shareholders any credit or deduction for such a tax. Certain elections may, if available, ameliorate these adverse tax consequences, but any such election requires the applicable Series to recognize taxable income or gain without the concurrent receipt of cash. Any Series that acquires stock in foreign corporations may limit and/or manage its holdings in passive foreign investment companies to minimize its tax liability.
Foreign exchange gains and losses realized by a Series in connection with certain transactions involving non-dollar debt securities, certain foreign currency futures contracts, foreign currency option contracts, foreign currency forward contracts, foreign currencies, or payables or receivables denominated in a foreign currency are subject to Code provisions that generally treat such gains and losses as ordinary income and losses and may affect the amount, timing and character of distributions to shareholders. In addition, the Treasury has authority to issue regulations excluding from qualifying income for regulated investment company qualification purposes foreign currency gains (possibly including gains from speculative currency positions or currency derivatives not used for hedging purposes) that are not directly related to a Series’ business of investing in stock or securities (or options and futures with respect to stock or securities).
Investments with Original Issue Discount
Each Series that invests in certain payment-in-kind instruments, zero coupon securities or certain deferred interest securities (and, in general, any other securities with original issue discount or with market discount if the Series elects to include market discount in current income) must accrue income on such investments prior to the receipt of the corresponding cash. However, because each Series must meet the 90% distribution requirement to qualify as a regulated investment company, a Series may have to dispose of its portfolio investments under disadvantageous circumstances to generate cash, or may have to leverage itself by borrowing the cash, to satisfy distribution requirements.

Options, Futures, and Swaps
A Series’ transactions in options contracts and futures contracts are subject to special provisions of the Code that, among other things, may affect the character of gains and losses realized by the Series (that is, may affect whether gains or losses are ordinary or capital), accelerate recognition of income to the Series and defer losses of the Series. These rules (1) could affect the character, amount and timing of distributions to shareholders of a Series, (2) could require the Series to “mark to market” certain types of the positions in its portfolio (that is, treat them as if they were closed out) and (3) may cause the Series to recognize income without receiving cash with which to make distributions in amounts necessary to satisfy the 90% distribution requirement and the excise tax avoidance requirements described above. To mitigate the effect of these rules and prevent disqualification of a Series as a regulated investment company, the Trust seeks to monitor transactions of each Series, seeks to make the appropriate tax elections on behalf of each Series and seeks to make the appropriate entries in each Series’ books and records when the Series acquires any option, futures contract or hedged investment.
The federal income tax rules applicable to interest rate swaps, caps and floors are unclear in certain respects, and a Series may be required to account for these transactions in a manner that, in certain circumstances, may limit the degree to which it may utilize these transactions.
Investor Taxation
Under current law, owners of variable life insurance contracts and variable annuity contracts who are indirectly invested in a Series generally are not subject to federal income tax on Series earnings or distributions or on gains realized upon the sale or redemption of Series shares until they are withdrawn from the contract. For information concerning the federal income tax consequences to the owners of variable life insurance contracts and variable annuity contracts, see the prospectuses for such contracts.
PERFORMANCE INFORMATION
Performance information for the Series (and either class of the Series) may be included in advertisements, sales literature or reports to shareholders or prospective investors. Performance information in advertisements and sales literature may be expressed as a yield of a class of shares and as a total return of a class of shares.
Advertisements, sales literature and other communications may contain information about the Series’ and their subadvisers’ current investment strategies and management styles. Current strategies and styles may change to allow the Series to respond quickly to changing market and economic conditions. From time to time the Series may include specific portfolio holdings or industries in such communications. To illustrate components of overall performance, each Series may separate its cumulative and average annual returns into income and capital gains components.
Performance information reflects only the performance of a hypothetical investment in each class during the particular time period on which the calculations are based. Performance information should be considered in light of a Series’ investment objectives and policies, characteristics and quality of the portfolio, and the market condition during the given time period, and should not be considered as a representation of what may be achieved in the future.
FINANCIAL STATEMENTS
The fiscal year of the Trust ends on December 31. The Trust prepares financial statements at least semiannually, and the participating insurance companies have agreed to send copies of such financial statements to every contract owner or policy owner having an interest in the accounts. An annual report containing financial statements audited by the Trust’s independent registered public accounting firm, PricewaterhouseCoopers LLP, will be sent to such contract owners and policy owners each year and is available without charge upon request.
The Series’ financial statements for the Trust’s fiscal year ended December 31, 2016, appearing in the Series’ 2016 Annual Report to Shareholders, are incorporated herein by reference.

APPENDIX A — DESCRIPTION OF RATINGS
Moody’s Investors Service, Inc.
•
Aaa Bonds that are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as “gilt edge.” Interest payments are protected by a large or exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

•
Aa Bonds that are rated Aa are judged to be of high quality by all standards. Together with the Aaa group the comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuations of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than in Aaa securities.

•
A Bonds that are rated A possess many favorable investment attributes and are to be considered as upper medium grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present which suggest a susceptibility to impairment sometime in the future.

•
Baa Bonds that are rated Baa are considered as medium grade obligations, i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

Moody’s also provides credit ratings for preferred stocks. Preferred stock occupies a junior position to bonds within a particular capital structure.
•
aaa An issue that is rated “aaa” is considered to be a top-quality preferred stock. This rating indicates good asset protection and the least risk of dividend impairment within the universe of preferred stocks.

•
aa An issue that is rated “aa” is considered a high-grade preferred stock. This rating indicates that there is a reasonable assurance that earnings and asset protection will remain relatively well maintained in the foreseeable future.

•
a An issue that is rated “a” is considered to be an upper-medium grade preferred stock. While risks are judged to be somewhat greater than in the “aaa” and “aa” classifications, earnings and asset protections are, nevertheless, expected to be maintained at adequate levels.

•
baa An issue that is rated “baa” is considered to be a medium grade preferred stock, neither highly protected nor poorly secured. Earnings and asset protection appear adequate at present but may be questionable over any great length of time.

Moody’s ratings for municipal notes and other short-term loans are designated Moody’s Investment Grade (MIG). This distinction is in recognition of the differences between short-term and long-term credit risk. Loans bearing the designation MIG 1 are of the best quality, enjoying strong protection by establishing cash flows of funds for their servicing or by established and broad-based access to the market for refinancing, or both. Loans bearing the designation MIG 2 are of high quality, with margins of protection ample although not so large as in the preceding group. A short term issue having a demand feature (i.e., payment relying on external liquidity and usually payable on demand rather than fixed maturity dates) is differentiated by Moody’s with the use of the Symbol VMIG, instead of MIG.
Standard & Poor’s Corporation
•
AAA Bonds rated AAA have the higher rating assigned by Standard & Poor’s Corporation. Capacity to pay interest and repay principal is extremely strong.

•
AA Bonds rated AA have a very strong capacity to pay interest and repay principal and differ from the higher rated issues only in small degree.

•
A Bonds rated A have a very strong capacity to pay interest and repay principal, although they are somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than bonds in higher rated categories.

•
BBB Bonds rated BBB are regarded as having an adequate capacity to pay interest and repay principal. Whereas they normally exhibit adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for bonds in this category than in higher rated categories.

S&P’s top ratings for municipal notes issued after July 29, 1984 are SP-1 and SP-2. The designation SP-1 indicates a very strong capacity to pay principal and interest. A “+” is added for those issues determined to possess overwhelming safety characteristics. An “SP-2” designation indicates a satisfactory capacity to pay principal and interest.
Commercial paper rated A-2 or better by S&P is described as having a very strong degree of safety regarding timeliness and capacity to repay. Additionally, as a precondition for receiving an S&P commercial paper rating, a bank credit line and/or liquid assets must be present to cover the amount of commercial paper outstanding at all times.
The Moody’s Prime-2 rating and above indicates a strong capacity for repayment of short-term promissory obligations.
Fitch Corporate Bond Ratings
•
AAA Bonds rated AAA are considered to be investment grade and of the highest credit quality. The obligor has an exceptionally strong ability to pay interest and repay principal, which is unlikely to be affected by reasonably foreseeable events.

•
AA Bonds rated AA are considered to be investment grade and of very high credit quality. The obligor’s ability to pay interest and repay principal is very strong, although not quite as strong as bonds rated AAA. Because bonds rated in the AAA and AA categories are not significantly vulnerable to foreseeable future developments, short-term debt of these issuers is generally rated F-1+.

•
A Bonds rated A are considered to be investment grade and of high credit quality. The obligor’s ability to pay interest and repay principal is considered to be strong, but may be more vulnerable to adverse changes in economic conditions and circumstances than bonds with higher ratings.

•
BBB Bonds rated BBB are considered to be investment grade and of satisfactory credit quality. The obligor’s ability to pay interest and repay principal is considered to be adequate. Adverse changes in economic conditions and circumstances, however, are more likely to have an adverse impact on these bonds and, therefore, impair timely payment. The likelihood that the ratings of these bonds will fall below investment grade is higher than for bonds with higher ratings.

•
BB Bonds rated BB are considered speculative. The obligor’s ability to pay interest and repay principal may be affected over time by adverse economic changes. However, business and financial alternatives can be identified which could assist the obligor in satisfying its debt service requirements.

•
B Bonds rated B are considered highly speculative. While bonds in this class are currently meeting debt service requirements, the probability of continued timely payment of principal and interest reflects the obligor’s limited margin of safety and the need for reasonable business and economic activity throughout the life of the issue.

•
CCC Bonds rated CCC have certain identifiable characteristics, which, if not remedied, may lead to default. The ability to meet obligations requires an advantageous business and economic environment.

•
CC Bonds rated CC are minimally protected. Default in payment of interest and/or principal seems probable over time.

•
C Bonds rated C are in imminent default in payment of interest or principal.

•
DDD, DD and D Bonds rated DDD, DD and D are in actual default of interest and/or principal payments. Such bonds are extremely speculative and should be valued on the basis of their ultimate recovery value in liquidation or reorganization of the obligor. DDD represents the highest potential for recovery on these bonds and D represents the lowest potential for recovery.

Plus (+) and minus (–) signs are used with a rating symbol to indicate the relative position of a credit within the rating categories.

APPENDIX B — CONTROL PERSONS AND PRINCIPAL SHAREHOLDERS

Control Persons

Phoenix Life Insurance Company ("Phoenix"), PHL Variable Insurance Company ("PHL Variable"), Security Benefit Life Insurance Company ("Security Benefit Life"), Lincoln National Life Insurance Company ("Lincoln Financial") and Jefferson National Life Insurance Co. ("Jefferson National"), provide variable insurance and annuity products, and are control persons of certain Series of the Trust.

Phoenix (a New York insurance company) and PHL Variable (a Connecticut insurance company) are direct, wholly owned subsidiaries of The Phoenix Companies, Inc. ("PNX"). Jefferson National (a Texas insurance company) is a wholly-owned subsidiary of Jefferson National Financial Corp. Security Benefit Life (a Kansas insurance company) is wholly-owned by Security Benefit Corporation ("Security Benefit"). Lincoln Life (an Indiana insurance company) is wholly-owned by Lincoln National Corporation ("Lincoln National"). The addresses of these control persons are listed in the table below.

A shareholder owning of record or beneficially more than 25% of a Series’ outstanding shares may be considered a control person. That shareholder’s vote could have a more significant effect on matters presented at a shareholders’ meeting than votes of other shareholders.

Principal Shareholders

The following table sets forth information for each class of shares of the Series as of April 3, 2017, with respect to each person who owns of record or is known by the Trust to own of record or beneficially own 5% or more of any class of any Series’ outstanding securities, as noted.

Name and Address	Name of Series/Class	Percentage of Class Outstanding
JEFFERSON NATIONAL LIFE INS CO C/O CARLA HIGGS 10350 ORMSBY PARK PL STE 600 LOUISVILLE KY 40223	VIRTUS EQUITY TREND SERIES-CLASS A	32.36%
	VIRTUS MULTI-SECTOR FIXED INCOME SERIES-CLASS A	6.29%
	VIRTUS REAL ESTATE SECURITIES SERIES-CLASS A	5.11%
PHL VARIABLE INSURANCE CO PHLVIC C/O PETER HOSNER 31 TECH VALLEY DR EAST GREENBUSH NY 12061-4134	VIRTUS CAPITAL GROWTH SERIES-CLASS A	16.18%
	VIRTUS ENHANCED CORE EQUITY SERIES-CLASS A	44.44%
	VIRTUS INTERNATIONAL SERIES-CLASS A	69.66%
	VIRTUS MULTI-SECTOR FIXED INCOME SERIES-CLASS A	49.44%
	VIRTUS REAL ESTATE SECURITIES SERIES-CLASS A	52.86%
	VIRTUS SMALL-CAP GROWTH SERIES-CLASS A	36.70%
	VIRTUS SMALL-CAP VALUE SERIES-CLASS A	59.09%
	VIRTUS STRATEGIC ALLOCATION SERIES-CLASS A	16.80%
PHOENIX LIFE INSURANCE CO PLIC C/O PETER HOSNER 31 TECH VALLEY DR EAST GREENBUSH NY 12061-4134	VIRTUS CAPITAL GROWTH SERIES-CLASS A	83.73%
	VIRTUS ENHANCED CORE EQUITY SERIES-CLASS A	55.07%
	VIRTUS INTERNATIONAL SERIES-CLASS A	29.17%
	VIRTUS MULTI-SECTOR FIXED INCOME SERIES-CLASS A	34.59%
	VIRTUS REAL ESTATE SECURITIES SERIES-CLASS A	36.08%
	VIRTUS SMALL-CAP GROWTH SERIES-CLASS A	62.64%
	VIRTUS SMALL-CAP VALUE SERIES-CLASS A	40.69%
	VIRTUS STRATEGIC ALLOCATION SERIES-CLASS A	83.19%
SECURITY BENEFIT LIFE VARIABLE ANNUITY ACCOUNT XIV 5801 SW 6TH AVE TOPEKA KS 66636-1001	VIRTUS EQUITY TREND SERIES-CLASS A	32.81%
SYMETRA LIFE INSURANCE CO U/A DTD 07/15/2005 ATTN ELIZABETH DAVIS 777 108TH AVE NE STE 1200 BELLEVUE WA 98004-5135	VIRTUS EQUITY TREND SERIES-CLASS I	10.92%
	VIRTUS MULTI-SECTOR FIXED INCOME SERIES-CLASS I	25.98%
	VIRTUS REAL ESTATE SECURITIES SERIES-CLASS I	39.98%
	VIRTUS SMALL-CAP GROWTH SERIES-CLASS I	83.70%
THE LINCOLN NATIONAL LIFE INSURANCE COMPANY 1300 S CLINTON ST FORT WAYNE IN 46802-3506	VIRTUS EQUITY TREND SERIES-CLASS A	31.75%
	VIRTUS MULTI-SECTOR FIXED INCOME SERIES-CLASS A	8.71%
	VIRTUS MULTI-SECTOR FIXED INCOME SERIES-CLASS I	23.95%
VIRTUS PARTNERS INC ATTN DAVID G HANLEY 100 PEARL ST FL 8 HARTFORD CT 06103-4500	VIRTUS EQUITY TREND SERIES-CLASS I	89.08%
	VIRTUS INTERNATIONAL SERIES-CLASS I	100.00%
	VIRTUS MULTI-SECTOR FIXED INCOME SERIES-CLASS I	50.07%
	VIRTUS REAL ESTATE SECURITIES SERIES-CLASS I	60.02%
	VIRTUS SMALL-CAP GROWTH SERIES-CLASS I	16.30%

93

VIRTUS VARIABLE INSURANCE TRUST

PART C—OTHER INFORMATION

Item 28.	Exhibits

(a)	Agreement and Declaration of Trust

1.   Agreement and Declaration of Trust (establishing the Delaware statutory trust into which the Registrant reorganized effective February 14, 2011), dated January 3, 2011, filed via EDGAR (as Exhibit a.26) with Post-Effective Amendment No. 62 (File No. 033-05033) on February 14, 2011, and incorporated herein by reference.

2.  *First Amendment to the Agreement and Declaration of Trust of the Registrant, dated November 17, 2016, filed via EDGAR (as Exhibit a.2) herewith.

(b)	Bylaws of Virtus Variable Insurance Trust, adopted January 3, 2011, filed via EDGAR (as Exhibit b) with Post-Effective Amendment No. 62 (File No. 033-05033) on February 14, 2011, and incorporated herein by reference.

(c)	See Articles III and V of the Agreement and Declaration of Trust; and Article II of the Bylaws.

(d)	Investment Advisory Contracts.

1.	Investment Advisory Agreement between Registrant and Virtus Investment Advisers, Inc. (“VIA”), dated November 5, 2010, on behalf of Capital Growth Series, Growth & Income Series, International Series, Multi-Sector Fixed Income Series, Real Estate Securities Series, Small-Cap Growth Series, Small-Cap Value Series and Strategic Allocation Series, filed via EDGAR (as Exhibit d.1) with Post-Effective Amendment No. 61 (File No. 033-05033) on December 1, 2010, and incorporated herein by reference.

a)	First Amendment to Investment Advisory Agreement between Registrant and VIA, effective as of February 14, 2011, on behalf of Premium AlphaSector Series (now known as Equity Trend Series), filed via EDGAR (as Exhibit d.1.a) with Post-Effective Amendment No. 66 (File No. 033-05033) on April 24, 2012, and incorporated herein by reference.

b)	Second Amendment to Investment Advisory Agreement between Registrant and VIA, effective as of January 1, 2014, filed via EDGAR (as Exhibit d.1.b) with Post-Effective Amendment No. 72 (File No. 033-05033) on April 28, 2014, and incorporated herein by reference.

c)	Third Amendment to Investment Advisory Agreement between Registrant and VIA, effective as of May 14, 2015, filed via EDGAR (as Exhibit d.1.c) with Post-Effective Amendment No. 78 (File No. 033-05033) on April 20, 2016, and incorporated herein by reference.

d)	*Fourth Amendment to Investment Advisory Agreement between Registrant and VIA, effective as of September 7, 2016, filed via EDGAR (as Exhibit d.1.d) herewith.

2.	Subadvisory Agreement between Newfleet Asset Management, LLC (“Newfleet”) and VIA, dated June 17, 2011, on behalf of the Multi-Sector Fixed Income Series and Strategic Allocation Series, filed via EDGAR (as Exhibit d.2.a) with Post-Effective Amendment No. 66 (File No. 033-05033) on April 24, 2012, and incorporated herein by reference.

a)	First Amendment to Subadvisory Agreement between Newfleet and VIA, dated January 1, 2014, filed via EDGAR (as Exhibit d.2.a) with Post-Effective Amendment No. 72 (File No. 033-05033) on April 28, 2014, and incorporated herein by reference.

3.	Subadvisory Agreement between Duff & Phelps Investment Management Co. (“DPIM”) and VIA, dated November 5, 2010, on behalf of the Real Estate Securities Series, filed via EDGAR (as Exhibit d.5) with Post-Effective Amendment No. 61 (File No. 033-05033) on December 1, 2010, and incorporated herein by reference.

a)	First Amendment to Subadvisory Agreement between DPIM and VIA, dated January 1, 2014, filed via EDGAR (as Exhibit d.5.a) with Post-Effective Amendment No. 72 (File No. 033-05033) on April 28, 2014, and incorporated herein by reference.

4.	*Subadvisory Agreement between VIA and DPIM dated November 2, 2016, on behalf of Virtus Strategic Allocation Series, filed via EDGAR (as Exhibit d.4) herewith.

5.	*Subadvisory Agreement between VIA and DPIM dated November 2, 2016, on behalf of Virtus International Series, filed via EDGAR (as Exhibit d.5) herewith.

6.	Subadvisory Agreement between Kayne Anderson Rudnick Investment Management, LLC (“Kayne”) and VIA, dated November 5, 2010, on behalf of the Small-Cap Growth Series and the Small-Cap Value Series, filed via EDGAR (as

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Exhibit d.6) with Post-Effective Amendment No. 61 (File No. 033-05033) on December 1, 2010, and incorporated herein by reference.

a)	First Amendment to Subadvisory Agreement between Kayne and VIA, dated September 30, 2011, on behalf of the Capital Growth Series, filed via EDGAR (as Exhibit d.6.a) with Post-Effective Amendment No. 70 (File No. 033-05033) on April 30, 2013, and incorporated herein by reference.

b)	Second Amendment to Subadvisory Agreement between Kayne and VIA, dated January 1, 2015, on behalf of the Small-Cap Growth Series, the Small-Cap Value Series and the Capital Growth Series, filed via EDGAR (as Exhibit d.6.b) with Post-Effective Amendment No. 74 (File No. 033-05033) on April 29, 2015, and incorporated herein by reference.

7.	*Subadvisory Agreement between VIA and Kayne dated November 2, 2016, on behalf of Virtus Strategic Allocation Series, filed via EDGAR (as Exhibit d.7) herewith.

8.	*Subadvisory Agreement between Rampart Investment Management Company, LLC (“Rampart”) and VIA, dated November 2, 2016, on behalf of Virtus Enhanced Core Equity Series, filed via EDGAR (as Exhibit d.8) herewith.

(e)	Underwriting Contracts

1.	Underwriting Agreement between Registrant and VP Distributors, Inc. (now known as VP Distributors, LLC, “VP Distributors”), dated November 5, 2010, filed via EDGAR (as Exhibit e.1) with Post-Effective Amendment No. 61 (File No. 033-05033) on December 1, 2010, and incorporated herein by reference.

a)	Amendment to Underwriting Agreement between Registrant and VP Distributors, effective as of February 14, 2011, filed via EDGAR (as Exhibit e.1.a) with Post-Effective Amendment No. 66 (File No. 033-05033) on April 24, 2012, and incorporated herein by reference.

2.	Distribution and Administrative Services Agreement among VIA, VP Distributors, Phoenix Life Insurance Company, PHL Variable Insurance Company and Phoenix Life and Annuity Company and 1851 Securities, Inc., effective as of November 5, 2010, filed via EDGAR (as Exhibit e.2) with Post-Effective Amendment No. 61 (File No. 033-05033) on December 1, 2010, and incorporated herein by reference.

a)     Amendment to Distribution and Administrative Services Agreement among VIA, VP Distributors, Phoenix Life Insurance Company, PHL Variable Insurance Company and Phoenix Life and Annuity Company and 1851 Securities, Inc., effective as of January 1, 2013, filed via EDGAR (as Exhibit e.2.a) with Post-Effective Amendment No. 72 (File No. 033-05033) on April 28, 2014, and incorporated herein by reference.

3.	Marketing and Administrative Services Agreement between VP Distributors and Jefferson National Life Insurance Company, dated November 2011, filed via EDGAR (as Exhibit e.3) with Post-Effective Amendment No. 66 (File No. 033-05033) on April 24, 2012, and incorporated herein by reference.

4.	Marketing and Administrative Services Agreement between VP Distributors and Symetra Life Insurance Company, effective as of April 25, 2013, filed via EDGAR (as Exhibit e.4) with Post-Effective Amendment No. 72 (File No. 033-05033) on April 28, 2014, and incorporated herein by reference.

a)      Amendment to Marketing and Administrative Services Agreement by and between VP Distributors, Symetra Life Insurance Company and Symetra Securities, Inc., effective as of July 1, 2013, filed via EDGAR (as Exhibit e.4.a) with Post-Effective Amendment No. 72 (File No. 033-05033) on April 28, 2014, and incorporated herein by reference.

5.	Marketing and Administrative Services Agreement between VP Distributors and The Guardian Insurance & Annuity Company, Inc., effective as of May 23, 2013, filed via EDGAR (as Exhibit e.5) with Post-Effective Amendment No. 72 (File No. 033-05033) on April 28, 2014, and incorporated herein by reference.

(f)	Amended and Restated Deferred Compensation Program, effective February 9, 2017, filed via EDGAR (as Exhibit f) with Post-Effective Amendment No. 31 (File No. 333-191940) to the Registration Statement of VAST on April 10, 2017, and incorporated herein by reference.

(g)	Master Global Custody Agreement between Registrant and JPMorgan Chase Bank, N.A., effective as of March 1, 2013, filed via EDGAR (as Exhibit g) with Post-Effective Amendment No. 70 (File No. 033-05033) on April 30, 2013, and incorporated herein by reference.

(h)	Other Material Contracts.

1.	Transfer Agency Services Agreement between Registrant and BNY Mellon Investment Servicing (US) Inc. (formerly, PNC Global Investment Servicing (U.S.) Inc.) (“BNY Mellon”), dated November 1, 2008, filed via EDGAR (as Exhibit h.1) with Post-Effective Amendment No. 57 (File No. 033-05033) on April 30, 2009, and incorporated herein by reference.

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a)	First Amendment to Transfer Agency Services Agreement between Registrant and BNY Mellon, effective as of February 14, 2011, filed via EDGAR (as Exhibit h.1.a) with Post-Effective Amendment No. 66 (File No. 033-05033) on April 24, 2012, and incorporated herein by reference.

2.	Amended and Restated Administration Agreement between Registrant and Virtus Fund Services, dated January 1, 2014, filed via EDGAR (as Exhibit h.2) with Post-Effective Amendment No. 72 (File No. 033-05033) on April 28, 2014, and incorporated herein by reference.

a)	*First Amendment to Amended and Restated Administration Agreement between Registrant and Virtus Fund Services, dated December 1, 2016, filed via EDGAR (as Exhibit h.2.a) herewith.

3.	Sub-Administration and Accounting Services Agreement among Virtus Equity Trust (“VET”), Virtus Insight Trust (“VIT”), Virtus Opportunities Trust (“VOT”) (collectively, “Virtus Mutual Funds”), Virtus Retirement Trust (“VRT”; formerly known as Virtus Institutional Trust), VP Distributors, LLC (since assigned to Virtus Fund Services, LLC (“Virtus Fund Services”)) and BNY Mellon, effective as of January 1, 2010, filed via EDGAR (as Exhibit h.5) with Post-Effective Amendment No. 50 to the Registration Statement of VIT (File No. 033-64915) on February 25, 2010, and incorporated herein by reference.

a)	First Amendment to Sub-Administration and Accounting Services Agreement among Virtus Mutual Funds, VRT, VP Distributors (since assigned to Virtus Fund Services) and BNY Mellon, effective as of June 30, 2010, filed via EDGAR (as Exhibit h.13.) with Post-Effective Amendment No. 52 to the Registration Statement of VIT (File No. 033-64915) on April 28, 2011, and incorporated herein by reference.

b)	Second Amendment to Sub-Administration and Accounting Services Agreement among Virtus Mutual Funds, VRT, VP Distributors (since assigned to Virtus Fund Services) and BNY Mellon, effective as of September 14, 2010, filed via EDGAR (as Exhibit h.14.) with Post-Effective Amendment No. 52 to the Registration Statement of VIT (File No. 033-64915) on April 28, 2011, and incorporated herein by reference.

c)	Third Amendment to Sub-Administration and Accounting Services Agreement among Virtus Mutual Funds, VRT, VP Distributors (since assigned to Virtus Fund Services) and BNY Mellon, , March 15, 2011, filed via EDGAR (as Exhibit h.15.) with Post-Effective Amendment No. 52 to the Registration Statement of VIT (File No. 033-64915) on April 28, 2011, and incorporated herein by reference.

d)	Fourth Amendment to Sub-Administration and Accounting Services Agreement among Virtus Mutual Funds, VRT, VP Distributors (since assigned to Virtus Fund Services) and BNY Mellon, effective as of August 28, 2012, filed via EDGAR (as Exhibit h.4.d) with Post-Effective Amendment No. 56 to the Registration Statement of VIT (File No. 033-64915) on April 29, 2013, and incorporated herein by reference.

e)	Fifth Amendment to Sub-Administration and Accounting Services Agreement among Virtus Mutual Funds, VP Distributors (since assigned to Virtus Fund Services) and BNY Mellon, effective as of December 18, 2012, filed via EDGAR (as Exhibit h.4.e) with Post-Effective Amendment No. 56 to the Registration Statement of VIT (File No. 033-64915) on April 29, 2013, and incorporated herein by reference.

f)	Sixth Amendment to Sub-Administration and Accounting Services Agreement among Virtus Mutual Funds, Virtus Fund Services and BNY Mellon, effective as of June 10, 2013, filed via EDGAR (as Exhibit h.4.f) with Post-Effective Amendment No. 64 to the Registration Statement of VOT (File No. 033-65137) on June 10, 2013, and incorporated herein by reference.

g)	Seventh Amendment to Sub-Administration and Accounting Services Agreement among Virtus Mutual Funds, Virtus Fund Services and BNY Mellon, effective as of December 18, 2013, filed via EDGAR (as Exhibit h.4.g) with Post-Effective Amendment No. 70 to the Registration Statement of VOT (File No. 033-65137) on January 27, 2014, and incorporated herein by reference.

h)	Joinder Agreement and Amendment to Sub-Administration and Accounting Services Agreement among the Registrant, Virtus Mutual Funds, Virtus Alternative Solutions Trust (“VAST”), VATS Offshore Fund, Ltd. (“VATS”), Virtus Fund Services and BNY Mellon, effective as of February 24, 2014, filed via EDGAR (as Exhibit h.4.h) with Pre-Effective Amendment No. 3 (File No. 333-191940) to the Registration Statement of VAST on March 28, 2014, and incorporated herein by reference.

i)	Joinder Agreement to Sub-Administration and Accounting Services Agreement among Registrant, Virtus Mutual Funds, VRT, VAST, VATS, Virtus Fund Services and BNY Mellon, effective as of December 10, 2015, filed via EDGAR (as Exhibit h.4.i) with Post-Effective Amendment No. 35 to the Registration Statement of VRT (File No. 033-80057) on January 8, 2016, and incorporated herein by reference.

j)	Amendment to Sub-Administration and Accounting Services Agreement among Registrant, Virtus Mutual Funds, VRT, VAST, VATS, Virtus Fund Services and BNY Mellon dated July 27, 2016, filed via EDGAR (as Exhibit h.4.j) with Post-effective Amendment No. 31 (File No. 333-191940) to the Registration Statement of VAST on April 10, 2017, and incorporated herein by reference.

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4.	*Seventh Amended and Restated Expense Limitation Agreement between Registrant and VIA, effective as of November 1, 2016, filed via EDGAR (as Exhibit h.4) herewith.

5.	Form of Indemnification Agreement with each Trustee of Registrant, effective as of October 24, 2016, filed via EDGAR (as Exhibit h.9) with Post-Effective Amendment No. 92 (File No. 033-65137) to the Registration Statement of VOT and incorporated herein by reference.

6.	Participation Agreement among Registrant, VP Distributors, Phoenix Life Insurance Company, PHL Variable Insurance Company, Phoenix Life and Annuity Company, and 1851 Securities, Inc., dated as of November 5, 2010, filed via EDGAR (as Exhibit h.4) with Post-Effective Amendment No. 61 (File No. 033-05033) on December 1, 2010, and incorporated herein by reference.

7.	Participation Agreement among Registrant, VP Distributors, and Jefferson National Life Insurance Company, dated as of November 2011, filed via EDGAR (as Exhibit h.4) with Post-Effective Amendment No. 66 (File No. 033-05033) on April 24, 2012, and incorporated herein by reference.

8.	Participation Agreement among Registrant, VP Distributors and Security Benefit Life Insurance Company, dated as of April 7, 2013, filed via EDGAR (as Exhibit h.7) with Post-Effective Amendment No. 70 (File No. 033-05033) on April 30, 2013, and incorporated herein by reference.

9.	Participation Agreement among Registrant, VP Distributors and First Security Benefit Life Insurance and Annuity Company of New York, dated as of April 7, 2013, filed via EDGAR (as Exhibit h.8) with Post-Effective Amendment No. 70 (File No. 033-05033) on April 30, 2013, and incorporated herein by reference.

10.	Participation Agreement among Registrant, VP Distributors and Symetra Life Insurance Company, dated as of April 2013, filed via EDGAR (as Exhibit h.9) with Post-Effective Amendment No. 72 (File No. 033-05033) on April 28, 2014, and incorporated herein by reference.

11.	Participation Agreement among Registrant, VP Distributors and The Guardian Insurance & Annuity Company, Inc., dated as of May 23, 2013, filed via EDGAR (as Exhibit h.10) with Post-Effective Amendment No. 72 (File No. 033-05033) on April 28, 2014, and incorporated herein by reference.

12.	Participation Agreement among Registrant, VP Distributors and Lincoln Life & Annuity Company of New York, dated as of April 28, 2014, filed via EDGAR (as Exhibit h.12) herewith.

13.	Participation Agreement among Registrant, VP Distributors and Lincoln National Life Insurance Company, dated as of April 28, 2014, filed via EDGAR (as Exhibit h.13) herewith.

(i)	Legal Opinion.

1.	Opinion and Consent of Counsel covering shares of Virtus Variable Insurance Trust, dated February 14, 2011, filed via EDGAR (as Exhibit i) with Post-Effective Amendment No. 62 (File No. 033-05033) on February 14, 2011, and incorporated herein by reference.

2.	*Consent of Sullivan & Worcester LLP, filed via EDGAR (as Exhibit i.2) herewith.

(j)	Other Opinions.

1.	*Consent of PricewaterhouseCoopers LLP, filed via EDGAR (as Exhibit j.1) herewith.

(k)	Not applicable.

(l)	Not applicable.

(m)	Rule 12b-1 Plan, filed via EDGAR (as Exhibit m) with Post-Effective Amendment No. 61 (File No. 033-05033) on December 1, 2010, and incorporated herein by reference.

1.	First Amendment to Rule 12b-1 Plan, dated February 14, 2011, filed via EDGAR (as Exhibit m.1) with Post-Effective Amendment No. 66 (File No. 033-05033) on April 24, 2012, and incorporated herein by reference.

(n)	Multi-Class Plan pursuant to Rule 18f-3, filed via EDGAR (as Exhibit n) with Post-Effective Amendment No. 70 (File No. 033-05033) on April 30, 2013, and incorporated herein by reference.

(o)	Reserved.

(p)	Code of Ethics.

1.	Amended and Restated Code of Ethics of the Virtus Mutual Funds effective August 2016, filed via EDGAR (as Exhibit p.1) with Post-Effective Amendment No. 88 (File No. 033-65137) to the Registration Statement of VOT on September 23, 2016, and incorporated herein by reference.

2.	Amended and Restated Code of Ethics of VIA, VP Distributors and other Virtus Affiliates dated June 30, 2016, filed via EDGAR (as Exhibit p.2) with Post-Effective Amendment No. 88 (File No. 033-65137) to the Registration Statement of VOT on September 23, 2016, and incorporated herein by reference.

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(q)	Powers of Attorney

1.	Powers of Attorney for Roger A. Gelfenbien, Eunice S. Groark (since retired), John R. Mallin, Hassell H. McClellan, Philip R. McLoughlin and Thomas J. Brown, Trustees, filed via EDGAR (as Exhibit q) with Post-Effective Amendment No. 64 (File No. 033-05033) on April 21, 2011.

2.	Power of Attorney for Trustee Geraldine M. McNamara, dated June 8, 2015, filed via EDGAR (as Exhibit r) with Post-Effective Amendment No. 78 (File No. 033-05033) on April 20, 2016, and incorporated herein by reference.

3.	*Powers of Attorney for Donald C. Burke, James M. Oates, Richard E. Segerson and Ferdinand L. J. Verdonck, Trustees, dated June 30, 2016, filed via EDGAR (as Exhibit q.3) herewith.

Item 29.	Persons Controlled By or Under Common Control with Registrant

None.

Item 30.	Indemnification

The indemnification of Registrant’s principal underwriter against certain losses is provided for in Section 2 of the Underwriting Agreement incorporated herein by reference to Exhibit e.1. Indemnification of Registrant’s Custodian is provided for in section 7, among others, of the Master Global Custody Agreement incorporated herein by reference to Exhibit g. The indemnification of Registrant’s Transfer Agent is provided for in Section 11 of the Transfer Agency Services Agreement incorporated herein by reference to Exhibit h.1. The Trust has entered into Indemnification Agreements with each trustee, the form of which is incorporated herein by reference to Exhibit h.6 of the Registrant’s Registration Statement, whereby the Registrant shall indemnify the trustee for expenses incurred in any proceeding in connection with the trustee’s service to the Registrant subject to certain limited exceptions.

In addition, Article VII sections 2 and 3 of the Registrant’s Agreement and Declaration of Trust incorporated herein by reference to Exhibit a.1-2, provides in relevant part as follows:

“A Trustee, when acting in such capacity, shall not be personally liable to any Person, other than the Trust or a Shareholder to the extent provided in this Article VII, for any act, omission or obligation of the Trust, of such Trustee or of any other Trustee. The Trustees shall not be responsible or liable in any event for any neglect or wrongdoing of any officer, agent, employee, Manager or Principal Underwriter of the Trust. The Trust (i) may indemnify an agent of the Trust or any Person who is serving or has served at the Trust’s request as an agent of another organization in which the Trust has any interest as a shareholder, creditor or otherwise and (ii) shall indemnify each Person who is, or has been, a Trustee, officer or employee of the Trust and any Person who is serving or has served at the Trust’s request as a director, officer, trustee, or employee of another organization in which the Trust has any interest as a shareholder, creditor or otherwise, in the case of (i) and (ii), to the fullest extent consistent with the 1940 Act and in the manner provided in the By-Laws; provided that such indemnification shall not be available to any of the foregoing Persons in connection with a claim, suit or other proceeding by any such Person against the Trust or a Series (or Class) thereof.

All persons extending credit to, contracting with or having any claim against the Trust or the Trustees shall look only to the assets of the appropriate Series (or Class thereof if the Trustees have included a Class limitation on liability in the agreement with such person as provided below), or, if the Trustees have yet to establish Series, of the Trust for payment under such credit, contract or claim; and neither the Trustees nor the Shareholders, nor any of the Trust’s officers, employees or agents, whether past, present or future, shall be personally liable therefor.

Every note, bond, contract, instrument, certificate or undertaking and every other act or thing whatsoever executed or done by or on behalf of the Trust or the Trustees by any of them in connection with the Trust shall conclusively be deemed to have been executed or done only in or with respect to his or their capacity as Trustee or Trustees, and such Trustee or Trustees shall not be personally liable thereon. …

… A Trustee shall be liable to the Trust and to any Shareholder solely for her or his own willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of the office of Trustee, and shall not be liable for errors of judgment or mistakes of fact or law. The Trustees may take advice of counsel or other experts with respect to the meaning and operation of this Declaration of Trust, and shall be under no liability for any act or omission in accordance with such advice nor for failing to follow such advice.”

In addition, Article III section 7 of such Agreement and Declaration of Trust provides for the indemnification of shareholders of the Registrant as follows: “If any Shareholder or former Shareholder shall be exposed to liability by reason of a claim or demand relating to such Person being or having been a Shareholder, and not because of such Person's acts or omissions, the Shareholder or former Shareholder (or such Person's heirs, executors, administrators, or other legal representatives or in the case of a corporation or other entity, its corporate or other general successor) shall be entitled to be held harmless from and indemnified out of the assets of the Trust against all cost and expense reasonably incurred in connection with such claim or demand, but only out of the assets held with respect to the particular Series of Shares of which such Person is or was a Shareholder and from or in relation to which such liability arose. The Trust may, at its option and shall, upon request by the Shareholder, assume the defense of any claim made against the Shareholder for any act or obligation of the Trust and satisfy any judgment thereon from the assets held with respect to the particular series.”

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Article VI Section 2 of the Registrant’s Bylaws incorporated herein by reference to Exhibit B of the Registrant’s Registration Statement, provides in relevant part, subject to certain exceptions and limitations, “every agent shall be indemnified by the Trust to the fullest extent permitted by law against all liabilities and against all expenses reasonably incurred or paid by him or her in connection with any proceeding in which he or she becomes involved as a party or otherwise by virtue of his or her being or having been an agent.” Such indemnification would not apply in the case of any liability to which the Registrant would otherwise be subject by reason of or for willful misfeasance, bad faith, gross negligence or reckless disregard of such person’s duties. The Investment Advisory Agreement, Subadvisory Agreements, Master Global Custody Agreement, Sub-Administration Agreement and Sub-Transfer Agency and Service Agreement, each as amended, respectively provide that the Registrant will indemnify the other party (or parties, as the case may be) to the agreement for certain losses. Similar indemnities to those listed above may appear in other agreements to which the Registrant is a party.

The Registrant, in conjunction with VIA, the Registrant’s Trustees, and other registered investment management companies managed by VIA, maintains insurance on behalf of any person who is or was a Trustee, officer, employee, or agent of the Registrant, or who is or was serving at the request of the Registrant as a trustee, director, officer, employee or agent of another trust or corporation, against any liability asserted against such person and incurred by him or arising out of his position. However, in no event will Registrant maintain insurance to indemnify any such person for any act for which the Registrant itself is not permitted to indemnify him.

Insofar as indemnification for liability arising under the Securities Act of 1933, as amended (the “Act”), may be permitted to trustees, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a trustee, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such trustee, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 31.	Business and Other Connections of the Investment Adviser and Subadvisers

See “Management” in the Prospectus and “The Investment Adviser, Subadvisers and Portfolio Managers” and “Management of the Trust” in the Statement of Additional Information for information which is included in this Post-Effective Amendment regarding the business of the Adviser and Subadvisers. For information as to the business, profession, vocation or employment of a substantial nature of the directors and officers of the Adviser and Subadvisers, in the last two years, reference is made to the Adviser’s and Subadvisers’ current Form ADV filed under the Investment Advisers Act of 1940, incorporated herein by reference.

Adviser	SEC File No.:
VIA	801-5995
Duff & Phelps	801-14813
Kayne	801-24241
Newfleet	801-51559
Rampart	801-77244

Item 32.	Principal Underwriter

VP Distributors also serves as the principal underwriter for the following registrants: Virtus Alternative Solutions Trust, Virtus Equity Trust, Virtus Opportunities Trust and Virtus Retirement Trust.

(b)	Directors and executive officers of VP Distributors, 100 Pearl Street, Hartford, CT 06103 are as follows:

Name and Principal Business Address	Positions and Offices with Distributor	Positions and Offices with Registrant

George R. Aylward	Executive Vice President	President and Trustee

Kevin J. Carr	Vice President, Counsel and Secretary	Assistant Secretary

Jennifer S. Fromm	Securities Counsel and Assistant Secretary	Vice President, Counsel, Chief Legal Officer and Secretary
Nancy J. Engberg	Vice President and Assistant Secretary	Vice President and Chief Compliance Officer

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Name and Principal Business Address	Positions and Offices with Distributor	Positions and Offices with Registrant
David Hanley	Vice President and Treasurer	None

Barry Mandinach	President	None

David C. Martin	Vice President and Chief Compliance Officer	None

Francis G. Waltman	Executive Vice President	Executive Vice President

(c)	To the best of the Registrant’s knowledge, no commissions or other compensation was received by any principal underwriter who is not an affiliated person of the Registrant or an affiliated person of such affiliated person, directly or indirectly, from the Registrant during the Registrant’s last fiscal year.

Item 33.	Location of Accounts and Records

Persons maintaining physical possession of accounts, books and other documents required to be maintained by Section 31(a) of the Investment Company Act of 1940 and the Rules promulgated thereunder include:

Secretary of the Trust:

Jennifer Fromm, Esq.

100 Pearl Street

Hartford, CT 06103

Investment Adviser:

Virtus Investment Advisers, Inc.

100 Pearl Street

Hartford, CT 06103

Subadviser for Enhanced Core Equity Series

Rampart Investment Management Company, LLC

One International Place, 14th Floor

Boston, MA 02110

Subadviser for International Series, Real Estate Securities Series and Strategic Allocation Series:

Duff & Phelps Investment Management Co.

200 South Wacker Drive, Suite 500

Chicago, IL 60606

Subadviser to Capital Growth Series, Small-Cap Growth Series, Small-Cap Value Series and Strategic Allocation Series:

Kayne Anderson Rudnick Investment Management, LLC

1800 Avenue of the Stars

Second Floor

Los Angeles, CA 90067

Subadviser to Multi-Sector Fixed Income Series and Strategic Allocation Series:

Newfleet Asset Management, LLC

100 Pearl Street

Hartford, CT 06103

Principal Underwriter:

VP Distributors, LLC

100 Pearl Street

Hartford, CT 06103

Custodian:

JPMorgan Chase Bank, National Association

One Chase Manhattan Plaza, 19th Floor

New York, NY 10005

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Administrator:

Virtus Fund Services, LLC

100 Pearl Street

Hartford, CT 06103

Transfer Agent, Fund Accountant, Subadministrator and Dividend Dispersing Agent:

BNY Mellon Investment Servicing (US) Inc.

301 Bellevue Parkway

Wilmington, DE 19809

Item 34. Management Services

None.

Item 35.	Undertakings

Not applicable.

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Exhibit Index

Exhibit	Description
a.2	First Amendment to the Agreement and Declaration of Trust
d.1.d	Fourth Amendment to Investment Advisory Agreement
d.4	Subadvisory Agreement
d.5	Subadvisory Agreement
d.7	Subadvisory Agreement
d.8	Subadvisory Agreement
h.2.a	First Amendment to Amended and Restated Administration Agreement
h.4	Seventh Amended and Restated Expense Limitation Agreement
h.12	Participation Agreement with Lincoln Life & Annuity Company of New York
h.13	Participation Agreement with Lincoln National Life Insurance Company
i.2	Consent of Sullivan & Worcester LLP
j.1	Consent of PricewaterhouseCoopers LLP
q.3	Powers of attorney for Donald C. Burke, James M. Oates, Richard E. Segerson and Ferdinand L. J. Verdonck, Trustees

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, the Registrant certifies that it meets all of the requirements for effectiveness for this registration statement under Rule 485(b) of the Securities Act and has duly caused this registration statement to be signed on its behalf by the undersigned, duly authorized, in the City of Hartford and the State of Connecticut on the 25th day of April, 2017

VIRTUS VARIABLE INSURANCE TRUST

By:	/s/ George R. Aylward
George R. Aylward
President

Pursuant to the requirements of the Securities Act of 1933, as amended, this registration statement has been signed below by the following persons in the capacities indicated on the 25th day of April, 2017.

Signature	Title
/s/ George R. Aylward
George R. Aylward	Trustee and President (principal executive officer)
/s/ W. Patrick Bradley
W. Patrick Bradley	Chief Financial Officer and Treasurer (principal financial and accounting officer)
/s/ Thomas J. Brown
Thomas J. Brown*	Trustee
/s/ Donald C. Burke
Donald C. Burke*	Trustee
/s/ Roger A. Gelfenbien
Roger A. Gelfenbien*	Trustee
/s/ John R. Mallin
John R. Mallin*	Trustee
/s/ Hassell H. McClellan
Hassell H. McClellan*	Trustee
/s/ Philip R. McLoughlin
Philip R. McLoughlin*	Trustee and Chairman
/s/ Geraldine M. McNamara
Geraldine M. McNamara*	Trustee
/s/ James M. Oates
James M. Oates*	Trustee
/s/ Richard E. Segerson
Richard E. Segerson*	Trustee
/s/ Ferdinand L.J. Verdonck
Ferdinand L.J. Verdonck*	Trustee

*By:	/s/ George R. Aylward
*George R. Aylward, Attorney-in-Fact, pursuant to a power of attorney